UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07076

Wilshire Mutual Funds, Inc.
(Exact name of registrant as specified in charter)

Wilshire Mutual Funds, Inc.

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Address of principal executive offices) (Zip code)

Jason A. Schwarz

Wilshire Advisors LLC

1299 Ocean Avenue, Suite 600

Santa Monica, CA 90401-1085
(Name and address of agent for service)

(310) 451-3051

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2024

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

Large Company Growth Portfolio
Investment Class | DTLGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$72[1]	1.30%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$254,758,775
Number of Holdings	353
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Information Technology	36.5%
Consumer Discretionary	12.0%
Communication Services	11.8%
Health Care	10.1%
Industrials	5.0%
Financials	4.6%
Asset Backed Securities	2.3%
Consumer Staples	2.1%
Mortgage Securities	2.0%
Cash & Other	13.6%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	10.0%
NVIDIA Corp.	9.2%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.3%
Meta Platforms, Inc.	4.5%
Alphabet, Inc.	4.4%
RUSSELL 1000 GROWTH TOTAL RETURN	3.3%
Voya VACS Series SC Fund	2.6%
Eli Lilly & Co.	2.0%
Netflix, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Large Company Growth Portfolio	PAGE 1	TSR-SAR-971897103

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 2	TSR-SAR-971897103

Large Company Growth Portfolio
Institutional Class | WLCGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Large Company Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$56[1]	1.00%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$254,758,775
Number of Holdings	353
Portfolio Turnover	30%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Information Technology	36.5%
Consumer Discretionary	12.0%
Communication Services	11.8%
Health Care	10.1%
Industrials	5.0%
Financials	4.6%
Asset Backed Securities	2.3%
Consumer Staples	2.1%
Mortgage Securities	2.0%
Cash & Other	13.6%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	10.0%
NVIDIA Corp.	9.2%
Amazon.com, Inc.	6.3%
Apple, Inc.	5.3%
Meta Platforms, Inc.	4.5%
Alphabet, Inc.	4.4%
RUSSELL 1000 GROWTH TOTAL RETURN	3.3%
Voya VACS Series SC Fund	2.6%
Eli Lilly & Co.	2.0%
Netflix, Inc.	1.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Large Company Growth Portfolio	PAGE 1	TSR-SAR-971897509

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Growth Portfolio	PAGE 2	TSR-SAR-971897509

Large Company Value Portfolio
Investment Class | DTLVX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$67[1]	1.30%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$165,415,488
Number of Holdings	552
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Financials	21.1%
Information Technology	13.6%
Industrials	10.9%
Health Care	10.3%
Energy	7.2%
Consumer Discretionary	5.9%
Consumer Staples	4.4%
Communication Services	3.9%
Materials	3.3%
Cash & Other	19.4%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.8%
RUSSELL 1000 VALUE INDEX TOTAL RETURN	1.5%
Microsoft Corp.	1.5%
Citigroup, Inc.	1.4%
Wells Fargo & Co.	1.3%
Bank of America Corp.	1.2%
Workday, Inc.	1.2%
Berkshire Hathaway, Inc.	1.1%
Telefonaktiebolaget LM Ericsson	1.1%
Elevance Health, Inc.	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Large Company Value Portfolio	PAGE 1	TSR-SAR-971897202

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 2	TSR-SAR-971897202

Large Company Value Portfolio
Institutional Class | WLCVX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Large Company Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$52[1]	1.00%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$165,415,488
Number of Holdings	552
Portfolio Turnover	18%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Financials	21.1%
Information Technology	13.6%
Industrials	10.9%
Health Care	10.3%
Energy	7.2%
Consumer Discretionary	5.9%
Consumer Staples	4.4%
Communication Services	3.9%
Materials	3.3%
Cash & Other	19.4%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.8%
RUSSELL 1000 VALUE INDEX TOTAL RETURN	1.5%
Microsoft Corp.	1.5%
Citigroup, Inc.	1.4%
Wells Fargo & Co.	1.3%
Bank of America Corp.	1.2%
Workday, Inc.	1.2%
Berkshire Hathaway, Inc.	1.1%
Telefonaktiebolaget LM Ericsson	1.1%
Elevance Health, Inc.	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Large Company Value Portfolio	PAGE 1	TSR-SAR-971897608

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Large Company Value Portfolio	PAGE 2	TSR-SAR-971897608

Small Company Growth Portfolio
Investment Class | DTSGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$67[1]	1.35%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$24,415,103
Number of Holdings	418
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Health Care	26.4%
Industrials	17.8%
Information Technology	17.5%
Consumer Discretionary	12.3%
Financials	7.7%
Energy	5.9%
Consumer Staples	5.7%
Materials	2.6%
Communication Services	1.3%
Cash & Other	2.8%

Top 10 Issuers	(% of Net Assets)
LeMaitre Vascular, Inc.	2.1%
Texas Roadhouse, Inc.	2.1%
Permian Resources Corp.	2.0%
Medpace Holdings, Inc.	2.0%
PDF Solutions, Inc.	1.5%
Casella Waste Systems, Inc.	1.4%
Qualys, Inc.	1.4%
Guidewire Software, Inc.	1.3%
Pegasystems, Inc.	1.2%
Simulations Plus, Inc.	1.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Small Company Growth Portfolio	PAGE 1	TSR-SAR-971897301

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 2	TSR-SAR-971897301

Small Company Growth Portfolio
Institutional Class | WSMGX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Small Company Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55[1]	1.10%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$24,415,103
Number of Holdings	418
Portfolio Turnover	27%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Health Care	26.4%
Industrials	17.8%
Information Technology	17.5%
Consumer Discretionary	12.3%
Financials	7.7%
Energy	5.9%
Consumer Staples	5.7%
Materials	2.6%
Communication Services	1.3%
Cash & Other	2.8%

Top 10 Issuers	(% of Net Assets)
LeMaitre Vascular, Inc.	2.1%
Texas Roadhouse, Inc.	2.1%
Permian Resources Corp.	2.0%
Medpace Holdings, Inc.	2.0%
PDF Solutions, Inc.	1.5%
Casella Waste Systems, Inc.	1.4%
Qualys, Inc.	1.4%
Guidewire Software, Inc.	1.3%
Pegasystems, Inc.	1.2%
Simulations Plus, Inc.	1.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Small Company Growth Portfolio	PAGE 1	TSR-SAR-971897707

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Growth Portfolio	PAGE 2	TSR-SAR-971897707

Small Company Value Portfolio
Investment Class | DTSVX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$67[1]	1.35%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$24,744,616
Number of Holdings	634
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Financials	29.1%
Industrials	18.3%
Consumer Discretionary	11.4%
Energy	8.9%
Materials	6.6%
Real Estate	6.5%
Health Care	5.5%
Information Technology	5.3%
Consumer Staples	4.4%
Cash & Other	4.0%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.7%
Mr Cooper Group, Inc.	1.5%
First Advantage Corp.	1.1%
FTAI Aviation Ltd.	1.1%
Ashland, Inc.	1.1%
Live Oak Bancshares, Inc.	1.0%
Triumph Financial, Inc.	1.0%
Civitas Resources, Inc.	1.0%
Bank OZK	0.9%
Enstar Group Ltd.	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Small Company Value Portfolio	PAGE 1	TSR-SAR-971897400

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 2	TSR-SAR-971897400

Small Company Value Portfolio
Institutional Class | WSMVX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Small Company Value Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$55[1]	1.10%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$24,744,616
Number of Holdings	634
Portfolio Turnover	24%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Financials	29.1%
Industrials	18.3%
Consumer Discretionary	11.4%
Energy	8.9%
Materials	6.6%
Real Estate	6.5%
Health Care	5.5%
Information Technology	5.3%
Consumer Staples	4.4%
Cash & Other	4.0%

Top 10 Issuers	(% of Net Assets)
Red Rock Resorts, Inc.	1.7%
Mr Cooper Group, Inc.	1.5%
First Advantage Corp.	1.1%
FTAI Aviation Ltd.	1.1%
Ashland, Inc.	1.1%
Live Oak Bancshares, Inc.	1.0%
Triumph Financial, Inc.	1.0%
Civitas Resources, Inc.	1.0%
Bank OZK	0.9%
Enstar Group Ltd.	0.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Small Company Value Portfolio	PAGE 1	TSR-SAR-971897806

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Small Company Value Portfolio	PAGE 2	TSR-SAR-971897806

Wilshire 5000® Index Fund
Investment Class | WFIVX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$30[1]	0.56%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$268,028,436
Number of Holdings	2,243
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Information Technology	30.0%
Financials	12.4%
Health Care	11.6%
Consumer Discretionary	9.9%
Industrials	9.2%
Communication Services	8.6%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Cash & Other	6.4%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	6.1%
Apple, Inc.	6.1%
NVIDIA Corp.	5.6%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc.	2.1%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.4%
Berkshire Hathaway, Inc.	1.2%
JPMorgan Chase & Co.	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire 5000® Index Fund	PAGE 1	TSR-SAR-971897855

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire 5000® Index Fund	PAGE 2	TSR-SAR-971897855

Wilshire 5000® Index Fund
Institutional Class | WINDX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Wilshire 5000® Index Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$17[1]	0.33%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$268,028,436
Number of Holdings	2,243
Portfolio Turnover	2%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Information Technology	30.0%
Financials	12.4%
Health Care	11.6%
Consumer Discretionary	9.9%
Industrials	9.2%
Communication Services	8.6%
Consumer Staples	5.4%
Energy	3.8%
Real Estate	2.7%
Cash & Other	6.4%

Top 10 Issuers	(% of Net Assets)
Microsoft Corp.	6.1%
Apple, Inc.	6.1%
NVIDIA Corp.	5.6%
Alphabet, Inc.	3.8%
Amazon.com, Inc.	3.4%
Meta Platforms, Inc.	2.1%
Eli Lilly & Co.	1.5%
Broadcom, Inc.	1.4%
Berkshire Hathaway, Inc.	1.2%
JPMorgan Chase & Co.	1.1%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire 5000® Index Fund	PAGE 1	TSR-SAR-971897863

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire 5000® Index Fund	PAGE 2	TSR-SAR-971897863

Wilshire International Equity Fund
Investment Class | WLCTX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$77[1]	1.50%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$220,854,900
Number of Holdings	1,213
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Financials	17.9%
Industrials	15.3%
Information Technology	11.1%
Consumer Discretionary	10.3%
Health Care	10.0%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	3.5%
Energy	2.9%
Cash & Other	19.4%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.9%
Novo Nordisk AS	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
MS_TRS_MSCI EAFE NET TOTAL RETURN USD INDEX_P	1.2%
AstraZeneca PLC	1.1%
ICON PLC	1.1%
ASM International NV	1.1%
Ferrari NV	1.1%
BAE Systems PLC	1.0%
Canadian Pacific Kansas City Ltd.	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.9%
Britain	9.5%
Japan	9.4%
France	6.6%
Canada	5.1%
Netherlands	4.6%
Taiwan	4.4%
China	3.7%
Switzerland	3.5%
Cash & Other	39.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire International Equity Fund	PAGE 1	TSR_SAR_971897822

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 2	TSR_SAR_971897822

Wilshire International Equity Fund
Institutional Class | WLTTX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Wilshire International Equity Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$64[1]	1.25%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$220,854,900
Number of Holdings	1,213
Portfolio Turnover	23%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)

Top Sectors	(% of Net Assets)
Financials	17.9%
Industrials	15.3%
Information Technology	11.1%
Consumer Discretionary	10.3%
Health Care	10.0%
Materials	5.0%
Consumer Staples	4.6%
Communication Services	3.5%
Energy	2.9%
Cash & Other	19.4%

Top 10 Issuers	(% of Net Assets)
Voya VACS Series SC Fund	2.9%
Novo Nordisk AS	2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.1%
MS_TRS_MSCI EAFE NET TOTAL RETURN USD INDEX_P	1.2%
AstraZeneca PLC	1.1%
ICON PLC	1.1%
ASM International NV	1.1%
Ferrari NV	1.1%
BAE Systems PLC	1.0%
Canadian Pacific Kansas City Ltd.	1.0%

Top Ten Countries	(% of Net Assets)
United States	13.9%
Britain	9.5%
Japan	9.4%
France	6.6%
Canada	5.1%
Netherlands	4.6%
Taiwan	4.4%
China	3.7%
Switzerland	3.5%
Cash & Other	39.3%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire International Equity Fund	PAGE 1	TSR_SAR_971897814

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire International Equity Fund	PAGE 2	TSR_SAR_971897814

Wilshire Income Opportunities Fund
Investment Class | WIORX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investment Class	$57[1]	1.15%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$201,018,290
Number of Holdings	1,490
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Mortgage Securities	24.3%
Government	21.0%
Asset Backed Securities	10.0%
Financial	6.6%
Consumer, Cyclical	6.0%
Consumer, Non-cyclical	4.9%
Energy	4.6%
Industrial	3.4%
Utilities	3.5%
Cash & Other	15.7%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	10.9%
Federal Home Loan Mortgage Corp.	3.1%
Federal National Mortgage Association	2.9%
BX Trust	2.4%
Progress Residential Trust	1.8%
Voya VACS Series HYB Fund	1.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Indonesia Treasury Bond	0.8%
Voya VACS Series EMHCD Fund	0.8%
AMSR Trust	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire Income Opportunities Fund	PAGE 1	TSR_SAR_971897772

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 2	TSR_SAR_971897772

Wilshire Income Opportunities Fund
Institutional Class | WIOPX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the Wilshire Income Opportunities Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.wilshire.com/research-insights/product-literature. You can also request this information by contacting us at 1-866-591-1568.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$45[1]	0.90%[2]
1	Amount shown reflects the expense of the Fund from January 1, 2024 through June 30, 2024. Expenses would have been higher if for a full year.
2	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$201,018,290
Number of Holdings	1,490
Portfolio Turnover	56%
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)*

Top Sectors	(% of Net Assets)
Mortgage Securities	24.3%
Government	21.0%
Asset Backed Securities	10.0%
Financial	6.6%
Consumer, Cyclical	6.0%
Consumer, Non-cyclical	4.9%
Energy	4.6%
Industrial	3.4%
Utilities	3.5%
Cash & Other	15.7%

Top 10 Issuers	(% of Net Assets)
United States Treasury Note/Bond	10.9%
Federal Home Loan Mortgage Corp.	3.1%
Federal National Mortgage Association	2.9%
BX Trust	2.4%
Progress Residential Trust	1.8%
Voya VACS Series HYB Fund	1.6%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.6%
Indonesia Treasury Bond	0.8%
Voya VACS Series EMHCD Fund	0.8%
AMSR Trust	0.8%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.wilshire.com/research-insights/product-literature.
Wilshire Income Opportunities Fund	PAGE 1	TSR_SAR_971897764

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Wilshire documents not be householded, please contact Wilshire at 1-866-591-1568, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Wilshire or your financial intermediary.
Wilshire Income Opportunities Fund	PAGE 2	TSR_SAR_971897764

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments are included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

WILSHIRE MUTUAL FUNDS, INC.
Large Company Growth Portfolio
Large Company Value Portfolio
Small Company Growth Portfolio
Small Company Value Portfolio
Wilshire 5000 Indexsm Fund
Wilshire International Equity Fund
Wilshire Income Opportunities Fund
Core Financial Statements
June 30, 2024 (Unaudited)
http://advisor.wilshire.com

Large Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.6%
Communication Services - 11.6%
Alphabet, Inc. - Class A	14,365	$ 2,616,585
Alphabet, Inc. - Class C	46,803	8,584,606
Liberty Media Corp.- Liberty Formula One - Class C(a)	7,798	560,208
Meta Platforms, Inc. - Class A	22,543	11,366,632
Netflix, Inc.(a)	6,794	4,585,135
Pinterest, Inc. - Class A(a)	29,806	1,313,550
Spotify Technology SA(a)	1,207	378,745
The Trade Desk, Inc. - Class A(a)	2,694	263,123
		29,668,584
Consumer Discretionary - 11.8%
Amazon.com, Inc.(a)	83,592	16,154,154
AutoZone, Inc.(a)	144	426,830
Booking Holdings, Inc.	95	376,343
Burlington Stores, Inc.(a)	2,356	565,440
Carvana Co.(a)	525	67,578
Chipotle Mexican Grill, Inc.(a)	15,700	983,605
Coupang, Inc.(a)	7,670	160,687
Dick’s Sporting Goods, Inc.	834	179,185
DraftKings, Inc. - Class A(a)	17,265	659,005
Ferrari NV	1,255	512,504
Grand Canyon Education, Inc.(a)	1,253	175,307
Light & Wonder, Inc. - Class A(a)	1,286	134,876
Lululemon Athletica, Inc.(a)	3,522	1,052,021
MercadoLibre, Inc.(a)	611	1,004,117
NIKE, Inc. - Class B	6,595	497,065
Ollie’s Bargain Outlet Holdings, Inc.(a)	6,069	595,794
On Holding AG - Class A(a)	8,838	342,914
O’Reilly Automotive, Inc.(a)	83	87,653
PulteGroup, Inc.	1,005	110,651
RH(a)	176	43,022
Ross Stores, Inc.	5,620	816,698
Tesla, Inc.(a)	4,013	794,092
The Home Depot, Inc.	6,294	2,166,647
The TJX Cos., Inc.	10,753	1,183,905
TopBuild Corp.(a)	158	60,873
Tractor Supply Co.	3,375	911,250
Ulta Beauty, Inc.(a)	232	89,522
		30,151,738
Consumer Staples - 2.1%
Celsius Holdings, Inc.(a)	6,255	357,098
Costco Wholesale Corp.	3,510	2,983,465
Monster Beverage Corp.(a)	35,561	1,776,272
Target Corp.	1,827	270,469
		5,387,304
Energy - 0.2%
Antero Midstream Corp.	1,749	25,780
Cameco Corp.	4,470	219,924

	Shares	Value
Matador Resources Co.	2,284	$ 136,127
Targa Resources Corp.	558	71,859
Viper Energy, Inc.	42	1,576
		455,266
Financials - 3.7%
American Express Co.	3,004	695,576
Block, Inc.(a)	188	12,124
Citigroup, Inc.	6,457	409,761
Equitable Holdings, Inc.	893	36,488
Fiserv, Inc.(a)	1,963	292,565
Mastercard, Inc. - Class A	1,917	845,704
MSCI, Inc.	503	242,320
Primerica, Inc.	1,194	282,477
S&P Global, Inc.	2,935	1,309,010
SLM Corp.	16,939	352,162
The Progressive Corp.	1,499	311,357
Tradeweb Markets, Inc. - Class A	486	51,516
Visa, Inc. - Class A	17,244	4,526,033
		9,367,093
Health Care - 9.9%
AbbVie, Inc.	1,255	215,258
Amgen, Inc.	1,563	488,359
Boston Scientific Corp.(a)	16,514	1,271,743
Chemed Corp.	162	87,898
Danaher Corp.	2,603	650,359
Edwards Lifesciences Corp.(a)	12,494	1,154,071
Eli Lilly & Co.	5,590	5,061,074
Genmab A/S - ADR(a)	11,689	293,745
HCA Healthcare, Inc.	636	204,334
IDEXX Laboratories, Inc.(a)	2,153	1,048,942
Intuitive Surgical, Inc.(a)	6,293	2,799,441
Madrigal Pharmaceuticals, Inc.(a)	527	147,644
McKesson Corp.	1,505	878,980
Medpace Holdings, Inc.(a)	1,180	485,983
Merck & Co., Inc.	1,101	136,304
Mettler-Toledo International, Inc.(a)	322	450,024
Natera, Inc.(a)	15,177	1,643,517
Nuvalent, Inc. - Class A(a)	1,498	113,638
ResMed, Inc.	1,253	239,849
Stryker Corp.	1,503	511,396
UnitedHealth Group, Inc.	3,751	1,910,234
Vaxcyte, Inc.(a)	6,813	514,450
Veeva Systems, Inc. - Class A(a)	4,875	892,174
Vertex Pharmaceuticals, Inc.(a)	4,424	2,073,617
Waters Corp.(a)	1,242	360,329
West Pharmaceutical Services, Inc.	1,304	429,525
Zoetis, Inc.	6,975	1,209,186
		25,272,074
Industrials - 4.9%
AMETEK, Inc.	2,286	381,099
Armstrong World Industries, Inc.	4,016	454,772
Cintas Corp.	886	620,430

The accompanying notes are an integral part of these financial statements.

1

Large Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Comfort Systems USA, Inc.	294	$ 89,411
Copart, Inc.(a)	29,248	1,584,072
Donaldson Co., Inc.	3,016	215,825
Eaton Corp. PLC	736	230,773
EMCOR Group, Inc.	751	274,175
FTI Consulting, Inc.(a)	733	157,984
GFL Environmental, Inc.	33,843	1,317,508
HEICO Corp. - Class A	8,881	1,576,555
Lockheed Martin Corp.	1,466	684,769
Otis Worldwide Corp.	10,582	1,018,623
The Boeing Co.(a)	138	25,117
Trane Technologies PLC	1,208	397,347
TransDigm Group, Inc.	338	431,832
Trex Co., Inc.(a)	4,174	309,377
Uber Technologies, Inc.(a)	4,748	345,085
Verisk Analytics, Inc.	2,946	794,094
Vertiv Holdings Co. - Class A	12,437	1,076,671
Waste Management, Inc.	1,793	382,519
		12,368,038
Information Technology - 36.3%(b)
Adobe, Inc.(a)	4,125	2,291,602
Advanced Micro Devices, Inc.(a)	3,827	620,778
Amphenol Corp. - Class A	4,924	331,730
Appfolio, Inc. - Class A(a)	2,740	670,122
Apple, Inc.	64,126	13,506,218
Applied Materials, Inc.	1,704	402,127
AppLovin Corp. - Class A(a)	20,308	1,690,032
Arista Networks, Inc.(a)	6,585	2,307,911
ASML Holding NV - ADR	764	781,366
Broadcom, Inc.	2,678	4,299,609
Cadence Design Systems, Inc.(a)	4,385	1,349,484
Crowdstrike Holdings, Inc. - Class A(a)	2,048	784,773
Entegris, Inc.	2,133	288,808
HubSpot, Inc.(a)	661	389,851
KLA Corp.	451	371,854
Lam Research Corp.	296	315,196
Manhattan Associates, Inc.(a)	2,251	555,277
Marvell Technology, Inc.	12,042	841,736
Micron Technology, Inc.	6,606	868,887
Microsoft Corp.	57,086	25,514,588
Monolithic Power Systems, Inc.	159	130,647
Motorola Solutions, Inc.	3,211	1,239,606
NetApp, Inc.	6,821	878,545
NVIDIA Corp.	189,961	23,467,782
Onto Innovation, Inc.(a)	1,154	253,372
Palantir Technologies, Inc. - Class A(a)	1,985	50,280
Pure Storage, Inc. - Class A(a)	1,010	64,852
QUALCOMM, Inc.	12,128	2,415,655
Salesforce, Inc.	1,619	416,245
ServiceNow, Inc.(a)	2,128	1,674,034
Smartsheet, Inc. - Class A(a)	4,167	183,681

	Shares	Value
Synopsys, Inc.(a)	840	$499,850
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	9,526	1,655,714
Texas Instruments, Inc.	6,813	1,325,333
		92,437,545
Materials - 0.6%
Eagle Materials, Inc.	1,329	289,004
Freeport-McMoRan, Inc.	3,532	171,655
Southern Copper Corp.	2,563	276,138
The Sherwin-Williams Co.	2,886	861,269
		1,598,066
Utilities - 0.5%
Constellation Energy Corp.	4,166	834,325
NRG Energy, Inc.	4,706	366,409
Vistra Corp.	251	21,581
		1,222,315
TOTAL COMMON STOCKS (Cost $96,936,325)		207,928,023
OPEN END FUNDS - 3.0%
Voya VACS Series EMHCD Fund	158	1,647
Voya VACS Series HYB Fund	100,709	1,025,220
Voya VACS Series SC Fund - Class SC	625,842	6,521,270
TOTAL OPEN END FUNDS (Cost $7,713,457)		7,548,137
	Par
CORPORATE BONDS - 2.8%
Basic Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	$ 54,000	53,643
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	59,000	57,590
Nutrien Ltd., 5.95%, 11/07/2025	83,000	83,429
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	97,000	90,288
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	65,000	57,960
		342,910
Communications - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	87,000	72,141
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	130,000	105,219
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	17,000	16,313
The Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	60,000	52,067
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 07/12/2024)	107,000	101,645
3.75%, 04/15/2027 (Callable 02/15/2027)	51,000	48,990

The accompanying notes are an integral part of these financial statements.

2

Large Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)	$ 65,000	$ 58,379
2.36%, 03/15/2032 (Callable 12/15/2031)	139,000	113,159
		567,913
Consumer Cyclical - 0.2%
American Honda Finance Corp., 1.20%, 07/08/2025	62,000	59,400
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	90,000	78,873
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	60,000	57,232
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	124,000	117,999
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	100,000	99,085
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	90,000	82,889
		495,478
Consumer Non-Cyclical - 0.2%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	92,000	91,768
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	51,000	47,475
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	86,000	81,270
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	14,000	13,849
Nestle Holdings, Inc., 5.25%, 03/13/2026(c)	150,000	150,475
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	69,000	62,390
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(c)	104,000	97,004
		544,231
Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	97,000	89,160
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	65,000	57,773
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	65,000	59,937
MPLX LP
4.88%, 12/01/2024 (Callable 09/01/2024)	62,000	61,692
2.65%, 08/15/2030 (Callable 05/15/2030)	29,000	24,816

	Par	Value
Ovintiv Exploration, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	$86,000	$85,570
Plains All American Pipeline LP, 4.65%, 10/15/2025 (Callable 07/15/2025)	86,000	84,859
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	50,000	49,562
		513,369
Financials - 1.0%
American Express Co., 2.25%, 03/04/2025 (Callable 02/01/2025)	60,000	58,700
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030)(c)	38,000	39,212
Bank of America Corp.
4.00%, 01/22/2025	63,000	62,292
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	279,000	257,555
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	42,000	40,018
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,116
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	147,000	126,911
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(c)	94,000	82,070
2.50%, 01/10/2030 (Callable 10/10/2029)(c)	37,000	32,139
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	83,000	75,706
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	48,000	47,155
5.45%, 03/02/2028 (Callable 02/02/2028)	85,000	85,653
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	79,000	76,394
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	175,555
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	53,000	51,494
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	142,000	130,182
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	44,000	41,237

The accompanying notes are an integral part of these financial statements.

3

Large Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	$ 46,000	$ 40,862
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	17,000	13,876
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	62,000	52,272
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	65,000	62,808
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	143,000	138,896
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	24,000	22,445
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	159,000	148,551
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	67,000	62,022
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	38,000	39,178
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	31,000	25,182
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	92,000	90,666
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	5,000	4,759
Royal Bank of Canada, 1.20%, 04/27/2026	70,000	65,001
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(c)	63,000	59,242
The Bank of Nova Scotia, 2.70%, 08/03/2026	94,000	88,942
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	34,249
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	34,000	33,203
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026 (Callable 04/30/2025)	20,000	19,432
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	20,000	19,757

	Par	Value
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	$37,000	$35,222
		2,452,954
Health Care - 0.2%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 12/15/2024)	109,000	107,635
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	212,000	208,238
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	130,000	105,280
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	54,000	51,288
1.75%, 09/02/2027 (Callable 07/02/2027)	153,000	137,292
2.20%, 09/02/2030 (Callable 06/02/2030)	61,000	50,465
		660,198
Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	123,000	108,179
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	82,000	81,302
Parker-Hannifin Corp., 4.25%, 09/15/2027 (Callable 08/15/2027)	86,000	83,780
		273,261
Real Estate - 0.1%
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	110,000	104,993
2.90%, 11/18/2026 (Callable 09/18/2026)	49,000	46,278
Realty, Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	96,000	85,440
		236,711
Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	76,000	67,206
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	61,000	58,587
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	29,000	28,509
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	92,000	86,731
2.95%, 04/01/2030 (Callable 01/01/2030)	176,000	156,136
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	51,000	41,177
		438,346

The accompanying notes are an integral part of these financial statements.

4

Large Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Utilities - 0.3%
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	$62,000	$59,573
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	132,000	124,319
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)(d)	87,000	82,348
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	87,000	85,427
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	106,000	101,136
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	70,000	65,889
The AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	66,000	61,842
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025)(c)	89,000	87,364
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	57,000	56,691
		724,589
TOTAL CORPORATE BONDS (Cost $7,687,865)		7,249,960
COLLATERALIZED LOAN OBLIGATIONS - 1.6%
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 7.29% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 07/15/2024)(c)	275,000	264,401
Babson CLO Ltd./Cayman Islands, Series 2018-4A, Class A1R, 6.48% (3 mo. Term SOFR + 1.15%), 10/15/2030 (Callable 10/15/2024)(c)	300,000	300,060
Benefit Street Partners CLO Ltd.
Series 2019-19A, Class AR, 6.50% (3 mo. Term SOFR + 1.18%), 01/15/2033 (Callable 01/15/2025)(c)	250,000	249,691
Series 2021-23A, Class A1, 6.67% (3 mo. Term SOFR + 1.34%), 04/25/2034 (Callable 07/25/2024)(c)	250,000	250,141
CIFC Funding Ltd., Series 2022-1A, Class A, 6.64% (3 mo. Term SOFR + 1.32%), 04/17/2035 (Callable 07/17/2024)(c)	250,000	250,148
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 7.44% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 07/15/2024)(c)	275,000	269,479
Marble Point CLO, Series 2020-3A, Class AR, 6.99% (3 mo. Term SOFR + 1.40%), 01/19/2034 (Callable 04/19/2025)(c)	300,000	300,479

	Par	Value
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 7.30% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 07/16/2024)(c)	$175,000	$168,429
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 6.56% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 07/20/2024)(c)	300,000	300,147
Oaktree CLO Ltd., Series 2019-1A, Class A1R, 6.70% (3 mo. Term SOFR + 1.37%), 04/22/2030 (Callable 07/22/2024)(c)	250,000	250,288
Octagon Investment Partners Ltd., Series 2017-1A, Class A2R, 6.79% (3 mo. Term SOFR + 1.46%), 07/15/2029 (Callable 07/15/2024)(c)	250,000	250,064
OHA Credit Funding, Series 2019-4A, Class AR, 6.74% (3 mo. Term SOFR + 1.41%), 10/22/2036 (Callable 07/22/2024)(c)	500,000	500,531
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 6.73% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 08/14/2024)(c)	250,000	250,389
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 6.61% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 07/13/2024)(c)	442,306	442,608
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,061,072)		4,046,855
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.5%
BBCMS Trust
Series 2020-BID, Class A, 7.58% (1 mo. Term SOFR + 2.25%), 10/15/2037(c)	60,000	59,748
Series 2021-C10, Class XA, 1.40%, 07/15/2054 (Callable 05/15/2031)(e)(f)	980,498	60,610
Benchmark Mortgage Trust
Series 2020-B19, Class XA, 1.87%, 09/15/2053 (Callable 10/15/2030)(e)(f)	976,009	58,651
Series 2021-B29, Class XA, 1.14%, 09/15/2054 (Callable 08/15/2031)(e)(f)	987,675	43,937
BX Trust
Series 2020-VKNG, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 10/15/2037(c)	70,000	69,478
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(c)	200,000	197,507

The accompanying notes are an integral part of these financial statements.

5

Large Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2023-XL3, Class A, 7.09% (1 mo. Term SOFR + 1.76%), 12/09/2040(c)	$200,000	$ 199,750
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/2048 (Callable 01/10/2026)	200,000	194,268
DBJPM 20-C9 Mortgage Trust, Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030)(e)(f)	695,587	33,998
DK Trust, Series 2024-SPBX, Class A, 6.83% (1 mo. Term SOFR + 1.50%), 03/15/2034(c)	150,000	149,062
Federal Home Loan Mortgage Corp.
Series K110, Class X1, 1.81%, 04/25/2030 (Callable 04/25/2030)(e)(f)	396,373	29,412
Series K118, Class X1, 1.05%, 09/25/2030 (Callable 06/25/2030)(e)(f)	989,857	46,264
Series K123, Class X1, 0.86%, 12/25/2030 (Callable 10/25/2030)(e)(f)	1,389,115	53,147
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030)(e)(f)	2,427,452	40,656
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class A, 6.87% (1 mo. Term SOFR + 1.54%), 03/15/2039(c)	150,000	149,673
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029(c)(f)	225,000	223,670
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034(c)	108,379	105,648
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 07/25/2024)(c)(f)	44,259	39,617
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 05/25/2026)(c)(f)	46,651	40,947
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 07/25/2033)(c)(f)	86,096	74,601
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2024)(c)(f)	8,679	7,871
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 06/25/2036)(c)(f)	66,451	57,957
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 06/25/2030)(c)(f)	63,081	53,877

	Par	Value
Series 2021-INV7, Class A3A, 2.50%, 02/25/2052 (Callable 05/25/2045)(c)(f)	$303,994	$262,207
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 04/25/2046)(c)(f)	175,537	145,867
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 04/25/2047)(c)(f)	80,575	77,081
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class C, 3.02%, 11/05/2044(c)(f)	275,000	182,761
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2047)(c)(f)	100,000	59,094
Ready Capital Corp., Series 2021-FL5, Class B, 7.21% (1 mo. Term SOFR + 1.86%), 04/25/2038 (Callable 03/25/2025)(c)	186,545	186,347
Sequoia Mortgage Trust
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 07/25/2024)(c)(f)	1,827	1,789
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 04/25/2026)(c)(f)	5,349	4,881
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 11/25/2046)(c)(f)	200,000	138,669
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(c)	190,000	155,001
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034(c)(f)	225,000	227,467
UBS-Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, 11/15/2052 (Callable 11/15/2029)	250,000	224,030
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 08/25/2039)(c)(f)(g)	88,780	74,761
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 08/15/2024)(f)	180,000	170,279
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,317,190)		3,900,583
ASSET-BACKED SECURITIES - 1.2%
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	62,101	58,681
Series 2016-1, 3.58%, 01/15/2028	3,859	3,627
Series 2016-2, 3.20%, 06/15/2028	27,384	25,325

The accompanying notes are an integral part of these financial statements.

6

Large Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Beacon Container Finance LLC, Series 2021-1A, Class A, 2.25%, 10/22/2046 (Callable 07/20/2024)(c)	$73,333	$ 65,255
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 03/15/2027)	150,000	148,988
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 09/15/2027)	250,000	245,031
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 07/25/2024)(c)(f)	208,475	167,631
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (Callable 07/18/2024)(c)	99,767	88,925
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	180,452	149,822
General Motors Financial Co., Inc., Series 2021-2, Class C, 1.01%, 01/19/2027 (Callable 11/18/2025)	100,000	95,251
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 09/16/2026)	200,000	198,812
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 12/15/2026)	150,000	151,438
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 11/15/2026)(c)	100,000	99,496
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(c)	112,162	100,163
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 06/20/2036)(c)	148,752	120,643
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 06/20/2029)(c)	235,512	218,878
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 10/20/2032)(c)	46,465	39,030
Navient Student Loan Trust
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 07/15/2028)(c)	50,345	44,504
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032)(c)	170,983	171,295
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(c)	150,000	151,220
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025)(c)	160,318	155,416

	Par	Value
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025)(c)	$150,000	$143,974
Santander Consumer USA Holdings, Inc., Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 01/15/2027)	150,000	151,310
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 06/15/2025)(c)	10,973	10,970
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 11/25/2025)(c)	27,735	27,243
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(c)	169,187	153,946
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(c)	168,431	144,822
TOTAL ASSET-BACKED SECURITIES (Cost $3,308,634)		3,131,696
U.S. TREASURY SECURITIES - 0.5%
United States Treasury Note/Bond
0.75%, 11/15/2024	52,000	51,122
2.88%, 04/30/2025	9,000	8,830
3.00%, 07/15/2025	61,000	59,713
0.25%, 10/31/2025	55,000	51,674
4.88%, 05/31/2026	83,000	83,169
4.13%, 06/15/2026	120,000	118,613
4.63%, 06/30/2026	211,000	210,637
0.88%, 09/30/2026	156,000	143,569
1.50%, 01/31/2027	44,800	41,461
2.75%, 04/30/2027	2,000	1,905
4.63%, 06/15/2027	111,000	111,330
3.25%, 06/30/2027	2,400	2,316
4.50%, 05/31/2029	86,000	86,591
2.75%, 08/15/2032	19,000	16,907
4.13%, 11/15/2032	84,400	82,989
3.50%, 02/15/2033	178,900	167,663
4.38%, 05/15/2034	23,000	23,007
TOTAL U.S. TREASURY SECURITIES (Cost $1,291,594)		1,261,496

	Shares
REAL ESTATE INVESTMENT TRUSTS - 0.2%
Equinix, Inc.	307	232,276
Simon Property Group, Inc.	1,116	169,409
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $413,796)		401,685

The accompanying notes are an integral part of these financial statements.

7

Large Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITY-0.1%
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 7.01% (1 mo. Term SOFR + 1.69%), 07/15/2041(c)	$250,000	$249,453
TOTAL MORTGAGE-BACKED SECURITY (Cost $249,376)		249,453
	Contracts
RIGHT - 0.0%(h)
ABIOMED, Inc., Expires, Exercise Price $0.00(a)(i)	1,153	0
TOTAL RIGHT (Cost $0)		0
TOTAL INVESTMENTS - 92.5% (Cost $125,979,309)		$235,717,888
Money Market Deposit Account - 4.3%(j)(k)		10,955,907
Other Assets in Excess of Liabilities - 3.2%		8,084,980
TOTAL NET ASSETS - 100.0%		$254,758,775

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $9,692,556 or 3.8% of the Fund’s net assets.

(d)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $17,078 which represented 0.0% of net assets.
(e)	Interest only security.
(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(g)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(h)	Represents less than 0.05% of net assets.
(i)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(j)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(k)	All or a portion of deposit account has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $17,415.
The accompanying notes are an integral part of these financial statements.

8

Large Company Growth Portfolio
Schedule of Futures Contracts
June 30, 2024 (Unaudited)

Description	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(5)	09/19/2024	$567,656	$(5,552)
U.S. Treasury 10 Year Notes	(4)	09/19/2024	439,938	(3,914)
U.S. Treasury 2 Year Notes	(21)	09/30/2024	4,288,594	(13,494)
U.S. Treasury 5 Year Note	(8)	09/30/2024	852,625	(6,073)
U.S. Treasury Long Bonds	(8)	09/19/2024	946,500	(11,080)
U.S. Treasury Ultra Bonds	(3)	09/19/2024	376,031	(4,178)
Total Unrealized Appreciation (Depreciation)				$(44,291)

The accompanying notes are an integral part of these financial statements.

9

Large Company Growth Portfolio
Schedule of Total Return Swap Contracts
June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Growth Total Return	Federal Funds Effective Rate + 0.48%	Morgan Stanley	01/31/2025	At Maturity	$47,265,355	$8,495,738
Total Unrealized Appreciation (Depreciation)						$8,495,738

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

10

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.9%
Communication Services - 3.7%
Alphabet, Inc. - Class A	9,194	$ 1,674,687
Alphabet, Inc. - Class C	340	62,363
AT&T, Inc.	25,200	481,572
Comcast Corp. - Class A	33,598	1,315,698
Electronic Arts, Inc.	1,396	194,505
Liberty Broadband Corp. - Class A(a)	550	30,030
Liberty Broadband Corp. - Class C(a)	410	22,476
Omnicom Group, Inc.	6,137	550,489
Paramount Global - Class B	15,400	160,006
Playtika Holding Corp.	6,008	47,283
Take-Two Interactive Software, Inc.(a)	856	133,099
The New York Times Co. - Class A	973	49,827
Verizon Communications, Inc.	9,400	387,656
Vodafone Group PLC - ADR	36,785	326,283
Warner Bros Discovery, Inc.(a)	40,204	299,118
WPP PLC - ADR	8,000	366,240
		6,101,332
Consumer Discretionary - 5.7%
Adient PLC(a)	5,665	139,982
Amazon.com, Inc.(a)	6,476	1,251,487
Aptiv PLC(a)	6,900	485,898
Booking Holdings, Inc.	73	289,190
BorgWarner, Inc.	7,400	238,576
Carter’s, Inc.	700	43,379
Darden Restaurants, Inc.	460	69,607
Dick’s Sporting Goods, Inc.	1,680	360,948
DoorDash, Inc. - Class A(a)	936	101,818
eBay, Inc.	6,920	371,742
General Motors Co.	33,584	1,560,313
Grand Canyon Education, Inc.(a)	2,318	324,311
Lennar Corp. - Class A	450	67,442
Lennar Corp. - Class B	300	41,829
Lowe’s Cos., Inc.	140	30,864
LVMH Moet Hennessy Louis Vuitton SE	266	203,285
Magna International, Inc.	20,672	866,157
McDonald’s Corp.	174	44,342
NIKE, Inc. - Class B	5,779	435,563
Ollie’s Bargain Outlet Holdings, Inc.(a)	2,210	216,956
O’Reilly Automotive, Inc.(a)	170	179,530
PulteGroup, Inc.	2,566	282,517
Ralph Lauren Corp.	1,030	180,312
Ross Stores, Inc.	4,120	598,718
Royal Caribbean Cruises Ltd.(a)	820	130,733
The Gap, Inc.	4,480	107,027
The TJX Cos., Inc.	1,470	161,847
Toll Brothers, Inc.	1,615	186,016
TopBuild Corp.(a)	660	254,278
Travel + Leisure Co.	2,300	103,454

	Shares	Value
Williams-Sonoma, Inc.	430	$ 121,419
Wynn Resorts Ltd.	480	42,960
		9,492,500
Consumer Staples - 4.4%
Altria Group, Inc.	5,420	246,881
Anheuser-Busch InBev SA/NV - ADR	6,700	389,605
Coca-Cola Consolidated, Inc.	250	271,250
Colgate-Palmolive Co.	12,552	1,218,046
Conagra Brands, Inc.	13,800	392,196
Costco Wholesale Corp.	727	617,943
Diageo PLC	6,292	198,007
General Mills, Inc.	1,740	110,072
Kenvue, Inc.	21,119	383,943
Mondelez International, Inc. - Class A	2,265	148,222
PepsiCo, Inc.	1,215	200,390
Pernod Ricard SA	1,053	142,881
Post Holdings, Inc.(a)	570	59,371
Spectrum Brands Holdings, Inc.	180	15,467
The Boston Beer Co., Inc. - Class A(a)	202	61,620
The Coca-Cola Co.	3,493	222,329
The Procter & Gamble Co.	4,499	741,975
Unilever PLC - ADR	20,515	1,128,120
US Foods Holding Corp.(a)	770	40,795
Walmart, Inc.	10,474	709,195
		7,298,308
Energy - 7.0%
Antero Midstream Corp.	15,073	222,176
Antero Resources Corp.(a)	2,250	73,418
APA Corp.	55,464	1,632,860
Baker Hughes Co.	17,355	610,375
Cenovus Energy, Inc.	16,305	320,556
Cheniere Energy, Inc.	770	134,619
Chevron Corp.	3,184	498,041
ConocoPhillips	7,388	845,039
Devon Energy Corp.	3,200	151,680
Diamondback Energy, Inc.	500	100,095
EOG Resources, Inc.	400	50,348
Equitrans Midstream Corp.	7,020	91,120
Exxon Mobil Corp.	10,027	1,154,308
Halliburton Co.	6,840	231,055
Kinder Morgan, Inc.	9,570	190,156
Marathon Oil Corp.	24,358	698,344
Marathon Petroleum Corp.	1,010	175,215
Matador Resources Co.	2,210	131,716
Murphy Oil Corp.	5,550	228,882
NOV, Inc.	48,095	914,286
Occidental Petroleum Corp.	1,880	118,496
Ovintiv, Inc.	15,600	731,172
Schlumberger NV	8,100	382,158
Shell PLC - ADR	14,247	1,028,349
Targa Resources Corp.	588	75,723

The accompanying notes are an integral part of these financial statements.

11

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
TechnipFMC PLC	10,900	$ 285,035
TotalEnergies SE	6,214	414,799
Viper Energy, Inc.	1,660	62,300
		11,552,321
Financials - 20.1%
AIB Group PLC	37,181	196,547
Ally Financial, Inc.	4,200	166,614
American Express Co.	2,740	634,447
American International Group, Inc.	15,909	1,181,084
Aon PLC - Class A	1,976	580,114
Arch Capital Group Ltd.(a)	1,482	149,519
Arthur J Gallagher & Co.	2,317	600,821
Axis Capital Holdings Ltd.	4,590	324,284
Bank of America Corp.	40,213	1,599,271
Bank of New York Mellon Corp.	12,997	778,390
Berkshire Hathaway, Inc. - Class B(a)	4,427	1,800,904
BlackRock, Inc.	50	39,366
Block, Inc.(a)	3,530	227,650
Blue Owl Capital, Inc. - Class A	6,610	117,328
Brown & Brown, Inc.	300	26,823
Capital One Financial Corp.	3,890	538,571
Cboe Global Markets, Inc.	1,190	202,371
Chubb Ltd.	2,352	599,948
Cincinnati Financial Corp.	1,300	153,530
Citigroup, Inc.	35,446	2,249,403
Citizens Financial Group, Inc.	31,015	1,117,470
CME Group, Inc.	3,902	767,133
Corebridge Financial, Inc.	18,800	547,456
Discover Financial Services	5,140	672,363
Everest Group Ltd.	232	88,397
Fidelity National Information Services, Inc.	11,830	891,509
Fifth Third Bancorp	1,930	70,426
First Citizens BancShares, Inc. - Class A	174	292,948
First Horizon Corp.	10,290	162,273
Fiserv, Inc.(a)	470	70,049
Hartford Financial Services Group, Inc.	10,747	1,080,503
Janus Henderson Group PLC	3,530	118,996
JPMorgan Chase & Co.	6,207	1,255,428
KeyCorp	14,930	212,155
Loews Corp.	1,440	107,626
M&T Bank Corp.	2,360	357,210
Marsh & McLennan Cos., Inc.	2,465	519,425
Mastercard, Inc. - Class A	2,215	977,169
MGIC Investment Corp.	19,180	413,329
Moody’s Corp.	1,527	642,760
Morningstar, Inc.	879	260,052
MSCI, Inc.	520	250,510
Northern Trust Corp.	3,363	282,425
Old Republic International Corp.	3,460	106,914

	Shares	Value
Pinnacle Financial Partners, Inc.	456	$ 36,498
PNC Financial Services Group, Inc.	1,090	169,473
Popular, Inc.	2,400	212,232
Primerica, Inc.	676	159,928
Resona Holdings, Inc.	30,100	199,151
RLI Corp.	1,490	209,628
S&P Global, Inc.	1,095	488,370
SLM Corp.	12,410	258,004
State Street Corp.	11,196	828,504
Stifel Financial Corp.	2,418	203,475
StoneCo Ltd. - Class A(a)	4,710	56,473
Synchrony Financial	6,600	311,454
T Rowe Price Group, Inc.	220	25,368
The Allstate Corp.	481	76,796
The Charles Schwab Corp.	15,781	1,162,902
The Goldman Sachs Group, Inc.	2,215	1,001,889
The Progressive Corp.	1,302	270,438
The Travelers Cos., Inc.	70	14,234
The Western Union Co.	2,860	34,949
Truist Financial Corp.	10,600	411,810
US Bancorp	27,905	1,107,829
Voya Financial, Inc.	1,520	108,148
Wells Fargo & Co.	36,201	2,149,977
Willis Towers Watson PLC	1,425	373,550
		33,302,591
Health Care - 9.9%
Abbott Laboratories	3,930	408,366
Agilent Technologies, Inc.	5,519	715,428
Becton Dickinson & Co.	140	32,719
Bio-Rad Laboratories, Inc. - Class A(a)	1,111	303,425
Bio-Techne Corp.	1,768	126,677
Boston Scientific Corp.(a)	450	34,654
Bristol-Myers Squibb Co.	6,451	267,910
Bruker Corp.	8,008	510,990
Centene Corp.(a)	8,692	576,280
Chemed Corp.	362	196,414
CVS Health Corp.	19,029	1,123,853
Danaher Corp.	1,473	368,029
Elanco Animal Health, Inc.(a)	1,480	21,356
Elevance Health, Inc.	3,240	1,755,626
Envista Holdings Corp.(a)	9,220	153,329
Exelixis, Inc.(a)	9,085	204,140
GE HealthCare Technologies, Inc.	12,358	962,935
Gilead Sciences, Inc.	4,656	319,448
GRAIL, Inc.(a)	0	3
GSK PLC - ADR	6,561	252,599
HCA Healthcare, Inc.	2,444	785,208
Humana, Inc.	1,300	485,745
ICON PLC(a)	1,316	412,527
Illumina, Inc.(a)	1,027	107,198
Incyte Corp.(a)	3,910	237,024
IQVIA Holdings, Inc.(a)	623	131,727
Johnson & Johnson	6,720	982,195

The accompanying notes are an integral part of these financial statements.

12

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Labcorp Holdings, Inc.	1,300	$ 264,563
Maravai LifeSciences Holdings, Inc. - Class A(a)	5,988	42,874
Medtronic PLC	14,643	1,152,551
Merck & Co., Inc.	5,530	684,614
Moderna, Inc.(a)	260	30,875
Molina Healthcare, Inc.(a)	150	44,595
Organon & Co.	11,090	229,563
Pfizer, Inc.	6,170	172,637
Sanofi SA - ADR	5,385	261,280
Stryker Corp.	1,440	489,960
The Cigna Group	2,777	917,993
United Therapeutics Corp.(a)	290	92,380
UnitedHealth Group, Inc.	450	229,167
Zimmer Biomet Holdings, Inc.	2,584	280,442
		16,369,299
Industrials - 10.8%
Acuity Brands, Inc.	190	45,874
AECOM	2,280	200,959
Allegion PLC	1,688	199,437
Armstrong World Industries, Inc.	1,220	138,153
Automatic Data Processing, Inc.	860	205,274
Caterpillar, Inc.	980	326,438
Cintas Corp.	460	322,120
CNH Industrial NV	49,030	496,674
Crane Co.	400	57,992
Cummins, Inc.	2,766	765,988
Curtiss-Wright Corp.	114	30,892
Donaldson Co., Inc.	1,930	138,111
Eaton Corp. PLC	1,300	407,615
EMCOR Group, Inc.	1,092	398,667
Equifax, Inc.	919	222,821
Esab Corp.	2,005	189,332
Fastenal Co.	2,070	130,079
FedEx Corp.	4,180	1,253,331
Ferguson PLC	2,114	409,376
Flowserve Corp.	2,590	124,579
Fluor Corp.(a)	5,016	218,447
FTI Consulting, Inc.(a)	121	26,079
Gates Industrial Corp. PLC(a)	4,040	63,872
General Dynamics Corp.	1,867	541,691
General Electric Co.	1,780	282,967
Graco, Inc.	1,934	153,328
Honeywell International, Inc.	2,908	620,974
Howmet Aerospace, Inc.	5,080	394,360
Hubbell, Inc.	534	195,166
IDEX Corp.	821	165,185
Ingersoll Rand, Inc.	2,906	263,981
ITT, Inc.	1,210	156,308
Johnson Controls International PLC	6,575	437,040
MSA Safety, Inc.	1,338	251,129

	Shares	Value
Oshkosh Corp.	3,120	$ 337,584
Otis Worldwide Corp.	8,616	829,376
PACCAR, Inc.	6,046	622,375
Parker-Hannifin Corp.	340	171,975
Regal Rexnord Corp.	953	128,865
Republic Services, Inc.	485	94,255
Rockwell Automation, Inc.	1,555	428,060
RTX Corp.	8,060	809,143
Simpson Manufacturing Co., Inc.	962	162,126
Tetra Tech, Inc.	895	183,010
Textron, Inc.	1,919	164,765
The AZEK Co., Inc.(a)	6,710	282,692
The Boeing Co.(a)	6,010	1,093,880
The Timken Co.	3,100	248,403
Trane Technologies PLC	1,244	409,189
TransUnion	2,970	220,255
United Parcel Service, Inc. - Class B	300	41,055
Verisk Analytics, Inc.	970	261,464
Vertiv Holdings Co. - Class A	270	23,374
Watsco, Inc.	831	384,953
Watts Water Technologies, Inc. - Class A	3,104	569,181
Westinghouse Air Brake Technologies Corp.	2,078	328,428
Woodward, Inc.	1,660	289,471
		17,918,118
Information Technology - 13.4%
Accenture PLC - Class A	1,764	535,215
Adobe, Inc.(a)	510	283,325
Amkor Technology, Inc.	2,090	83,642
Analog Devices, Inc.	5,984	1,365,908
ANSYS, Inc.(a)	433	139,209
Applied Materials, Inc.	2,012	474,812
Autodesk, Inc.(a)	1,459	361,030
Cadence Design Systems, Inc.(a)	3,809	1,172,220
Capgemini SE	2,167	430,963
Cirrus Logic, Inc.(a)	580	74,043
Cisco Systems, Inc.	20,570	977,281
Cognizant Technology Solutions Corp. - Class A	3,558	241,944
Corning, Inc.	15,621	606,876
F5, Inc.(a)	8,453	1,455,860
Intel Corp.	5,956	184,457
KLA Corp.	658	542,528
Lam Research Corp.	632	672,985
LiveRamp Holdings, Inc.(a)	1,637	50,649
Manhattan Associates, Inc.(a)	747	184,270
Micron Technology, Inc.	7,807	1,026,855
Microsoft Corp.	5,435	2,429,173
Motorola Solutions, Inc.	410	158,280
NetApp, Inc.	5,230	673,624
Okta, Inc.(a)	420	39,316
Onto Innovation, Inc.(a)	1,070	234,929
Oracle Corp.	2,162	305,274

The accompanying notes are an integral part of these financial statements.

13

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
PTC, Inc.(a)	1,297	$ 235,626
Pure Storage, Inc. - Class A(a)	1,160	74,484
QUALCOMM, Inc.	1,020	203,164
Salesforce, Inc.	3,382	869,512
Synopsys, Inc.(a)	1,336	795,000
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	3,169	550,804
TD SYNNEX Corp.	1,780	205,412
TE Connectivity Ltd.	4,713	708,977
Telefonaktiebolaget LM Ericsson - ADR	285,152	1,759,388
VeriSign, Inc.(a)	219	38,938
Workday, Inc. - Class A(a)	8,636	1,930,664
		22,076,637
Materials - 3.2%
Alcoa Corp.	264	10,502
Ashland, Inc.	1,620	153,074
ATI, Inc.(a)	2,620	145,279
Corteva, Inc.	6,399	345,162
CRH PLC	4,650	348,657
Eagle Materials, Inc.	1,690	367,507
Ecolab, Inc.	190	45,220
Franco-Nevada Corp.	3,066	363,514
Freeport-McMoRan, Inc.	3,060	148,716
Linde PLC	28	12,287
Louisiana-Pacific Corp.	690	56,808
Martin Marietta Materials, Inc.	1,082	586,228
NewMarket Corp.	444	228,913
Newmont Corp.	4,260	178,366
Olin Corp.	14,490	683,203
Packaging Corp. of America	200	36,512
Royal Gold, Inc.	2,303	288,243
RPM International, Inc.	1,673	180,149
SSR Mining, Inc.	14,439	65,120
The Sherwin-Williams Co.	653	194,875
Vulcan Materials Co.	2,715	675,166
Wheaton Precious Metals Corp.	4,396	230,492
		5,343,993
Real Estate - 0.2%
CBRE Group, Inc. - Class A(a)	3,240	288,717
Utilities - 2.5%
American Electric Power Co., Inc.	980	85,985
Constellation Energy Corp.	150	30,041
Dominion Energy, Inc.	13,410	657,090
Duke Energy Corp.	1,100	110,253
Entergy Corp.	770	82,390
Evergy, Inc.	7,820	414,226
Eversource Energy	3,540	200,753
Exelon Corp.	9,230	319,450
IDACORP, Inc.	240	22,356

	Shares	Value
NextEra Energy, Inc.	6,580	$465,930
NiSource, Inc.	2,360	67,992
PPL Corp.	35,903	992,718
Public Service Enterprise Group, Inc.	5,250	386,925
Sempra	190	14,451
The Southern Co.	2,061	159,872
Vistra Corp.	430	36,971
Xcel Energy, Inc.	970	51,808
		4,099,211
TOTAL COMMON STOCKS (Cost $108,084,878)		133,843,027
OPEN END FUNDS - 3.3%
Voya VACS Series EMHCD Fund	115	1,197
Voya VACS Series HYB Fund	84,827	863,544
Voya VACS Series SC Fund - Class SC	433,630	4,518,426
TOTAL OPEN END FUNDS (Cost $5,517,188)		5,383,167
	Par
CORPORATE BONDS - 3.1%
Basic Materials - 0.1%
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	$ 39,000	38,742
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	41,000	40,020
Nutrien Ltd., 5.95%, 11/07/2025	59,000	59,305
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	68,000	63,294
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	47,000	41,910
		243,271
Communications - 0.2%
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	64,000	53,069
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	87,000	70,416
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	11,000	10,555
The Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	42,000	36,447
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 07/12/2024)	74,000	70,296
3.75%, 04/15/2027 (Callable 02/15/2027)	35,000	33,621
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)	45,000	40,417
2.36%, 03/15/2032 (Callable 12/15/2031)	96,000	78,153
		392,974

The accompanying notes are an integral part of these financial statements.

14

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer Cyclical - 0.2%
American Honda Finance Corp., 1.20%, 07/08/2025	$ 44,000	$ 42,155
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	60,000	52,582
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	42,000	40,062
O’Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	86,000	81,838
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	69,000	68,369
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	64,000	58,943
		343,949
Consumer Non-Cyclical - 0.3%
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	63,000	62,841
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	37,000	34,443
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	60,000	56,700
Johnson & Johnson, 1.30%, 09/01/2030 (Callable 06/01/2030)	60,000	49,478
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	7,000	6,924
Nestle Holdings, Inc., 5.25%, 03/13/2026(b)	150,000	150,475
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	25,000	22,605
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(b)	65,000	60,628
		444,094
Energy - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	69,000	63,423
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	46,000	40,885
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	45,000	41,495
MPLX LP
4.88%, 12/01/2024 (Callable 09/01/2024)	44,000	43,782
2.65%, 08/15/2030 (Callable 05/15/2030)	16,000	13,692
Ovintiv Exploration, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	60,000	59,700
Plains All American Pipeline LP, 4.65%, 10/15/2025 (Callable 07/15/2025)	60,000	59,204

	Par	Value
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	$ 34,000	$ 33,702
		355,883
Financials - 1.1%
American Express Co., 2.25%, 03/04/2025 (Callable 02/01/2025)	40,000	39,133
Aviation Capital Group LLC, 6.38%, 07/15/2030 (Callable 05/15/2030)(b)	24,000	24,766
Bank of America Corp.
4.00%, 01/22/2025	44,000	43,505
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	194,000	179,089
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	26,000	24,773
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	10,000	9,411
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	103,000	88,924
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(b)	62,000	54,131
2.50%, 01/10/2030 (Callable 10/10/2029)(b)	23,000	19,978
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	58,000	52,903
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	39,000	38,314
5.45%, 03/02/2028 (Callable 02/02/2028)	60,000	60,461
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	55,000	53,186
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	175,555
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	37,000	35,948
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	99,000	90,761
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	48,000	44,985

The accompanying notes are an integral part of these financial statements.

15

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financials - (Continued)
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	$ 31,000	$ 27,538
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	8,000	6,530
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	43,000	36,253
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	30,000	28,988
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	102,000	99,072
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	16,000	14,964
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	111,000	103,705
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	46,000	42,582
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	26,000	26,806
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	15,000	12,185
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	64,000	63,072
5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038 (Callable 01/19/2033)	1,000	992
5.94% to 02/07/2034 then 5 yr. CMT Rate + 1.80%, 02/07/2039 (Callable 02/07/2034)	1,000	985
Royal Bank of Canada, 1.20%, 04/27/2026	50,000	46,429
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(b)	52,000	48,898
The Bank of Nova Scotia, 2.70%, 08/03/2026	66,000	62,449
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	23,000	22,506
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	23,000	22,461
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026 (Callable 04/30/2025)	14,000	13,602

	Par	Value
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	$ 14,000	$ 13,830
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	26,000	24,751
		1,754,421
Health Care - 0.3%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 12/15/2024)	74,000	73,073
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	148,000	145,374
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	54,000	43,732
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	38,000	36,091
1.75%, 09/02/2027 (Callable 07/02/2027)	107,000	96,015
2.20%, 09/02/2030 (Callable 06/02/2030)	42,000	34,746
		429,031
Industrials - 0.1%
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	77,000	67,722
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	57,000	56,515
Parker-Hannifin Corp., 4.25%, 09/15/2027 (Callable 08/15/2027)	61,000	59,425
		183,662
Real Estate - 0.1%
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	77,000	73,495
2.90%, 11/18/2026 (Callable 09/18/2026)	40,000	37,778
Realty, Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	69,000	61,410
		172,683
Technology - 0.2%
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	54,000	47,752
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	43,000	41,299
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	24,000	23,594
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	66,000	62,220
2.95%, 04/01/2030 (Callable 01/01/2030)	121,000	107,344

The accompanying notes are an integral part of these financial statements.

16

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	$ 37,000	$ 29,873
		312,082
Utilities - 0.3%
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	47,000	45,160
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	92,000	86,647
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)	61,000	57,738
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	70,000	68,735
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	74,000	70,604
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	45,000	42,357
The AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	45,000	42,165
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025)(b)	59,000	57,915
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	39,000	38,789
		510,110
TOTAL CORPORATE BONDS (Cost $5,358,747)		5,142,160
COLLATERALIZED LOAN OBLIGATIONS - 1.9%
Apidos CLO, Series 2015-23A, Class AR, 6.81% (3 mo. Term SOFR + 1.48%), 04/15/2033 (Callable 07/15/2024)(b)	250,000	250,175
Arbor Realty Trust, Inc., Series 2021-FL3, Class C, 7.29% (1 mo. Term SOFR + 1.96%), 08/15/2034 (Callable 07/15/2024)(b)	225,000	216,328
Benefit Street Partners CLO Ltd., Series 2019-19A, Class AR, 6.50%(3 mo. Term SOFR + 1.18%), 01/15/2033 (Callable 01/15/2025)(b)	250,000	249,691
Carlyle Global Market Strategies, Series 2021-1A, Class A1, 6.73% (3 mo. Term SOFR + 1.40%), 04/15/2034 (Callable 07/15/2024)(b)	250,000	250,512
Greystone Commercial Real Estate Notes, Series 2021-FL3, Class C, 7.44% (1 mo. Term SOFR + 2.11%), 07/15/2039 (Callable 07/15/2024)(b)	225,000	220,483

	Par	Value
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 6.99% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 07/15/2024)(b)	$ 250,000	$ 250,064
MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL6, Class C, 7.30% (1 mo. Term SOFR + 1.96%), 07/16/2036 (Callable 07/16/2024)(b)	225,000	216,551
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 6.56% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 07/20/2024)(b)	250,000	250,122
Oaktree CLO Ltd., Series 2019-1A, Class A1R, 6.70% (3 mo. Term SOFR + 1.37%), 04/22/2030 (Callable 07/22/2024)(b)	250,000	250,288
Octagon Investment Partners Ltd., Series 2020-3A, Class AR, 6.74% (3 mo. Term SOFR + 1.41%), 10/20/2034 (Callable 07/20/2024)(b)	250,000	250,192
OHA Credit Funding, Series 2019-3A, Class AR, 6.73% (3 mo. Term SOFR + 1.40%), 07/02/2035 (Callable 07/20/2024)(b)	250,000	250,276
OHA Loan Funding Ltd., Series 2015-1A, Class AR3, 6.74%(3 mo. Term SOFR + 1.41%), 01/19/2037 (Callable 07/19/2024)(b)	270,000	270,390
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 6.73% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 08/14/2024)(b)	250,000	250,389
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,187,372)		3,175,461
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.6%
BBCMS Trust, Series 2021-C10, Class XA, 1.40%, 07/15/2054 (Callable 05/15/2031)(c)(d)	980,498	60,610
BX Trust
Series 2020-VKNG, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 10/15/2037(b)	70,000	69,478
Series 2022-CSMO, Class B, 8.47% (1 mo. Term SOFR + 3.14%), 06/15/2027(b)	100,000	100,187
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)	200,000	197,506
Series 2022-PSB, Class A, 7.78% (1 mo. Term SOFR + 2.45%), 08/15/2039(b)	159,598	159,349

The accompanying notes are an integral part of these financial statements.

17

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
DBJPM 20-C9 Mortgage Trust, Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030)(c)(d)	$ 450,662	$ 22,027
DK Trust, Series 2024-SPBX, Class A, 6.83% (1 mo. Term SOFR + 1.50%), 03/15/2034(b)	125,000	124,219
Federal Home Loan Mortgage Corp.
Series K110, Class X1, 1.81%, 04/25/2030 (Callable 04/25/2030)(c)(d)	297,280	22,059
Series K118, Class X1, 1.05%, 09/25/2030 (Callable 06/25/2030)(c)(d)	593,914	27,758
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030)(c)(d)	1,560,505	26,136
GS Mortgage Securities Corp. II, Series 2024-FAIR, Class A, 6.07%, 07/15/2029(b)(d)	175,000	173,966
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034(b)	75,031	73,141
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 07/25/2024)(b)(d)	31,614	28,298
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 05/25/2026)(b)(d)	30,692	26,938
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 07/25/2033)(b)(d)	55,140	47,778
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2024)(b)(d)	7,850	7,118
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 06/25/2036)(b)(d)	49,839	43,468
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 06/25/2030)(b)(d)	37,848	32,326
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 04/25/2046)(b)(d)	175,537	145,867
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 04/25/2047)(b)(d)	80,575	77,081
KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class C, 3.02%, 11/05/2044(b)(d)	225,000	149,532
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2047)(b)(d)	100,000	59,094

	Par	Value
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 08/25/2031)(b)(d)	$ 30,621	$ 25,800
Ready Capital Corp., Series 2021-FL5, Class B, 7.21% (1 mo. Term SOFR + 1.86%), 04/25/2038 (Callable 03/25/2025)(b)	133,246	133,105
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 12/25/2027)(d)	42,325	35,505
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 07/25/2024) (b)(d)	914	894
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 11/25/2046) (b)(d)	100,000	69,335
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(b)	140,000	114,211
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034(b)(d)	150,000	151,645
UBS-Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, 11/15/2052 (Callable 11/15/2029)	250,000	224,029
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 08/25/2039)(b)(d)(e)	53,268	44,857
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 08/15/2024)(d)	120,000	113,520
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,861,259)		2,586,837
	Shares
REAL ESTATE INVESTMENT TRUSTS - 1.5%
Camden Property Trust	330	36,006
Cousins Properties, Inc.	5,880	136,122
EPR Properties	6,720	282,106
Equinix, Inc.	100	75,660
Equity Residential	2,030	140,760
Host Hotels & Resorts, Inc.	8,860	159,303
Kilroy Realty Corp.	840	26,183
Lamar Advertising Co. - Class A	500	59,765
Mid-America Apartment Communities, Inc.	199	28,379
National Storage Affiliates Trust	6,870	283,182
Park Hotels & Resorts, Inc.	43,640	653,727

The accompanying notes are an integral part of these financial statements.

18

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
SBA Communications Corp.	50	$ 9,815
VICI Properties, Inc.	1,310	37,518
Welltower, Inc.	5,548	578,379
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,390,868)		2,506,905
	Par
ASSET-BACKED SECURITIES - 1.5%
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	$ 39,124	36,969
Series 2016-1, 3.58%, 01/15/2028	1,286	1,209
Series 2016-2, 3.20%, 06/15/2028	11,736	10,854
CarMax Auto Owner Trust, Series 2023-3, Class B,5.47%, 02/15/2029 (Callable 03/15/2027)	100,000	99,326
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 09/15/2027)	200,000	196,025
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 07/25/2024)(b)(d)	138,983	111,754
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (Callable 07/18/2024)(b)	79,813	71,140
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	86,162	71,536
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 09/16/2026)	150,000	149,109
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 12/15/2026)	150,000	151,438
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 11/15/2026)(b)	100,000	99,496
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(b)	74,775	66,775
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 06/20/2029)(b)	185,931	172,798
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 10/20/2032)(b)	46,465	39,030
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 11/15/2027)(b)	45,542	41,186

	Par	Value
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 07/15/2028)(b)	$ 33,563	$ 29,670
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032)(b)	170,983	171,295
OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.50%, 06/14/2038 (Callable 06/14/2028)(b)	100,000	100,814
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025)(b)	80,159	77,708
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025)(b)	100,000	95,982
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(b)	87,505	80,103
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 06/15/2025)(b)	10,973	10,970
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 11/25/2025)(b)	16,641	16,346
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(b)	101,512	92,368
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(b)	126,323	108,616
Verus Securitization Trust, Series 2021-3, Class A1, 1.05%, 06/25/2066 (Callable 07/25/2024)(b)(d)	142,331	113,938
Westlake Automobile Receivables Trust, Series 2022-2A, Class B, 4.31%, 09/15/2027 (Callable 04/15/2026)(b)	200,000	198,956
TOTAL ASSET-BACKED SECURITIES (Cost $2,533,678)		2,415,411
U.S. TREASURY SECURITIES - 0.2%
United States Treasury Note/Bond
0.75%, 11/15/2024	9,900	9,733
2.88%, 04/30/2025	2,000	1,962
3.00%, 07/15/2025	15,000	14,684
4.88%, 05/31/2026	59,000	59,120
4.13%, 06/15/2026	33,000	32,618
4.63%, 06/30/2026	72,000	71,876
0.88%, 09/30/2026	60,200	55,403
1.25%, 11/30/2026	90,100	83,216
1.50%, 01/31/2027	9,900	9,162
2.75%, 04/30/2027	300	286

The accompanying notes are an integral part of these financial statements.

19

Large Company Value Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
U.S. TREASURY SECURITIES - (Continued)
3.25%, 06/30/2027	$ 500	$483
1.25%, 09/30/2028	700	615
4.50%, 05/31/2029	6,000	6,041
2.75%, 08/15/2032	5,100	4,538
4.13%, 11/15/2032	4,300	4,228
3.50%, 02/15/2033	24,600	23,055
4.38%, 05/15/2034	14,000	14,004
TOTAL U.S. TREASURY SECURITIES (Cost $403,478)		391,024
TOTAL INVESTMENTS - 94.0% (Cost $130,337,468)		$155,443,992
Money Market Deposit Account - 4.6% (f)		7,582,614
Other Assets in Excess of Liabilities - 1.4%		2,388,882
TOTAL NET ASSETS - 100.0%		$165,415,488

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $7,346,390 or 4.4% of the Fund’s net assets.

(c)	Interest only security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(e)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

The accompanying notes are an integral part of these financial statements.

20

Large Company Value Portfolio
Schedule of Futures Contracts
June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	2	09/30/2024	$ 213,156	$ (659)
				$(659)

Description	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(6)	09/19/2024	$ 681,187	$(6,663)
U.S. Treasury 10 Year Notes	(8)	09/19/2024	879,875	(7,829)
U.S. Treasury 2 Year Notes	(7)	09/30/2024	1,429,531	(4,498)
U.S. Treasury Long Bonds	(6)	09/19/2024	709,875	(8,310)
U.S. Treasury Ultra Bonds	(1)	09/19/2024	125,344	(1,392)
				$(28,692)
Total Unrealized Appreciation (Depreciation)				$ (29,351)

The accompanying notes are an integral part of these financial statements.

21

Large Company Value Portfolio
Schedule of Total Return Swap Contracts
June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Russell 1000 Value Index Total Return	Federal Funds Effective Rate + 0.42%	Morgan Stanley	01/31/2025	At Maturity	$29,821,747	$2,431,929
Total Unrealized Appreciation (Depreciation)						$2,431,929

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

22

Small Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.6%
Communication Services - 1.3%
Cargurus, Inc.(a)	1,019	$ 26,698
Cars.com, Inc.(a)	355	6,993
Ibotta, Inc. - Class A(a)	469	35,250
Magnite, Inc.(a)	1,747	23,218
MediaAlpha, Inc. - Class A(a)	306	4,030
PubMatic, Inc. - Class A(a)	106	2,153
Shutterstock, Inc.	1,140	44,118
The EW Scripps Co. - Class A(a)	1,190	3,737
Vimeo, Inc.(a)	2,139	7,978
Vivid Seats, Inc. - Class A(a)	23,500	135,125
Yelp, Inc.(a)	583	21,542
		310,842
Consumer Discretionary - 12.3%
Abercrombie & Fitch Co. - Class A(a)	274	48,728
Academy Sports & Outdoors, Inc.	610	32,483
American Eagle Outfitters, Inc.	2,192	43,752
America’s Car-Mart, Inc.(a)	1,377	82,909
Arhaus, Inc.	8,280	140,263
Boot Barn Holdings, Inc.(a)	2,210	284,935
Brinker International, Inc.(a)	100	7,239
Carvana Co.(a)	317	40,804
Cavco Industries, Inc.(a)	11	3,808
Dillard’s, Inc. - Class A(b)	7	3,083
Dine Brands Global, Inc.	64	2,317
Five Below, Inc.(a)	470	51,216
Frontdoor, Inc.(a)	929	31,391
Green Brick Partners, Inc.(a)	684	39,152
Hanesbrands, Inc.(a)	374	1,844
Installed Building Products, Inc.	324	66,640
KB Home	29	2,035
Laureate Education, Inc.	430	6,424
Leslie’s, Inc.(a)	369	1,546
Light & Wonder, Inc. - Class A(a)	175	18,354
M/I Homes, Inc.(a)	33	4,031
Marine Products Corp.	205	2,071
OneSpaWorld Holdings Ltd.(a)	17,386	267,223
Perdoceo Education Corp.	376	8,054
Portillo’s, Inc. - Class A(a)	10,467	101,739
Potbelly Corp.(a)	977	7,845
Revolve Group, Inc.(a)	934	14,860
Shake Shack, Inc. - Class A(a)	263	23,670
Skyline Champion Corp.(a)	3,297	223,372
Steven Madden Ltd.	5,299	224,148
Stitch Fix, Inc. - Class A(a)	2,514	10,433
Stride, Inc.(a)	970	68,385
Sweetgreen, Inc. - Class A(a)	411	12,388
Texas Roadhouse, Inc.	2,938	504,484
The Buckle, Inc.	1,114	41,151
The Cheesecake Factory, Inc.	863	33,907
The Lovesac Co.(a)	4,663	105,291
TopBuild Corp.(a)	694	267,377

	Shares	Value
Tri Pointe Homes, Inc.(a)	149	$ 5,550
Universal Technical Institute, Inc.(a)	6,084	95,701
Urban Outfitters, Inc.(a)	850	34,893
Visteon Corp.(a)	223	23,794
Warby Parker, Inc. - Class A(a)	114	1,831
Wolverine World Wide, Inc.	252	3,407
Xponential Fitness, Inc. - Class A(a)	804	12,542
		3,007,070
Consumer Staples - 5.7%
BellRing Brands, Inc.(a)	131	7,485
Cal-Maine Foods, Inc.	365	22,305
Coca-Cola Consolidated, Inc.	11	11,935
elf Beauty, Inc.(a)	1,410	297,115
Grocery Outlet Holding Corp.(a)	5,865	129,734
Inter Parfums, Inc.	8	928
J & J Snack Foods Corp.	870	141,262
Lancaster Colony Corp.	43	8,126
PriceSmart, Inc.	379	30,775
PRIMO WATER CORPORATION	623	13,619
Sprouts Farmers Market, Inc.(a)	2,984	249,641
SunOpta, Inc.(a)	28,568	154,267
The Chefs’ Warehouse, Inc.(a)	4,195	164,067
The Vita Coco Co., Inc.(a)	4,710	131,174
Vital Farms, Inc.(a)	916	42,841
		1,405,274
Energy - 5.9%
Archrock, Inc.	1,494	30,209
ChampionX Corp.	781	25,937
Dorian LPG Ltd.	1,073	45,023
Equitrans Midstream Corp.	4,512	58,566
Excelerate Energy, Inc. - Class A	12,675	233,727
Liberty Energy, Inc.	960	20,054
Magnolia Oil & Gas Corp. - Class A	10,296	260,901
Noble Corp. PLC	596	26,611
Oceaneering International, Inc.(a)	7,472	176,787
Patterson-UTI Energy, Inc.	802	8,309
Permian Resources Corp.	30,345	490,072
REX American Resources Corp.(a)	239	10,896
Riley Exploration Permian, Inc.	96	2,718
Sitio Royalties Corp. - Class A	648	15,299
Weatherford International PLC(a)	328	40,164
		1,445,273
Financials - 7.6%
American Coastal Insurance Corp.(a)	754	7,955
Artisan Partners Asset Management, Inc. - Class A	1,823	75,235
AssetMark Financial Holdings, Inc.(a)	291	10,054
Axos Financial, Inc.(a)	35	2,000
BancFirst Corp.	244	21,399
Cadence Bank	5,258	148,696
Diamond Hill Investment Group, Inc.	41	5,771
First BanCorp/Puerto Rico	210	3,841

The accompanying notes are an integral part of these financial statements.

23

Small Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
First Financial Bankshares, Inc.	871	$ 25,721
FirstCash Holdings, Inc.	163	17,095
Flywire Corp.(a)	246	4,032
Hamilton Lane, Inc. - Class A	636	78,597
HCI Group, Inc.	343	31,614
Home BancShares, Inc.	10,807	258,936
HomeTrust Bancshares, Inc.	209	6,276
I3 Verticals, Inc. - Class A(a)	5,998	132,436
Lemonade, Inc.(a)	221	3,647
LendingTree, Inc.(a)	395	16,428
Marqeta, Inc. - Class A(a)	2,416	13,240
Mr Cooper Group, Inc.(a)	704	57,186
NMI Holdings, Inc. - Class A(a)	884	30,091
Pagseguro Digital Ltd. - Class A(a)	2,394	27,986
Palomar Holdings, Inc.(a)	410	33,272
Patria Investments Ltd. - Class A	4,833	58,286
Repay Holdings Corp.(a)	18,660	197,050
Selective Insurance Group, Inc.	545	51,137
StepStone Group, Inc. - Class A	935	42,907
StoneCo Ltd. - Class A(a)	5,365	64,326
Texas Capital Bancshares, Inc.(a)	1,829	111,825
The Bancorp, Inc.(a)	392	14,802
Triumph Financial, Inc.(a)	2,618	214,022
Trupanion, Inc.(a)(b)	476	13,994
Universal Insurance Holdings, Inc.	744	13,957
Victory Capital Holdings, Inc. - Class A	1,026	48,971
Virtus Investment Partners, Inc.	84	18,971
World Acceptance Corp.(a)	35	4,325
		1,866,081
Health Care - 26.4%(c)
ACADIA Pharmaceuticals, Inc.(a)	1,658	26,942
ACELYRIN, Inc.(a)	390	1,720
AdaptHealth Corp.(a)	419	4,190
Adaptive Biotechnologies Corp.(a)	1,380	4,996
Addus HomeCare Corp.(a)	212	24,615
ADMA Biologics, Inc.(a)	2,512	28,084
Agenus, Inc.(a)	241	4,037
Akero Therapeutics, Inc.(a)	255	5,982
Aldeyra Therapeutics, Inc.(a)	247	818
Alkermes PLC(a)	2,925	70,493
Altimmune, Inc.(a)	1,284	8,539
Amicus Therapeutics, Inc.(a)	430	4,266
Amphastar Pharmaceuticals, Inc.(a)	140	5,600
Anavex Life Sciences Corp.(a)(b)	646	2,726
ANI Pharmaceuticals, Inc.(a)	2,289	145,764
Apogee Therapeutics, Inc.(a)	146	5,745
Apollo Medical Holdings, Inc.(a)	74	3,001
Arcturus Therapeutics Holdings, Inc.(a)	60	1,461
Arcus Biosciences, Inc.(a)	114	1,736
Arcutis Biotherapeutics, Inc.(a)	996	9,263
Ardelyx, Inc.(a)	3,755	27,825

	Shares	Value
Arvinas, Inc.(a)	837	$ 22,281
AtriCure, Inc.(a)	939	21,381
Avidity Biosciences, Inc.(a)	494	20,180
Axonics, Inc.(a)	73	4,908
Beam Therapeutics, Inc.(a)	506	11,856
BioCryst Pharmaceuticals, Inc.(a)	2,408	14,881
BioLife Solutions, Inc.(a)	10,664	228,530
Blueprint Medicines Corp.(a)	568	61,219
Bridgebio Pharma, Inc.(a)	46	1,165
CareDx, Inc.(a)	1,151	17,875
Castle Biosciences, Inc.(a)	4,549	99,032
Catalyst Pharmaceuticals, Inc.(a)	2,620	40,584
Celldex Therapeutics, Inc.(a)	220	8,142
Cerus Corp.(a)	3,444	6,061
Chemed Corp.	483	262,066
Codexis, Inc.(a)	591	1,832
Coherus Biosciences, Inc.(a)	1,851	3,202
Collegium Pharmaceutical, Inc.(a)	752	24,214
CONMED Corp.	2,191	151,880
Corcept Therapeutics, Inc.(a)	713	23,165
Cytokinetics, Inc.(a)	434	23,514
CytoSorbents Corp.(a)	5,963	4,192
Denali Therapeutics, Inc.(a)	1,668	38,731
Edgewise Therapeutics, Inc.(a)	7,119	128,213
Embecta Corp.	236	2,950
Evolus, Inc.(a)	107	1,161
Fulcrum Therapeutics, Inc.(a)	687	4,259
G1 Therapeutics, Inc.(a)	1,149	2,620
Haemonetics Corp.(a)	712	58,904
Halozyme Therapeutics, Inc.(a)	2,230	116,763
Harmony Biosciences Holdings, Inc.(a)	497	14,994
Harvard Bioscience, Inc.(a)	45,014	128,290
Health Catalyst, Inc.(a)	19,883	127,052
HealthEquity, Inc.(a)	2,550	219,810
Heron Therapeutics, Inc.(a)	2,116	7,406
Hims & Hers Health, Inc.(a)	1,019	20,574
Immunovant, Inc.(a)	163	4,303
Insmed, Inc.(a)	54	3,618
Intellia Therapeutics, Inc.(a)	349	7,811
Intra-Cellular Therapies, Inc.(a)	385	26,369
Iovance Biotherapeutics, Inc.(a)	823	6,600
iRadimed Corp.	237	10,414
KINIKSA PHARMACEUTICALS INTL P ORD SHS Class A(a)	7,818	145,962
Krystal Biotech, Inc.(a)	388	71,252
Kymera Therapeutics, Inc.(a)	81	2,418
Lantheus Holdings, Inc.(a)	1,103	88,560
LeMaitre Vascular, Inc.	6,341	521,737
LifeMD, Inc.(a)	641	4,397
Ligand Pharmaceuticals, Inc.(a)	263	22,160
Medpace Holdings, Inc.(a)	1,189	489,690
MeiraGTx Holdings PLC(a)	513	2,160
Mesa Laboratories, Inc.	1,585	137,530
MiMedx Group, Inc.(a)	5,035	34,893

The accompanying notes are an integral part of these financial statements.

24

Small Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
MoonLake Immunotherapeutics(a)	2,364	$ 103,945
Morphic Holding, Inc.(a)	123	4,191
Novocure Ltd.(a)	99	1,696
Nurix Therapeutics, Inc.(a)	159	3,318
Option Care Health, Inc.(a)	8,795	243,621
OrthoPediatrics Corp.(a)	6,717	193,181
Pacific Biosciences of California, Inc.(a)(b)	611	837
Pacira BioSciences, Inc.(a)	418	11,959
PetIQ, Inc.(a)	228	5,030
Phibro Animal Health Corp. - Class A	154	2,583
Phreesia, Inc.(a)	322	6,826
Pliant Therapeutics, Inc.(a)	7,850	84,388
Privia Health Group, Inc.(a)	784	13,626
Progyny, Inc.(a)	1,113	31,843
Protagonist Therapeutics, Inc.(a)	879	30,457
Prothena Corp. PLC(a)	1,994	41,156
PTC Therapeutics, Inc.(a)	295	9,021
Quanterix Corp.(a)	10,300	136,063
RadNet, Inc.(a)	236	13,905
RAPT Therapeutics, Inc.(a)	922	2,812
Recursion Pharmaceuticals, Inc. - Class A(a)	799	5,993
Relay Therapeutics, Inc.(a)	194	1,265
Repligen Corp.(a)	2,040	257,162
Revance Therapeutics, Inc.(a)	505	1,298
REVOLUTION Medicines, Inc.(a)	316	12,264
Rigel Pharmaceuticals, Inc.(a)	602	4,945
Rocket Pharmaceuticals, Inc.(a)	545	11,734
Sage Therapeutics, Inc.(a)	456	4,952
Schrodinger, Inc.(a)	202	3,907
SI-BONE, Inc.(a)	11,039	142,734
Simulations Plus, Inc.	6,115	297,311
SpringWorks Therapeutics, Inc.(a)	457	17,215
STAAR Surgical Co.(a)	267	12,712
Stoke Therapeutics, Inc.(a)	10,733	145,003
Surgery Partners, Inc.(a)	635	15,107
Surmodics, Inc.(a)	373	15,681
Syndax Pharmaceuticals, Inc.(a)	5,974	122,646
Taysha Gene Therapies, Inc.(a)	24,804	55,561
TG Therapeutics, Inc.(a)	2,320	41,273
The Ensign Group, Inc.	402	49,723
The Joint Corp.(a)	844	11,867
TransMedics Group, Inc.(a)	286	43,077
Twist Bioscience Corp.(a)	265	13,059
UFP Technologies, Inc.(a)	179	47,233
Utah Medical Products, Inc.	75	5,011
Veracyte, Inc.(a)	219	4,746
Vericel Corp.(a)	1,133	51,982
Viking Therapeutics, Inc.(a)	361	19,137
Vir Biotechnology, Inc.(a)	198	1,762
Xenon Pharmaceuticals, Inc.(a)	2,882	112,369

	Shares	Value
Zentalis Pharmaceuticals, Inc.(a)	2,259	$ 9,239
Zymeworks, Inc.(a)	9,314	79,262
		6,449,252
Industrials - 17.4%
AAON, Inc.	1,360	118,646
ACV Auctions, Inc. - Class A(a)	773	14,107
AeroVironment, Inc.(a)	87	15,848
AerSale Corp.(a)	14,370	99,440
Alamo Group, Inc.	179	30,967
Alta Equipment Group, Inc.	12,177	97,903
American Woodmark Corp.(a)	119	9,353
Apogee Enterprises, Inc.	667	41,911
Applied Industrial Technologies, Inc.	607	117,758
Argan, Inc.	62	4,536
Aris Water Solutions, Inc. - Class A	12,386	194,089
Array Technologies, Inc.(a)	901	9,244
Atkore, Inc.	414	55,861
Barrett Business Services, Inc.	1,008	33,032
Beacon Roofing Supply, Inc.(a)	701	63,440
Blue Bird Corp.(a)	352	18,955
Brookfield Business Corp.	234	4,778
Casella Waste Systems, Inc. - Class A(a)	3,455	342,805
Chart Industries, Inc.(a)	136	19,630
Cimpress PLC(a)	87	7,622
Columbus McKinnon Corp.	4,580	158,193
Comfort Systems USA, Inc.	120	36,494
Construction Partners, Inc. - Class A(a)	448	24,734
Costamare, Inc.	365	5,997
CSW Industrials, Inc.	105	27,858
Dycom Industries, Inc.(a)	202	34,090
EMCOR Group, Inc.	6	2,190
Enerpac Tool Group Corp.	521	19,892
ESCO Technologies, Inc.	65	6,828
ExlService Holdings, Inc.(a)	2,495	78,243
Exponent, Inc.	159	15,124
Federal Signal Corp.	2,568	214,865
Fluor Corp.(a)	247	10,757
Frontier Group Holdings, Inc.(a)(b)	1,086	5,354
FuelCell Energy, Inc.(a)(b)	1,752	1,119
GMS, Inc.(a)	522	42,078
Granite Construction, Inc.	273	16,918
Griffon Corp.	775	49,492
Healthcare Services Group, Inc.(a)	967	10,231
Huron Consulting Group, Inc.(a)	408	40,188
Janus International Group, Inc.(a)	2,881	36,387
John Bean Technologies Corp.	228	21,653
Kadant, Inc.	6	1,763
Karat Packaging, Inc.	410	12,128
Legalzoom.com, Inc.(a)	161	1,351
Limbach Holdings, Inc.(a)	136	7,742
Maximus, Inc.	61	5,228
Mayville Engineering Co., Inc.(a)	12,566	209,350
McGrath RentCorp(b)	264	28,129

The accompanying notes are an integral part of these financial statements.

25

Small Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Montrose Environmental Group, Inc.(a)	969	$43,179
MSA Safety, Inc.	925	173,613
Mueller Industries, Inc.	1,266	72,086
Mueller Water Products, Inc. - Class A	5,055	90,586
MYR Group, Inc.(a)	105	14,250
NEXTracker, Inc. - Class A(a)	100	4,688
Parsons Corp.(a)	202	16,526
Powell Industries, Inc.	80	11,472
Primoris Services Corp.	71	3,542
Saia, Inc.(a)	285	135,173
Simpson Manufacturing Co., Inc.	43	7,247
SiteOne Landscape Supply, Inc.(a)	739	89,722
Sterling Infrastructure, Inc.(a)	400	47,336
Sun Country Airlines Holdings, Inc.(a)	1,297	16,290
Tennant Co.	121	11,911
Terex Corp.	711	38,991
The AZEK Co., Inc.(a)	6,962	293,309
The Brink’s Co.	135	13,824
TPI Composites, Inc.(a)(b)	3,236	12,912
Trinity Industries, Inc.	65	1,945
UFP Industries, Inc.	416	46,592
Upwork, Inc.(a)	5,568	59,856
Viad Corp.(a)	2,538	86,292
Wabash National Corp.	567	12,383
Watts Water Technologies, Inc. - Class A	111	20,354
WillScot Mobile Mini Holdings Corp.(a)	5,080	191,211
WNS Holdings Ltd.(a)	5,371	281,978
Zurn Elkay Water Solutions Corp.	887	26,078
		4,247,647
Information Technology - 17.9%
908 Devices, Inc.(a)	10,284	52,963
ACI Worldwide, Inc.(a)	468	18,528
ACM Research, Inc. - Class A(a)	573	13,213
Advanced Energy Industries, Inc.	13	1,414
Agilysys, Inc.(a)	364	37,907
Alarm.com Holdings, Inc.(a)	452	28,720
Altair Engineering, Inc. - Class A(a)	107	10,495
Amplitude, Inc. - Class A(a)	488	4,343
Appfolio, Inc. - Class A(a)	959	234,543
Appian Corp. - Class A(a)	414	12,776
Arlo Technologies, Inc.(a)	661	8,619
Arteris, Inc.(a)	20,295	152,415
Asana, Inc. - Class A(a)	200	2,798
AvePoint, Inc.(a)	727	7,575
Axcelis Technologies, Inc.(a)	564	80,195
Badger Meter, Inc.	477	88,889
Bel Fuse, Inc. - Class B	2,599	169,559
BlackLine, Inc.(a)	774	37,500
C3.ai, Inc. - Class A(a)(b)	606	17,550
CEVA, Inc.(a)	9,455	182,387
Cleanspark, Inc.(a)	833	13,286

	Shares	Value
CommVault Systems, Inc.(a)	413	$50,208
DigitalOcean Holdings, Inc.(a)	681	23,665
DoubleVerify Holdings, Inc.(a)	5,772	112,381
ePlus, Inc.(a)	11	811
Fabrinet(a)	346	84,697
FormFactor, Inc.(a)	798	48,303
Guidewire Software, Inc.(a)	2,370	326,799
Impinj, Inc.(a)	87	13,639
indie Semiconductor, Inc. - Class A(a)	11,861	73,182
Insight Enterprises, Inc.(a)	221	43,838
InterDigital, Inc.	628	73,200
Itron, Inc.(a)	918	90,845
Jamf Holding Corp.(a)	152	2,508
Marathon Digital Holdings, Inc.(a)	114	2,263
N-able, Inc.(a)	1,076	16,388
Napco Security Technologies, Inc.	1,093	56,781
OneSpan, Inc.(a)	1,551	19,884
Onto Innovation, Inc.(a)	72	15,808
OSI Systems, Inc.(a)	63	8,664
Paylocity Holding Corp.(a)	725	95,591
PDF Solutions, Inc.(a)	9,943	361,726
Pegasystems, Inc.	4,920	297,808
Photronics, Inc.(a)	623	15,369
PROS Holdings, Inc.(a)	5,986	171,499
Q2 Holdings, Inc.(a)	413	24,916
Qualys, Inc.(a)	2,345	334,397
Radware Ltd.(a)	4,046	73,799
Rambus, Inc.(a)	541	31,789
Rapid7, Inc.(a)	413	17,854
Red Violet, Inc.(a)	89	2,261
Sapiens International Corp. NV	1,229	41,700
SiTime Corp.(a)	123	15,299
SoundThinking, Inc.(a)	3,097	37,721
Sprout Social, Inc. - Class A(a)	485	17,305
SPS Commerce, Inc.(a)	337	63,410
Super Micro Computer, Inc.(a)	46	37,690
Tenable Holdings, Inc.(a)	1,406	61,274
Veeco Instruments, Inc.(a)	3,519	164,373
Verint Systems, Inc.(a)	435	14,007
Workiva, Inc.(a)	2,971	216,853
Yext, Inc.(a)	2,425	12,974
Zuora, Inc. - Class A(a)	2,242	22,263
		4,371,417
Materials - 2.6%
Arcadium Lithium PLC(a)	4,417	14,841
ATI, Inc.(a)	574	31,828
Balchem Corp.	55	8,467
Cabot Corp.	237	21,778
Carpenter Technology Corp.	81	8,876
Century Aluminum Co.(a)	508	8,509
Commercial Metals Co.	66	3,629
Constellium SE(a)	833	15,702

The accompanying notes are an integral part of these financial statements.

26

Small Company Growth Portfolio
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Ferroglobe Representation & Warranty Insurance Trust(a)(d)	840	$0
Hawkins, Inc.	447	40,677
Hecla Mining Co.	3,007	14,584
Ingevity Corp.(a)	256	11,190
Innospec, Inc.	226	27,931
Kaiser Aluminum Corp.	530	46,587
Materion Corp.	1,682	181,875
Myers Industries, Inc.	680	9,098
Quaker Chemical Corp.	834	141,530
Sylvamo Corp.	701	48,089
		635,191
Real Estate - 0.2%
Compass, Inc. - Class A(a)	2,339	8,420
Opendoor Technologies, Inc.(a)	3,728	6,860
Real Brokerage, Inc.(a)	3,395	13,784
Redfin Corp.(a)	2,215	13,312
		42,376
Utilities - 0.3%
Brookfield Infrastructure Corp. - Class A	561	18,883
Otter Tail Corp.	513	44,934
		63,817
TOTAL COMMON STOCKS (Cost $19,446,475)		23,844,240
REAL ESTATE INVESTMENT TRUSTS - 0.4%
Alexander’s, Inc.	68	15,291
Essential Properties Realty Trust, Inc.	709	19,646
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	454	13,438
National Health Investors, Inc.	511	34,610
Ryman Hospitality Properties, Inc.	54	5,393
UMH Properties, Inc.	169	2,702
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $80,732)		91,080
TOTAL INVESTMENTS - 98.0% (Cost $19,527,207)		$23,935,320
Money Market Deposit Account - 2.4%(e)(f)		585,636
Liabilities in Excess of Other Assets - (0.4)%		(105,853)
TOTAL NET ASSETS - 100.0%		$24,415,103

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $84,358 which represented 0.3% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(f)	All or a portion of this deposit account has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $87,695.
The accompanying notes are an integral part of these financial statements.

27

Small Company Value Portfolio
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 92.4%
Communication Services - 0.5%
Bandwidth, Inc. - Class A(a)	430	$ 7,259
Bumble, Inc. - Class A(a)	3,340	35,103
Emerald Holding, Inc.(a)	1,150	6,544
Magnite, Inc.(a)	1,400	18,606
Stagwell, Inc.(a)	4,810	32,804
TEGNA, Inc.	2,400	33,456
		133,772
Consumer Discretionary - 11.4%
Abercrombie & Fitch Co. - Class A(a)	50	8,892
Accel Entertainment, Inc.(a)	2,450	25,137
Adient PLC(a)	2,253	55,672
Adtalem Global Education, Inc.(a)	1,126	76,804
Advance Auto Parts, Inc.	260	16,466
American Eagle Outfitters, Inc.	2,280	45,509
Asbury Automotive Group, Inc.(a)	120	27,344
Bloomin’ Brands, Inc.	1,200	23,076
Brinker International, Inc.(a)	360	26,060
Carter’s, Inc.	240	14,873
Carvana Co.(a)	650	83,668
Century Communities, Inc.	1,012	82,640
Cooper-Standard Holdings, Inc.(a)	201	2,500
Dave & Buster’s Entertainment, Inc.(a)	520	20,701
Denny’s Corp.(a)	2,220	15,762
Designer Brands, Inc. - Class A	1,920	13,114
Dine Brands Global, Inc.	670	24,254
El Pollo Loco Holdings, Inc.(a)	1,790	20,245
Everi Holdings, Inc.(a)	2,950	24,780
Fox Factory Holding Corp.(a)	190	9,156
Frontdoor, Inc.(a)	1,216	41,089
Genesco, Inc.(a)	560	14,482
G-III Apparel Group Ltd.(a)	890	24,092
Graham Holdings Co. - Class B	25	17,489
Green Brick Partners, Inc.(a)	1,526	87,348
Group 1 Automotive, Inc.	234	69,564
Hanesbrands, Inc.(a)	3,290	16,220
Haverty Furniture Cos., Inc.	880	22,255
Hibbett, Inc.	340	29,651
Hilton Grand Vacations, Inc.(a)	610	24,662
JAKKS Pacific, Inc.(a)	948	16,979
Johnson Outdoors, Inc. - Class A	1,170	40,927
KB Home	2,459	172,573
Kontoor Brands, Inc.	230	15,214
Latham Group, Inc.(a)	1,340	4,060
La-Z-Boy, Inc.	720	26,842
Leggett & Platt, Inc.	1,440	16,502
Leslie’s, Inc.(a)	6,940	29,079
Lindblad Expeditions Holdings, Inc.(a)	702	6,774
M/I Homes, Inc.(a)	764	93,315
MarineMax, Inc.(a)	910	29,457
Marriott Vacations Worldwide Corp.	350	30,562
Meritage Homes Corp.	460	74,451

	Shares	Value
Monarch Casino & Resort, Inc.	370	$ 25,208
OneWater Marine, Inc. - Class A(a)	1,090	30,051
Oxford Industries, Inc.	90	9,013
Perdoceo Education Corp.	2,405	51,515
PetMed Express, Inc.	3,400	13,770
Phinia, Inc.	750	29,520
Red Rock Resorts, Inc. - Class A	7,488	411,316
Revolve Group, Inc.(a)	420	6,682
Rocky Brands, Inc.	2,781	102,786
SeaWorld Entertainment, Inc.(a)	670	36,388
Signet Jewelers Ltd.	620	55,540
Six Flags Entertainment Corp.(a)	400	13,256
Sleep Number Corp.(a)	300	2,871
Sonic Automotive, Inc. - Class A	660	35,950
Steven Madden Ltd.	600	25,380
Stitch Fix, Inc. - Class A(a)	5,440	22,576
Strategic Education, Inc.	240	26,558
Taylor Morrison Home Corp.(a)	1,196	66,306
The Aaron’s Co., Inc.	2,448	24,431
The Cheesecake Factory, Inc.	335	13,162
The Goodyear Tire & Rubber Co.(a)	2,790	31,666
Travel + Leisure Co.	770	34,635
Tri Pointe Homes, Inc.(a)	2,160	80,460
Upbound Group, Inc.	500	15,350
Urban Outfitters, Inc.(a)	500	20,525
Vail Resorts, Inc.	146	26,299
Vista Outdoor, Inc.(a)	1,000	37,650
Worthington Enterprises, Inc.	120	5,680
Xponential Fitness, Inc. - Class A(a)	1,528	23,837
Zumiez, Inc.(a)	560	10,909
		2,809,530
Consumer Staples - 4.4%
B&G Foods, Inc.	2,550	20,604
Cal-Maine Foods, Inc.	2,342	143,120
Central Garden & Pet Co.(a)	410	15,785
Edgewell Personal Care Co.	710	28,535
Energizer Holdings, Inc.	910	26,881
Herbalife Ltd.(a)	3,300	34,287
Ingles Markets, Inc. - Class A	138	9,468
Lancaster Colony Corp.	1,071	202,387
Mama’s Creations, Inc.(a)	7,785	52,471
Medifast, Inc.	920	20,074
Natural Grocers by Vitamin Cottage, Inc.	1,449	30,719
Nu Skin Enterprises, Inc. - Class A	1,355	14,282
Oil-Dri Corp. of America	2,219	142,216
Post Holdings, Inc.(a)	1,394	145,199
PriceSmart, Inc.	440	35,728
Primo Water Corp.	1,790	39,129
Seaboard Corp.	11	34,768
The Andersons, Inc.	480	23,808
The Duckhorn Portfolio, Inc.(a)	4,250	30,175
The Hain Celestial Group, Inc.(a)	2,140	14,787
United Natural Foods, Inc.(a)	840	11,004

The accompanying notes are an integral part of these financial statements.

28

Small Company Value Portfolio
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
Village Super Market, Inc. - Class A	424	$ 11,198
WK Kellogg Co.	880	14,485
		1,101,110
Energy - 8.9%
Archrock, Inc.	1,660	33,565
Ardmore Shipping Corp.	950	21,404
Baytex Energy Corp.	9,253	32,201
Berry Corp.	7,730	49,936
Cactus, Inc. - Class A	640	33,754
California Resources Corp.	1,379	73,390
Centrus Energy Corp. - Class A(a)	2,434	104,054
Chord Energy Corp.	433	72,605
Civitas Resources, Inc.	3,415	235,635
Clean Energy Fuels Corp.(a)	2,520	6,728
CONSOL Energy, Inc.	200	20,406
Core Laboratories, Inc.	1,040	21,102
Crescent Energy Co. - Class A	2,640	31,284
DHT Holdings, Inc.	6,460	74,742
Dorian LPG Ltd.	1,394	58,492
Dril-Quip, Inc.(a)	1,350	25,110
Equitrans Midstream Corp.	8,090	105,008
Expro Group Holdings NV(a)	1,550	35,526
Forum Energy Technologies, Inc.(a)	430	7,250
Helix Energy Solutions Group, Inc.(a)	1,710	20,417
Helmerich & Payne, Inc.	1,173	42,392
International Seaways, Inc.	1,742	103,005
Kinetik Holdings, Inc.	510	21,134
Kosmos Energy Ltd.(a)	5,600	31,024
Liberty Energy, Inc.	1,590	33,215
Magnolia Oil & Gas Corp. - Class A	2,400	60,816
Matador Resources Co.	50	2,980
Murphy Oil Corp.	1,696	69,943
National Energy Services Reunited Corp.(a)	4,040	38,380
Newpark Resources, Inc.(a)	2,620	21,772
Northern Oil and Gas, Inc.	840	31,223
Oceaneering International, Inc.(a)	462	10,931
Par Pacific Holdings, Inc.(a)	960	24,240
Patterson-UTI Energy, Inc.	1,684	17,446
Permian Resources Corp.	2,965	47,885
Precision Drilling Corp.(a)	460	32,356
ProFrac Holding Corp. - Class A(a)	1,120	8,299
ProPetro Holding Corp.(a)	2,730	23,669
REX American Resources Corp.(a)	145	6,611
Scorpio Tankers, Inc.	871	70,804
Select Water Solutions, Inc.	1,140	12,198
SFL Corp. Ltd.	7,091	98,423
SilverBow Resources, Inc.(a)	960	36,317
SM Energy Co.	1,770	76,517
Solaris Oilfield Infrastructure, Inc. - Class A	3,230	27,713
Talos Energy, Inc.(a)	2,920	35,478

	Shares	Value
Teekay Corp.(a)	1,090	$ 9,777
Teekay Tankers Ltd. - Class A	702	48,305
VAALCO Energy, Inc.	4,000	25,080
Vertex Energy, Inc.(a)	6,460	6,103
Vital Energy, Inc.(a)	700	31,374
World Kinect Corp.	1,320	34,056
		2,202,075
Financials - 28.2%(b)
1st Source Corp.	900	48,258
Alerus Financial Corp.	2,147	42,103
Ambac Financial Group, Inc.(a)	1,650	21,153
American Coastal Insurance Corp.(a)	440	4,642
Arrow Financial Corp.	320	8,336
Artisan Partners Asset Management, Inc. - Class A	1,930	79,651
AssetMark Financial Holdings, Inc.(a)	1,345	46,470
Associated Banc-Corp.	1,620	34,263
Assured Guaranty Ltd.	415	32,017
Axis Capital Holdings Ltd.	460	32,499
Axos Financial, Inc.(a)	782	44,691
Banc of California, Inc.	2,452	31,337
BancFirst Corp.	701	61,478
Banco Latinoamericano de Comercio Exterior SA	1,655	49,104
Bank of Marin Bancorp	1,030	16,676
Bank of NT Butterfield & Son Ltd.	258	9,061
Bank OZK	5,417	222,097
BankUnited, Inc.	2,900	84,883
BayCom Corp.	500	10,175
BCB Bancorp, Inc.	700	7,441
Berkshire Hills Bancorp, Inc.	1,622	36,982
BGC Group, Inc. - Class A	15,262	126,675
BOK Financial Corp.	1,509	138,285
Bread Financial Holdings, Inc.	1,998	89,031
Bridgewater Bancshares, Inc.(a)	900	10,449
Brighthouse Financial, Inc.(a)	580	25,137
Brookline Bancorp, Inc.	3,920	32,732
Cadence Bank	1,930	54,580
Cambridge Bancorp	390	26,910
Camden National Corp.	530	17,490
Capitol Federal Financial, Inc.	3,120	17,129
Cathay General Bancorp	470	17,728
Central Pacific Financial Corp.	1,380	29,256
City Holding Co.	497	52,806
Civista Bancshares, Inc.	510	7,900
CNB Financial Corp.	400	8,164
CNO Financial Group, Inc.	1,722	47,734
Columbia Banking System, Inc.	960	19,094
Community Bank System, Inc.	624	29,459
Community Trust Bancorp, Inc.	685	29,907
ConnectOne Bancorp, Inc.	1,790	33,813
CrossFirst Bankshares, Inc.(a)	1,280	17,946
CVB Financial Corp.	2,366	40,790
Diamond Hill Investment Group, Inc.	120	16,890

The accompanying notes are an integral part of these financial statements.

29

Small Company Value Portfolio
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Dime Community Bancshares, Inc.	1,310	$ 26,724
Eagle Bancorp, Inc.	1,920	36,288
Employers Holdings, Inc.	2,010	85,686
Enact Holdings, Inc.	1,490	45,683
Enstar Group Ltd.(a)	720	220,104
Enterprise Financial Services Corp.	400	16,364
Esquire Financial Holdings, Inc.	917	43,649
Essent Group Ltd.	2,882	161,940
Euronet Worldwide, Inc.(a)	170	17,595
Evercore, Inc. - Class A	100	20,843
FB Financial Corp.	692	27,009
Federated Hermes, Inc. - Class B	995	32,716
Financial Institutions, Inc.	550	10,626
First BanCorp/Puerto Rico	1,910	34,934
First Busey Corp.	350	8,473
First Business Financial Services, Inc.	300	11,097
First Financial Bancorp	1,196	26,575
First Financial Corp.	1,268	46,764
First Foundation, Inc.	2,440	15,982
First Hawaiian, Inc.	1,660	34,462
First Internet Bancorp	620	16,752
First Interstate BancSystem, Inc. - Class A	290	8,053
First Merchants Corp.	717	23,869
First Mid Bancshares, Inc.	250	8,220
First of Long Island Corp.	1,570	15,731
First Western Financial, Inc.(a)	2,561	43,537
Flushing Financial Corp.	2,230	29,324
FS Bancorp, Inc.	260	9,477
Fulton Financial Corp.	1,750	29,715
Genworth Financial, Inc. - Class A(a)	7,331	44,279
Great Southern Bancorp, Inc.	220	12,234
Hamilton Lane, Inc. - Class A	650	80,327
Hancock Whitney Corp.	305	14,588
Hanmi Financial Corp.(c)	2,240	37,453
HBT Financial, Inc.	1,280	26,138
Heartland Financial USA, Inc.	441	19,602
Heritage Commerce Corp.	2,100	18,270
Heritage Financial Corp.	910	16,407
Hilltop Holdings, Inc.	870	27,214
Home Bancorp, Inc.	260	10,403
Home BancShares, Inc.	4,191	100,416
Hope Bancorp, Inc.	3,120	33,509
Horace Mann Educators Corp.	960	31,315
Horizon Bancorp, Inc.	2,040	25,235
Independent Bank Corp.	690	18,630
Independent Bank Corp.	779	39,511
Independent Bank Group, Inc.	170	7,738
International Bancshares Corp.	1,909	109,214
Investar Holding Corp.	260	4,004
Janus Henderson Group PLC	1,040	35,058
Kearny Financial Corp.	3,010	18,511

	Shares	Value
Kemper Corp.	580	$ 34,411
LendingTree, Inc.(a)	1,244	51,738
Lincoln National Corp.	520	16,172
Live Oak Bancshares, Inc.	7,293	255,693
Mercantile Bank Corp.	200	8,114
Merchants Bancorp	2,630	106,620
Mercury General Corp.	1,301	69,135
MGIC Investment Corp.	1,600	34,480
MidWestOne Financial Group, Inc.	370	8,321
Moelis & Co. - Class A	240	13,646
Mr Cooper Group, Inc.(a)	4,694	381,294
Navient Corp.	2,150	31,304
NCR Atleos Corp.(a)	685	18,509
NMI Holdings, Inc. - Class A(a)	3,315	112,843
Northeast Bank	200	12,172
Northeast Community Bancorp, Inc.	700	12,474
Northfield Bancorp, Inc.	2,700	25,596
Northrim BanCorp, Inc.	422	24,324
OceanFirst Financial Corp.	2,200	34,958
OFG Bancorp	1,245	46,625
Pacific Premier Bancorp, Inc.	700	16,079
Pagseguro Digital Ltd. - Class A(a)	2,140	25,017
Parke Bancorp, Inc.	220	3,828
Pathward Financial, Inc.	138	7,807
Paysafe Ltd.(a)	368	6,506
PCB Bancorp	700	11,396
Peapack-Gladstone Financial Corp.	720	16,308
Perella Weinberg Partners	1,330	21,612
Popular, Inc.	380	33,603
PRA Group, Inc.(a)	1,390	27,327
Preferred Bank	1,965	148,338
Premier Financial Corp.	1,260	25,780
Primis Financial Corp.	1,040	10,899
ProAssurance Corp.(a)	1,130	13,809
PROG Holdings, Inc.	1,195	41,443
Provident Financial Services, Inc.	2,345	33,651
Radian Group, Inc.	1,945	60,490
RBB Bancorp	450	8,465
S&T Bancorp, Inc.	725	24,208
Safety Insurance Group, Inc.	210	15,756
Sandy Spring Bancorp, Inc.	1,350	32,886
Selective Insurance Group, Inc.	318	29,838
ServisFirst Bancshares, Inc.	1,830	115,638
Shore Bancshares, Inc.	782	8,954
Sierra Bancorp	500	11,190
Silvercrest Asset Management Group, Inc. - Class A	2,739	42,701
Simmons First National Corp. - Class A	1,950	34,281
SiriusPoint Ltd.(a)	1,370	16,714
SLM Corp.	1,690	35,135
Southern First Bancshares, Inc.(a)	290	8,480
Southside Bancshares, Inc.	410	11,320
Stewart Information Services Corp.	550	34,144
StoneCo Ltd. - Class A(a)	3,359	40,274

The accompanying notes are an integral part of these financial statements.

30

Small Company Value Portfolio
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Synovus Financial Corp.	870	$ 34,965
Territorial Bancorp, Inc.	700	5,670
Texas Capital Bancshares, Inc.(a)	1,080	66,031
The Bancorp, Inc.(a)	1,123	42,404
The Hanover Insurance Group, Inc.	190	23,834
Tompkins Financial Corp.	380	18,582
Towne Bank	290	7,908
Triumph Financial, Inc.(a)	3,068	250,809
TrustCo Bank Corp. NY	910	26,181
UMB Financial Corp.	229	19,103
United Bankshares, Inc.	648	21,021
United Fire Group, Inc.	2,350	50,502
Universal Insurance Holdings, Inc.	2,199	41,253
Univest Financial Corp.	1,270	28,994
Valley National Bancorp	3,620	25,268
Veritex Holdings, Inc.	1,240	26,152
Virtu Financial, Inc. - Class A	1,460	32,777
Virtus Investment Partners, Inc.	340	76,789
WaFd, Inc.	1,223	34,953
Washington Trust Bancorp, Inc.	1,010	27,684
Webster Financial Corp.	895	39,013
Westamerica BanCorp	646	31,350
White Mountains Insurance Group Ltd.	18	32,714
World Acceptance Corp.(a)	290	35,838
WSFS Financial Corp.	420	19,740
Zions Bancorp NA	770	33,395
		6,976,706
Health Care - 5.5%
Adaptive Biotechnologies Corp.(a)	3,468	12,554
Allogene Therapeutics, Inc.(a)	1,750	4,078
ALX Oncology Holdings, Inc.(a)	330	1,990
Apollo Medical Holdings, Inc.(a)	2,834	114,947
Arcus Biosciences, Inc.(a)	280	4,264
Arvinas, Inc.(a)	910	24,224
AtriCure, Inc.(a)	530	12,068
Avidity Biosciences, Inc.(a)	550	22,468
Beam Therapeutics, Inc.(a)	140	3,280
BioCryst Pharmaceuticals, Inc.(a)	2,230	13,781
BioLife Solutions, Inc.(a)	450	9,644
Brookdale Senior Living, Inc.(a)	5,446	37,196
CareDx, Inc.(a)	2,690	41,776
Catalyst Pharmaceuticals, Inc.(a)	409	6,335
Celldex Therapeutics, Inc.(a)	130	4,811
Codexis, Inc.(a)	1,860	5,766
Coherus Biosciences, Inc.(a)	2,930	5,069
Community Health Systems, Inc.(a)	1,540	5,174
Cytokinetics, Inc.(a)	90	4,876
Editas Medicine, Inc.(a)	2,492	11,638
Embecta Corp.	1,160	14,500
Enovis Corp.(a)	4,778	215,966
Generation Bio Co.(a)	4,700	13,254

	Shares	Value
Health Catalyst, Inc.(a)	1,390	$ 8,882
Heron Therapeutics, Inc.(a)	1,700	5,950
Inmode Ltd.(a)	1,800	32,832
Innoviva, Inc.(a)	302	4,953
Intellia Therapeutics, Inc.(a)	885	19,806
Iovance Biotherapeutics, Inc.(a)	2,370	19,007
Kiniksa Pharmaceuticals Ltd. - Class A(a)	325	6,068
Kodiak Sciences, Inc.(a)	1,759	4,134
Ligand Pharmaceuticals, Inc.(a)	420	35,389
MeiraGTx Holdings PLC(a)	990	4,168
MiMedx Group, Inc.(a)	4,530	31,393
Myriad Genetics, Inc.(a)	515	12,597
NeoGenomics, Inc.(a)	502	6,963
Nurix Therapeutics, Inc.(a)	886	18,491
PetIQ, Inc.(a)	706	15,574
Phibro Animal Health Corp. - Class A	970	16,267
Protagonist Therapeutics, Inc.(a)	540	18,711
PTC Therapeutics, Inc.(a)	80	2,446
Quanterix Corp.(a)	450	5,945
Relay Therapeutics, Inc.(a)	859	5,601
Replimune Group, Inc.(a)	1,400	12,600
Rigel Pharmaceuticals, Inc.(a)	414	3,403
Rocket Pharmaceuticals, Inc.(a)	290	6,244
Select Medical Holdings Corp.	998	34,990
SIGA Technologies, Inc.	2,260	17,153
Stoke Therapeutics, Inc.(a)	400	5,404
Surgery Partners, Inc.(a)	612	14,559
Tactile Systems Technology, Inc.(a)	1,520	18,149
TruBridge, Inc.(a)	1,860	18,600
Twist Bioscience Corp.(a)	905	44,598
UFP Technologies, Inc.(a)	702	185,237
Utah Medical Products, Inc.	318	21,246
Veracyte, Inc.(a)	3,506	75,975
Verve Therapeutics, Inc.(a)(c)	4,380	21,374
Zynex, Inc.(a)(c)	1,690	15,751
		1,360,119
Industrials - 18.3%
ABM Industries, Inc.	1,160	58,661
AerSale Corp.(a)	3,630	25,120
Alamo Group, Inc.	100	17,300
Alaska Air Group, Inc.(a)	580	23,432
Albany International Corp. - Class A	190	16,045
Allegiant Travel Co.	4,243	213,126
Allient, Inc.	3,726	94,156
American Woodmark Corp.(a)	513	40,322
Apogee Enterprises, Inc.	180	11,310
Aris Water Solutions, Inc. - Class A	860	13,476
Armstrong World Industries, Inc.	210	23,780
Atmus Filtration Technologies, Inc.(a)	1,110	31,946
AZZ, Inc.	553	42,719
Barnes Group, Inc.	770	31,886
Beacon Roofing Supply, Inc.(a)	1,150	104,075
Blue Bird Corp.(a)	150	8,077

The accompanying notes are an integral part of these financial statements.

31

Small Company Value Portfolio
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Brady Corp. - Class A	370	$ 24,427
Brookfield Business Corp.	251	5,125
Columbus McKinnon Corp.	670	23,142
Concentrix Corp.	550	34,804
Concrete Pumping Holdings, Inc.(a)	14,833	89,146
Costamare, Inc.	5,680	93,322
Douglas Dynamics, Inc.	3,844	89,950
Ducommun, Inc.(a)	2,586	150,143
DXP Enterprises, Inc.(a)	642	29,429
EMCOR Group, Inc.	78	28,476
Energy Recovery, Inc.(a)	7,035	93,495
Enerpac Tool Group Corp.	470	17,945
Ennis, Inc.	820	17,950
Esab Corp.	492	46,460
ESCO Technologies, Inc.	86	9,033
First Advantage Corp.	17,485	280,984
Flowserve Corp.	680	32,708
FTAI Aviation Ltd.	2,621	270,566
Gates Industrial Corp. PLC(a)	8,675	137,152
Genco Shipping & Trading Ltd.	320	6,819
Gibraltar Industries, Inc.(a)	70	4,798
Global Industrial Co.	289	9,063
Graham Corp.(a)	3,408	95,969
Granite Construction, Inc.	110	6,817
Griffon Corp.	100	6,386
Hawaiian Holdings, Inc.(a)	530	6,588
Healthcare Services Group, Inc.(a)	2,300	24,334
Heartland Express, Inc.	2,310	28,482
Heidrick & Struggles International, Inc.	870	27,475
Hertz Global Holdings, Inc.(a)(c)	1,330	4,695
Hillenbrand, Inc.	780	31,216
Hillman Solutions Corp.(a)	2,930	25,930
Hyster-Yale Materials Handling, Inc.	600	41,838
Insteel Industries, Inc.	780	24,149
Interface, Inc.	2,940	43,159
Janus International Group, Inc.(a)	620	7,831
JELD-WEN Holding, Inc.(a)	920	12,392
JetBlue Airways Corp.(a)	1,670	10,170
Kelly Services, Inc. - Class A	710	15,201
Kennametal, Inc.	280	6,591
Kforce, Inc.	400	24,852
Korn Ferry	480	32,227
Lindsay Corp.	150	18,432
LSI Industries, Inc.	250	3,618
ManpowerGroup, Inc.	470	32,806
Marten Transport Ltd.	970	17,897
Masterbrand, Inc.(a)	1,510	22,167
Matson, Inc.	905	118,528
Maximus, Inc.	410	35,137
Miller Industries, Inc.	1,821	100,191
Moog, Inc. - Class A	115	19,240
MRC Global, Inc.(a)	1,620	20,914

	Shares	Value
Mueller Industries, Inc.	2,406	$ 136,998
Mueller Water Products, Inc. - Class A	1,580	28,314
National Presto Industries, Inc.	225	16,904
NOW, Inc.(a)	550	7,552
PAM Transportation Services, Inc.(a)	338	5,871
Powell Industries, Inc.	360	51,624
Preformed Line Products Co.	50	6,227
Primoris Services Corp.	210	10,477
Quad/Graphics, Inc.	1,500	8,175
Resideo Technologies, Inc.(a)	2,170	42,445
Resources Connection, Inc.	2,110	23,294
REV Group, Inc.	1,240	30,864
Rush Enterprises, Inc. - Class A	747	31,277
Safe Bulkers, Inc.	3,173	18,467
SkyWest, Inc.(a)	350	28,725
Steelcase, Inc. - Class A	6,115	79,250
Stem, Inc.(a)(c)	2,330	2,586
Sterling Infrastructure, Inc.(a)	100	11,834
Sun Country Airlines Holdings, Inc.(a)	1,570	19,719
Tennant Co.	150	14,766
Terex Corp.	1,062	58,240
The Brink’s Co.	250	25,600
The Greenbrier Cos., Inc.	670	33,198
Thermon Group Holdings, Inc.(a)	2,370	72,901
Titan Machinery, Inc.(a)	1,370	21,783
Trinity Industries, Inc.	995	29,770
TrueBlue, Inc.(a)	3,100	31,930
TTEC Holdings, Inc.	1,270	7,468
Tutor Perini Corp.(a)	2,970	64,687
UFP Industries, Inc.	653	73,136
UniFirst Corp.	50	8,577
Universal Logistics Holdings, Inc.	150	6,089
V2X, Inc.(a)	560	26,858
Verra Mobility Corp.(a)	630	17,136
Wabash National Corp.	1,929	42,129
WESCO International, Inc.	363	57,543
Willdan Group, Inc.(a)	450	12,983
WNS Holdings Ltd.(a)	3,542	185,955
Zurn Elkay Water Solutions Corp.	2,350	69,090
		4,536,042
Information Technology - 5.3%
ACI Worldwide, Inc.(a)	830	32,860
ACM Research, Inc. - Class A(a)	610	14,067
Aviat Networks, Inc.(a)	280	8,033
Avnet, Inc.	680	35,013
Axcelis Technologies, Inc.(a)	240	34,126
Belden, Inc.	350	32,830
Benchmark Electronics, Inc.	320	12,627
C3.ai, Inc. - Class A(a)(c)	215	6,226
Cirrus Logic, Inc.(a)	220	28,085
Cleanspark, Inc.(a)	300	4,785
Coherent Corp.(a)	220	15,941
CommVault Systems, Inc.(a)	100	12,157

The accompanying notes are an integral part of these financial statements.

32

Small Company Value Portfolio
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Consensus Cloud Solutions, Inc.(a)	1,020	$ 17,524
CPI Card Group, Inc.(a)	460	12,535
Crane NXT Co.	590	36,238
Diodes, Inc.(a)	480	34,526
DXC Technology Co.(a)	1,290	24,626
ePlus, Inc.(a)	895	65,944
InterDigital, Inc.	60	6,994
IPG Photonics Corp.(a)	390	32,912
Itron, Inc.(a)	1,140	112,814
Kimball Electronics, Inc.(a)	1,130	24,837
LiveRamp Holdings, Inc.(a)	885	27,382
Methode Electronics, Inc.	2,840	29,394
N-able, Inc.(a)	945	14,392
NVE Corp.	210	15,685
Olo, Inc. - Class A(a)	1,670	7,381
OneSpan, Inc.(a)	2,208	28,306
OSI Systems, Inc.(a)	463	63,672
Photronics, Inc.(a)	2,170	53,534
Plexus Corp.(a)	306	31,573
Progress Software Corp.	648	35,160
Rimini Street, Inc.(a)	29,316	90,000
Sanmina Corp.(a)	1,060	70,225
ScanSource, Inc.(a)	560	24,814
Semtech Corp.(a)	710	21,215
SolarWinds Corp.	480	5,784
TTM Technologies, Inc.(a)	1,790	34,780
Turtle Beach Corp.(a)	940	13,480
Vishay Intertechnology, Inc.	1,540	34,342
Vontier Corp.	860	32,852
Xerox Holdings Corp.	5,150	59,843
		1,299,514
Materials - 6.6%
AdvanSix, Inc.	960	22,003
Alpha Metallurgical Resources, Inc.	20	5,611
Alto Ingredients, Inc.(a)	7,690	11,112
American Vanguard Corp.	429	3,689
Ashland, Inc.	2,836	267,974
Avient Corp.	120	5,238
Cabot Corp.	205	18,837
Carpenter Technology Corp.	857	93,910
Clearwater Paper Corp.(a)	212	10,276
Commercial Metals Co.	824	45,312
Compass Minerals International, Inc.	1,900	19,627
Core Molding Technologies, Inc.(a)	2,867	45,700
Ecovyst, Inc.(a)	3,635	32,606
Greif, Inc. - Class A	395	22,701
Haynes International, Inc.	985	57,819
Hecla Mining Co.	8,610	41,758
Ingevity Corp.(a)	700	30,597
Innospec, Inc.	577	71,311
Kaiser Aluminum Corp.	900	79,110

	Shares	Value
Kronos Worldwide, Inc.	4,750	$ 59,612
Mativ Holdings, Inc.	1,150	19,504
Mercer International, Inc.	1,960	16,738
Minerals Technologies, Inc.	560	46,570
Myers Industries, Inc.	900	12,042
Orion Engineered Carbons SA	2,336	51,252
Pactiv Evergreen, Inc.	1,667	18,870
Silgan Holdings, Inc.	390	16,509
Summit Materials, Inc. - Class A(a)	410	15,010
SunCoke Energy, Inc.	7,056	69,149
Sylvamo Corp.	860	58,996
Taseko Mines Ltd.(a)	44,415	108,817
Tredegar Corp.	2,978	14,265
TriMas Corp.	1,000	25,560
Tronox Holdings PLC	1,950	30,596
United States Lime & Minerals, Inc.	508	185,003
		1,633,684
Real Estate - 0.8%
Compass, Inc. - Class A(a)	6,960	25,056
Cushman & Wakefield PLC(a)	3,370	35,048
DigitalBridge Group, Inc.	190	2,603
Forestar Group, Inc.(a)	1,050	33,589
Jones Lang LaSalle, Inc.(a)	148	30,381
Kennedy-Wilson Holdings, Inc.	1,940	18,857
Opendoor Technologies, Inc.(a)	7,240	13,322
Safehold, Inc.	1,419	27,373
		186,229
Utilities - 2.5%
ALLETE, Inc.	570	35,539
Avista Corp.	980	33,918
Black Hills Corp.	920	50,030
Brookfield Infrastructure Corp. - Class A	435	14,642
New Jersey Resources Corp.	110	4,701
Northwest Natural Holding Co.	870	31,416
Northwestern Energy Group, Inc.	640	32,051
ONE Gas, Inc.	1,500	95,775
Otter Tail Corp.	1,476	129,283
PNM Resources, Inc.	885	32,710
Portland General Electric Co.	820	35,457
Southwest Gas Holdings, Inc.	460	32,375
Spire, Inc.	560	34,009
UGI Corp.	2,965	67,898
		629,804
TOTAL COMMON STOCKS (Cost $18,883,552)		22,868,585
REAL ESTATE INVESTMENT TRUSTS - 6.6%
Alexander & Baldwin, Inc.	1,010	17,130
Alexander’s, Inc.	130	29,232
Apollo Commercial Real Estate Finance, Inc.	1,580	15,468
Apple Hospitality REIT, Inc.	2,857	41,541

The accompanying notes are an integral part of these financial statements.

33

Small Company Value Portfolio
Schedule of Investments
as of June 30, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Ares Commercial Real Estate Corp.	2,470	$ 16,426
BrightSpire Capital, Inc.	2,460	14,022
City Office REIT, Inc.	1,240	6,175
COPT Defense Properties	475	11,889
CubeSmart	553	24,979
DiamondRock Hospitality Co.	2,791	23,584
Douglas Emmett, Inc.	4,739	63,076
Empire State Realty Trust, Inc. - Class A	6,922	64,928
Essential Properties Realty Trust, Inc.	2,575	71,353
Farmland Partners, Inc.	510	5,880
Franklin BSP Realty Trust, Inc.	3,390	42,714
Granite Point Mortgage Trust, Inc.	4,070	12,088
Great Ajax Corp.	2,113	7,543
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	498	14,741
Innovative Industrial Properties, Inc.	1,510	164,922
Kite Realty Group Trust	2,370	53,041
National Health Investors, Inc.	1,735	117,512
NexPoint Residential Trust, Inc.	172	6,796
Orion Office REIT, Inc.	11,360	40,782
Outfront Media, Inc.	1,220	17,446
Park Hotels & Resorts, Inc.	2,160	32,357
Pebblebrook Hotel Trust	2,460	33,825
PennyMac Mortgage Investment Trust	1,720	23,650
Retail Opportunity Investments Corp.	372	4,624
RLJ Lodging Trust	8,580	82,625
Ryman Hospitality Properties, Inc.	1,817	181,446
Sabra Health Care REIT, Inc.	5,818	89,597
Saul Centers, Inc.	1,090	40,079
Seritage Growth Properties - Class A(a)	3,820	17,839
SL Green Realty Corp.(c)	270	15,293
STAG Industrial, Inc.	782	28,199
The Macerich Co.	2,359	36,423
TPG RE Finance Trust, Inc.	6,380	55,123
Two Harbors Investment Corp.	392	5,178
Uniti Group, Inc.	941	2,748
Urban Edge Properties	1,417	26,172
Xenia Hotels & Resorts, Inc.	4,366	62,565
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,514,064)		1,621,011

	Shares	Value
CLOSED END FUND - 0.0%(d)
NewtekOne, Inc.	670	$ 8,422
TOTAL CLOSED END FUND (Cost $8,900)		8,422
TOTAL INVESTMENTS - 99.0% (Cost $20,406,516)		$24,498,018
Money Market Deposit Account - 1.3%(e)(f)		333,041
Liabilities in Excess of Other Assets - (0.3)%		(86,443)
TOTAL NET ASSETS - 100.0%		$24,744,616

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AMBAC American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $79,178 which represented 0.3% of net assets.
(d)	Represents less than 0.05% of net assets.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(f)	All or a portion of this deposit account has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $78,762.
The accompanying notes are an integral part of these financial statements.

34

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.7%
Communication Services - 8.6%
Alphabet, Inc. - Class A	29,507	$ 5,374,700
Alphabet, Inc. - Class C	26,506	4,861,731
AMC Networks, Inc. - Class A(a)	231	2,231
Anterix, Inc.(a)	141	5,582
AT&T, Inc.	35,908	686,202
Atlanta Braves Holdings, Inc. - Class A(a)	99	4,092
Atlanta Braves Holdings, Inc. - Class C(a)	231	9,111
Bandwidth, Inc. - Class A(a)	117	1,975
Boston Omaha Corp. - Class A(a)	206	2,773
Bumble, Inc. - Class A(a)	510	5,360
Cable One, Inc.	20	7,080
Cardlytics, Inc.(a)	26	213
Cargurus, Inc.(a)	753	19,729
Cars.com, Inc.(a)	215	4,236
Charter Communications, Inc. - Class A(a)	495	147,985
Cinemark Holdings, Inc.(a)	460	9,945
Cogent Communications Holdings, Inc.	234	13,207
Comcast Corp. - Class A	19,764	773,958
EchoStar Corp. - Class A(a)	617	10,989
Electronic Arts, Inc.	1,193	166,221
Endeavor Group Holdings, Inc. - Class A	1,000	27,030
Eventbrite, Inc. - Class A(a)	246	1,191
Fox Corp. - Class A	1,272	43,719
Fox Corp. - Class B	708	22,670
Frontier Communications Parent, Inc.(a)	904	23,667
Getty Images Holdings, Inc.(a)	1,251	4,078
Gogo, Inc.(a)	386	3,713
Gray Television, Inc.	252	1,310
IAC, Inc.(a)	349	16,351
IDT Corp. - Class B	119	4,274
Interpublic Group of Cos., Inc.	1,947	56,638
Iridium Communications, Inc.	606	16,132
John Wiley & Sons, Inc. - Class A	200	8,140
Liberty Broadband Corp. - Class A(a)	85	4,641
Liberty Broadband Corp. - Class C(a)	597	32,728
Liberty Broadband, Inc. - Class C(a)(b)	411	0
Liberty Global Ltd. - Class A(a)	829	14,449
Liberty Global Ltd. - Class C(a)	925	16,511
Liberty Latin America Ltd. - Class C(a)	634	6,099
Liberty Media Corp.- Liberty Formula One - Class C(a)(c)	999	71,768
Liberty Media Corp.-Liberty Formula One - Class A(a)	111	7,130

	Shares	Value
Liberty Media Corp.-Liberty Live - Class A(a)	95	$ 3,563
Liberty Media Corp.-Liberty Live - Class C(a)	313	11,979
Liberty Media Corp.-Liberty SiriusXM(a)	935	20,720
Liberty Media Corp.-Liberty SiriusXM(a)	452	10,012
Lions Gate Entertainment Corp. - Class A(a)	399	3,759
Lions Gate Entertainment Corp. - Class B(a)	784	6,719
Live Nation Entertainment, Inc.(a)	703	65,899
Madison Square Garden Entertainment Corp.(a)	192	6,572
Madison Square Garden Sports Corp.(a)	93	17,496
Magnite, Inc.(a)	700	9,303
Match Group, Inc.(a)	1,360	41,317
Meta Platforms, Inc. - Class A	11,022	5,557,513
Netflix, Inc.(a)	2,162	1,459,091
News Corp. - Class A	1,983	54,671
News Corp. - Class B	576	16,353
Nexstar Media Group, Inc.	140	23,241
Omnicom Group, Inc.	992	88,982
Paramount Global - Class B	3,398	35,305
Pinterest, Inc. - Class A(a)	3,330	146,753
PubMatic, Inc. - Class A(a)	268	5,443
QuinStreet, Inc.(a)	121	2,007
ROBLOX Corp. - Class A(a)	2,643	98,346
Roku, Inc.(a)	706	42,311
Rumble, Inc.(a)	175	971
Scholastic Corp.	152	5,391
Shenandoah Telecommunications Co.	300	4,899
Shutterstock, Inc.	122	4,721
Sinclair, Inc.	166	2,213
Snap, Inc. - Class A(a)	5,395	89,611
Sphere Entertainment Co.(a)	192	6,732
Stagwell, Inc.(a)	683	4,658
Taboola.com Ltd.(a)	877	3,017
Take-Two Interactive Software, Inc.(a)	783	121,749
TechTarget, Inc.(a)	144	4,488
TEGNA, Inc.	917	12,783
Telephone and Data Systems, Inc.	391	8,105
The EW Scripps Co. - Class A(a)	175	550
The Marcus Corp.	100	1,137
The New York Times Co. - Class A	782	40,046
The Trade Desk, Inc. - Class A(a)	2,214	216,241
The Walt Disney Co.	9,212	914,659
Thryv Holdings, Inc.(a)	239	4,259
TKO Group Holdings, Inc.	212	22,894
T-Mobile US, Inc.	2,400	422,832

The accompanying notes are an integral part of these financial statements.

35

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Communication Services - (Continued)
TripAdvisor, Inc.(a)	616	$ 10,971
United States Cellular Corp.(a)	114	6,363
Verizon Communications, Inc.	21,122	871,071
Vimeo, Inc.(a)	1,060	3,954
Warner Bros Discovery, Inc.(a)	11,965	89,020
Warner Music Group Corp. - Class A	618	18,942
WideOpenWest, Inc.(a)	194	1,050
Yelp, Inc.(a)	351	12,969
Ziff Davis, Inc.(a)	258	14,203
ZipRecruiter, Inc. - Class A(a)	326	2,963
ZoomInfo Technologies, Inc.(a)	1,580	20,177
		23,160,553
Consumer Discretionary - 9.9%
Abercrombie & Fitch Co. - Class A(a)	248	44,104
Academy Sports & Outdoors, Inc.	357	19,010
Accel Entertainment, Inc.(a)	75	770
Acushnet Holdings Corp.	172	10,919
Adient PLC(a)	490	12,108
ADT, Inc.	1,375	10,450
Adtalem Global Education, Inc.(a)	183	12,482
Advance Auto Parts, Inc.	314	19,886
Airbnb, Inc. - Class A(a)	2,102	318,726
Amazon.com, Inc.(a)	46,407	8,968,153
American Axle & Manufacturing Holdings, Inc.(a)	626	4,376
American Eagle Outfitters, Inc.	873	17,425
Aramark	1,263	42,967
Arhaus, Inc.	360	6,098
Arko Corp.	521	3,267
Asbury Automotive Group, Inc.(a)	103	23,471
Autoliv, Inc.	416	44,508
AutoNation, Inc.(a)	152	24,226
AutoZone, Inc.(a)	86	254,913
Bally’s Corp.(a)	172	2,059
Bath & Body Works, Inc.	1,145	44,712
Beazer Homes USA, Inc.(a)	200	5,496
Best Buy Co., Inc.	1,003	84,543
Beyond, Inc.(a)	240	3,139
Big Lots, Inc.(a)(c)	200	346
BJ’s Restaurants, Inc.(a)	68	2,360
Bloomin’ Brands, Inc.	357	6,865
Booking Holdings, Inc.	170	673,455
Boot Barn Holdings, Inc.(a)	154	19,855
BorgWarner, Inc.	1,062	34,239
Bowlero Corp.(c)	519	7,520
Boyd Gaming Corp.	387	21,324
Bright Horizons Family Solutions, Inc.(a)	300	33,024
Brinker International, Inc.(a)	175	12,668
Brunswick Corp.	364	26,488

	Shares	Value
Burlington Stores, Inc.(a)	324	$ 77,760
Caesars Entertainment, Inc.(a)	1,221	48,523
Caleres, Inc.	186	6,250
Camping World Holdings, Inc. - Class A	203	3,626
CarMax, Inc.(a)	815	59,772
Carnival Corp.(a)	5,572	104,308
Carter’s, Inc.	172	10,659
Carvana Co.(a)	484	62,300
Cava Group, Inc.(a)	414	38,399
Cavco Industries, Inc.(a)	45	15,578
Century Communities, Inc.	128	10,452
Chegg, Inc.(a)	740	2,338
Chewy, Inc. - Class A(a)	496	13,511
Chipotle Mexican Grill, Inc.(a)	6,800	426,020
Choice Hotels International, Inc.(c)	158	18,802
Churchill Downs, Inc.	332	46,347
Chuy’s Holdings, Inc.(a)	145	3,758
Columbia Sportswear Co.	163	12,890
Coupang, Inc.(a)	5,877	123,123
Coursera, Inc.(a)	645	4,618
Cracker Barrel Old Country Store, Inc.	93	3,921
Crocs, Inc.(a)	270	39,404
Dana, Inc.	900	10,908
Darden Restaurants, Inc.	610	92,305
Dave & Buster’s Entertainment, Inc.(a)	222	8,838
Deckers Outdoor Corp.(a)	130	125,834
Denny’s Corp.(a)	90	639
Designer Brands, Inc. - Class A	303	2,070
Dick’s Sporting Goods, Inc.	297	63,810
Dillard’s, Inc. - Class A(c)	38	16,735
Dine Brands Global, Inc.	78	2,824
Domino’s Pizza, Inc.	175	90,358
DoorDash, Inc. - Class A(a)	1,453	158,057
Dorman Products, Inc.(a)	131	11,984
DR Horton, Inc.	1,486	209,422
DraftKings, Inc. - Class A(a)	2,482	94,738
Dream Finders Homes, Inc. - Class A(a)	193	4,983
Duolingo, Inc.(a)	181	37,769
Dutch Bros, Inc. - Class A(a)	295	12,213
eBay, Inc.	2,568	137,953
Ethan Allen Interiors, Inc.	52	1,450
Etsy, Inc.(a)	610	35,978
European Wax Center, Inc. - Class A(a)	33	328
Everi Holdings, Inc.(a)	548	4,603
Expedia Group, Inc.(a)	653	82,271
Figs, Inc. - Class A(a)	673	3,587
First Watch Restaurant Group, Inc.(a)	195	3,424
Five Below, Inc.(a)	284	30,947

The accompanying notes are an integral part of these financial statements.

36

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Floor & Decor Holdings, Inc. - Class A(a)	522	$ 51,892
Foot Locker, Inc.	475	11,837
Ford Motor Co.	19,930	249,922
Fox Factory Holding Corp.(a)	225	10,843
Frontdoor, Inc.(a)	358	12,097
Funko, Inc. - Class A(a)	237	2,313
GameStop Corp. - Class A(a)(c)	1,424	35,159
General Motors Co.	6,014	279,410
Gentex Corp.	1,120	37,755
Gentherm, Inc.(a)	127	6,264
Genuine Parts Co.	706	97,654
G-III Apparel Group Ltd.(a)	165	4,467
Golden Entertainment, Inc.	100	3,111
Graham Holdings Co. - Class B	20	13,991
Grand Canyon Education, Inc.(a)	139	19,447
Green Brick Partners, Inc.(a)	259	14,825
Group 1 Automotive, Inc.	70	20,810
Guess?, Inc.(c)	138	2,815
H&R Block, Inc.	749	40,618
Hanesbrands, Inc.(a)	1,393	6,867
Harley-Davidson, Inc.	651	21,835
Hasbro, Inc.	672	39,312
Haverty Furniture Cos., Inc.	125	3,161
Helen of Troy Ltd.(a)	127	11,778
Hibbett, Inc.	91	7,936
Hilton Grand Vacations, Inc.(a)	346	13,989
Hilton Worldwide Holdings, Inc.	1,241	270,786
Hovnanian Enterprises, Inc. - Class A(a)	25	3,548
Hyatt Hotels Corp. - Class A	214	32,511
Installed Building Products, Inc.	125	25,710
iRobot Corp.(a)(c)	167	1,521
Jack in the Box, Inc.	88	4,483
KB Home	375	26,318
Kohl’s Corp.	555	12,759
Kontoor Brands, Inc.	268	17,728
Krispy Kreme, Inc.	424	4,562
Kura Sushi USA, Inc. - Class A(a)	3	189
Las Vegas Sands Corp.	2,236	98,943
Laureate Education, Inc.	494	7,380
La-Z-Boy, Inc.	228	8,500
LCI Industries	109	11,268
Lear Corp.	261	29,809
Leggett & Platt, Inc.	706	8,091
Lennar Corp. - Class A	1,202	180,144
Leslie’s, Inc.(a)	854	3,578
Levi Strauss & Co. - Class A	499	9,621
LGI Homes, Inc.(a)	109	9,754
Life Time Group Holdings, Inc.(a)	332	6,252
Light & Wonder, Inc. - Class A(a)	438	45,937
Lithia Motors, Inc.	140	35,343

	Shares	Value
LKQ Corp.	1,351	$ 56,188
Lowe’s Cos., Inc.	2,887	636,468
Lululemon Athletica, Inc.(a)	560	167,272
M/I Homes, Inc.(a)	144	17,588
Macy’s, Inc.	1,219	23,405
Malibu Boats, Inc. - Class A(a)	86	3,013
MarineMax, Inc.(a)	165	5,341
Marriott International, Inc. - Class A	1,219	294,718
Marriott Vacations Worldwide Corp.	155	13,535
Mattel, Inc.(a)	1,652	26,862
McDonald’s Corp.	3,627	924,305
Meritage Homes Corp.	171	27,676
MGM Resorts International(a)	1,269	56,394
Mister Car Wash, Inc.(a)	341	2,428
Modine Manufacturing Co.(a)	287	28,755
Mohawk Industries, Inc.(a)	266	30,215
Monarch Casino & Resort, Inc.	82	5,587
Monro, Inc.	167	3,985
Murphy USA, Inc.	96	45,068
National Vision Holdings, Inc.(a)	396	5,184
Newell Brands, Inc.	2,053	13,160
NIKE, Inc. - Class B	5,911	445,512
Nordstrom, Inc.	386	8,191
Norwegian Cruise Line Holdings Ltd.(a)	2,074	38,970
NVR, Inc.(a)	15	113,828
ODP Corp.(a)	176	6,912
Ollie’s Bargain Outlet Holdings, Inc.(a)	289	28,371
O’Reilly Automotive, Inc.(a)	294	310,482
Oxford Industries, Inc.	60	6,009
Papa John’s International, Inc.	173	8,128
Patrick Industries, Inc.	123	13,352
Peloton Interactive, Inc. - Class A(a)	2,543	8,595
Penn Entertainment, Inc.(a)	842	16,297
Penske Automotive Group, Inc.	102	15,200
Perdoceo Education Corp.	208	4,455
Phinia, Inc.	219	8,620
Planet Fitness, Inc. - Class A(a)	440	32,380
Polaris, Inc.	291	22,788
Pool Corp.	190	58,393
Portillo’s, Inc. - Class A(a)	238	2,313
PulteGroup, Inc.	1,048	115,385
PVH Corp.	315	33,349
QuantumScape Corp.(a)(c)	2,099	10,327
Ralph Lauren Corp.	196	34,312
RCI Hospitality Holdings, Inc.	72	3,136
Red Rock Resorts, Inc. - Class A	263	14,447
Revolve Group, Inc.(a)	216	3,437
RH(a)	69	16,866
Rivian Automotive, Inc. - Class A(a)(c)	3,586	48,124
Ross Stores, Inc.	1,679	243,992
Royal Caribbean Cruises Ltd.(a)	1,196	190,678

The accompanying notes are an integral part of these financial statements.

37

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Discretionary - (Continued)
Sally Beauty Holdings, Inc.(a)	700	$ 7,511
Savers Value Village, Inc.(a)	813	9,951
SeaWorld Entertainment, Inc.(a)	355	19,280
Service Corp. International	729	51,854
Shake Shack, Inc. - Class A(a)	200	18,000
SharkNinja, Inc.	266	19,990
Shoe Carnival, Inc.	120	4,427
Signet Jewelers Ltd.	218	19,528
Six Flags Entertainment Corp.(a)	327	10,837
Skechers USA, Inc. - Class A(a)	709	49,006
Skyline Champion Corp.(a)	304	20,596
Sleep Number Corp.(a)	90	861
Sonic Automotive, Inc. - Class A	30	1,634
Sonos, Inc.(a)	508	7,498
Standard Motor Products, Inc.	43	1,192
Starbucks Corp.	5,541	431,367
Steven Madden Ltd.	349	14,763
Stoneridge, Inc.(a)	18	287
Strategic Education, Inc.	109	12,062
Stride, Inc.(a)	186	13,113
Sturm Ruger & Co., Inc.	93	3,873
Sweetgreen, Inc. - Class A(a)	430	12,960
Tapestry, Inc.	1,107	47,369
Taylor Morrison Home Corp.(a)	532	29,494
Tempur Sealy International, Inc.	859	40,665
Tesla, Inc.(a)	13,973	2,764,977
Texas Roadhouse, Inc.	332	57,008
The Aaron’s Co., Inc.	200	1,996
The Buckle, Inc.	161	5,947
The Cheesecake Factory, Inc.	300	11,787
The Gap, Inc.	1,034	24,702
The Goodyear Tire & Rubber Co.(a)	1,558	17,683
The Home Depot, Inc.	4,989	1,717,413
The TJX Cos., Inc.	5,720	629,772
The Wendy’s Co.	881	14,942
Thor Industries, Inc.	240	22,428
Toll Brothers, Inc.	540	62,197
TopBuild Corp.(a)	162	62,414
Topgolf Callaway Brands Corp.(a)	650	9,945
Tractor Supply Co.	548	147,960
Travel + Leisure Co.	382	17,182
Tri Pointe Homes, Inc.(a)	522	19,445
Udemy, Inc.(a)	372	3,210
Ulta Beauty, Inc.(a)	246	94,924
Under Armour, Inc. - Class A(a)	706	4,709
Under Armour, Inc. - Class C(a)	595	3,885
Universal Technical Institute, Inc.(a)	300	4,719
Upbound Group, Inc.	194	5,956
Urban Outfitters, Inc.(a)	277	11,371
Vail Resorts, Inc.	197	35,486
Valvoline, Inc.(a)	693	29,938
VF Corp.	1,979	26,717

	Shares	Value
Victoria’s Secret & Co.(a)	336	$ 5,937
Vista Outdoor, Inc.(a)	212	7,982
Visteon Corp.(a)	149	15,898
Vizio Holding Corp. - Class A(a)(c)	594	6,415
Warby Parker, Inc. - Class A(a)	541	8,688
Wayfair, Inc. - Class A(a)	501	26,418
Whirlpool Corp.	272	27,798
Williams-Sonoma, Inc.	297	83,864
Wingstop, Inc.	142	60,018
Winmark Corp.	20	7,053
Winnebago Industries, Inc.	175	9,485
Wolverine World Wide, Inc.	533	7,206
Worthington Enterprises, Inc.	191	9,040
Wyndham Hotels & Resorts, Inc.	437	32,338
Wynn Resorts Ltd.	546	48,867
XPEL, Inc.(a)	88	3,129
YETI Holdings, Inc.(a)	494	18,846
Yum! Brands, Inc.	1,413	187,166
		26,540,157
Consumer Staples - 5.4%
Albertsons Cos., Inc. - Class A	1,508	29,783
Altria Group, Inc.	8,851	403,163
Archer-Daniels-Midland Co.	2,662	160,918
B&G Foods, Inc.	250	2,020
BellRing Brands, Inc.(a)	626	35,770
Beyond Meat, Inc.(a)(c)	390	2,617
BJ’s Wholesale Club Holdings, Inc.(a)	651	57,184
Brown-Forman Corp. - Class B	1,547	66,815
Bunge Global SA	756	80,718
Calavo Growers, Inc.	158	3,587
Cal-Maine Foods, Inc.	201	12,283
Campbell Soup Co.	969	43,789
Casey’s General Stores, Inc.	186	70,970
Celsius Holdings, Inc.(a)	810	46,243
Central Garden & Pet Co. - Class A(a)	206	6,804
Church & Dwight Co., Inc.	1,230	127,526
Coca-Cola Consolidated, Inc.	28	30,380
Colgate-Palmolive Co.	4,122	399,999
Conagra Brands, Inc.	2,366	67,242
Constellation Brands, Inc. - Class A	851	218,945
Costco Wholesale Corp.	2,219	1,886,128
Coty, Inc. - Class A(a)	1,605	16,082
Darling Ingredients, Inc.(a)	753	27,673
Dole PLC	419	5,129
Dollar General Corp.	1,112	147,040
Dollar Tree, Inc.(a)	1,115	119,049
Edgewell Personal Care Co.	275	11,052
elf Beauty, Inc.(a)	257	54,155
Energizer Holdings, Inc.	355	10,487
Flowers Foods, Inc.	1,066	23,665
Fresh Del Monte Produce, Inc.	69	1,508
Freshpet, Inc.(a)	222	28,725

The accompanying notes are an integral part of these financial statements.

38

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Consumer Staples - (Continued)
General Mills, Inc.	2,845	$ 179,975
Grocery Outlet Holding Corp.(a)	407	9,003
Herbalife Ltd.(a)	328	3,408
Hormel Foods Corp.	1,413	43,082
Ingles Markets, Inc. - Class A	56	3,842
Ingredion, Inc.	309	35,442
Inter Parfums, Inc.	111	12,879
J & J Snack Foods Corp.	84	13,639
John B Sanfilippo & Son, Inc.	24	2,332
Kellanova	1,467	84,617
Kenvue, Inc.	7,783	141,495
Keurig Dr Pepper, Inc.	4,989	166,633
Kimberly-Clark Corp.	1,684	232,729
Lamb Weston Holdings, Inc.	739	62,135
Lancaster Colony Corp.	91	17,196
Maplebear, Inc.(a)	603	19,380
McCormick & Co., Inc.	1,277	90,590
Medifast, Inc.	73	1,593
MGP Ingredients, Inc.	71	5,282
Mission Produce, Inc.(a)	336	3,320
Molson Coors Beverage Co. - Class B	963	48,949
Mondelez International, Inc. - Class A	6,754	441,982
Monster Beverage Corp.(a)	3,799	189,760
National Beverage Corp.(c)	92	4,714
Nu Skin Enterprises, Inc. - Class A	325	3,425
PepsiCo, Inc.	6,884	1,135,378
Performance Food Group Co.(a)	763	50,442
Philip Morris International, Inc.	7,787	789,057
Pilgrim’s Pride Corp.(a)	231	8,891
Post Holdings, Inc.(a)	291	30,311
PriceSmart, Inc.	115	9,338
Reynolds Consumer Products, Inc.	328	9,177
Seaboard Corp.	1	3,161
SpartanNash Co.	169	3,170
Spectrum Brands Holdings, Inc.	158	13,577
Sprouts Farmers Market, Inc.(a)	544	45,511
SunOpta, Inc.(a)	1,100	5,940
Sysco Corp.	2,459	175,548
Target Corp.	2,333	345,377
The Andersons, Inc.	195	9,672
The Boston Beer Co., Inc. - Class A(a)	50	15,252
The Chefs’ Warehouse, Inc.(a)	129	5,045
The Clorox Co.	616	84,065
The Coca-Cola Co.	21,534	1,370,639
The Duckhorn Portfolio, Inc.(a)	229	1,626
The Estee Lauder Cos., Inc. - Class A	1,163	123,743
The Hain Celestial Group, Inc.(a)	600	4,146
The Hershey Co.	755	138,792

	Shares	Value
The J M Smucker Co.	525	$ 57,246
The Kraft Heinz Co.	6,069	195,543
The Kroger Co.	3,601	179,798
The Procter & Gamble Co.	11,819	1,949,189
The Simply Good Foods Co.(a)	418	15,102
The Vita Coco Co., Inc.(a)	205	5,709
Tootsie Roll Industries, Inc.	26	801
TreeHouse Foods, Inc.(a)	298	10,919
Tyson Foods, Inc. - Class A	1,402	80,110
United Natural Foods, Inc.(a)	297	3,891
Universal Corp.	109	5,253
US Foods Holding Corp.(a)	1,262	66,861
USANA Health Sciences, Inc.(a)	87	3,936
Utz Brands, Inc.	259	4,310
Vector Group Ltd.	529	5,592
Vital Farms, Inc.(a)	216	10,102
Walgreens Boots Alliance, Inc.	3,650	44,147
Walmart, Inc.	21,456	1,452,786
WD-40 Co.	72	15,814
Weis Markets, Inc.	68	4,268
WK Kellogg Co.	419	6,897
		14,510,983
Energy - 3.8%
Antero Midstream Corp.	1,528	22,523
Antero Resources Corp.(a)	1,436	46,857
APA Corp.	1,812	53,345
Archrock, Inc.	633	12,799
Ardmore Shipping Corp.	262	5,903
Atlas Energy Solutions, Inc.	280	5,580
Baker Hughes Co.	4,978	175,076
Berry Corp.	667	4,309
Bristow Group, Inc.(a)	100	3,353
Cactus, Inc. - Class A	322	16,982
California Resources Corp.	314	16,711
Centrus Energy Corp. - Class A(a)	99	4,232
ChampionX Corp.	915	30,387
Cheniere Energy, Inc.	1,067	186,544
Chesapeake Energy Corp.(c)	495	40,684
Chevron Corp.	9,331	1,459,555
Chord Energy Corp.	209	35,045
Civitas Resources, Inc.	388	26,772
CNX Resources Corp.(a)	862	20,947
Comstock Resources, Inc.	349	3,623
ConocoPhillips	5,907	675,643
CONSOL Energy, Inc.	151	15,407
Core Laboratories, Inc.	251	5,093
Coterra Energy, Inc.	3,761	100,306
Crescent Energy Co. - Class A	315	3,733
CVR Energy, Inc.	539	14,429
Delek US Holdings, Inc.	301	7,453
Devon Energy Corp.	3,139	148,789
Diamond Offshore Drilling, Inc.(a)	459	7,110
Diamondback Energy, Inc.	892	178,569

The accompanying notes are an integral part of these financial statements.

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Energy - (Continued)
Dorian LPG Ltd.	219	$ 9,189
Dril-Quip, Inc.(a)	145	2,697
DT Midstream, Inc.	511	36,296
Encore Energy Corp.(a)	1,030	4,058
EOG Resources, Inc.	2,903	365,401
EQT Corp.	1,568	57,985
Equitrans Midstream Corp.	2,321	30,127
Excelerate Energy, Inc. - Class A	203	3,743
Expro Group Holdings NV(a)	554	12,698
Exxon Mobil Corp.	23,233	2,674,583
Green Plains, Inc.(a)	300	4,758
Gulfport Energy Corp.(a)	95	14,345
Halliburton Co.	4,405	148,801
Helix Energy Solutions Group, Inc.(a)	525	6,268
Helmerich & Payne, Inc.	437	15,793
Hess Corp.	1,400	206,528
HF Sinclair Corp.	802	42,779
International Seaways, Inc.	208	12,299
Kinder Morgan, Inc.	9,725	193,236
Kinetik Holdings, Inc.	131	5,429
KLX Energy Services Holdings, Inc.(a)	66	327
Kosmos Energy Ltd.(a)	2,396	13,274
Liberty Energy, Inc.	843	17,610
Magnolia Oil & Gas Corp. - Class A	901	22,831
Marathon Oil Corp.	2,979	85,408
Marathon Petroleum Corp.	1,812	314,346
Matador Resources Co.	583	34,747
Murphy Oil Corp.	792	32,662
Nabors Industries Ltd.(a)	48	3,416
New Fortress Energy, Inc.	540	11,869
Newpark Resources, Inc.(a)	729	6,058
NextDecade Corp.(a)	760	6,034
Northern Oil and Gas, Inc.	500	18,585
NOV, Inc.	2,086	39,655
Occidental Petroleum Corp.	4,386	276,450
Oceaneering International, Inc.(a)	527	12,469
ONEOK, Inc.	2,952	240,736
Ovintiv, Inc.	1,258	58,962
Par Pacific Holdings, Inc.(a)	350	8,837
Patterson-UTI Energy, Inc.	1,757	18,203
PBF Energy, Inc. - Class A	558	25,679
Peabody Energy Corp.	733	16,214
Permian Resources Corp.	1,748	28,230
Phillips 66	2,145	302,810
ProPetro Holding Corp.(a)	504	4,370
Range Resources Corp.	1,174	39,364
REX American Resources Corp.(a)	114	5,197
RPC, Inc.	625	3,906
Schlumberger NV	7,218	340,545

	Shares	Value
Select Water Solutions, Inc.	615	$ 6,580
SFL Corp. Ltd.	575	7,981
SilverBow Resources, Inc.(a)	163	6,166
Sitio Royalties Corp. - Class A	319	7,532
SM Energy Co.	630	27,235
Southwestern Energy Co.(a)	5,040	33,919
Talos Energy, Inc.(a)	634	7,703
Targa Resources Corp.	1,074	138,310
Teekay Corp.(a)	486	4,359
TETRA Technologies, Inc.(a)	1,079	3,733
Texas Pacific Land Corp.	112	82,238
The Williams Cos., Inc.	6,063	257,677
Tidewater, Inc.(a)	230	21,898
Uranium Energy Corp.(a)	1,873	11,257
US Silica Holdings, Inc.(a)	456	7,045
Valaris Ltd.(a)	351	26,150
Valero Energy Corp.	1,541	241,567
Viper Energy, Inc.	406	15,237
Vital Energy, Inc.(a)	85	3,810
Vitesse Energy, Inc.	10	237
Weatherford International PLC(a)	360	44,082
World Kinect Corp.	203	5,237
		10,123,519
Financials - 12.4%
1st Source Corp.	103	5,523
Affiliated Managers Group, Inc.	160	24,997
Affirm Holdings, Inc.(a)	1,318	39,817
Aflac, Inc.	2,613	233,367
Ally Financial, Inc.	2,202	87,353
AlTi Global, Inc.(a)	141	735
A-Mark Precious Metals, Inc.	160	5,179
Ambac Financial Group, Inc.(a)	148	1,897
Amerant Bancorp, Inc.	194	4,404
American Express Co.	3,633	841,221
American Financial Group, Inc.	395	48,593
American International Group, Inc.	3,414	253,455
Ameriprise Financial, Inc.	502	214,449
Ameris Bancorp	300	15,105
AMERISAFE, Inc.	107	4,696
Aon PLC - Class A	984	288,883
Apollo Global Management, Inc.	2,556	301,787
Arch Capital Group Ltd.(a)	1,831	184,730
Arthur J Gallagher & Co.	1,081	280,314
Artisan Partners Asset Management, Inc. - Class A	815	33,635
AssetMark Financial Holdings, Inc.(a)	202	6,979
Associated Banc-Corp.	670	14,170
Assurant, Inc.	258	42,892
Assured Guaranty Ltd.	274	21,139
Atlantic Union Bankshares Corp.	613	20,137
Atlanticus Holdings Corp.(a)	228	6,425
AvidXchange Holdings, Inc.(a)	2,090	25,205

The accompanying notes are an integral part of these financial statements.

40

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
Axis Capital Holdings Ltd.	380	$ 26,847
Axos Financial, Inc.(a)	270	15,430
B Riley Financial, Inc.(c)	48	847
Banc of California, Inc.	801	10,237
BancFirst Corp.	115	10,085
Banco Latinoamericano de Comercio Exterior SA	226	6,705
Bank First Corp.	22	1,817
Bank of America Corp.	39,903	1,586,942
Bank of Hawaii Corp.	217	12,415
Bank of New York Mellon Corp.	4,740	283,879
Bank of NT Butterfield & Son Ltd.	250	8,780
Bank OZK	548	22,468
BankUnited, Inc.	414	12,118
Banner Corp.	180	8,935
Berkshire Hathaway, Inc. - Class A(a)	1	612,241
Berkshire Hathaway, Inc. - Class B(a)	6,552	2,665,354
Berkshire Hills Bancorp, Inc.	300	6,840
BGC Group, Inc. - Class A	1,563	12,973
BlackRock, Inc.	736	579,468
Block, Inc.(a)	2,803	180,765
Blue Owl Capital, Inc. - Class A	2,332	41,393
BOK Financial Corp.	119	10,905
Bread Financial Holdings, Inc.	303	13,502
Brighthouse Financial, Inc.(a)	294	12,742
Brookfield Asset Management Ltd.	164	6,240
Brookline Bancorp, Inc.	500	4,175
Brown & Brown, Inc.	1,180	105,504
BRP Group, Inc. - Class A(a)	317	11,244
Business First Bancshares, Inc.	30	653
Byline Bancorp, Inc.	146	3,466
Cadence Bank	846	23,925
Cambridge Bancorp	61	4,209
Camden National Corp.	115	3,795
Cannae Holdings, Inc.	369	6,694
Cantaloupe, Inc.(a)	2,223	14,672
Capital One Financial Corp.	1,894	262,224
Capitol Federal Financial, Inc.	420	2,306
Cass Information Systems, Inc.	101	4,047
Cathay General Bancorp	343	12,938
Cboe Global Markets, Inc.	511	86,901
Central Pacific Financial Corp.	231	4,897
Cincinnati Financial Corp.	1,238	146,208
Citigroup, Inc.	9,872	626,477
Citizens Financial Group, Inc.	2,319	83,554
City Holding Co.	74	7,862
Claros Mortgage Trust, Inc.	652	5,229
CME Group, Inc.	1,814	356,632
CNO Financial Group, Inc.	601	16,660
Cohen & Steers, Inc.	133	9,650

	Shares	Value
Coinbase Global, Inc. - Class A(a)	866	$ 192,451
Columbia Banking System, Inc.	976	19,413
Columbia Financial, Inc.(a)	232	3,473
Comerica, Inc.	673	34,350
Commerce Bancshares, Inc.	604	33,691
Community Bank System, Inc.	299	14,116
Community Trust Bancorp, Inc.	110	4,803
ConnectOne Bancorp, Inc.	180	3,400
Consumer Portfolio Services, Inc.(a)(c)	738	7,232
Corebridge Financial, Inc.(c)	1,233	35,905
Corpay, Inc.(a)	337	89,780
Crawford & Co. - Class A	75	648
Credit Acceptance Corp.(a)	40	20,587
CrossFirst Bankshares, Inc.(a)	82	1,150
Cullen/Frost Bankers, Inc.	304	30,896
Customers Bancorp, Inc.(a)	121	5,806
CVB Financial Corp.	789	13,602
Diamond Hill Investment Group, Inc.	61	8,586
Dime Community Bancshares, Inc.	140	2,856
Discover Financial Services	1,236	161,681
Donnelley Financial Solutions, Inc.(a)	159	9,480
Eagle Bancorp, Inc.	194	3,667
East West Bancorp, Inc.	687	50,309
Eastern Bankshares, Inc.	662	9,255
eHealth, Inc.(a)	175	793
Employers Holdings, Inc.	179	7,631
Enact Holdings, Inc.	212	6,500
Encore Capital Group, Inc.(a)	154	6,426
Enova International, Inc.(a)	136	8,466
Enstar Group Ltd.(a)	57	17,425
Enterprise Financial Services Corp.	202	8,264
Equitable Holdings, Inc.	1,634	66,765
Erie Indemnity Co. - Class A	123	44,575
Euronet Worldwide, Inc.(a)	307	31,774
Evercore, Inc. - Class A	179	37,309
Everest Group Ltd.	170	64,773
EZCORP, Inc. - Class A(a)	424	4,439
F&G Annuities & Life, Inc.	635	24,162
FactSet Research Systems, Inc.	194	79,204
Farmers National Banc Corp.	315	3,934
FB Financial Corp.	189	7,377
Federal Agricultural Mortgage Corp. - Class C	49	8,860
Federated Hermes, Inc. - Class B	481	15,815
Fidelity National Financial, Inc.	1,842	91,032
Fidelity National Information Services, Inc.	2,889	217,715
Fifth Third Bancorp	3,450	125,890
First American Financial Corp.	527	28,432
First BanCorp/Puerto Rico	978	17,888
First Bancorp/Southern Pines NC	156	4,980

The accompanying notes are an integral part of these financial statements.

41

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
First Busey Corp.	325	$ 7,868
First Citizens BancShares, Inc. - Class A	56	94,282
First Commonwealth Financial Corp.	429	5,924
First Community Bankshares, Inc.	51	1,879
First Financial Bancorp	510	11,332
First Financial Bankshares, Inc.	730	21,557
First Financial Corp.	100	3,688
First Foundation, Inc.	478	3,131
First Hawaiian, Inc.	541	11,231
First Horizon Corp.	2,842	44,818
First Interstate BancSystem, Inc. - Class A	446	12,385
First Merchants Corp.	303	10,087
First Mid Bancshares, Inc.	165	5,425
FirstCash Holdings, Inc.	171	17,934
Fiserv, Inc.(a)	2,945	438,923
Flushing Financial Corp.	249	3,274
Flywire Corp.(a)	607	9,949
FNB Corp.	1,919	26,252
Franklin Resources, Inc.	1,434	32,050
Fulton Financial Corp.	889	15,095
Genworth Financial, Inc. - Class A(a)	2,084	12,587
German American Bancorp, Inc.	80	2,828
Glacier Bancorp, Inc.	550	20,526
Global Payments, Inc.	1,361	131,609
Globe Life, Inc.	466	38,342
Goosehead Insurance, Inc. - Class A(a)	134	7,697
Great Southern Bancorp, Inc.	85	4,727
Green Dot Corp. - Class A(a)	15	142
Hamilton Lane, Inc. - Class A	250	30,895
Hancock Whitney Corp.	401	19,180
Hanmi Financial Corp.(c)	200	3,344
HarborOne Bancorp, Inc.	359	3,996
Hartford Financial Services Group, Inc.	1,466	147,392
HCI Group, Inc.	47	4,332
Heartland Financial USA, Inc.	190	8,445
Heritage Commerce Corp.	466	4,054
Heritage Financial Corp.	184	3,318
Hilltop Holdings, Inc.	306	9,572
Home BancShares, Inc.	950	22,762
HomeStreet, Inc.	165	1,881
Hope Bancorp, Inc.	702	7,539
Horace Mann Educators Corp.	249	8,122
Horizon Bancorp, Inc.	262	3,241
Houlihan Lokey, Inc.	266	35,873
Huntington Bancshares, Inc.	7,149	94,224
I3 Verticals, Inc. - Class A(a)	287	6,337

	Shares	Value
Independent Bank Corp.	244	$ 12,376
Independent Bank Corp.	171	4,617
Independent Bank Group, Inc.	190	8,649
Interactive Brokers Group, Inc. - Class A	500	61,300
Intercontinental Exchange, Inc.	2,843	389,178
International Bancshares Corp.	280	16,019
International Money Express, Inc.(a)	206	4,293
Invesco Ltd.	3,438	51,432
Jack Henry & Associates, Inc.	358	59,435
Jackson Financial, Inc. - Class A	376	27,922
Jefferies Financial Group, Inc.	818	40,704
JPMorgan Chase & Co.	14,338	2,900,004
Kearny Financial Corp.	459	2,823
Kemper Corp.	300	17,799
KeyCorp	4,743	67,398
Kinsale Capital Group, Inc.	123	47,389
Lakeland Financial Corp.	98	6,029
Lazard, Inc.	581	22,183
Lemonade, Inc.(a)(c)	362	5,973
LendingClub Corp.(a)	494	4,179
LendingTree, Inc.(a)	183	7,611
Lincoln National Corp.	1,083	33,681
Live Oak Bancshares, Inc.	223	7,818
Loews Corp.	955	71,377
LPL Financial Holdings, Inc.	381	106,413
M&T Bank Corp.	846	128,051
Markel Group, Inc.(a)	94	148,112
MarketAxess Holdings, Inc.	182	36,496
Marqeta, Inc. - Class A(a)	4,580	25,098
Marsh & McLennan Cos., Inc.	2,467	519,846
Mastercard, Inc. - Class A	4,155	1,833,020
Mercantile Bank Corp.	108	4,382
Merchants Bancorp	103	4,176
Mercury General Corp.	82	4,357
MetLife, Inc.	3,035	213,027
Metropolitan Bank Holding Corp.(a)	75	3,157
MGIC Investment Corp.	1,215	26,183
Midland States Bancorp, Inc.	35	793
Moelis & Co. - Class A	332	18,878
Moody’s Corp.	915	385,151
Morgan Stanley	6,299	612,200
Morningstar, Inc.	134	39,644
Mr Cooper Group, Inc.(a)	330	26,806
MSCI, Inc.	416	200,408
Nasdaq, Inc.	1,769	106,600
National Bank Holdings Corp. - Class A	156	6,092
National Western Life Group, Inc. - Class A	12	5,963
Navient Corp.	669	9,741
NBT Bancorp, Inc.	200	7,720

The accompanying notes are an integral part of these financial statements.

42

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
NCR Atleos Corp.(a)	320	$ 8,646
Nelnet, Inc. - Class A	73	7,363
NerdWallet, Inc. - Class A(a)	275	4,015
New York Community Bancorp, Inc.(c)	3,476	11,193
Nicolet Bankshares, Inc.	38	3,156
NMI Holdings, Inc. - Class A(a)	394	13,412
Northern Trust Corp.	1,545	129,749
Northfield Bancorp, Inc.	338	3,204
Northwest Bancshares, Inc.	517	5,971
NU Holdings Ltd. - Class A(a)	14,862	191,571
OceanFirst Financial Corp.	100	1,589
OFG Bancorp	211	7,902
Old National Bancorp	1,596	27,435
Old Republic International Corp.	1,283	39,645
Old Second Bancorp, Inc.	369	5,465
OneMain Holdings, Inc.	618	29,967
Open Lending Corp.(a)	1,914	10,680
Origin Bancorp, Inc.	124	3,933
Oscar Health, Inc. - Class A(a)	742	11,738
Pacific Premier Bancorp, Inc.	489	11,232
Pagseguro Digital Ltd. - Class A(a)	1,392	16,272
Palomar Holdings, Inc.(a)	121	9,819
Park National Corp.	87	12,384
Pathward Financial, Inc.	106	5,996
Patria Investments Ltd. - Class A	1,522	18,355
Paymentus Holdings, Inc. - Class A(a)	559	10,621
Payoneer Global, Inc.(a)	3,375	18,697
PayPal Holdings, Inc.(a)	5,338	309,764
Peapack-Gladstone Financial Corp.	140	3,171
PennyMac Financial Services, Inc.	250	23,650
Peoples Bancorp, Inc.	167	5,010
Perella Weinberg Partners	658	10,692
Pinnacle Financial Partners, Inc.	368	29,455
Piper Sandler Cos.	85	19,564
PJT Partners, Inc. - Class A	141	15,215
PNC Financial Services Group, Inc.	1,977	307,384
Popular, Inc.	354	31,304
PRA Group, Inc.(a)	117	2,300
Preferred Bank	74	5,586
Premier Financial Corp.	117	2,394
Primerica, Inc.	171	40,455
Principal Financial Group, Inc.	1,209	94,846
ProAssurance Corp.(a)	230	2,811
PROG Holdings, Inc.	248	8,601
Prosperity Bancshares, Inc.	470	28,736
Provident Financial Services, Inc.	807	11,580
Prudential Financial, Inc.	1,778	208,364
QCR Holdings, Inc.	47	2,820
Radian Group, Inc.	745	23,169

	Shares	Value
Raymond James Financial, Inc.	971	$ 120,025
Regions Financial Corp.	4,448	89,138
Reinsurance Group of America, Inc.	333	68,355
Remitly Global, Inc.(a)	643	7,793
RenaissanceRe Holdings Ltd.	260	58,113
Renasant Corp.	251	7,666
Repay Holdings Corp.(a)	1,191	12,577
RLI Corp.	195	27,435
Robinhood Markets, Inc. - Class A(a)	2,372	53,868
Ryan Specialty Holdings, Inc.	502	29,071
S&P Global, Inc.	1,576	702,896
S&T Bancorp, Inc.	187	6,244
Safety Insurance Group, Inc.	96	7,203
Sandy Spring Bancorp, Inc.	166	4,044
Seacoast Banking Corp. of Florida	500	11,820
SEI Investments Co.	512	33,121
Selective Insurance Group, Inc.	300	28,149
ServisFirst Bancshares, Inc.	248	15,671
Shift4 Payments, Inc. - Class A(a)	375	27,506
Simmons First National Corp. - Class A	687	12,077
SiriusPoint Ltd.(a)	408	4,978
Skyward Specialty Insurance Group, Inc.(a)	43	1,556
SLM Corp.	1,100	22,869
Southside Bancshares, Inc.	171	4,721
SouthState Corp.	375	28,658
State Street Corp.	1,506	111,444
Stellar Bancorp, Inc.	376	8,633
StepStone Group, Inc. - Class A	321	14,731
Stewart Information Services Corp.	107	6,643
Stifel Financial Corp.	510	42,917
Stock Yards Bancorp, Inc.	175	8,692
StoneX Group, Inc.(a)	141	10,619
Synchrony Financial	2,046	96,551
Synovus Financial Corp.	727	29,218
T Rowe Price Group, Inc.	1,099	126,726
Texas Capital Bancshares, Inc.(a)	203	12,411
TFS Financial Corp.	156	1,969
The Allstate Corp.	1,312	209,474
The Bancorp, Inc.(a)	267	10,082
The Carlyle Group, Inc.	957	38,424
The Charles Schwab Corp.	8,386	617,964
The First Bancshares, Inc.	141	3,663
The Goldman Sachs Group, Inc.	1,627	735,925
The Hanover Insurance Group, Inc.	187	23,457
The Progressive Corp.	2,935	609,629
The Travelers Cos., Inc.	1,152	234,248
The Western Union Co.	1,755	21,446
Toast, Inc. - Class A(a)	2,672	68,857
Tompkins Financial Corp.	39	1,907
Towne Bank	374	10,199

The accompanying notes are an integral part of these financial statements.

43

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Financials - (Continued)
TPG, Inc.	394	$ 16,331
Tradeweb Markets, Inc. - Class A	577	61,162
TriCo Bancshares	215	8,508
Triumph Financial, Inc.(a)	132	10,791
Truist Financial Corp.	7,291	283,255
Trupanion, Inc.(a)(c)	112	3,293
TrustCo Bank Corp. NY	153	4,402
Trustmark Corp.	270	8,111
UMB Financial Corp.	243	20,271
United Bankshares, Inc.	707	22,935
United Community Banks, Inc.	615	15,658
United Fire Group, Inc.	166	3,567
Universal Insurance Holdings, Inc.	258	4,840
Univest Financial Corp.	201	4,589
Unum Group	1,000	51,110
Upstart Holdings, Inc.(a)	613	14,461
US Bancorp	8,874	352,298
UWM Holdings Corp.	603	4,179
Valley National Bancorp	2,390	16,682
Veritex Holdings, Inc.	320	6,749
Victory Capital Holdings, Inc. - Class A	193	9,212
Virtu Financial, Inc. - Class A	531	11,921
Virtus Investment Partners, Inc.	38	8,582
Visa, Inc. - Class A	7,925	2,080,075
Voya Financial, Inc.	464	33,014
W R Berkley Corp.	1,007	79,130
WaFd, Inc.	275	7,860
Walker & Dunlop, Inc.	216	21,211
Washington Trust Bancorp, Inc.	100	2,741
Webster Financial Corp.	897	39,100
Wells Fargo & Co.	17,955	1,066,347
WesBanco, Inc.	350	9,769
Westamerica BanCorp	176	8,541
Western Alliance Bancorp	573	35,996
WEX, Inc.(a)	216	38,262
White Mountains Insurance Group Ltd.	12	21,809
Wintrust Financial Corp.	319	31,441
WisdomTree, Inc.	1,021	10,118
World Acceptance Corp.(a)	17	2,101
WSFS Financial Corp.	274	12,878
Zions Bancorp NA	746	32,354
		33,124,973
Health Care - 11.6%
10X Genomics, Inc. - Class A(a)	700	13,615
4D Molecular Therapeutics, Inc.(a)	637	13,371
89bio, Inc.(a)	264	2,115
Abbott Laboratories	8,646	898,406
AbbVie, Inc.	8,865	1,520,525
Acadia Healthcare Co., Inc.(a)	477	32,217
ACADIA Pharmaceuticals, Inc.(a)	903	14,674

	Shares	Value
Accolade, Inc.(a)	570	$ 2,041
ACELYRIN, Inc.(a)	579	2,553
AdaptHealth Corp.(a)	397	3,970
Addus HomeCare Corp.(a)	70	8,128
ADMA Biologics, Inc.(a)	1,139	12,734
Agilent Technologies, Inc.	1,479	191,723
agilon health, Inc.(a)	1,608	10,516
Agios Pharmaceuticals, Inc.(a)	300	12,936
Akero Therapeutics, Inc.(a)	269	6,311
Alector, Inc.(a)	560	2,542
Align Technology, Inc.(a)	344	83,052
Alignment Healthcare, Inc.(a)	664	5,192
Alkermes PLC(a)	883	21,280
Alnylam Pharmaceuticals, Inc.(a)	637	154,791
Alphatec Holdings, Inc.(a)	518	5,413
Altimmune, Inc.(a)	457	3,039
ALX Oncology Holdings, Inc.(a)	109	657
Amedisys, Inc.(a)	151	13,862
Amgen, Inc.	2,687	839,553
Amicus Therapeutics, Inc.(a)	1,252	12,420
AMN Healthcare Services, Inc.(a)	188	9,631
Amneal Pharmaceuticals, Inc.(a)	772	4,902
Amphastar Pharmaceuticals, Inc.(a)	217	8,680
AnaptysBio, Inc.(a)	182	4,561
Anavex Life Sciences Corp.(a)(c)	627	2,646
AngioDynamics, Inc.(a)	231	1,398
ANI Pharmaceuticals, Inc.(a)	90	5,731
Anika Therapeutics, Inc.(a)	100	2,533
Apellis Pharmaceuticals, Inc.(a)	490	18,796
Apogee Therapeutics, Inc.(a)	122	4,801
Apollo Medical Holdings, Inc.(a)	202	8,193
Arcellx, Inc.(a)	176	9,713
Arcturus Therapeutics Holdings, Inc.(a)	257	6,258
Arcus Biosciences, Inc.(a)	347	5,285
Arcutis Biotherapeutics, Inc.(a)	702	6,529
Ardelyx, Inc.(a)	927	6,869
Arrowhead Pharmaceuticals, Inc.(a)	563	14,632
Artivion, Inc.(a)	300	7,695
Arvinas, Inc.(a)	300	7,986
Astria Therapeutics, Inc.(a)	80	728
AtriCure, Inc.(a)	208	4,736
Atrion Corp.	9	4,072
Avanos Medical, Inc.(a)	297	5,916
Avantor, Inc.(a)	3,375	71,550
Avid Bioservices, Inc.(a)	330	2,356
Avidity Biosciences, Inc.(a)	312	12,745
Axonics, Inc.(a)	259	17,413
Axsome Therapeutics, Inc.(a)	229	18,434
Azenta, Inc.(a)	282	14,839
Baxter International, Inc.	2,585	86,468
Beam Therapeutics, Inc.(a)	449	10,520
Becton Dickinson & Co.	1,443	337,244

The accompanying notes are an integral part of these financial statements.

44

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Belite Bio, Inc. - ADR(a)	146	$ 6,669
BioCryst Pharmaceuticals, Inc.(a)	1,160	7,169
Biogen, Inc.(a)	722	167,374
Biohaven Ltd.(a)	379	13,155
BioLife Solutions, Inc.(a)	211	4,522
BioMarin Pharmaceutical, Inc.(a)	898	73,932
Biomea Fusion, Inc.(a)	63	283
Bio-Rad Laboratories, Inc. - Class A(a)	97	26,492
Bio-Techne Corp.	765	54,812
Blueprint Medicines Corp.(a)	320	34,490
Boston Scientific Corp.(a)	7,346	565,715
Bridgebio Pharma, Inc.(a)	590	14,945
Bristol-Myers Squibb Co.	10,895	452,469
Brookdale Senior Living, Inc.(a)	621	4,241
Bruker Corp.	410	26,162
Cabaletta Bio, Inc.(a)	200	1,496
Cardinal Health, Inc.	1,193	117,296
CareDx, Inc.(a)	240	3,727
Caribou Biosciences, Inc.(a)	465	763
Cassava Sciences, Inc.(a)	248	3,063
Castle Biosciences, Inc.(a)	171	3,723
Catalent, Inc.(a)	886	49,820
Catalyst Pharmaceuticals, Inc.(a)	507	7,853
Celldex Therapeutics, Inc.(a)	262	9,697
Cencora, Inc.	855	192,631
Centene Corp.(a)	2,697	178,811
Cerevel Therapeutics Holdings, Inc.(a)	359	14,680
Certara, Inc.(a)	668	9,252
Charles River Laboratories International, Inc.(a)	250	51,645
Chemed Corp.	75	40,693
Cincor Pharmaceuticals, Inc.(a)(b)	146	0
Cogent Biosciences, Inc.(a)	343	2,891
Collegium Pharmaceutical, Inc.(a)	187	6,021
Concert Pharmaceuticals, Inc.(a)(b)	9,764	0
CONMED Corp.	169	11,715
Corcept Therapeutics, Inc.(a)	430	13,971
CorVel Corp.(a)	41	10,425
Crinetics Pharmaceuticals, Inc.(a)	270	12,093
Cross Country Healthcare, Inc.(a)	193	2,671
CryoPort, Inc.(a)	420	2,902
Cullinan Oncology, Inc.(a)	25	436
CVS Health Corp.	6,313	372,846
Cytek Biosciences, Inc.(a)	397	2,215
Cytokinetics, Inc.(a)	566	30,666
Danaher Corp.	3,379	844,243
DaVita, Inc.(a)	425	58,892
Day One Biopharmaceuticals, Inc.(a)	242	3,335
Definitive Healthcare Corp.(a)	302	1,649
Denali Therapeutics, Inc.(a)	627	14,559

	Shares	Value
DENTSPLY SIRONA, Inc.	1,122	$ 27,949
Dexcom, Inc.(a)	1,877	212,814
Disc Medicine, Inc.(a)	100	4,507
DocGo, Inc.(a)	469	1,449
Doximity, Inc. - Class A(a)	692	19,355
Dynavax Technologies Corp.(a)	612	6,873
Dyne Therapeutics, Inc.(a)	202	7,129
Edgewise Therapeutics, Inc.(a)	230	4,142
Editas Medicine, Inc.(a)	429	2,003
Edwards Lifesciences Corp.(a)	2,974	274,708
Elanco Animal Health, Inc.(a)	2,580	37,229
Elevance Health, Inc.	1,163	630,183
Eli Lilly & Co.	4,270	3,865,973
Embecta Corp.	345	4,312
Enanta Pharmaceuticals, Inc.(a)	103	1,336
Encompass Health Corp.	494	42,380
Enhabit, Inc.(a)	236	2,105
Enovis Corp.(a)	195	8,814
Envista Holdings Corp.(a)	798	13,271
Establishment Labs Holdings, Inc.(a)	112	5,089
Evolent Health, Inc. - Class A(a)	492	9,407
Evolus, Inc.(a)	316	3,429
Exact Sciences Corp.(a)	924	39,039
Exelixis, Inc.(a)	1,548	34,784
EyePoint Pharmaceuticals, Inc.(a)	148	1,288
Fate Therapeutics, Inc.(a)	654	2,145
Fortrea Holdings, Inc.(a)	469	10,946
Fulcrum Therapeutics, Inc.(a)	295	1,829
Fulgent Genetics, Inc.(a)	178	3,492
GE HealthCare Technologies, Inc.	2,059	160,437
Geron Corp.(a)	3,800	16,112
Gilead Sciences, Inc.	6,314	433,204
Glaukos Corp.(a)	251	29,706
Globus Medical, Inc. - Class A(a)	579	39,656
GoodRx Holdings, Inc. - Class A(a)	687	5,359
GRAIL, Inc.(a)(c)	135	2,080
Guardant Health, Inc.(a)	570	16,462
Haemonetics Corp.(a)	250	20,682
Halozyme Therapeutics, Inc.(a)	605	31,678
Harmony Biosciences Holdings, Inc.(a)	168	5,069
HCA Healthcare, Inc.	962	309,071
Health Catalyst, Inc.(a)	72	460
HealthEquity, Inc.(a)	430	37,066
HealthStream, Inc.	232	6,473
Henry Schein, Inc.(a)	633	40,575
Hims & Hers Health, Inc.(a)	656	13,245
Hologic, Inc.(a)	1,161	86,204
Humana, Inc.	604	225,685
ICON PLC(a)	403	126,328
ICU Medical, Inc.(a)	100	11,875
Ideaya Biosciences, Inc.(a)	260	9,129
IDEXX Laboratories, Inc.(a)	413	201,214
Illumina, Inc.(a)	812	84,757

The accompanying notes are an integral part of these financial statements.

45

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
ImmunityBio, Inc.(a)(c)	1,044	$ 6,598
Immunome, Inc.(a)	251	3,037
Immunovant, Inc.(a)	304	8,026
Inari Medical, Inc.(a)	276	13,289
Incyte Corp.(a)	1,108	67,167
Inhibrx Biosciences, Inc.(a)	38	538
Innoviva, Inc.(a)	242	3,969
Inogen, Inc.(a)	213	1,732
Insmed, Inc.(a)	760	50,920
Inspire Medical Systems, Inc.(a)	141	18,870
Insulet Corp.(a)	346	69,823
Integer Holdings Corp.(a)	148	17,137
Integra LifeSciences Holdings Corp.(a)	378	11,015
Intellia Therapeutics, Inc.(a)	617	13,808
Intra-Cellular Therapies, Inc.(a)	453	31,026
Intuitive Surgical, Inc.(a)	1,763	784,271
Ionis Pharmaceuticals, Inc.(a)	700	33,362
Iovance Biotherapeutics, Inc.(a)	902	7,234
IQVIA Holdings, Inc.(a)	890	188,182
iRhythm Technologies, Inc.(a)	166	17,868
Ironwood Pharmaceuticals, Inc.(a)	708	4,616
iTeos Therapeutics, Inc.(a)	258	3,829
Janux Therapeutics, Inc.(a)	167	6,996
Jazz Pharmaceuticals PLC(a)	316	33,727
Johnson & Johnson	12,086	1,766,490
Keros Therapeutics, Inc.(a)	124	5,667
KINIKSA PHARMACEUTICALS INTL P ORD SHS Class A(a)	106	1,979
Krystal Biotech, Inc.(a)	108	19,833
Kura Oncology, Inc.(a)	403	8,298
Kymera Therapeutics, Inc.(a)	271	8,089
Labcorp Holdings, Inc.	417	84,864
Lantheus Holdings, Inc.(a)	358	28,744
Legend Biotech Corp. - ADR(a)	920	40,747
LeMaitre Vascular, Inc.	104	8,557
LifeStance Health Group, Inc.(a)	653	3,206
Ligand Pharmaceuticals, Inc.(a)	111	9,353
Liquidia Corp.(a)	53	636
Longboard Pharmaceuticals, Inc.(a)	286	7,731
MacroGenics, Inc.(a)	353	1,500
Madrigal Pharmaceuticals, Inc.(a)	79	22,133
MannKind Corp.(a)	3,299	17,221
Maravai LifeSciences Holdings, Inc. - Class A(a)	659	4,718
Masimo Corp.(a)	259	32,618
MaxCyte, Inc.(a)	828	3,246
McKesson Corp.	660	385,466
Medpace Holdings, Inc.(a)	98	40,361
Medtronic PLC	6,666	524,681
Merck & Co., Inc.	12,709	1,573,374
Merit Medical Systems, Inc.(a)	298	25,613

	Shares	Value
Mesa Laboratories, Inc.	34	$ 2,950
Mettler-Toledo International, Inc.(a)	108	150,940
MiMedx Group, Inc.(a)	749	5,191
Mirum Pharmaceuticals, Inc.(a)	146	4,992
Moderna, Inc.(a)	1,664	197,600
ModivCare, Inc.(a)	60	1,574
Molina Healthcare, Inc.(a)	292	86,812
Morphic Holding, Inc.(a)	173	5,894
Mural Oncology PLC(a)	88	276
Myriad Genetics, Inc.(a)	450	11,007
Natera, Inc.(a)	743	80,459
National HealthCare Corp.	67	7,263
National Research Corp.	128	2,938
Neogen Corp.(a)	1,159	18,115
NeoGenomics, Inc.(a)	690	9,570
Neurocrine Biosciences, Inc.(a)	480	66,082
Nevro Corp.(a)	162	1,364
Novavax, Inc.(a)	757	9,584
Nurix Therapeutics, Inc.(a)	394	8,223
Nuvalent, Inc. - Class A(a)	159	12,062
Ocular Therapeutix, Inc.(a)	1,177	8,051
Olema Pharmaceuticals, Inc.(a)	354	3,830
OmniAb Operations, Inc.(a)(b)	42	0
OmniAb Operations, Inc.(a)(b)	42	0
OmniAb, Inc.(a)	543	2,036
Omnicell, Inc.(a)	252	6,822
Option Care Health, Inc.(a)	950	26,315
OraSure Technologies, Inc.(a)	573	2,441
Organon & Co.	1,281	26,517
Orthofix Medical, Inc.(a)	298	3,951
OrthoPediatrics Corp.(a)	105	3,020
Owens & Minor, Inc.(a)	312	4,212
Pacira BioSciences, Inc.(a)	279	7,982
Paragon 28, Inc.(a)	316	2,161
Patterson Cos., Inc.	463	11,168
PDS Biotechnology Corp.(a)	151	442
Pediatrix Medical Group, Inc.(a)	600	4,530
Penumbra, Inc.(a)	184	33,114
Perrigo Co. PLC	698	17,925
PetIQ, Inc.(a)	234	5,162
Pfizer, Inc.	28,368	793,737
Phreesia, Inc.(a)	360	7,632
Pliant Therapeutics, Inc.(a)	222	2,387
Premier, Inc. - Class A	627	11,706
Prestige Consumer Healthcare, Inc.(a)	271	18,658
Privia Health Group, Inc.(a)	611	10,619
PROCEPT BioRobotics Corp.(a)	200	12,218
Progyny, Inc.(a)	390	11,158
Protagonist Therapeutics, Inc.(a)	308	10,672
Prothena Corp. PLC(a)	257	5,304
PTC Therapeutics, Inc.(a)	372	11,376
Pulmonx Corp.(a)	288	1,826

The accompanying notes are an integral part of these financial statements.

46

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Health Care - (Continued)
Quanterix Corp.(a)	228	$ 3,012
Quest Diagnostics, Inc.	548	75,010
QuidelOrtho Corp.(a)	264	8,770
R1 RCM, Inc.(a)	468	5,878
RadNet, Inc.(a)	264	15,555
RAPT Therapeutics, Inc.(a)	205	625
Recursion Pharmaceuticals, Inc. - Class A(a)	911	6,833
Regeneron Pharmaceuticals, Inc.(a)	554	582,271
REGENXBIO, Inc.(a)	218	2,551
Relay Therapeutics, Inc.(a)	410	2,673
Repligen Corp.(a)	267	33,658
Replimune Group, Inc.(a)	282	2,538
ResMed, Inc.	746	142,799
Revance Therapeutics, Inc.(a)	365	938
REVOLUTION Medicines, Inc.(a)	747	28,991
Revvity, Inc.	625	65,537
Rhythm Pharmaceuticals, Inc.(a)	231	9,485
Rocket Pharmaceuticals, Inc.(a)	400	8,612
Royalty Pharma PLC - Class A	1,915	50,499
RxSight, Inc.(a)	228	13,719
Sage Therapeutics, Inc.(a)	300	3,258
Sana Biotechnology, Inc.(a)	747	4,079
Sanofi SA(a)(b)	155	0
Sarepta Therapeutics, Inc.(a)	463	73,154
Scholar Rock Holding Corp.(a)	187	1,558
Schrodinger, Inc.(a)	309	5,976
Select Medical Holdings Corp.	604	21,176
SI-BONE, Inc.(a)	281	3,633
Silk Road Medical, Inc.(a)	175	4,732
Simulations Plus, Inc.	97	4,716
Soleno Therapeutics, Inc.(a)	91	3,713
Solventum Corp.(a)	699	36,963
Sotera Health Co.(a)	601	7,134
SpringWorks Therapeutics, Inc.(a)	280	10,548
Spyre Therapeutics, Inc.(a)	352	8,276
STAAR Surgical Co.(a)	280	13,331
STERIS PLC	480	105,379
Structure Therapeutics, Inc. - ADR(a)	183	7,186
Stryker Corp.	1,790	609,048
Supernus Pharmaceuticals, Inc.(a)	275	7,356
Surgery Partners, Inc.(a)	422	10,039
Surmodics, Inc.(a)	134	5,633
Syndax Pharmaceuticals, Inc.(a)	387	7,945
Tandem Diabetes Care, Inc.(a)	348	14,021
Tango Therapeutics, Inc.(a)	331	2,840
Tarsus Pharmaceuticals, Inc.(a)	66	1,794
Teladoc Health, Inc.(a)	839	8,205
Teleflex, Inc.	234	49,217
Tenaya Therapeutics, Inc.(a)	2,941	9,117
Tenet Healthcare Corp.(a)	474	63,056

	Shares	Value
TG Therapeutics, Inc.(a)	795	$ 14,143
The Cigna Group	1,443	477,013
The Cooper Cos., Inc.	996	86,951
The Ensign Group, Inc.	264	32,654
The Pennant Group, Inc.(a)	150	3,478
Thermo Fisher Scientific, Inc.	1,913	1,057,889
Tourmaline Bio, Inc.	121	1,556
TransMedics Group, Inc.(a)	156	23,497
Travere Therapeutics, Inc.(a)	326	2,680
Treace Medical Concepts, Inc.(a)	218	1,450
TruBridge, Inc.(a)	100	1,000
Twist Bioscience Corp.(a)	376	18,529
UFP Technologies, Inc.(a)	46	12,138
Ultragenyx Pharmaceutical, Inc.(a)	353	14,508
United Therapeutics Corp.(a)	226	71,992
UnitedHealth Group, Inc.	4,625	2,355,328
Universal Health Services, Inc. - Class B	292	54,000
US Physical Therapy, Inc.	93	8,595
Vanda Pharmaceuticals, Inc.(a)	481	2,718
Varex Imaging Corp.(a)	282	4,154
Vaxcyte, Inc.(a)	938	70,828
Veeva Systems, Inc. - Class A(a)	727	133,048
Vera Therapeutics, Inc.(a)	198	7,164
Veracyte, Inc.(a)	440	9,535
Vericel Corp.(a)	230	10,552
Vertex Pharmaceuticals, Inc.(a)	1,292	605,586
Verve Therapeutics, Inc.(a)(c)	193	942
Viatris, Inc.	5,852	62,207
Viking Therapeutics, Inc.(a)	461	24,438
Vir Biotechnology, Inc.(a)	580	5,162
Viridian Therapeutics, Inc.(a)	242	3,148
Waters Corp.(a)	301	87,326
West Pharmaceutical Services, Inc.	385	126,815
Xencor, Inc.(a)	269	5,092
Y-mAbs Therapeutics, Inc.(a)	304	3,672
Zentalis Pharmaceuticals, Inc.(a)	312	1,276
Zimmer Biomet Holdings, Inc.	1,007	109,290
Zimvie, Inc.(a)	127	2,318
Zoetis, Inc.	2,295	397,861
Zymeworks, Inc.(a)	387	3,293
		31,180,009
Industrials - 9.2%
3D Systems Corp.(a)	848	2,603
3M Co.	2,797	285,825
A O Smith Corp.	636	52,012
AAON, Inc.	321	28,004
AAR Corp.(a)	187	13,595
ABM Industries, Inc.	382	19,318
ACCO Brands Corp.	825	3,877
Acuity Brands, Inc.	159	38,389
ACV Auctions, Inc. - Class A(a)	684	12,483
Advanced Drainage Systems, Inc.	355	56,938

The accompanying notes are an integral part of these financial statements.

47

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
AECOM	701	$ 61,786
AeroVironment, Inc.(a)	126	22,952
AGCO Corp.	299	29,266
Air Lease Corp.	501	23,813
Air Transport Services Group, Inc.(a)	401	5,562
Alamo Group, Inc.	63	10,899
Alaska Air Group, Inc.(a)	596	24,078
Albany International Corp. - Class A	165	13,934
Alight, Inc. - Class A(a)	1,773	13,085
Allegiant Travel Co.	73	3,667
Allegion PLC	451	53,286
Allison Transmission Holdings, Inc.	477	36,204
Ameresco, Inc. - Class A(a)	181	5,215
American Airlines Group, Inc.(a)	4,118	46,657
American Woodmark Corp.(a)	101	7,939
AMETEK, Inc.	1,157	192,883
Apogee Enterprises, Inc.	118	7,415
Applied Industrial Technologies, Inc.	203	39,382
ArcBest Corp.	109	11,672
Archer Aviation, Inc. - Class A(a)(c)	1,807	6,361
Arcosa, Inc.	273	22,771
Argan, Inc.	19	1,390
Armstrong World Industries, Inc.	217	24,573
Array Technologies, Inc.(a)	750	7,695
Astec Industries, Inc.	92	2,729
Astronics Corp.(a)	241	4,827
Atkore, Inc.	202	27,256
Atmus Filtration Technologies, Inc.(a)	330	9,497
Automatic Data Processing, Inc.	2,041	487,166
Avis Budget Group, Inc.	148	15,469
Axon Enterprise, Inc.(a)	398	117,108
AZZ, Inc.	130	10,042
Barnes Group, Inc.	273	11,305
Barrett Business Services, Inc.	96	3,146
Beacon Roofing Supply, Inc.(a)	316	28,598
Bloom Energy Corp. - Class A(a)(c)	750	9,180
Blue Bird Corp.(a)	138	7,431
Boise Cascade Co.	214	25,513
Booz Allen Hamilton Holding Corp.	621	95,572
Brady Corp. - Class A	261	17,231
BrightView Holdings, Inc.(a)	204	2,713
Broadridge Financial Solutions, Inc.	589	116,033
Builders FirstSource, Inc.(a)	633	87,614
BWX Technologies, Inc.	439	41,705
CACI International, Inc. - Class A(a)	111	47,744
Cadre Holdings, Inc.	61	2,047

	Shares	Value
Carlisle Cos., Inc.	237	$ 96,035
Carrier Global Corp.	4,213	265,756
Casella Waste Systems, Inc. - Class A(a)	276	27,385
Caterpillar, Inc.	2,505	834,415
CBIZ, Inc.(a)	220	16,302
CECO Environmental Corp.(a)	217	6,260
Ceridian HCM Holding, Inc.(a)	780	38,688
CH Robinson Worldwide, Inc.	581	51,198
Chart Industries, Inc.(a)	200	28,868
Cimpress PLC(a)	157	13,755
Cintas Corp.	433	303,213
Clean Harbors, Inc.(a)	252	56,990
Columbus McKinnon Corp.	101	3,489
Comfort Systems USA, Inc.	169	51,396
Concentrix Corp.	285	18,035
Conduent, Inc.(a)	1,184	3,860
Construction Partners, Inc. - Class A(a)	212	11,705
Copart, Inc.(a)	4,415	239,116
Core & Main, Inc. - Class A(a)	962	47,080
CRA International, Inc.	15	2,583
Crane Co.	280	40,594
CSG Systems International, Inc.	167	6,875
CSW Industrials, Inc.	73	19,368
CSX Corp.	9,822	328,546
Cummins, Inc.	672	186,097
Curtiss-Wright Corp.	191	51,757
Deere & Co.	1,305	487,587
Delta Air Lines, Inc.	3,224	152,947
Deluxe Corp.	200	4,492
Donaldson Co., Inc.	592	42,364
Douglas Dynamics, Inc.	169	3,955
Dover Corp.	696	125,593
Driven Brands Holdings, Inc.(a)	420	5,347
Ducommun, Inc.(a)	100	5,806
Dun & Bradstreet Holdings, Inc.	1,224	11,334
DXP Enterprises, Inc.(a)	100	4,584
Dycom Industries, Inc.(a)	152	25,652
Eaton Corp. PLC	1,999	626,786
EMCOR Group, Inc.	241	87,984
Emerson Electric Co.	2,848	313,736
Encore Wire Corp.	74	21,447
Energy Recovery, Inc.(a)	281	3,734
Enerpac Tool Group Corp.	290	11,072
EnerSys	202	20,911
Ennis, Inc.	50	1,094
Enovix Corp.(a)(c)	827	12,785
Enpro, Inc.	118	17,177
Enviri Corp.(a)	768	6,628
Equifax, Inc.	663	160,751
Esab Corp.	280	26,440
ESCO Technologies, Inc.	136	14,285
ExlService Holdings, Inc.(a)	865	27,126

The accompanying notes are an integral part of these financial statements.

48

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Expeditors International of Washington, Inc.	737	$ 91,970
Exponent, Inc.	255	24,256
Fastenal Co.	2,895	181,922
Federal Signal Corp.	319	26,691
FedEx Corp.	1,151	345,116
Ferguson PLC	1,012	195,974
First Advantage Corp.	366	5,882
Flowserve Corp.	701	33,718
Fluence Energy, Inc.(a)	667	11,566
Fluor Corp.(a)	903	39,326
Fortive Corp.	1,784	132,194
Fortune Brands Innovations, Inc.	636	41,302
Forward Air Corp.	152	2,894
Franklin Covey Co.(a)	104	3,952
Franklin Electric Co., Inc.	206	19,842
FTAI Infrastructure, Inc.	975	8,414
FTI Consulting, Inc.(a)	180	38,795
Gates Industrial Corp. PLC(a)	835	13,201
GATX Corp.	168	22,236
GE Vernova, Inc.(a)	1,379	236,512
Genco Shipping & Trading Ltd.	206	4,390
Generac Holdings, Inc.(a)	321	42,443
General Dynamics Corp.	1,370	397,492
General Electric Co.	5,450	866,386
Genpact Ltd.	845	27,201
Gibraltar Industries, Inc.(a)	138	9,460
Global Industrial Co.	10	314
GMS, Inc.(a)	191	15,397
Graco, Inc.	871	69,053
Granite Construction, Inc.	246	15,245
Great Lakes Dredge & Dock Corp.(a)	638	5,602
Griffon Corp.	260	16,604
GXO Logistics, Inc.(a)	623	31,461
H&E Equipment Services, Inc.	166	7,332
Hawaiian Holdings, Inc.(a)	325	4,040
Hayward Holdings, Inc.(a)	1,094	13,456
Healthcare Services Group, Inc.(a)	375	3,967
Heartland Express, Inc.	340	4,192
HEICO Corp.(c)	206	46,064
HEICO Corp. - Class A	366	64,972
Heidrick & Struggles International, Inc.	39	1,232
Helios Technologies, Inc.	150	7,162
Herc Holdings, Inc.	143	19,060
Hertz Global Holdings, Inc.(a)(c)	1,622	5,726
Hexcel Corp.	320	19,984
Hillenbrand, Inc.	325	13,006
Hillman Solutions Corp.(a)	977	8,646
HNI Corp.	274	12,335
Honeywell International, Inc.	3,274	699,130

	Shares	Value
Howmet Aerospace, Inc.	2,054	$ 159,452
Hub Group, Inc. - Class A	286	12,312
Hubbell, Inc.	273	99,776
Huntington Ingalls Industries, Inc.	202	49,759
Huron Consulting Group, Inc.(a)	109	10,736
Hyster-Yale Materials Handling, Inc.	62	4,323
ICF International, Inc.	97	14,401
IDEX Corp.	379	76,255
IES Holdings, Inc.(a)	98	13,654
Illinois Tool Works, Inc.	1,496	354,492
Ingersoll Rand, Inc.	2,044	185,677
Innodata, Inc.(a)	937	13,896
Insperity, Inc.	190	17,330
Insteel Industries, Inc.	55	1,703
Interface, Inc.	483	7,090
ITT, Inc.	405	52,318
Jacobs Solutions, Inc.	641	89,554
Janus International Group, Inc.(a)	533	6,732
JB Hunt Transport Services, Inc.	412	65,920
JELD-WEN Holding, Inc.(a)	322	4,337
JetBlue Airways Corp.(a)	1,750	10,657
Joby Aviation, Inc.(a)(c)	2,389	12,184
John Bean Technologies Corp.	151	14,340
Johnson Controls International PLC	3,413	226,862
Kadant, Inc.	54	15,864
KBR, Inc.	652	41,819
Kelly Services, Inc. - Class A	233	4,989
Kennametal, Inc.	304	7,156
Kforce, Inc.	69	4,287
Kirby Corp.(a)	300	35,919
Knight-Swift Transportation Holdings, Inc.	748	37,340
Korn Ferry	285	19,135
Kratos Defense & Security Solutions, Inc.(a)	758	15,168
L3Harris Technologies, Inc.	949	213,126
Landstar System, Inc.	171	31,546
Legalzoom.com, Inc.(a)	741	6,217
Leidos Holdings, Inc.	685	99,928
Lennox International, Inc.	167	89,342
Leonardo DRS, Inc.(a)	332	8,469
Lincoln Electric Holdings, Inc.	266	50,178
Lindsay Corp.	58	7,127
Lockheed Martin Corp.	1,213	566,592
Lyft, Inc. - Class A(a)	1,606	22,645
ManpowerGroup, Inc.	256	17,869
Marten Transport Ltd.	308	5,683
Masco Corp.	1,080	72,004
MasTec, Inc.(a)	333	35,628
Masterbrand, Inc.(a)	726	10,658
Matson, Inc.	175	22,920

The accompanying notes are an integral part of these financial statements.

49

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
Matthews International Corp. - Class A	100	$ 2,505
Maximus, Inc.	330	28,281
McGrath RentCorp(c)	114	12,147
MDU Resources Group, Inc.	900	22,590
Mercury Systems, Inc.(a)	345	9,312
Miller Industries, Inc.	104	5,722
MillerKnoll, Inc.	460	12,185
Montrose Environmental Group, Inc.(a)	185	8,244
Moog, Inc. - Class A	135	22,586
MRC Global, Inc.(a)	586	7,565
MSA Safety, Inc.	195	36,600
MSC Industrial Direct Co., Inc. - Class A	245	19,431
Mueller Industries, Inc.	600	34,164
Mueller Water Products, Inc. - Class A	928	16,630
MYR Group, Inc.(a)	77	10,450
NEXTracker, Inc. - Class A(a)	556	26,065
Nordson Corp.	258	59,841
Norfolk Southern Corp.	1,123	241,097
Northrop Grumman Corp.	752	327,834
NOW, Inc.(a)	649	8,911
NV5 Global, Inc.(a)	70	6,508
nVent Electric PLC	806	61,748
Old Dominion Freight Line, Inc.	948	167,417
OPENLANE, Inc.(a)	361	5,989
Oshkosh Corp.	312	33,758
Otis Worldwide Corp.	2,018	194,253
Owens Corning	438	76,089
PACCAR, Inc.	2,596	267,232
Parker-Hannifin Corp.	642	324,730
Parsons Corp.(a)	550	44,996
Paychex, Inc.	1,623	192,423
Paycom Software, Inc.	252	36,046
Paycor HCM, Inc.(a)	222	2,819
Paylocity Holding Corp.(a)	213	28,084
Pitney Bowes, Inc.	1,050	5,334
Powell Industries, Inc.	33	4,732
Primoris Services Corp.	238	11,874
Proto Labs, Inc.(a)	130	4,016
Quanex Building Products Corp.	112	3,097
Quanta Services, Inc.	734	186,502
RBC Bearings, Inc.(a)	145	39,118
Regal Rexnord Corp.	384	51,924
Republic Services, Inc.	1,579	306,863
Resideo Technologies, Inc.(a)	758	14,826
Resources Connection, Inc.	200	2,208
REV Group, Inc.	220	5,476
Robert Half, Inc.	597	38,196
Rocket Lab USA, Inc.(a)	1,121	5,381

	Shares	Value
Rockwell Automation, Inc.	584	$ 160,764
Rollins, Inc.	1,432	69,867
RTX Corp.	6,661	668,698
Rush Enterprises, Inc. - Class A	342	14,320
RXO, Inc.(a)	636	16,631
Ryder System, Inc.	207	25,643
Saia, Inc.(a)	135	64,029
Schneider National, Inc. - Class B	218	5,267
Science Applications International Corp.	253	29,740
Sensata Technologies Holding PLC	783	29,276
Shoals Technologies Group, Inc. - Class A(a)	971	6,059
Simpson Manufacturing Co., Inc.	224	37,751
SiteOne Landscape Supply, Inc.(a)	230	27,924
SkyWest, Inc.(a)	155	12,721
Snap-on, Inc.	259	67,700
Southwest Airlines Co.	3,051	87,289
Spirit AeroSystems Holdings, Inc. - Class A(a)	594	19,525
SPX Technologies, Inc.(a)	229	32,550
SS&C Technologies Holdings, Inc.	1,090	68,310
Standex International Corp.	50	8,058
Stanley Black & Decker, Inc.	904	72,221
Steelcase, Inc. - Class A	551	7,141
Stericycle, Inc.(a)	494	28,716
Sterling Check Corp.(a)	444	6,571
Sterling Infrastructure, Inc.(a)	145	17,159
Stratasys Ltd.(a)	380	3,188
Sun Country Airlines Holdings, Inc.(a)	326	4,095
Sunrun, Inc.(a)	1,141	13,532
Symbotic, Inc.(a)	224	7,876
Tennant Co.	99	9,746
Terex Corp.	353	19,359
Tetra Tech, Inc.	253	51,733
Textron, Inc.	979	84,057
The AZEK Co., Inc.(a)	791	33,325
The Boeing Co.(a)	3,082	560,955
The Brink’s Co.	213	21,811
The Gorman-Rupp Co.	58	2,129
The Greenbrier Cos., Inc.	109	5,401
The Manitowoc Co., Inc.(a)	268	3,090
The Middleby Corp.(a)	281	34,453
The Shyft Group, Inc.	75	890
The Timken Co.	302	24,199
The Toro Co.	515	48,158
Thermon Group Holdings, Inc.(a)	89	2,738
Titan International, Inc.(a)	375	2,779
Titan Machinery, Inc.(a)	167	2,655
TPI Composites, Inc.(a)(c)	1,567	6,252
Trane Technologies PLC	1,137	373,993
Transcat, Inc.(a)	59	7,061

The accompanying notes are an integral part of these financial statements.

50

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Industrials - (Continued)
TransDigm Group, Inc.	272	$ 347,510
TransUnion	1,035	76,756
Trex Co., Inc.(a)	524	38,839
TriNet Group, Inc.	236	23,600
Trinity Industries, Inc.	359	10,741
Triumph Group, Inc.(a)	454	6,996
TrueBlue, Inc.(a)	55	567
TTEC Holdings, Inc.	54	318
Tutor Perini Corp.(a)	200	4,356
Uber Technologies, Inc.(a)	10,027	728,762
UFP Industries, Inc.	321	35,952
U-Haul Holding Co.(a)	29	1,790
U-Haul Holding Co.	478	28,690
UniFirst Corp.	86	14,752
Union Pacific Corp.	3,053	690,772
United Airlines Holdings, Inc.(a)	1,602	77,953
United Parcel Service, Inc. - Class B	3,665	501,555
United Rentals, Inc.	332	214,714
Upwork, Inc.(a)	1,673	17,985
V2X, Inc.(a)	108	5,180
Valmont Industries, Inc.	92	25,249
Veralto Corp.	1,207	115,232
Verisk Analytics, Inc.	724	195,154
Verra Mobility Corp.(a)	778	21,162
Vertiv Holdings Co. - Class A	1,916	165,868
Vestis Corp.	703	8,598
Viad Corp.(a)	100	3,400
Vicor Corp.(a)	89	2,951
VSE Corp.	105	9,269
Wabash National Corp.	195	4,259
Waste Management, Inc.	2,013	429,453
Watsco, Inc.	166	76,898
Watts Water Technologies, Inc. - Class A	128	23,471
Werner Enterprises, Inc.	290	10,391
WESCO International, Inc.	221	35,033
Westinghouse Air Brake Technologies Corp.	898	141,929
Willdan Group, Inc.(a)	64	1,846
WillScot Mobile Mini Holdings Corp.(a)	927	34,892
Woodward, Inc.	273	47,606
WW Grainger, Inc.	223	201,200
Xometry, Inc. - Class A(a)	195	2,254
XPO, Inc.(a)	558	59,232
Xylem, Inc.	1,190	161,400
Zurn Elkay Water Solutions Corp.	730	21,462
		24,746,123
Information Technology - 30.0%(d)
A10 Networks, Inc.	327	4,529
Accenture PLC - Class A	3,143	953,618

	Shares	Value
ACI Worldwide, Inc.(a)	560	$ 22,170
ACM Research, Inc. - Class A(a)	346	7,979
Adeia, Inc.	458	5,123
Adobe, Inc.(a)	2,256	1,253,298
ADTRAN Holdings, Inc.	374	1,967
Advanced Energy Industries, Inc.	173	18,815
Advanced Micro Devices, Inc.(a)	8,033	1,303,033
Aehr Test Systems(a)	132	1,474
Agilysys, Inc.(a)	128	13,330
Akamai Technologies, Inc.(a)	745	67,110
Alarm.com Holdings, Inc.(a)	253	16,076
Alkami Technology, Inc.(a)	304	8,658
Allegro MicroSystems, Inc.(a)	302	8,528
Alpha & Omega Semiconductor Ltd.(a)	148	5,531
Altair Engineering, Inc. - Class A(a)	274	26,874
Ambarella, Inc.(a)	160	8,632
Amdocs Ltd.	551	43,485
American Software, Inc. - Class A	309	2,821
Amkor Technology, Inc.	587	23,492
Amphenol Corp. - Class A	5,976	402,603
Amplitude, Inc. - Class A(a)	314	2,795
Analog Devices, Inc.	2,483	566,770
ANSYS, Inc.(a)	440	141,460
Appfolio, Inc. - Class A(a)	91	22,256
Appian Corp. - Class A(a)	213	6,573
Apple, Inc.	77,537	16,330,843
Applied Materials, Inc.	4,161	981,954
Applied Optoelectronics, Inc.(a)	226	1,874
AppLovin Corp. - Class A(a)	783	65,161
Arista Networks, Inc.(a)	1,342	470,344
Arlo Technologies, Inc.(a)	613	7,994
Arrow Electronics, Inc.(a)	271	32,726
Asana, Inc. - Class A(a)	399	5,582
ASGN, Inc.(a)	250	22,042
Aspen Technology, Inc.(a)	136	27,014
Atlassian Corp. - Class A(a)	771	136,374
Autodesk, Inc.(a)	1,083	267,988
AvePoint, Inc.(a)	419	4,366
Avnet, Inc.	458	23,582
Axcelis Technologies, Inc.(a)	150	21,328
Badger Meter, Inc.	134	24,971
Bel Fuse, Inc. - Class B	33	2,153
Belden, Inc.	229	21,480
Benchmark Electronics, Inc.	136	5,367
Bentley Systems, Inc. - Class B	1,054	52,025
BigCommerce Holdings, Inc.(a)	323	2,603
BILL Holdings, Inc.(a)	502	26,415
Blackbaud, Inc.(a)	200	15,234
BlackLine, Inc.(a)	240	11,628
Box, Inc. - Class A(a)	708	18,720
Braze, Inc. - Class A(a)	253	9,827
Broadcom, Inc.	2,305	3,700,747
C3.ai, Inc. - Class A(a)(c)	589	17,057

The accompanying notes are an integral part of these financial statements.

51

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Cadence Design Systems, Inc.(a)	1,363	$ 419,463
Calix, Inc.(a)	308	10,912
CCC Intelligent Solutions Holdings, Inc.(a)	1,360	15,110
CDW Corp./DE	674	150,868
Cerence, Inc.(a)	271	767
CEVA, Inc.(a)	176	3,395
Ciena Corp.(a)	743	35,798
Cirrus Logic, Inc.(a)	292	37,277
Cisco Systems, Inc.	20,305	964,691
Cleanspark, Inc.(a)	1,185	18,901
Clear Secure, Inc. - Class A	415	7,765
Clearfield, Inc.(a)	62	2,391
Clearwater Analytics Holdings, Inc. - Class A(a)	516	9,556
Cloudflare, Inc. - Class A(a)	1,498	124,079
Cognex Corp.	895	41,850
Cognizant Technology Solutions Corp. - Class A	2,490	169,320
Coherent Corp.(a)	744	53,910
Cohu, Inc.(a)	226	7,481
CommVault Systems, Inc.(a)	228	27,718
Confluent, Inc. - Class A(a)	961	28,378
Consensus Cloud Solutions, Inc.(a)	108	1,855
Corning, Inc.	3,904	151,670
Corsair Gaming, Inc.(a)	381	4,206
Couchbase, Inc.(a)	157	2,867
Crane NXT Co.	260	15,969
Credo Technology Group Holding Ltd.(a)	470	15,012
Crowdstrike Holdings, Inc. - Class A(a)	1,109	424,958
CTS Corp.	112	5,671
Datadog, Inc. - Class A(a)	1,399	181,436
Dell Technologies, Inc. - Class C	1,183	163,148
Diebold Nixdorf, Inc.(a)	188	7,234
Digi International, Inc.(a)	182	4,173
Digimarc Corp.(a)	114	3,535
DigitalOcean Holdings, Inc.(a)	270	9,383
Diodes, Inc.(a)	233	16,760
DocuSign, Inc.(a)	981	52,484
Dolby Laboratories, Inc. - Class A	300	23,769
Domo, Inc. - Class B(a)	254	1,961
DoubleVerify Holdings, Inc.(a)(c)	698	13,590
Dropbox, Inc. - Class A(a)	1,271	28,559
DXC Technology Co.(a)	797	15,215
Dynatrace, Inc.(a)	1,357	60,712
E2open Parent Holdings, Inc. - Class A(a)	1,214	5,451
Edgio, Inc.(a)	675	7,371
eGain Corp.(a)	150	947
Elastic NV(a)	391	44,539

	Shares	Value
Enphase Energy, Inc.(a)	663	$ 66,108
Entegris, Inc.	753	101,956
Envestnet, Inc.(a)	268	16,774
EPAM Systems, Inc.(a)	290	54,552
ePlus, Inc.(a)	132	9,726
Everbridge, Inc.(a)	190	6,648
Evolv Technologies Holdings, Inc.(a)	722	1,841
Extreme Networks, Inc.(a)	685	9,213
F5, Inc.(a)	288	49,602
Fabrinet(a)	185	45,286
Fair Isaac Corp.(a)	123	183,105
FARO Technologies, Inc.(a)	170	2,720
Fastly, Inc. - Class A(a)	589	4,341
First Solar, Inc.(a)	514	115,886
Five9, Inc.(a)	321	14,156
Flex Ltd.(a)	2,100	61,929
FormFactor, Inc.(a)	429	25,967
Fortinet, Inc.(a)	3,162	190,574
Freshworks, Inc. - Class A(a)	748	9,492
Gartner, Inc.(a)	386	173,337
Gen Digital, Inc.	3,017	75,365
Gitlab, Inc. - Class A(a)	700	34,804
GLOBALFOUNDRIES, Inc.(a)(c)	388	19,617
GoDaddy, Inc. - Class A(a)	719	100,451
Grid Dynamics Holdings, Inc.(a)	258	2,712
Guidewire Software, Inc.(a)	426	58,741
Harmonic, Inc.(a)	547	6,438
HashiCorp, Inc. - Class A(a)	559	18,833
Hewlett Packard Enterprise Co.	6,527	138,177
HP, Inc.	4,810	168,446
HubSpot, Inc.(a)	246	145,088
Hut 8 Corp.(a)(c)	771	11,557
Ichor Holdings Ltd.(a)	183	7,055
Impinj, Inc.(a)	147	23,045
indie Semiconductor, Inc. - Class A(a)	774	4,776
Infinera Corp.(a)	1,127	6,863
Informatica, Inc. - Class A(a)	585	18,065
Insight Enterprises, Inc.(a)	175	34,713
Intapp, Inc.(a)	252	9,241
Intel Corp.	21,224	657,307
InterDigital, Inc.	121	14,104
International Business Machines Corp.	4,617	798,510
Intuit, Inc.	1,366	897,749
IonQ, Inc.(a)(c)	694	4,879
IPG Photonics Corp.(a)	131	11,055
Itron, Inc.(a)	213	21,078
Jabil, Inc.	622	67,667
Jamf Holding Corp.(a)	327	5,396
JFrog Ltd.(a)	414	15,546
Juniper Networks, Inc.	1,570	57,242
Keysight Technologies, Inc.(a)	891	121,844

The accompanying notes are an integral part of these financial statements.

52

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Kimball Electronics, Inc.(a)	204	$ 4,484
KLA Corp.	678	559,018
Knowles Corp.(a)	458	7,905
Kulicke & Soffa Industries, Inc.	303	14,905
Kyndryl Holdings, Inc.(a)	1,207	31,756
Lam Research Corp.	655	697,477
Lattice Semiconductor Corp.(a)	660	38,273
Lightwave Logic, Inc.(a)	874	2,613
Littelfuse, Inc.	119	30,415
LiveRamp Holdings, Inc.(a)	375	11,603
Lumentum Holdings, Inc.(a)	357	18,178
MACOM Technology Solutions Holdings, Inc.(a)	259	28,871
Manhattan Associates, Inc.(a)	306	75,484
Marathon Digital Holdings, Inc.(a)(c)	1,667	33,090
Marvell Technology, Inc.	4,329	302,597
MaxLinear, Inc.(a)	475	9,567
MeridianLink, Inc.(a)	187	3,994
Methode Electronics, Inc.	233	2,412
Microchip Technology, Inc.	2,634	241,011
Micron Technology, Inc.	5,495	722,757
Microsoft Corp.	36,783	16,440,162
MicroStrategy, Inc. - Class A(a)(c)	75	103,311
Mirion Technologies, Inc.(a)	1,265	13,586
Mitek Systems, Inc.(a)	85	950
MKS Instruments, Inc.	351	45,834
MongoDB, Inc.(a)	356	88,986
Monolithic Power Systems, Inc.	230	188,986
Motorola Solutions, Inc.	827	319,263
N-able, Inc.(a)	173	2,635
Napco Security Technologies, Inc.	177	9,195
Navitas Semiconductor Corp.(a)	263	1,034
nCino, Inc.(a)	330	10,379
NCR Voyix Corp.(a)	640	7,904
NetApp, Inc.	1,043	134,338
NETGEAR, Inc.(a)	50	765
NetScout Systems, Inc.(a)	295	5,396
Novanta, Inc.(a)	179	29,197
Nutanix, Inc. - Class A(a)	1,191	67,708
NVIDIA Corp.	120,820	14,926,103
Okta, Inc.(a)	790	73,952
Olo, Inc. - Class A(a)	606	2,679
ON Semiconductor Corp.(a)	2,165	148,411
Onto Innovation, Inc.(a)	245	53,792
Oracle Corp.	8,031	1,133,977
OSI Systems, Inc.(a)	67	9,214
PagerDuty, Inc.(a)	430	9,860
Palantir Technologies, Inc. - Class A(a)	9,444	239,217
Palo Alto Networks, Inc.(a)	1,602	543,094
PAR Technology Corp.(a)	100	4,709

	Shares	Value
PC Connection, Inc.	80	$ 5,136
PDF Solutions, Inc.(a)	190	6,912
Pegasystems, Inc.	181	10,956
Perficient, Inc.(a)	167	12,490
Photronics, Inc.(a)	241	5,945
Plexus Corp.(a)	130	13,413
Power Integrations, Inc.	280	19,653
PowerSchool Holdings, Inc. - Class A(a)	356	7,971
Procore Technologies, Inc.(a)	678	44,958
Progress Software Corp.	200	10,852
PROS Holdings, Inc.(a)	262	7,506
PTC, Inc.(a)	607	110,274
Pure Storage, Inc. - Class A(a)	1,477	94,838
Q2 Holdings, Inc.(a)	240	14,479
Qorvo, Inc.(a)	487	56,511
QUALCOMM, Inc.	5,597	1,114,810
Qualys, Inc.(a)	189	26,951
Rambus, Inc.(a)	535	31,437
Rapid7, Inc.(a)	324	14,007
RingCentral, Inc. - Class A(a)	260	7,332
Riot Platforms, Inc.(a)(c)	1,173	10,721
Rogers Corp.(a)	57	6,875
Roper Technologies, Inc.	541	304,940
Salesforce, Inc.	4,712	1,211,455
Samsara, Inc. - Class A(a)	772	26,016
Sanmina Corp.(a)	263	17,424
ScanSource, Inc.(a)	70	3,102
Seagate Technology Holdings PLC	1,060	109,466
SEMrush Holdings, Inc. - Class A(a)	145	1,942
Semtech Corp.(a)	300	8,964
SentinelOne, Inc. - Class A(a)	1,153	24,271
ServiceNow, Inc.(a)	1,025	806,337
Silicon Laboratories, Inc.(a)	143	15,820
SiTime Corp.(a)	103	12,811
Skyworks Solutions, Inc.	798	85,051
SMART Global Holdings, Inc.(a)	139	3,179
Smartsheet, Inc. - Class A(a)	665	29,313
Snowflake, Inc. - Class A(a)	1,572	212,361
SoFi Technologies, Inc.(a)	8,553	56,535
SolarWinds Corp.	352	4,242
SoundHound AI, Inc. - Class A(a)(c)	1,535	6,063
Sprinklr, Inc. - Class A(a)	487	4,685
Sprout Social, Inc. - Class A(a)	244	8,706
SPS Commerce, Inc.(a)	176	33,116
Squarespace, Inc. - Class A(a)	258	11,257
Super Micro Computer, Inc.(a)	244	199,921
Synaptics, Inc.(a)	208	18,346
Synopsys, Inc.(a)	763	454,031
TD SYNNEX Corp.	312	36,005
Teledyne Technologies, Inc.(a)	235	91,175
Tenable Holdings, Inc.(a)	539	23,490
Teradata Corp.(a)	534	18,455
Teradyne, Inc.	786	116,556

The accompanying notes are an integral part of these financial statements.

53

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Information Technology - (Continued)
Texas Instruments, Inc.	4,562	$ 887,446
The Hackett Group, Inc.	40	869
Trimble, Inc.(a)	1,227	68,614
TTM Technologies, Inc.(a)	488	9,482
Twilio, Inc. - Class A(a)	860	48,857
Tyler Technologies, Inc.(a)	213	107,092
Ubiquiti, Inc.	33	4,807
UiPath, Inc. - Class A(a)	2,042	25,893
Ultra Clean Holdings, Inc.(a)	240	11,760
Unisys Corp.(a)	638	2,635
Unity Software, Inc.(a)	1,221	19,853
Universal Display Corp.	221	46,465
Varonis Systems, Inc.(a)	450	21,587
Veeco Instruments, Inc.(a)	337	15,741
Verint Systems, Inc.(a)	375	12,075
VeriSign, Inc.(a)	519	92,278
Vertex, Inc. - Class A(a)	161	5,804
Viasat, Inc.(a)	490	6,223
Viavi Solutions, Inc.(a)	1,328	9,123
Vishay Intertechnology, Inc.	598	13,335
Vontier Corp.	800	30,560
Weave Communications, Inc.(a)	328	2,959
Western Digital Corp.(a)	1,598	121,080
Wolfspeed, Inc.(a)(c)	659	14,999
Workday, Inc. - Class A(a)	1,038	232,055
Workiva, Inc.(a)(c)	259	18,904
Xerox Holdings Corp.	573	6,658
Xperi, Inc.(a)	319	2,619
Yext, Inc.(a)	383	2,049
Zebra Technologies Corp. - Class A(a)	257	79,395
Zeta Global Holdings Corp. - Class A(a)	671	11,843
Zoom Video Communications, Inc. - Class A(a)	1,117	66,115
Zscaler, Inc.(a)	429	82,450
Zuora, Inc. - Class A(a)	657	6,524
		80,466,339
Materials - 2.5%
AdvanSix, Inc.	144	3,300
Air Products and Chemicals, Inc.	1,107	285,661
Albemarle Corp.	597	57,025
Alcoa Corp.	929	36,956
Alpha Metallurgical Resources, Inc.	55	15,429
American Vanguard Corp.	244	2,098
AptarGroup, Inc.	314	44,214
Arcadium Lithium PLC(a)(c)	5,390	18,110
Arch Resources, Inc.	95	14,462
Ashland, Inc.	249	23,528
Aspen Aerogels, Inc.(a)	416	9,922
ATI, Inc.(a)	584	32,383

	Shares	Value
Avery Dennison Corp.	409	$ 89,428
Avient Corp.	483	21,083
Axalta Coating Systems Ltd.(a)	675	23,065
Balchem Corp.	171	26,325
Ball Corp.	1,568	94,111
Berry Global Group, Inc.	578	34,015
Cabot Corp.	255	23,432
Carpenter Technology Corp.	212	23,231
Celanese Corp.	561	75,673
Century Aluminum Co.(a)	341	5,712
CF Industries Holdings, Inc.	900	66,708
Clearwater Paper Corp.(a)	130	6,301
Cleveland-Cliffs, Inc.(a)	2,575	39,629
Coeur Mining, Inc.(a)	1,908	10,723
Commercial Metals Co.	556	30,574
Compass Minerals International, Inc.	222	2,293
Corteva, Inc.	3,487	188,089
CRH PLC	3,444	258,231
Crown Holdings, Inc.	583	43,369
Dow, Inc.	3,563	189,017
DuPont de Nemours, Inc.	2,093	168,466
Eagle Materials, Inc.	169	36,751
Eastman Chemical Co.	583	57,117
Ecolab, Inc.	1,269	302,022
Ecovyst, Inc.(a)	550	4,933
Element Solutions, Inc.	1,211	32,842
Ferroglobe Representation & Warranty Insurance Trust(a)(b)	500	0
FMC Corp.	599	34,472
Freeport-McMoRan, Inc.	7,089	344,525
Graphic Packaging Holding Co.	1,499	39,289
Greif, Inc. - Class A	91	5,230
Hawkins, Inc.	65	5,915
Haynes International, Inc.	42	2,465
HB Fuller Co.	268	20,625
Hecla Mining Co.	3,124	15,151
Huntsman Corp.	909	20,698
Ingevity Corp.(a)	207	9,048
Innospec, Inc.	129	15,943
International Flavors & Fragrances, Inc.	1,164	110,824
International Paper Co.	1,690	72,924
Kaiser Aluminum Corp.	53	4,659
Knife River Corp.(a)	278	19,499
Koppers Holdings, Inc.	156	5,770
Linde PLC	2,378	1,043,490
Louisiana-Pacific Corp.	395	32,520
LSB Industries, Inc.(a)	333	2,724
LyondellBasell Industries NV - Class A	1,272	121,680
Martin Marietta Materials, Inc.	341	184,754
Materion Corp.	93	10,056
Mativ Holdings, Inc.	371	6,292

The accompanying notes are an integral part of these financial statements.

54

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Materials - (Continued)
Minerals Technologies, Inc.	180	$ 14,969
MP Materials Corp.(a)(c)	646	8,224
Myers Industries, Inc.	200	2,676
NewMarket Corp.	31	15,983
Newmont Corp.	5,840	244,521
Nucor Corp.	1,201	189,854
O-I Glass, Inc.(a)	647	7,201
Olin Corp.	601	28,337
Olympic Steel, Inc.	36	1,614
Packaging Corp. of America	449	81,969
Pactiv Evergreen, Inc.	197	2,230
Piedmont Lithium, Inc.(a)(c)	92	918
PPG Industries, Inc.	1,184	149,054
PureCycle Technologies, Inc.(a)(c)	1,337	7,915
Quaker Chemical Corp.	74	12,558
Radius Recycling, Inc. - Class A	162	2,474
Ramaco Resources, Inc.(a)	236	2,938
Reliance Steel & Aluminum Co.	295	84,252
Royal Gold, Inc.	341	42,680
RPM International, Inc.	620	66,762
Ryerson Holding Corp.	173	3,374
Sealed Air Corp.	666	23,170
Sensient Technologies Corp.	162	12,019
Silgan Holdings, Inc.	400	16,932
Sonoco Products Co.	473	23,991
Southern Copper Corp.	530	57,102
Steel Dynamics, Inc.	780	101,010
Stepan Co.	97	8,144
Summit Materials, Inc. - Class A(a)	580	21,234
SunCoke Energy, Inc.	555	5,439
Sylvamo Corp.	156	10,702
The Chemours Co.	824	18,598
The Mosaic Co.	1,678	48,494
The Scotts Miracle-Gro Co.	175	11,386
The Sherwin-Williams Co.	1,176	350,954
TimkenSteel Corp.(a)	104	2,108
TriMas Corp.	223	5,700
Tronox Holdings PLC	721	11,312
United States Lime & Minerals, Inc.	17	6,191
United States Steel Corp.	1,079	40,786
Vulcan Materials Co.	657	163,383
Warrior Met Coal, Inc.	276	17,325
Westlake Corp.	157	22,737
Westrock Co.	1,284	64,534
Worthington Steel, Inc.	191	6,372
		6,544,907
Real Estate - 0.2%
Anywhere Real Estate, Inc.(a)	595	1,969
CBRE Group, Inc. - Class A(a)	1,557	138,744
CoStar Group, Inc.(a)	2,027	150,282
DigitalBridge Group, Inc.	763	10,453

	Shares	Value
eXp World Holdings, Inc.(c)	290	$ 3,273
Forestar Group, Inc.(a)	47	1,503
Howard Hughes Holdings, Inc.(a)	236	15,297
Jones Lang LaSalle, Inc.(a)	317	65,074
Kennedy-Wilson Holdings, Inc.	609	5,919
Marcus & Millichap, Inc.	126	3,971
NET Lease Office Properties	74	1,822
Newmark Group, Inc. - Class A	765	7,826
Redfin Corp.(a)	865	5,199
Safehold, Inc.	300	5,787
Spirit MTA REIT(a)(b)	300	0
St Joe Co.	268	14,660
Star Holdings(a)	78	941
Tejon Ranch Co.(a)	50	853
Zillow Group, Inc. - Class A(a)	247	11,125
Zillow Group, Inc. - Class C(a)	761	35,303
		480,001
Utilities - 2.1%
ALLETE, Inc.	284	17,707
Alliant Energy Corp.	1,265	64,389
Altus Power, Inc.(a)	429	1,682
Ameren Corp.	1,314	93,439
American Electric Power Co., Inc.	2,631	230,844
American States Water Co.	220	15,965
American Water Works Co., Inc.	970	125,285
Atmos Energy Corp.	752	87,721
Avangrid, Inc.	327	11,618
Avista Corp.	333	11,525
Black Hills Corp.	353	19,196
California Water Service Group	289	14,014
CenterPoint Energy, Inc.	3,177	98,423
Chesapeake Utilities Corp.	102	10,832
Clearway Energy, Inc. - Class A	90	2,039
Clearway Energy, Inc. - Class C	471	11,629
CMS Energy Corp.	1,463	87,092
Consolidated Edison, Inc.	1,742	155,770
Constellation Energy Corp.	1,589	318,229
Dominion Energy, Inc.	4,196	205,604
DTE Energy Co.	1,049	116,449
Duke Energy Corp.	3,844	385,284
Edison International	1,964	141,035
Entergy Corp.	1,091	116,737
Essential Utilities, Inc.	1,206	45,020
Evergy, Inc.	1,153	61,074
Eversource Energy	1,746	99,016
Exelon Corp.	5,043	174,538
FirstEnergy Corp.	2,905	111,174
Hawaiian Electric Industries, Inc.	566	5,105
IDACORP, Inc.	268	24,964
MGE Energy, Inc.	151	11,283
Middlesex Water Co.	66	3,449
Montauk Renewables, Inc.(a)	328	1,870
National Fuel Gas Co.	454	24,602

The accompanying notes are an integral part of these financial statements.

55

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Utilities - (Continued)
New Jersey Resources Corp.	558	$ 23,849
NextEra Energy, Inc.	10,264	726,794
NiSource, Inc.	2,249	64,794
Northwest Natural Holding Co.	223	8,053
Northwestern Energy Group, Inc.	330	16,526
NRG Energy, Inc.	1,094	85,179
OGE Energy Corp.	1,042	37,199
ONE Gas, Inc.	287	18,325
Ormat Technologies, Inc.	300	21,510
Otter Tail Corp.	196	17,168
PG&E Corp.	10,254	179,035
Pinnacle West Capital Corp.	577	44,071
PNM Resources, Inc.	480	17,741
Portland General Electric Co.	500	21,620
PPL Corp.	3,706	102,471
Public Service Enterprise Group, Inc.	2,545	187,567
Sempra	3,181	241,947
SJW Group	180	9,760
Southwest Gas Holdings, Inc.	325	22,874
Spire, Inc.	291	17,672
Sunnova Energy International, Inc.(a)(c)	2,119	11,824
The AES Corp.	3,666	64,412
The Southern Co.	5,057	392,271
The York Water Co.	128	4,748
UGI Corp.	1,134	25,969
Unitil Corp.	106	5,490
Vistra Corp.	1,780	153,044
WEC Energy Group, Inc.	1,618	126,948
Xcel Energy, Inc.	2,829	151,097
		5,704,561
TOTAL COMMON STOCKS (Cost $57,896,406)		256,582,125
REAL ESTATE INVESTMENT TRUSTS - 2.5%
Acadia Realty Trust	558	9,999
AGNC Investment Corp.	3,371	32,159
Agree Realty Corp.	446	27,625
Alexander & Baldwin, Inc.	248	4,206
Alexandria Real Estate Equities, Inc.	868	101,530
American Assets Trust, Inc.	228	5,103
American Homes 4 Rent - Class A	1,662	61,760
American Tower Corp.	2,339	454,655
Americold Realty Trust, Inc.	988	25,234
Annaly Capital Management, Inc.	2,551	48,622
Apartment Investment and Management Co. - Class A(a)	826	6,848
Apollo Commercial Real Estate Finance, Inc.	709	6,941
Apple Hospitality REIT, Inc.	981	14,264
Arbor Realty Trust, Inc.(c)	1,329	19,071

	Shares	Value
Ares Commercial Real Estate Corp.	3,429	$ 22,803
Armada Hoffler Properties, Inc.	467	5,179
ARMOUR Residential REIT, Inc.(c)	309	5,988
AvalonBay Communities, Inc.	719	148,754
Blackstone Mortgage Trust, Inc. - Class A(c)	829	14,441
Boston Properties, Inc.	785	48,325
Brandywine Realty Trust	646	2,894
BrightSpire Capital, Inc.	2,200	12,540
Brixmor Property Group, Inc.	1,591	36,736
Broadstone Net Lease, Inc.	915	14,521
Camden Property Trust	516	56,301
CareTrust REIT, Inc.	612	15,361
CBL & Associates Properties, Inc.	204	4,770
Centerspace	64	4,328
Chatham Lodging Trust	425	3,621
Chimera Investment Corp.	977	12,501
Community Healthcare Trust, Inc.	154	3,602
COPT Defense Properties	501	12,540
CoreCivic, Inc.(a)	686	8,904
Cousins Properties, Inc.	839	19,423
Crown Castle, Inc.	2,198	214,745
CubeSmart	1,094	49,416
DiamondRock Hospitality Co.	1,103	9,320
Digital Realty Trust, Inc.	1,576	239,631
Douglas Emmett, Inc.	854	11,367
Dynex Capital, Inc.	405	4,836
Easterly Government Properties, Inc.	627	7,756
EastGroup Properties, Inc.	227	38,613
Ellington Credit Co.	1,917	13,323
Elme Communities	425	6,770
Empire State Realty Trust, Inc. - Class A	745	6,988
EPR Properties	422	17,716
Equinix, Inc.	474	358,628
Equity Commonwealth(a)	482	9,351
Equity LifeStyle Properties, Inc.	896	58,356
Equity Residential	1,885	130,706
Essential Properties Realty Trust, Inc.	830	22,999
Essex Property Trust, Inc.	322	87,648
Extra Space Storage, Inc.	1,060	164,735
Farmland Partners, Inc.	384	4,428
Federal Realty Investment Trust	414	41,802
First Industrial Realty Trust, Inc.	645	30,644
Four Corners Property Trust, Inc.	497	12,261
Franklin BSP Realty Trust, Inc.	422	5,317
Gaming and Leisure Properties, Inc.	1,308	59,135
Getty Realty Corp.	219	5,839
Gladstone Commercial Corp.	312	4,452
Gladstone Land Corp.	269	3,683
Global Medical REIT, Inc.	581	5,275
Global Net Lease, Inc.	842	6,189

The accompanying notes are an integral part of these financial statements.

56

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Granite Point Mortgage Trust, Inc.	3,969	$ 11,788
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	773	22,881
Healthcare Realty Trust, Inc.	2,086	34,377
Healthpeak Properties, Inc.	2,741	53,724
Highwoods Properties, Inc.	510	13,398
Host Hotels & Resorts, Inc.	3,576	64,296
Hudson Pacific Properties, Inc.	815	3,920
Independence Realty Trust, Inc.	1,266	23,725
Innovative Industrial Properties, Inc.	150	16,383
InvenTrust Properties Corp.	272	6,735
Invesco Mortgage Capital, Inc.	2,179	20,417
Invitation Homes, Inc.	3,081	110,577
Iron Mountain, Inc.	1,492	133,713
JBG SMITH Properties	497	7,569
Kilroy Realty Corp.	620	19,325
Kimco Realty Corp.	3,306	64,335
Kite Realty Group Trust	1,127	25,222
KKR Real Estate Finance Trust, Inc.	295	2,670
Ladder Capital Corp.	1,427	16,111
Lamar Advertising Co. - Class A	422	50,442
LTC Properties, Inc.	251	8,659
LXP Industrial Trust	1,665	15,185
Medical Properties Trust, Inc.(c)	2,958	12,749
MFA Financial, Inc.	1,268	13,492
Mid-America Apartment Communities, Inc.	579	82,571
National Health Investors, Inc.	228	15,442
National Storage Affiliates Trust	285	11,748
NETSTREIT Corp.	318	5,120
New York Mortgage Trust, Inc.	627	3,662
NexPoint Residential Trust, Inc.	152	6,006
NNN REIT, Inc.	936	39,874
Omega Healthcare Investors, Inc.	1,238	42,401
Orchid Island Capital, Inc.	894	7,456
Outfront Media, Inc.	722	10,325
Paramount Group, Inc.	1,239	5,737
Park Hotels & Resorts, Inc.(c)	982	14,710
Peakstone Realty Trust	296	3,138
Pebblebrook Hotel Trust	664	9,130
PennyMac Mortgage Investment Trust	450	6,187
Phillips Edison & Co., Inc.	626	20,476
Piedmont Office Realty Trust, Inc. - Class A	597	4,328
Plymouth Industrial REIT, Inc.	286	6,115
PotlatchDeltic Corp.	420	16,544
Prologis, Inc.	4,625	519,434

	Shares	Value
Public Storage	802	$ 230,695
Rayonier, Inc.	777	22,603
Ready Capital Corp.	1,095	8,957
Realty Income Corp.	4,221	222,953
Redwood Trust, Inc.	692	4,491
Regency Centers Corp.	946	58,841
Retail Opportunity Investments Corp.	725	9,012
Rexford Industrial Realty, Inc.	1,095	48,826
Rithm Capital Corp.	3,029	33,046
RLJ Lodging Trust	855	8,234
Ryman Hospitality Properties, Inc.	287	28,660
Sabra Health Care REIT, Inc.	1,058	16,293
Saul Centers, Inc.	18	662
SBA Communications Corp.	548	107,572
Service Properties Trust	584	3,002
Simon Property Group, Inc.	1,641	249,104
SITE Centers Corp.	809	11,730
SL Green Realty Corp.(c)	357	20,220
STAG Industrial, Inc.	961	34,654
Starwood Property Trust, Inc.	1,518	28,751
Summit Hotel Properties, Inc.	268	1,605
Sun Communities, Inc.	614	73,889
Sunstone Hotel Investors, Inc.	940	9,832
Tanger, Inc.	583	15,805
Terreno Realty Corp.	399	23,613
The GEO Group, Inc.(a)	632	9,076
The Macerich Co.	1,161	17,926
TPG RE Finance Trust, Inc.	1,158	10,005
Two Harbors Investment Corp.	891	11,770
UDR, Inc.	1,607	66,128
UMH Properties, Inc.	256	4,093
Uniti Group, Inc.	1,189	3,472
Universal Health Realty Income Trust	117	4,579
Urban Edge Properties	694	12,818
Ventas, Inc.	2,019	103,494
Veris Residential, Inc.	312	4,680
VICI Properties, Inc.	5,188	148,584
Vornado Realty Trust	895	23,530
Welltower, Inc.	2,858	297,946
Weyerhaeuser Co.	3,665	104,049
WP Carey, Inc.	1,041	57,307
Xenia Hotels & Resorts, Inc.	560	8,025
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,338,209)		6,646,107

The accompanying notes are an integral part of these financial statements.

57

Wilshire 5000 IndexSM Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Contracts	Value
RIGHTS - 0.0%(e)
ABIOMED, Inc., Expires , Exercise Price $0.00(a)(b)	239	$0
AMR CORP ESCROW, Expires , Exercise Price $0.00(a)(b)	3,275	0
Bristol-Myers Squibb Co., Expires 01/24/2025, Exercise Price $12.00(a)(b)	277	0
TOTAL RIGHTS (Cost $0)		0

TOTAL INVESTMENTS - 98.2% (Cost $61,234,615)	$263,228,232
Money Market Deposit Account - 2.1%(f)(g)	5,598,220
Liabilities in Excess of Other Assets - (0.3)%	(798,016)
TOTAL NET ASSETS - 100.0%	$268,028,436

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AMBAC - American Municipal Bond Assurance Corporation
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(c)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $805,556 which represented 0.3% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	Represents less than 0.05% of net assets.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(g)	All or a portion of this deposit account has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $848,882.
The accompanying notes are an integral part of these financial statements.

58

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 80.8%
Australia - 1.9%
Accent Group Ltd.	50,528	$ 65,070
Atlassian Corp. - Class A(a)	8,780	1,553,006
Audinate Group Ltd.(a)	5,561	58,427
Aussie Broadband Ltd.(a)	12,686	29,187
BHP Group Ltd.	5,289	151,511
Boral Ltd.	22,769	86,730
Centuria Capital Group	19,968	21,839
Cettire Ltd.(a)	17,708	13,703
Cochlear Ltd.	51	11,262
Computershare Ltd.	8,333	146,382
CSL Ltd.	157	30,787
Data#3 Ltd.	23,929	133,162
Emeco Holdings Ltd.	57,028	27,052
Fortescue Metals Group Ltd.	267	3,814
Inghams Group Ltd.	25,990	62,740
Insurance Australia Group Ltd.	25,229	120,096
Jumbo Interactive Ltd.	1,924	22,241
Mader Group Ltd.	6,327	26,503
Medibank Pvt Ltd.	75,817	188,509
Monadelphous Group Ltd.	13,486	114,905
Neuren Pharmaceuticals Ltd.(a)	2,337	32,981
Nick Scali Ltd.	2,593	23,806
Northern Star Resources Ltd.	21,540	185,097
OceanaGold Corp.	17,869	41,014
Perenti Ltd.	187,542	124,825
Perseus Mining Ltd.	114,133	177,106
Pro Medicus Ltd.	1,248	118,507
QBE Insurance Group Ltd.	854	9,904
Ramelius Resources Ltd.	68,055	86,301
REA Group Ltd.	390	50,876
Regis Healthcare Ltd.	7,624	22,162
Seven Group Holdings Ltd.	5,665	141,723
Seven West Media Ltd.(a)	71,252	8,780
Technology One Ltd.	11,696	144,469
Wesfarmers Ltd.	923	39,970
Westgold Resources Ltd.	13,707	21,924
Yancoal Australia Ltd.	7,717	34,042
		4,130,413
Austria - 0.3%
ANDRITZ AG	1,457	89,923
Erste Group Bank AG	2,358	111,677
Kontron AG	2,128	43,793
Porr Ag	6,295	94,150
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,298	238,332
		577,875
Belgium - 0.2%
Colruyt Group N.V	2,529	120,755
Fagron	1,080	21,074
Melexis NV	1,442	123,231

	Shares	Value
Titan Cement International SA	3,103	$ 97,023
X-Fab Silicon Foundries SE(a)(b)	3,818	24,261
		386,344
Bermuda - 0.7%
Arch Capital Group Ltd.(a)	16,190	1,633,409
Brazil - 1.4%
Ambev SA	448,000	915,218
Banco do Brasil SA	58,200	277,252
BB Seguridade Participacoes SA	2,600	15,339
Cia de Saneamento do Parana	23,400	114,779
CPFL Energia SA	8,300	48,686
Cury Construtora e Incorporadora SA	12,900	47,538
Klabin SA	22,220	85,182
Marcopolo SA	72,800	64,464
NU Holdings Ltd. - Class A(a)	107,950	1,391,476
TIM SA	30,400	86,630
Vibra Energia SA	12,200	45,656
		3,092,220
Britain - 9.2%
3i Group PLC	31,385	1,210,321
4imprint Group PLC	1,730	127,420
Allfunds Group PLC	10,959	61,315
AstraZeneca PLC	15,853	2,471,410
BAE Systems PLC	137,062	2,288,579
Barclays PLC	226,582	597,797
Beazley PLC	7,446	66,702
Bloomsbury Publishing PLC	3,510	27,779
Bodycote PLC	6,725	58,024
British American Tobacco PLC	4,537	139,467
BT Group PLC	53,438	94,865
Burberry Group PLC	2,361	26,216
Coca-Cola Europacific Partners PLC	69	5,028
Compass Group PLC	38,096	1,037,199
Cranswick PLC	1,054	59,221
Currys PLC(a)	106,869	97,334
Darktrace PLC(a)	3,511	25,615
Domino's Pizza Group PLC	26,235	101,643
Dunelm Group PLC	1,619	21,789
EnQuest PLC(a)	104,803	18,034
Ferguson PLC	7,740	1,487,436
Frasers Group PLC(a)	4,041	45,115
Future PLC	2,042	27,140
Games Workshop Group PLC	1,498	202,206
Harbour Energy PLC	17,506	69,037
HSBC Holdings PLC	158,488	1,371,549
IMI PLC	8,097	180,697
Imperial Brands PLC	5,896	150,960
InterContinental Hotels Group PLC	197	20,654
J D Wetherspoon PLC(a)	4,751	43,993
J Sainsbury PLC	226,031	729,208

The accompanying notes are an integral part of these financial statements.

59

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Britain - (Continued)
JD Sports Fashion PLC	6,107	$ 9,140
Johnson Service Group PLC	41,459	82,748
Lancashire Holdings Ltd.	9,652	74,878
Man Group PLC	61,064	186,798
Marks & Spencer Group PLC	69,749	251,190
Mitchells & Butlers PLC(a)	7,969	28,772
Molten Ventures PLC(a)	11,205	51,968
Morgan Sindall Group PLC	1,346	43,173
NatWest Group PLC	190,474	747,137
Next PLC	336	38,423
OSB Group PLC	16,496	89,518
Paragon Banking Group PLC	10,686	99,251
Pets at Home Group PLC	7,503	28,053
Reckitt Benckiser Group PLC	23,972	1,293,623
Rio Tinto PLC	2,482	163,379
Rolls-Royce Holdings PLC(a)	48,245	278,875
Serco Group PLC	58,650	133,328
Serica Energy PLC	11,957	20,556
Shell PLC	4,909	176,416
Shell PLC	28,898	1,038,180
Standard Chartered PLC	66,613	600,199
Stolt-Nielsen Ltd.	3,992	188,827
Tesco PLC	320,736	1,241,718
TI Fluid Systems PLC(b)	10,835	17,876
Travis Perkins PLC(a)	24,814	241,514
Tullow Oil PLC(a)	45,344	18,365
Unilever PLC	891	49,056
Vodafone Group PLC	122,856	108,239
Volution Group PLC	7,867	44,746
Wise PLC - Class A(a)	10,351	89,043
		20,298,742
Canada - 4.7%
ADENTRA, Inc.	1,566	42,663
AGF Mangement Ltd. - Class B	5,091	31,445
Alamos Gold, Inc. - Class A	6,294	98,731
Badger Infrastructure Solutions Ltd.	1,953	58,802
Barrick Gold Corp.	2,600	43,370
Bird Construction, Inc.	3,311	64,911
Bombardier, Inc. - Class B(a)	468	30,012
Brookfield Asset Management Ltd. - Class A	5,400	205,571
Brookfield Corp.	3,600	149,731
Calibre Mining Corp.(a)	75,848	99,796
Cameco Corp.	300	14,760
Canadian Natural Resources Ltd.	32,740	1,166,200
Canadian Pacific Kansas City Ltd.	26,940	2,120,986
CCL Industries, Inc. - Class B	4,800	252,412
Cenovus Energy, Inc.	7,900	155,280
CES Energy Solutions Corp.	7,502	42,225
CI Financial Corp.	17,900	188,414
Cogeco, Inc.	2,507	88,328

	Shares	Value
Docebo, Inc.(a)	734	$ 28,345
Dollarama, Inc.	3,000	273,915
Dundee Precious Metals, Inc.	17,724	138,755
Enbridge, Inc.	2,500	88,940
Fairfax Financial Holdings Ltd.	74	84,184
First Quantum Minerals Ltd.	2,100	27,585
Fortuna Silver Mines, Inc.(a)	3,864	18,896
George Weston Ltd.	350	50,346
iA Financial Corp., Inc.	747	46,910
IAMGOLD Corp.(a)	17,109	64,281
IGM Financial, Inc.	3,000	82,826
Kinross Gold Corp.	19,100	159,021
Magna International, Inc.	17,345	726,993
Magna International, Inc.	5,495	230,241
MDA Space Ltd.(a)	3,290	32,851
MEG Energy Corp.(a)	3,020	64,614
New Gold, Inc.(a)	20,913	41,274
North American Construction Group Ltd.	5,743	110,742
Northland Power, Inc.	5,100	87,681
Obsidian Energy Ltd.(a)	7,113	53,242
Onex Corp.	1,100	74,794
Parkland Corp.(a)	3,800	106,524
Pason Systems, Inc.	5,598	75,415
Precision Drilling Corp.(a)	426	29,956
Propel Holdings, Inc.	1,270	22,716
Quebecor, Inc. - Class B	3,800	80,192
Resolute Forest Products(a)(c)	1,388	0
Rogers Sugar, Inc.	14,831	60,493
Shopify, Inc. - Class A(a)	1,100	72,695
Sienna Senior Living, Inc.	14,164	147,536
Silvercorp Metals, Inc.	11,339	37,961
SilverCrest Metals, Inc.(a)	4,966	40,583
Sun Life Financial, Inc.	2,600	127,487
Suncor Energy, Inc.	1,000	38,120
The Descartes Systems Group, Inc.(a)	500	48,445
Thomson Reuters Corp.	1,930	325,337
TMX Group Ltd.	5,300	147,527
Torex Gold Resources, Inc.(a)	2,559	39,656
Transcontinental, Inc. - Class A	5,653	62,478
Vermilion Energy, Inc.	2,815	30,989
Waste Connections, Inc.	7,300	1,280,128
Winpak Ltd.	814	26,567
WSP Global, Inc.	1,600	249,149
		10,390,027
Chile - 0.0%(d)
Cia Sud Americana de Vapores SA	16	1
Empresa Nacional de Telecomunicaciones SA	6,177	18,294
Enel Chile SA	32,107	1,811
		20,106

The accompanying notes are an integral part of these financial statements.

60

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - 3.7%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	4,800	$ 8,608
Alibaba Group Holding Ltd.	155,048	1,393,895
Aluminum Corp. of China Ltd. - Class H	38,000	25,925
ANE Cayman, Inc.(a)	65,000	56,220
ANTA Sports Products Ltd.	1,900	18,099
Atour Lifestyle Holdings Ltd. - ADR	1,256	23,048
Autohome, Inc. - ADR	143	3,925
Baidu, Inc. - ADR(a)	3,345	289,276
Baidu, Inc. - Class A(a)	16,900	182,885
Bank of Beijing Co. Ltd.	44,700	35,919
Bank of Jiangsu Co. Ltd. - Class A	28,606	29,224
Bank of Ningbo Co. Ltd. - Class A	2,100	6,377
Baoshan Iron & Steel Co. Ltd. - Class A	48,232	44,151
Beijing Jingneng Clean Energy Co. Ltd.	98,000	23,352
Beijing New Building Materials PLC - Class A	2,600	10,605
Bilibili, Inc. - Class Z(a)	880	13,725
Binjiang Service Group Co. Ltd.	8,500	17,876
BYD Co. Ltd. - Class H	3,000	89,033
Chaoju Eye Care Holdings Ltd.	37,500	14,225
China BlueChemical Ltd. - Class H	132,000	37,540
China CITIC Bank Corp. Ltd. - H Shares - Class H	8,000	5,125
China CSSC Holdings Ltd. - Class A	6,200	34,750
China Merchants Bank Co. Ltd. - Class H	107,500	488,242
China Resources Medical Holdings Co. Ltd.	98,000	44,271
China Shenhua Energy Co. Ltd. - Class H	6,000	27,617
China Three Gorges Renewables Group Co. Ltd. - Class A	60,600	36,370
China Yangtze Power Co. Ltd. - Class A	18,600	74,058
Chongqing Changan Automobile Co. Ltd. - Class A	18,100	33,467
CIMC Enric Holdings Ltd.	22,000	22,165
CMOC Group Ltd. - Class A	37,400	43,600
CMOC Group Ltd. - Class H	36,000	32,803
CRRC Corp. Ltd. - Class A	20,570	21,247
Dongyue Group Ltd.	23,000	24,999
E-Commodities Holdings Ltd.	132,000	24,864
Eoptolink Technology, Inc. Ltd.	1,500	21,856
FAW Jiefang Group Co. Ltd.	3,600	3,881
FinVolution Group - ADR	8,299	39,586
First Tractor Co. Ltd. - Class H	70,000	66,188

	Shares	Value
Fu Shou Yuan International Group Ltd.	86,000	$ 53,613
Fufeng Group Ltd.	111,000	75,375
GF Securities Co. Ltd. - Class H	173,600	144,001
Goneo Group Co. Ltd. - Class A	1,334	14,161
Great Wall Motor Co., Ltd. - Class H	42,500	65,489
Gree Electric Appliances, Inc. of Zhuhai - Class A	5,200	28,075
Greentown Management Holdings Co. Ltd.(b)	24,000	16,678
Guanghui Energy Co. Ltd. - Class A	4,500	4,146
Guangzhou Haige Communications Group, Inc. Co. - Class A	3,000	4,280
Haier Smart Home Co. Ltd. - Class H	251,000	838,654
Huadian Power International Corp. Ltd. - Class A	18,000	17,203
JD.com, Inc. - Class A	8,100	104,648
Jiangxi Copper Co. Ltd. - Class A	4,500	14,615
Jiangxi Copper Co. Ltd. - Class H	39,000	77,433
JNBY Design Ltd.	51,000	99,377
Kingnet Network Co. Ltd.	1,700	2,229
Kingsoft Corp. Ltd.	9,200	26,551
Kweichow Moutai Co. Ltd. - Class A	800	161,346
LexinFintech Holdings Ltd. - ADR	13,528	22,321
Li Auto, Inc. - Class A(a)	2,900	25,895
Lonking Holdings Ltd.	464,000	86,637
Luzhou Laojiao Co. Ltd. - Class A - Class A	200	3,953
MINISO Group Holding Ltd.	8,800	41,962
NetEase, Inc.	4,900	93,552
People's Insurance Co. Group of China Ltd. - Class H	86,000	29,501
PetroChina Co. Ltd. - Class H	106,000	107,214
PICC Property & Casualty Co. Ltd. - Class H - Class H	4,000	4,963
Qifu Technology, Inc. - ADR	3,255	64,221
SDIC Power Holdings Co. Ltd. - Class A	15,800	39,666
Shaanxi Coal Industry Co. Ltd. - Class A	6,200	22,009
Shandong Gold Mining Co. Ltd. - Class A	1,100	4,101
Shanghai Chicmax Cosmetic Co. Ltd.	3,300	17,493
Shanghai Construction Group Co. Ltd. - Class A	14,000	4,143
Shanghai Electric Power Co. Ltd. - Class A	6,000	8,169
Shenzhen Capchem Technology Co. Ltd. - Class A	600	2,359
Sichuan Swellfun Co. Ltd. - Class A	1,000	5,178
Sinomine Resource Group Co. Ltd. - Class A	1,600	5,899

The accompanying notes are an integral part of these financial statements.

61

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
China - (Continued)
Sinopec Engineering Group Co. Ltd. - Class H	215,000	$ 148,647
Sinotruk Hong Kong Ltd.	18,000	46,691
Tencent Holdings Ltd.	13,480	639,774
Tencent Music Entertainment Group - ADR	14,712	206,704
Tianqi Lithium Corp. - Class A	3,200	13,166
Tongcheng Travel Holdings Ltd.	46,800	93,112
Tongling Nonferrous Metals Group Co. Ltd. - Class A	8,100	4,011
Trip.com Group Ltd.(a)	1,920	90,912
Vipshop Holdings Ltd. - ADR	11,985	156,045
Weichai Power Co. Ltd. - Class A	12,412	27,752
Weichai Power Co. Ltd. - Class H	324,000	617,616
Weilong Delicious Global Holdings Ltd.	28,400	19,996
Western Mining Co. Ltd. - Class A	3,300	8,123
Xiamen C & D, Inc. - Class A	6,600	8,113
Xiamen Tungsten Co. Ltd.	1,400	3,316
Yangzijiang Shipbuilding Holdings Ltd.	134,100	242,809
YiChang HEC ChangJiang Pharmaceutical Co. Ltd. - Class H(a)(b)	14,800	17,734
Yintai Gold Co. Ltd. - Class A	5,900	13,165
YongXing Special Materials Technology Co. Ltd. - Class A	900	4,430
Yuexiu Services Group Ltd.	124,500	49,557
Yunnan Aluminium Co. Ltd. - Class A	7,500	13,914
Yunnan Chihong Zinc&Germanium Co. Ltd.	11,000	8,055
Yutong Bus Co. Ltd. - Class A	3,500	12,439
ZEEKR Intelligent Technology Holding Ltd. - ADR(a)	1	15
Zhejiang Century Huatong Group Co. Ltd. - Class A(a)	15,800	7,465
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. - Class A	2,900	11,456
Zoomlion Heavy Industry Science and Technology Co. Ltd. - Class A - Class A	14,970	15,828
		8,186,952
Colombia - 0.0%(d)
Bancolombia SA	404	3,436
Czech Republic - 0.0%(d)
CEZ AS	830	31,219
Denmark - 3.1%
ALK-Abello AS(a)	8,178	178,680
Carlsberg AS - Class B	64	7,659
Danske Bank AS	16,168	481,342

	Shares	Value
Demant AS(a)	121	$ 5,230
Dfds AS	1,104	31,097
Genmab AS(a)	1,707	428,080
H Lundbeck AS	14,822	82,686
H Lundbeck AS - Class A	4,773	22,878
NKT AS(a)	420	36,594
Novo Nordisk AS	37,119	5,302,678
Pandora A/S	28	4,206
Per Aarsleff Holding AS	2,494	136,520
ROCKWOOL AS - Class B	335	135,772
		6,853,422
Egypt - 0.0%(d)
Abou Kir Fertilizers & Chemical Industries	26,954	32,886
Telecom Egypt Co.	26,840	17,413
		50,299
Finland - 0.9%
Incap Oyj(a)	2,110	26,810
Kemira Oyj	3,165	77,113
Nokia Oyj	352,322	1,340,422
Nordea Bank Abp	45,737	542,913
Orion Oyj - Class B	114	4,866
Wartsila OYJ Abp	1,697	32,656
		2,024,780
France - 6.5%
Accor SA	11,126	458,718
Air Liquide SA	38	6,542
Amundi SA(b)	14,987	961,679
AXA SA	797	26,243
Bouygues SA	4,702	150,576
Bureau Veritas SA	3,911	107,952
Capgemini SE	574	113,693
Carrefour SA	1,091	15,416
Catana Group	7,520	34,379
CGG SA(a)	85,567	43,338
Cie Generale des Etablissements Michelin SCA	32,649	1,259,760
Dassault Systemes SE	5,050	190,104
Eiffage SA	762	70,351
Elis SA	4,094	89,102
Hermes International	138	317,635
Jacquet Metals SACA	893	14,000
Kaufman & Broad SA	605	16,539
La Francaise des Jeux SAEM(b)	3,111	105,613
L’Oreal SA	2,643	1,162,165
LVMH Moet Hennessy Louis Vuitton SE	1,580	1,213,363
Mersen SA	1,384	47,093
Publicis Groupe SA	1,685	178,599
Renault SA	87	4,437
Rexel SA	47,838	1,230,712
Rubis SCA	4,175	117,771
Safran SA	9,513	2,001,400

The accompanying notes are an integral part of these financial statements.

62

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
France - (Continued)
Sanofi	14,448	$ 1,388,761
Schneider Electric SE	4,830	1,152,456
SEB SA	592	60,361
Societe BIC SA	269	15,831
Societe Generale SA	6,002	140,138
Sopra Steria Group SACA	280	54,284
Teleperformance SE	13,342	1,399,462
Thales SA	287	46,117
Verallia SA(b)	3,952	143,792
Vinci SA	876	92,151
		14,430,533
Germany - 3.3%
Amadeus Fire AG	961	109,213
Atoss Software AG	2,006	240,134
BASF SE	29,453	1,423,188
Bayer AG	24,942	705,334
Cliq Digital AG	2,490	18,018
Commerzbank AG	16,868	256,210
Covestro AG(a)(b)	13,567	795,253
CTS Eventim AG & Co. KGaA	1,164	97,152
Daimler Truck Holding AG	32,065	1,275,694
Deutsche Rohstoff AG	743	30,712
Evonik Industries AG	211	4,304
Fresenius Medical Care AG & Co. KGaA	19,413	742,407
Heidelberg Materials AG	495	51,294
Ionos SE(a)	965	26,289
KION Group AG	712	29,798
Knorr-Bremse AG	2,663	203,361
Krones AG	313	39,283
LEG Immobilien SE	874	71,367
MBB SE	234	25,959
Mensch und Maschine Software SE	391	23,122
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	211	105,507
Nemetschek SE	1,306	128,431
Puma SE	1,808	83,094
Rational AG	100	83,357
SAP SE	1,515	307,598
Siemens AG	1,042	193,801
SMA Solar Technology AG	329	9,287
SUESS MicroTec SE	3,930	258,837
thyssenkrupp AG	5,184	22,449
TUI AG(a)	2,587	18,236
		7,378,689
Greece - 0.1%
Aegean Airlines SA	2,638	32,954
FF Group(a)(c)	2,880	0
Hellenic Telecommunications Organization SA	2,400	34,551
JUMBO SA	1,032	29,611

	Shares	Value
National Bank of Greece SA(a)	1,556	$ 12,977
Piraeus Financial Holdings SA(a)	2,621	9,565
		119,658
Hong Kong - 1.4%
AIA Group Ltd.	23,600	160,030
Bank of East Asia Ltd.	29,400	37,336
BOC Hong Kong Holdings Ltd.	15,500	47,845
Bosideng International Holdings Ltd.	8,000	4,983
Brilliance China Automotive Holdings Ltd.	294,000	309,078
China Overseas Land & Investment Ltd.	676,000	1,170,971
China Overseas Property Holdings Ltd.	20,000	11,940
CLP Holdings Ltd.	500	4,043
Cowell e Holdings, Inc.(a)	10,000	31,344
Dah Sing Banking Group Ltd.	96,400	80,251
First Pacific Co. Ltd.	204,000	94,810
Galaxy Entertainment Group Ltd.	127,000	591,565
Geely Automobile Holdings Ltd.	18,000	20,249
Gemdale Properties & Investment Corp. Ltd.	1,008,000	31,722
Hong Kong & China Gas Co. Ltd.	14,000	10,645
Hong Kong Exchanges & Clearing Ltd.	700	22,303
HUTCHMED China Ltd.(a)	11,000	38,618
JS Global Lifestyle Co. Ltd.(b)	235,500	46,236
Kunlun Energy Co. Ltd.	36,000	37,240
Man Wah Holdings Ltd.	44,400	30,490
Sinofert Holdings Ltd.	476,000	60,844
Skyworth Group Ltd.	84,000	33,121
Stella International Holdings Ltd.	17,500	35,519
Theme International Holdings Ltd.	300,000	18,784
United Laboratories International Holdings Ltd.	62,000	65,528
Wasion Holdings Ltd.	26,000	22,767
Wharf Real Estate Investment Co. Ltd.	1,000	2,643
Yue Yuen Industrial Holdings Ltd.	22,500	43,486
		3,064,391
Hungary - 0.3%
Magyar Telekom Telecommunications PLC	35,265	99,636
OTP Bank Nyrt	9,236	457,925
		557,561
India - 2.9%
ABB India Ltd.	1,838	186,523
Adani Green Energy Ltd.(a)	1,157	24,608
Ahluwalia Contracts India Ltd.	1,597	23,760
Ajanta Pharma Ltd.	4,884	133,919
Alembic Pharmaceuticals Ltd.	2,195	23,052
Allcargo Logistics Ltd.(a)	33,051	23,864

The accompanying notes are an integral part of these financial statements.

63

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
India - (Continued)
Angel One Ltd.	651	$ 20,157
Archean Chemical Industries Ltd.	2,828	22,694
Bajaj Auto Ltd	763	86,790
Bank of Baroda	21,114	69,644
BEML Ltd.	640	33,876
Bharat Electronics Ltd.	8,914	32,508
Bharat Petroleum Corp. Ltd.	55,744	201,865
Britannia Industries Ltd.(a)	283	18,587
Can Fin Homes Ltd.	2,761	30,176
CG Power & Industrial Solutions Ltd.	7,965	66,877
Chennai Petroleum Corp. Ltd.	4,302	50,442
CMS Info Systems Ltd.	9,571	56,346
Coal India Ltd.	35,110	198,278
CRISIL Ltd.	412	20,957
Cummins India Ltd.	620	29,399
Dr Reddy's Laboratories Ltd.	1,064	81,507
Fusion Micro Finance Ltd.(a)	6,150	33,004
GHCL Ltd.	6,864	46,381
Godawari Power and Ispat Ltd.	18,279	231,747
Great Eastern Shipping Co. Ltd.	14,405	210,783
Gujarat Pipavav Port Ltd.	18,177	45,385
Gujarat State Petronet Ltd.	4,852	17,183
Happy Forgings Ltd.(a)	1,423	20,721
Hero MotoCorp Ltd.	2,342	156,616
Hindustan Aeronautics Ltd.(a)	575	36,266
ICICI Bank Ltd. - ADR	51,640	1,487,748
Indian Oil Corp. Ltd.	5,608	11,063
Jupiter Life Line Hospitals Ltd.(a)	1,375	21,424
Kaveri Seed Co. Ltd.	8,084	90,298
Kirloskar Ferrous Industries Ltd.	2,160	17,758
KPIT Technologies Ltd.	1,880	36,733
Manappuram Finance Ltd.	23,361	58,150
Motilal Oswal Financial Services Ltd.	21,824	159,848
Narayana Hrudayalaya Ltd.	3,551	51,268
NESCO Ltd.	8,997	99,492
NMDC Steel Ltd.(a)	32,328	21,827
Oil & Natural Gas Corp. Ltd.	57,052	186,747
Oil India Ltd.	7,170	61,919
Petronet LNG Ltd.	25,721	101,549
PI Industries Ltd.	1,991	90,453
Power Grid Corp. of India Ltd.	129,275	510,238
Procter & Gamble Health Ltd.	1,081	65,507
PTC India Ltd.	61,347	150,312
Punjab National Bank	3,119	4,602
Rainbow Children's Medicare Ltd.	2,395	35,806
Sanghvi Movers Ltd.	3,545	44,814
Sarda Energy & Minerals Ltd.	18,540	51,356
Shyam Metalics & Energy Ltd.	4,590	36,688
Siemens Ltd.	912	83,968
Sun TV Network Ltd.	3,889	34,977

	Shares	Value
Sunteck Realty Ltd.	6,780	$ 45,403
Syngene International Ltd.(b)	10,085	85,633
Tata Motors Ltd.	20,671	244,407
The Karur Vysya Bank Ltd.	55,168	136,363
UltraTech Cement Ltd.	1,352	188,555
		6,448,821
Indonesia - 0.3%
Adaro Energy Indonesia Tbk PT	303,700	51,766
Astra International Tbk PT	220,500	59,924
Astra Otoparts Tbk PT	186,500	21,584
Bank Rakyat Indonesia Persero Tbk PT	1,336,700	372,911
Ciputra Development Tbk PT	689,500	47,623
Pakuwon Jati Tbk PT	3,205,100	71,452
Summarecon Agung Tbk PT	924,100	28,221
Triputra Agro Persada PT	785,600	26,844
United Tractors Tbk PT	52,300	70,189
		750,514
Ireland - 2.4%
Bank of Ireland Group PLC	97,440	1,015,098
Cairn Homes PLC	17,126	29,155
Experian PLC	32,041	1,485,857
ICON PLC(a)	7,650	2,398,046
James Hardie Industries PLC(a)	3,737	118,702
PDD Holdings, Inc. - ADR(a)	2,714	360,826
		5,407,684
Israel - 0.7%
Ashdod Refinery Ltd.	884	13,509
Cellebrite DI Ltd.(a)(e)	7,994	95,528
Isras Investment Co. Ltd.	621	108,152
Ituran Location and Control Ltd.	2,480	61,107
Monday.com Ltd.(a)	4,660	1,121,942
Nova Ltd.(a)	830	194,660
Oil Refineries Ltd.	169,666	39,060
		1,633,958
Italy - 2.5%
Anima Holding SpA(b)	10,594	52,692
Banca Monte dei Paschi di Siena SpA	12,252	57,158
Banco BPM SpA	12,205	78,953
BPER Banca	7,677	38,902
Buzzi SpA	4,442	179,251
Danieli & C Officine Meccaniche SpA	1,380	39,256
Enel SpA	145,495	1,014,902
Ferrari NV	5,776	2,361,565
Fincantieri SpA(a)	7,701	37,440
Intesa Sanpaolo SpA	171,166	639,120
Iren SpA	11,747	24,387
Iveco Group NV	15,516	174,776
Leonardo SpA	3,071	71,582
Moncler SpA	1,036	63,446

The accompanying notes are an integral part of these financial statements.

64

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Italy - (Continued)
OVS SpA(b)	17,342	$ 45,925
Recordati Industria Chimica e Farmaceutica SpA	2,947	154,103
Reply SpA	388	57,414
UniCredit SpA	9,615	358,259
Unipol Gruppo SpA	2,261	22,388
Webuild SpA	56,121	122,671
		5,594,190
Japan - 9.1%
Abalance Corp.	1,200	10,781
Aeon Co. Ltd.	1,500	32,113
Aeon Hokkaido Corp.	17,500	98,874
Aica Kogyo Co. Ltd.	7,200	156,983
Anycolor, Inc.(a)	1,400	24,115
AOKI Holdings, Inc.	4,300	35,730
Aoyama Trading Co. Ltd.	18,600	172,470
Asics Corp.	8,000	123,104
Avex, Inc.	9,100	77,215
Axell Corp.	1,500	13,739
Bank of Iwate Ltd.	1,400	25,017
Bridgestone Corp.	100	3,941
Canon, Inc.	11,500	312,480
Capcom Co. Ltd.	300	5,674
Chiyoda Corp.(a)	35,300	66,118
Chubu Electric Power Co., Inc.	13,200	156,440
Chugoku Electric Power Co., Inc.	19,600	128,099
Concordia Financial Group Ltd.	1,400	8,236
Credit Saison Co. Ltd.	1,600	33,308
Cybozu, Inc.	1,800	22,463
Dai-ichi Life Holdings, Inc.	1,100	29,533
Daiseki Eco. Solution Co. Ltd.	2,900	18,658
DD GROUP Co. Ltd.(a)	2,600	19,186
Disco Corp.	300	114,952
Dowa Holdings Co. Ltd.	900	32,077
Endo Lighting Corp.	2,700	25,807
ENEOS Holdings, Inc.	36,300	187,212
Fast Retailing Co. Ltd.	200	50,739
Ferrotec Holdings Corp.	3,800	65,827
Fuji Co. Ltd.	1,400	17,568
Fuji Seal International, Inc.	3,100	47,593
Fukuoka Financial Group, Inc.	16,300	437,443
GS Yuasa Corp.	11,200	222,854
H.U. Group Holdings, Inc.	1,300	18,964
Hachijuni Bank Ltd.	9,500	62,005
Hagihara Industries, Inc.	4,900	47,839
Hanwa Co. Ltd.	2,900	111,390
Heiwa Corp.	7,800	100,447
Hisamitsu Pharmaceutical Co., Inc.	900	20,820
Hitachi Ltd.	7,500	169,061
Honda Motor Co. Ltd.	48,400	520,672
Hyakugo Bank Ltd.	24,600	105,889

	Shares	Value
Idemitsu Kosan Co. Ltd.	5,000	$ 32,476
Inpex Corp.	11,300	166,867
Insource Co. Ltd.	3,100	17,012
Ishizuka Glass Co. Ltd.	1,100	20,172
Isuzu Motors Ltd.	13,500	179,393
J Trust Co. Ltd.	14,600	37,045
Japan Communications, Inc.(a)	29,000	33,974
Japan Post Bank Co. Ltd.	14,300	135,373
Japan Post Holdings Co. Ltd.	1,500	14,909
Japan Tobacco, Inc.(e)	5,000	135,360
JINS Holdings, Inc.	2,200	53,744
Juroku Financial Group, Inc.	2,500	74,225
Justsystems Corp.	1,600	30,022
Kansai Electric Power Co Inc/The	1,300	21,896
Kansai Paint Co. Ltd.	2,800	45,080
KDDI Corp.	500	13,250
Kintetsu Department Store Co. Ltd.	2,200	31,040
Komatsu Ltd.	36,100	1,050,581
Konica Minolta, Inc.	7,000	19,409
Koshidaka Holdings Co. Ltd.	8,400	45,260
Kumiai Chemical Industry Co. Ltd.	4,300	21,566
Kyoei Steel Ltd.	7,100	92,390
Lasertec Corp.	600	135,561
Leopalace21 Corp.	6,000	19,223
Makita Corp.	4,500	122,888
Management Solutions Co. Ltd.	1,800	16,212
Marubeni Corp.	10,400	194,269
Maruzen Showa Unyu Co. Ltd.	2,300	78,462
Matsuda Sangyo Co. Ltd.	7,700	140,312
Mazda Motor Corp.	22,500	218,660
MCJ Co. Ltd.	6,900	64,762
Megmilk Snow Brand Co. Ltd.	8,800	142,304
MINEBEA MITSUMI, Inc.	42,800	882,664
Miroku Jyoho Service Co. Ltd.	3,900	48,312
Mitsubishi Electric Corp.	4,100	65,542
Mitsubishi Motors Corp.	62,800	173,558
Mitsubishi UFJ Financial Group, Inc.	21,600	233,040
Mitsui & Co. Ltd.	2,800	63,873
Mizuho Financial Group, Inc.	21,700	454,406
Morinaga Milk Industry Co. Ltd.	7,400	154,914
MS&AD Insurance Group Holdings, Inc.	19,300	431,106
MTG Co. Ltd.	4,300	40,505
Namura Shipbuilding Co. Ltd.	3,500	52,748
NEC Corp.	3,900	318,905
NET One Systems Co. Ltd.	4,300	78,855
Nexon Co. Ltd.	4,900	91,004
NGK Insulators Ltd.	9,000	115,106
Nichicon Corp.	16,000	119,234
Nikkiso Co. Ltd.	14,200	102,074
Nippon Paper Industries Co. Ltd.	20,800	124,007
Nippon Sheet Glass Co. Ltd.(a)	7,200	18,965
Nippon Shinyaku Co. Ltd.	1,900	38,382

The accompanying notes are an integral part of these financial statements.

65

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Japan - (Continued)
Nipro Corp.	5,500	$ 43,213
Nishi-Nippon Railroad Co. Ltd.	10,300	165,103
Nitto Denko Corp.	700	55,493
NPC, Inc./Japan	3,200	24,224
NTN Corp.	72,600	145,258
Oita Bank Ltd.	2,400	53,256
Olympus Corp.	25,200	405,415
Ono Pharmaceutical Co. Ltd.	14,000	191,163
Optorun Co. Ltd.	1,300	16,428
Oriental Shiraishi Corp.	53,200	119,584
ORIX Corp.	700	15,530
Osaka Gas Co. Ltd.	1,500	33,116
Pan Pacific International Holdings Corp.	2,900	68,046
Pressance Corp.	11,000	133,841
Prestige International, Inc.	9,400	41,147
Rakus Co. Ltd.	6,000	76,986
Recruit Holdings Co. Ltd.	1,700	91,492
Renesas Electronics Corp.	11,400	215,244
Resona Holdings, Inc.	124,700	828,016
Round One Corp.	12,300	63,340
Sac's Bar Holdings, Inc.	4,000	20,239
Sakata INX Corp.	18,200	204,946
San ju San Financial Group, Inc.	3,900	52,107
San-Ai Obbli Co. Ltd.	4,400	56,641
Sanko Gosei Ltd.	8,000	36,049
Sanyo Shokai Ltd.	3,700	55,411
SCREEN Holdings Co. Ltd.	800	72,873
SCSK Corp.	5,500	109,577
Shibaura Machine Co. Ltd.	1,900	45,441
Siix Corp.	13,600	108,963
Skymark Airlines, Inc.	6,100	26,815
Solasto Corp.	15,900	46,142
Sompo Holdings, Inc.	4,200	89,742
Sony Group Corp.	600	50,983
Subaru Corp.	9,800	208,739
Sumitomo Corp.	12,300	308,889
Sumitomo Mitsui Financial Group, Inc.	7,000	468,225
Sumitomo Rubber Industries Ltd.	8,400	83,959
Sun Frontier Fudousan Co. Ltd.	9,100	114,342
Suntory Beverage & Food Ltd.	20,800	738,364
Suzuken Co. Ltd.	700	21,255
T Hasegawa Co. Ltd.	1,000	20,894
T&D Holdings, Inc.	3,600	63,104
Takara Holdings, Inc.	12,300	83,290
Takasago International Corp.	2,100	51,562
Takeda Pharmaceutical Co. Ltd.	7,800	202,322
TDK Corp.	10,900	666,104
Tess Holdings Co. Ltd.	6,400	17,321
The 77 Bank Ltd.	2,200	61,376
The Shiga Bank Ltd.	1,800	47,314

	Shares	Value
Toei Co. Ltd.	3,100	$ 73,294
Tokai Carbon Co. Ltd.	14,400	82,544
Tokyo Century Corp.	1,900	17,841
Tokyo Electron Ltd.	1,200	263,516
Tokyo Gas Co. Ltd.	10,900	232,554
Tokyo Steel Manufacturing Co. Ltd.	5,500	55,865
Tokyu Fudosan Holdings Corp.	4,800	32,200
Toray Industries, Inc.	114,900	542,635
Toyo Engineering Corp.	10,800	59,174
Toyoda Gosei Co. Ltd.	1,400	24,700
Toyota Boshoku Corp.	1,300	17,214
Toyota Motor Corp.	8,800	181,177
Toyota Tsusho Corp.	6,300	123,367
Traders Holdings Co. Ltd.	5,800	28,175
Unicharm Corp.	4,800	153,784
United Arrows Ltd.	1,600	19,733
Universal Entertainment Corp.	9,200	90,365
World Co. Ltd.	1,500	19,694
YAMABIKO Corp.	11,500	163,857
ZERIA Pharmaceutical Co. Ltd.	8,400	110,445
		20,155,351
Luxembourg - 0.4%
ArcelorMittal SA	40,748	928,984
Malaysia - 0.3%
Bumi Armada Bhd(a)	207,100	24,594
CIMB Group Holdings Bhd	3,500	5,036
Dialog Group Bhd	207,200	104,790
Eco World Development Group Bhd	84,300	26,762
Fraser & Neave Holdings Bhd	10,700	72,100
Genting Bhd	2,700	2,693
MISC Bhd	46,200	83,277
My EG Services Bhd	121,900	26,381
Sime Darby Bhd	8,500	4,717
Sime Darby Property Bhd	470,500	133,511
SP Setia Bhd Group	204,700	59,727
YTL Power International Bhd	24,200	24,640
		568,228
Mexico - 0.2%
Arca Continental SAB de CV	2,500	24,583
Cemex SAB de CV	74,100	47,388
Coca-Cola Femsa SAB de CV	3,810	32,771
Controladora Vuela Cia de Aviacion SAB de CV - Class A - Class A(a)	116,500	73,804
GCC SAB de CV	4,800	45,248
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	8,486
Grupo Financiero Banorte SAB de CV	200	1,557
Grupo Mexico SAB de CV - Class B	23,500	126,793

The accompanying notes are an integral part of these financial statements.

66

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Mexico - (Continued)
Promotora y Operadora de Infraestructura SAB de CV	8,555	$ 79,167
		439,797
Netherlands - 4.6%
Adyen NV(a)(b)	1,100	1,311,478
Argenx SE(a)	75	32,421
ASM International NV	3,128	2,382,594
ASML Holding NV	950	980,113
ASML Holding NV - ADR	1,850	1,892,050
BE Semiconductor Industries NV	285	47,618
Heijmans NV - CVA	3,037	61,851
IMCD NV	860	119,054
ING Groep NV	65,198	1,117,147
Koninklijke Philips NV(a)	21,536	541,549
NN Group NV	2,039	94,843
Prosus NV	795	28,163
Randstad NV	25,240	1,143,021
Signify NV(b)	1,617	40,325
Universal Music Group NV	7,259	215,181
Wolters Kluwer NV	916	151,425
		10,158,833
New Zealand - 0.1%
Xero Ltd.(a)	2,099	190,082
Norway - 0.6%
Aker Solutions ASA	5,107	21,135
BW Offshore Ltd.	12,407	35,737
DNB Bank ASA	17,617	345,935
Equinor ASA	18,573	530,681
Hoegh Autoliners ASA	14,519	170,870
Kongsberg Gruppen ASA	35	2,851
Protector Forsikring ASA	1,186	28,476
Veidekke ASA	3,177	33,998
Wallenius Wilhelmsen ASA	10,315	104,888
		1,274,571
Philippines - 0.1%
BDO Unibank, Inc.	54,262	118,796
Century Pacific Food, Inc.	61,200	33,420
Megaworld Corp.	526,000	15,698
Metropolitan Bank & Trust Co.	9,870	11,376
Robinsons Land Corp.	379,800	96,501
		275,791
Poland - 0.2%
Bank Polska Kasa Opieki SA	1,985	82,780
InPost SA(a)	1,272	22,320
Powszechna Kasa Oszczednosci Bank Polski SA	242	3,775
Powszechny Zaklad Ubezpieczen SA	6,900	88,019
Santander Bank Polska SA	470	62,961

	Shares	Value
Tauron Polska Energia SA(a)	104,819	$ 103,095
		362,950
Portugal - 0.0%(d)
Banco Comercial Portugues SA - Class R	252,997	91,377
Qatar - 0.0%(d)
The Commercial Bank PSQC	16,325	19,236
Russia - 0.0%(d)
Novolipetsk Steel PJSC(c)	46,050	0
PhosAgro PJSC - GDR(a)(c)	5,089	0
Sberbank of Russia PJSC(c)	29,200	0
Severstal PAO(c)	608	0
Surgutneftegas PJSC(c)	168,940	0
Tatneft PJSC(c)	19,624	0
		0
Saudi Arabia - 0.2%
Al Babtain Power & Telecommunication Co.	2,041	20,868
Alinma Bank	3,231	26,863
Arab National Bank	31,670	170,935
Bawan Co.	1,821	21,328
Etihad Etisalat Co.	3,608	51,637
National Medical Care Co.	821	47,498
Riyad Bank	1,907	13,238
Saudi Chemical Co. Holding	21,185	63,652
Saudi Telecom Co.	2,993	29,925
Sumou Real Estate Co.	3,064	33,310
The Saudi Investment Bank	3,672	12,565
		491,819
Singapore - 1.0%
Best World International Ltd.(a)	14,200	26,081
DBS Group Holdings Ltd.	16,500	434,786
Oversea-Chinese Banking Corp. Ltd.	12,800	136,131
Sea Ltd. - ADR - ADR(a)	21,833	1,559,313
Singapore Airlines Ltd.	6,700	34,013
United Overseas Bank Ltd.	1,100	25,401
		2,215,725
South Africa - 0.4%
AVI Ltd.	25,075	129,972
Barloworld Ltd.	4,234	19,513
Harmony Gold Mining Co. Ltd.	10,230	94,540
Investec Ltd.	6,917	50,332
Investec PLC	29,656	215,196
Kumba Iron Ore Ltd.	281	6,758
MTN Group Ltd.	2,449	11,370
Netcare Ltd.	31,440	21,882
Reunert Ltd.	6,086	23,448
Sappi Ltd.	9,664	25,643
Standard Bank Group Ltd.	21,468	248,595
		847,249

The accompanying notes are an integral part of these financial statements.

67

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
South Korea - 2.0%
AfreecaTV Co. Ltd.	477	$ 45,535
Asia Paper Manufacturing Co. Ltd.	3,640	22,236
BNK Financial Group, Inc.	8,451	51,902
Chong Kun Dang Pharmaceutical Corp.	348	24,729
CJ Logistics Corp.	348	24,095
Daewoong Co. Ltd.	2,179	24,303
DB Insurance Co. Ltd.	2,172	180,527
DGB Financial Group, Inc.	4,019	23,462
Dongjin Semichem Co. Ltd.	1,841	53,063
F&F Holdings Co. Ltd.	995	10,818
Hankook Tire & Technology Co. Ltd.	2,706	88,757
Hanmi Pharm Co. Ltd.	235	46,061
Hanwha Aerospace Co. Ltd.	288	52,085
Hanwha Life Insurance Co. Ltd.	20,594	44,991
HD Hyundai Infracore Co. Ltd.	5,084	28,089
HMM Co. Ltd.	6,743	96,033
Hyundai Marine & Fire Insurance Co. Ltd.	2,394	60,097
Hyundai Rotem Co. Ltd.	3,652	108,238
JB Financial Group Co. Ltd.	20,466	217,192
Jeisys Medical, Inc.(a)	6,930	64,788
Jin Air Co. Ltd.(a)	2,343	19,899
KakaoBank Corp.	5,822	85,549
KB Financial Group, Inc.	5,440	308,474
KCC Corp.	440	98,275
Kia Corp.	2,927	273,904
KIWOOM Securities Co. Ltd.	1,905	174,755
Kolmar Korea Co. Ltd.	552	28,428
KoMiCo Ltd.	1,190	68,826
Korea Electric Terminal Co. Ltd.	1,719	85,802
Korea Investment Holdings Co. Ltd.	1,371	69,311
Korean Air Lines Co. Ltd.	6,436	108,359
Krafton, Inc.(a)	317	64,675
KT&G Corp.	524	33,506
Kyung Dong Navien Co. Ltd.	2,091	77,284
LG Corp.	79	4,608
LIG Nex1 Co. Ltd.	351	56,114
Mgame Corp	6,202	27,520
NH Investment & Securities Co. Ltd.	2,222	20,456
OCI Holdings Co. Ltd.	877	56,151
Orion Corp.	81	5,418
Samsung Card Co. Ltd.	875	24,308
Samsung Electronics Co. Ltd.	10,014	588,481
Samsung Fire & Marine Insurance Co. Ltd.	117	33,004
SeAH Steel Holdings Corp.	124	17,339
Shinhan Financial Group Co. Ltd.	19,280	669,841

	Shares	Value
SL Corp.	1,921	$ 62,003
Youngone Corp.	753	19,023
		4,348,314
Spain - 0.8%
Acciona SA	399	47,329
ACS Actividades de Construccion y Servicios SA	2,303	99,270
Banco Bilbao Vizcaya Argentaria SA	3,804	37,950
Banco de Sabadell SA	21,771	42,052
CaixaBank SA	168,663	892,580
Gestamp Automocion SA(b)	13,099	38,903
Industria de Diseno Textil SA	8,363	413,280
Laboratorios Farmaceuticos Rovi SA	334	31,314
Mapfre SA	8,240	18,970
Prosegur Cia de Seguridad SA	20,055	36,740
		1,658,388
Sweden - 1.9%
Alfa Laval AB	103	4,491
Assa Abloy AB - Class B	7,226	204,786
Atlas Copco AB - Class A	2,679	50,489
Atlas Copco AB - Class B	30,587	495,382
Attendo AB(b)	13,710	56,656
Betsson AB	13,745	159,914
BioGaia AB - Class B	1,709	19,958
Camurus AB(a)	4,791	271,638
Castellum AB(a)	5,278	64,586
Fortnox AB	14,069	85,295
G5 Entertainment AB	1,113	12,051
H & M Hennes & Mauritz AB - Class B - Class B	15,289	241,398
Hemnet Group AB	5,512	166,298
Hoist Finance AB(a)(b)	7,368	37,382
Loomis AB	1,529	39,889
Modern Times Group MTG AB - Class B(a)	6,731	54,283
NCAB Group AB	6,877	53,636
Nyfosa AB	5,550	53,525
Peab AB - Class B - Class B	23,456	146,895
Skandinaviska Enskilda Banken AB - Class A	15,577	230,739
SkiStar AB	1,675	23,363
Spotify Technology SA(a)	3,720	1,167,299
SSAB AB - Class B	3,681	19,895
Tele2 AB - Class B	3,772	37,935
The Thule Group AB(b)	711	18,578
Trelleborg AB - Class B	3,930	152,261
Volvo AB - Class A	7,180	187,763
Volvo AB - Class B	2,663	68,316
Volvo Car AB(a)	16,421	50,948
		4,175,649

The accompanying notes are an integral part of these financial statements.

68

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Switzerland - 3.5%
ABB Ltd.	4,593	$ 254,260
Autoneum Holding AG	161	23,228
Coca-Cola HBC AG	7,894	268,235
dormakaba Holding AG	61	31,282
Ferrexpo PLC(a)	7,905	4,504
Georg Fischer AG	576	38,496
Glencore PLC	4,334	24,711
Inficon Holding AG	166	251,142
IWG PLC	8,509	18,644
Julius Baer Group Ltd.	16,331	911,834
LEM Holding SA	28	44,559
Nestle SA	2,169	221,406
Novartis AG	7,937	850,310
Partners Group Holding AG	78	100,309
Roche Holding AG	6,409	1,778,590
Schindler Holding Ag	573	143,574
SGS SA	599	53,291
Sika AG	137	38,999
Swiss Re AG	4,966	617,003
Swissquote Group Holding SA	137	43,048
Temenos AG	228	15,725
UBS Group AG	63,687	1,864,219
Valiant Holding AG	176	19,918
Zurich Insurance Group AG	299	159,071
		7,776,358
Taiwan - 4.4%
Accton Technology Corp.	11,000	186,853
Advancetek Enterprise Co. Ltd.	12,000	22,877
Advantech Co. Ltd.	6,599	75,056
Ambassador Hotel	17,000	37,893
Ardentec Corp.	60,000	126,367
Asia Vital Components Co. Ltd.	3,000	71,288
Asustek Computer, Inc.	11,000	168,183
Cheng Shin Rubber Industry Co. Ltd.	63,000	96,103
Chicony Power Technology Co. Ltd.	49,000	205,901
Compal Electronics, Inc.	119,000	126,739
CTBC Financial Holding Co. Ltd.	109,000	127,131
CviLux Corp.	15,000	27,829
Depo Auto Parts Ind Co. Ltd.	40,000	293,316
Dynapack International Technology Corp.	14,000	42,797
Elan Microelectronics Corp.	5,000	23,778
Elitegroup Computer Systems Co. Ltd.(a)	26,000	26,323
Eva Airways Corp.	33,000	38,710
Far Eastern Department Stores Ltd.	279,000	292,111
FIT Hon Teng Ltd.(a)(b)	68,000	30,115
Formosa Advanced Technologies Co. Ltd.	39,000	46,598
Fortune Electric Co. Ltd.	1,000	28,999
Genius Electronic Optical Co. Ltd.	4,000	81,185

	Shares	Value
Getac Holdings Corp.	78,000	$ 273,300
Global Unichip Corp.	1,000	49,091
Hon Hai Precision Industry Co. Ltd.	101,961	668,373
International Games System Co. Ltd.	4,000	166,169
ITE Technology, Inc.	22,000	115,190
J&V Energy Technology Co. Ltd.	4,000	28,376
L&K Engineering Co. Ltd.	10,000	73,460
Lotes Co. Ltd.	3,000	149,401
Makalot Industrial Co. Ltd.	2,000	25,990
MediaTek, Inc.	12,000	513,003
Merry Electronics Co. Ltd.	41,000	173,782
Nan Pao Resins Chemical Co. Ltd.	20,000	210,287
Pan German Universal Motors Ltd.	2,000	18,284
Pou Chen Corp.	4,000	4,306
Sanyang Motor Co. Ltd.	14,000	34,033
Shanghai Commercial & Savings Bank Ltd.	139,000	197,030
Silicon Motion Technology Corp. - ADR	370	29,966
Sinon Corp.	17,000	23,042
Sinyi Realty, Inc.	21,000	20,508
Sitronix Technology Corp.	3,000	23,878
Taiwan Semiconductor Manufacturing Co. Ltd.	157,600	4,687,262
Topkey Corp.	3,000	18,500
Tripod Technology Corp.	3,000	20,106
United Microelectronics Corp.	3,000	5,187
		9,704,676
Thailand - 0.5%
Amata Corp. PCL	51,100	31,097
Bangkok Bank PCL - NVDR	62,800	223,255
Ichitan Group PCL	301,700	142,736
Krung Thai Bank PCL - NVDR	62,700	29,199
Ngern Tid Lor PCL	55,896	28,058
Prima Marine PCL	99,300	23,223
PTT Exploration & Production PCL - NVDR	49,800	206,078
R&B Food Supply PCL	117,035	29,890
Rojana Industrial Park PCL	390,100	64,652
Sappe PCL	24,500	67,660
SCB X PCL	93,000	261,026
		1,106,874
Turkey - 0.3%
Akbank TAS	137,796	270,418
BIM Birlesik Magazalar AS	644	10,743
Haci Omer Sabanci Holding AS	12,015	35,480
MLP Saglik Hizmetleri AS(a)(b)	6,104	65,415
Sok Marketler Ticaret AS	27,999	53,904
Turkcell Iletisim Hizmetleri AS	47,020	144,772
Turkiye Is Bankasi AS - Class C	17,302	8,392
Turkiye Petrol Rafinerileri AS	8,127	41,165
		630,289

The accompanying notes are an integral part of these financial statements.

69

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	138,834	$ 303,035
Abu Dhabi Islamic Bank PJSC	50,551	159,351
Deyaar Development PJSC	92,888	18,087
Emirates NBD Bank PJSC	28,106	126,096
Orascom Construction PLC	6,316	35,795
		642,364
United States - 2.5%
Aon PLC - Class A	4,110	1,206,614
Chord Energy Corp.	366	61,371
Coupang, Inc.(a)	58,850	1,232,907
EPAM Systems, Inc.(a)	2,660	500,373
Linde PLC	2,480	1,088,249
Primo Water Corp.	2,931	64,060
Southern Copper Corp.	748	80,589
STERIS PLC	5,420	1,189,907
		5,424,070
Uruguay - 0.7%
MercadoLibre, Inc.(a)	880	1,446,192
Vietnam - 0.2%
Vietnam Dairy Products JSC	187,500	481,903
TOTAL COMMON STOCKS (Cost $143,590,923)		178,480,313
OPEN END FUNDS - 3.3%
Voya VACS Series EMHCD Fund	136	1,411
Voya VACS Series HYB Fund	95,062	967,729
Voya VACS Series SC Fund - Class SC	612,056	6,377,623
TOTAL OPEN END FUNDS (Cost $7,503,453)		7,346,763
	Par
CORPORATE BONDS - 3.2%
Bermuda - 0.0%(d)
Triton Container International Ltd., 2.05%, 04/15/2026 (Callable 03/15/2026)(b)	$93,000	86,744
Britain - 0.2%
HSBC Holdings PLC, 2.21% to 08/17/2028 then SOFR + 1.29%, 08/17/2029 (Callable 08/17/2028)	200,000	175,555
Royalty Pharma PLC
1.20%, 09/02/2025 (Callable 08/02/2025)	52,000	49,388
1.75%, 09/02/2027 (Callable 07/02/2027)	145,000	130,114
2.20%, 09/02/2030 (Callable 06/02/2030)	57,000	47,155
		402,212

	Par	Value
Canada - 0.2%
Enbridge, Inc., 1.60%, 10/04/2026 (Callable 09/04/2026)	$ 93,000	$ 85,483
Nutrien Ltd., 5.95%, 11/07/2025	80,000	80,413
Royal Bank of Canada, 1.20%, 04/27/2026	74,000	68,715
The Bank of Nova Scotia, 2.70%, 08/03/2026	90,000	85,158
		319,769
Japan - 0.0%(d)
Sumitomo Mitsui Trust Bank Ltd., 2.80%, 03/10/2027(b)	71,000	66,765
United States - 2.8%
AbbVie, Inc., 3.80%, 03/15/2025 (Callable 12/15/2024)	104,000	102,697
Amazon.com, Inc., 1.50%, 06/03/2030 (Callable 03/03/2030)	88,000	72,970
Ameren Illinois Co., 3.80%, 05/15/2028 (Callable 02/15/2028)	65,000	62,456
American Express Co., 2.25%, 03/04/2025 (Callable 02/01/2025)	56,000	54,787
American Honda Finance Corp., 1.20%, 07/08/2025	60,000	57,484
Amgen, Inc., 5.15%, 03/02/2028 (Callable 02/02/2028)	86,000	85,784
Apple, Inc., 1.20%, 02/08/2028 (Callable 12/08/2027)	74,000	65,437
AT&T, Inc., 2.25%, 02/01/2032 (Callable 11/01/2031)	119,000	96,316
Bank of America Corp.
4.00%, 01/22/2025	61,000	60,314
1.73% to 07/22/2026 then SOFR + 0.96%, 07/22/2027 (Callable 07/22/2026)	265,000	244,632
3.59% to 07/21/2027 then 3 mo. Term SOFR + 1.63%, 07/21/2028 (Callable 07/21/2027)	40,000	38,113
3.42% to 12/20/2027 then 3 mo. Term SOFR + 1.30%, 12/20/2028 (Callable 12/20/2027)	15,000	14,116
2.59% to 04/29/2030 then SOFR + 2.15%, 04/29/2031 (Callable 04/29/2030)	144,000	124,321
5.87% to 09/15/2033 then SOFR + 1.84%, 09/15/2034 (Callable 09/15/2033)	2,000	2,057
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/2028 (Callable 06/05/2028)(b)	92,000	80,324
2.50%, 01/10/2030 (Callable 10/10/2029)(b)	36,000	31,270
Broadcom, Inc., 3.46%, 09/15/2026 (Callable 07/15/2026)	57,000	54,745

The accompanying notes are an integral part of these financial statements.

70

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States - (Continued)
Capital One Financial Corp., 1.88% to 11/02/2026 then SOFR + 0.86%, 11/02/2027 (Callable 11/02/2026)	$ 79,000	$ 72,057
Carrier Global Corp., 2.72%, 02/15/2030 (Callable 11/15/2029)	118,000	103,782
Caterpillar Financial Services Corp., 3.25%, 12/01/2024	77,000	76,345
CVS Health Corp.
3.88%, 07/20/2025 (Callable 04/20/2025)	201,000	197,433
1.75% (SOFR Rate + 0.00%), 08/21/2030 (Callable 05/21/2030)	119,000	96,372
Duke Energy Corp., 3.15%, 08/15/2027 (Callable 05/15/2027)	117,000	110,192
Ecolab, Inc., 4.80%, 03/24/2030 (Callable 12/24/2029)	52,000	51,656
Entergy Corp., 0.90%, 09/15/2025 (Callable 08/15/2025)(e)	82,000	77,615
Enterprise Products Operating LLC, 2.80%, 01/31/2030 (Callable 10/31/2029)	59,000	52,440
Equinix, Inc.
1.25%, 07/15/2025 (Callable 06/15/2025)	109,000	104,038
2.90%, 11/18/2026 (Callable 09/18/2026)	59,000	55,722
Fiserv, Inc.
3.85%, 06/01/2025 (Callable 03/01/2025)	44,000	43,226
5.45%, 03/02/2028 (Callable 02/02/2028)	82,000	82,630
Global Payments, Inc., 1.20% (SOFR Rate + 0.00%), 03/01/2026 (Callable 02/01/2026)	49,000	45,613
Goldman Sachs Group, Inc., 0.86% to 02/12/2025 then SOFR + 0.61%, 02/12/2026 (Callable 02/12/2025)	74,000	71,559
HCA, Inc., 4.13%, 06/15/2029 (Callable 03/15/2029)	84,000	79,380
Home Depot, Inc., 1.50%, 09/15/2028 (Callable 07/15/2028)	84,000	73,615
Intel Corp., 3.70%, 07/29/2025 (Callable 04/29/2025)	28,000	27,526
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)	52,000	50,522
1.47% to 09/22/2026 then SOFR + 0.77%, 09/22/2027 (Callable 09/22/2026)	134,000	122,848

	Par	Value
2.95% to 02/24/2027 then SOFR + 1.17%, 02/24/2028 (Callable 02/24/2027)	$ 66,000	$ 61,855
2.07% to 06/01/2028 then SOFR + 1.02%, 06/01/2029 (Callable 06/01/2028)	43,000	38,197
1.95% to 02/04/2031 then SOFR + 1.07%, 02/04/2032 (Callable 02/04/2031)	16,000	13,060
2.58% to 04/22/2031 then 3 mo. Term SOFR + 1.25%, 04/22/2032 (Callable 04/22/2031)	59,000	49,743
Keurig Dr Pepper, Inc., 4.42%, 05/25/2025 (Callable 03/25/2025)	14,000	13,849
Kinder Morgan, Inc., 1.75%, 11/15/2026 (Callable 10/15/2026)	62,000	57,170
Kite Realty Group LP, 4.00%, 10/01/2026 (Callable 07/01/2026)	63,000	60,875
Lowe’s Cos., Inc., 3.35%, 04/01/2027 (Callable 03/01/2027)	57,000	54,371
Meta Platforms, Inc., 3.50%, 08/15/2027 (Callable 07/15/2027)	16,000	15,353
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)	140,000	135,982
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	21,000	19,640
1.59% to 05/04/2026 then SOFR + 0.88%, 05/04/2027 (Callable 05/04/2026)	149,000	139,208
1.51% to 07/20/2026 then SOFR + 0.86%, 07/20/2027 (Callable 07/20/2026)	64,000	59,245
6.30% to 10/18/2027 then SOFR + 2.24%, 10/18/2028 (Callable 10/18/2027)	36,000	37,116
2.24% to 07/21/2031 then SOFR + 1.18%, 07/21/2032 (Callable 07/21/2031)	30,000	24,370
5.25% to 04/21/2033 then SOFR + 1.87%, 04/21/2034 (Callable 04/21/2033)	86,000	84,753
5.30% to 04/20/2032 then SOFR + 2.62%, 04/20/2037 (Callable 04/20/2032)	7,000	6,663
MPLX LP
4.88%, 12/01/2024 (Callable 09/01/2024)	60,000	59,702
2.65%, 08/15/2030 (Callable 05/15/2030)	26,000	22,249

The accompanying notes are an integral part of these financial statements.

71

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
United States - (Continued)
Nestle Holdings, Inc., 5.25%, 03/13/2026(b)	$ 150,000	$ 150,475
NextEra Energy Capital Holdings, Inc., 4.63%, 07/15/2027 (Callable 06/15/2027)	84,000	82,482
Nucor Corp., 4.30%, 05/23/2027 (Callable 04/23/2027)	56,000	54,662
Oracle Corp.
3.25%, 11/15/2027 (Callable 08/15/2027)	89,000	83,903
2.95%, 04/01/2030 (Callable 01/01/2030)	172,000	152,588
O'Reilly Automotive, Inc., 3.60%, 09/01/2027 (Callable 06/01/2027)	119,000	113,240
Ovintiv Exploration, Inc., 5.38%, 01/01/2026 (Callable 10/01/2025)	82,000	81,590
Parker-Hannifin Corp., 4.25%, 09/15/2027 (Callable 08/15/2027)	83,000	80,857
PepsiCo, Inc., 2.63%, 07/29/2029 (Callable 04/29/2029)	68,000	61,485
Plains All American Pipeline, 4.65%, 10/15/2025 (Callable 07/15/2025)	82,000	80,912
PPG Industries, Inc., 1.20%, 03/15/2026 (Callable 02/15/2026)	92,000	85,633
Realty, Income Corp., 3.25%, 01/15/2031 (Callable 10/15/2030)	98,000	87,220
Ross Stores, Inc., 4.60%, 04/15/2025 (Callable 03/15/2025)	98,000	97,104
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	46,000	45,597
Sierra Pacific Power Co., 2.60%, 05/01/2026 (Callable 02/01/2026)	104,000	99,227
Southwestern Electric Power Co., 1.65%, 03/15/2026 (Callable 02/15/2026)	74,000	69,654
Steel Dynamics, Inc., 1.65%, 10/15/2027 (Callable 08/15/2027)	59,000	52,610
The AES Corp., 1.38%, 01/15/2026 (Callable 12/15/2025)	57,000	53,409
The Walt Disney Co., 2.00%, 09/01/2029 (Callable 06/01/2029)	58,000	50,331
T-Mobile USA, Inc.
2.25%, 02/15/2026 (Callable 07/12/2024)	103,000	97,845

	Par	Value
3.75%, 04/15/2027 (Callable 02/15/2027)	$ 46,000	$ 44,187
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/2025 (Callable 03/01/2025)(b)	88,000	86,383
US Bancorp, 4.55% to 07/22/2027 then SOFR + 1.66%, 07/22/2028 (Callable 07/22/2027)	35,000	34,249
Verizon Communications, Inc.
2.10%, 03/22/2028 (Callable 01/22/2028)	59,000	52,991
2.36%, 03/15/2032 (Callable 12/15/2031)	130,000	105,832
VMware LLC, 2.20%, 08/15/2031 (Callable 05/15/2031)	50,000	40,369
Walmart, Inc., 1.05%, 09/17/2026 (Callable 08/17/2026)	86,000	79,205
WEC Energy Group, Inc., 5.15%, 10/01/2027 (Callable 09/01/2027)	53,000	52,713
Wells Fargo & Co.
2.16% to 02/11/2025 then 3 mo. Term SOFR + 1.01%, 02/11/2026 (Callable 02/11/2025)	33,000	32,227
2.19% to 04/30/2025 then SOFR + 2.00%, 04/30/2026 (Callable 04/30/2025)	20,000	19,432
4.54% to 08/15/2025 then SOFR + 1.56%, 08/15/2026 (Callable 08/15/2025)	20,000	19,757
3.53% to 03/24/2027 then SOFR + 1.51%, 03/24/2028 (Callable 03/24/2027)	36,000	34,270
		6,078,234
TOTAL CORPORATE BONDS (Cost $7,361,573)		6,953,724
COLLATERALIZED MORTGAGE OBLIGATIONS - 1.9%
Alen Mortgage Trust, Series 2021-ACEN, Class C, 7.69% (1 mo. Term SOFR + 2.36%), 04/15/2034(b)	200,000	156,099
BANK-2020, Series 2020-BN30, Class XA, 1.39%, 12/15/2053(f)(g)	958,199	57,440
BBCMS Trust, Series 2021-AGW, Class A, 6.69% (1 mo. Term SOFR + 1.36%), 06/15/2036 (Callable 06/15/2025)(b)	100,000	94,520
Benchmark Mortgage Trust, Series 2020-B19, Class XA, 1.87%, 09/15/2053 (Callable 10/15/2030)(f)(g)	976,009	58,651

The accompanying notes are an integral part of these financial statements.

72

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
BX Trust
Series 2020-VKNG, Class C, 6.84% (1 mo. Term SOFR + 1.51%), 10/15/2037(b)	$ 70,000	$ 69,478
Series 2022-LBA6, Class A, 6.33% (1 mo. Term SOFR + 1.00%), 01/15/2039(b)	200,000	197,507
Series 2022-PSB, Class A, 7.78% (1 mo. Term SOFR + 2.45%), 08/15/2039(b)	159,598	159,349
Computershare Corporate Trust, Series 2021-FCMT, Class A, 6.64% (1 mo. Term SOFR + 1.31%), 05/15/2031(b)	100,000	98,713
DBJPM 20-C9 Mortgage Trust, Series 2020-C9, Class XA, 1.82%, 09/15/2053 (Callable 06/15/2030)(f)(g)	773,963	37,829
DK Trust, Series 2024-SPBX, Class A, 6.83% (1 mo. Term SOFR + 1.50%), 03/15/2034(b)	175,000	173,906
DTP Commercial Mortgage Trust, Series 2023-STE2, Class A, 6.04%, 01/15/2041(b)(g)	100,000	99,887
ELM Trust, Series 2024-ELM, Class B15, 6.00%, 06/10/2039(b)(g)	100,000	100,054
Federal Home Loan Mortgage Corp.
Series K110, Class X1, 1.81%, 04/25/2030 (Callable 04/25/2030)(f)(g)	495,466	36,765
Series K118, Class X1, 1.05%, 09/25/2030 (Callable 06/25/2030)(f)(g)	989,857	46,264
Series K151, Class X1, 0.49%, 04/25/2030 (Callable 02/25/2030)(f)(g)	2,600,842	43,560
Great Wolf Trust 2024-WOLF, Series 2024-WOLF, Class A, 6.87% (1 mo. Term SOFR + 1.54%), 03/15/2039(b)	150,000	149,673
GS Mortgage Securities Corp. II
Series 2015-GS1, Class A3, 3.73%, 11/10/2048 (Callable 11/10/2025)	150,000	144,620
Series 2024-FAIR, Class A, 6.07%, 07/15/2029(b)(g)	225,000	223,670
JP Morgan Chase Commercial Mortgage Securities, Series 2019-ICON, Class A, 3.88%, 01/05/2034(b)	125,052	121,901
JP Morgan Mortgage Trust
Series 2015-3, Class A3, 3.50%, 05/25/2045 (Callable 07/25/2024)(b)(g)	50,582	45,277

	Par	Value
Series 2017-2, Class A3, 3.50%, 05/25/2047 (Callable 05/25/2026)(b)(g)	$ 50,334	$ 44,179
Series 2018-5, Class A1, 3.50%, 10/25/2048 (Callable 07/25/2033)(b)(g)	97,898	84,827
Series 2019-1, Class A3, 4.00%, 05/25/2049 (Callable 07/25/2024)(b)(g)	8,998	8,160
Series 2019-INV3, Class A3, 3.50%, 05/25/2050 (Callable 06/25/2036)(b)(g)	99,677	86,936
Series 2020-2, Class A15, 3.50%, 07/25/2050 (Callable 06/25/2030)(b)(g)	63,081	53,877
Series 2022-6, Class A3, 3.00%, 11/25/2052 (Callable 04/25/2046)(b)(g)	175,537	145,867
Series 2023-2, Class A3A, 5.00%, 07/25/2053 (Callable 04/25/2047)(b)(g)	80,575	77,081
Mcp Holding Co. LLC, Series 2023-SHIP, Class C, 5.69%, 09/10/2038(b)(g)	150,000	146,643
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2047)(b)(g)	200,000	118,187
PSMC Trust, Series 2020-3, Class A1, 3.00%, 11/25/2050 (Callable 08/25/2031)(b)(g)	61,241	51,600
Ready Capital Corp., Series 2021-FL5, Class B, 7.21% (1 mo. Term SOFR + 1.86%), 04/25/2038 (Callable 03/25/2025)(b)	213,194	212,968
Sequoia Mortgage Trust
Series 2013-3, Class A2, 2.50%, 03/25/2043 (Callable 12/25/2027)(g)	74,068	62,134
Series 2019-CH2, Class A1, 4.50%, 08/25/2049 (Callable 07/25/2024)(b)(g)	914	894
Series 2019-CH3, Class A1, 4.00%, 09/25/2049 (Callable 04/25/2026)(b)(g)	5,349	4,881
Series 2020-4, Class A8, 2.50%, 11/25/2050 (Callable 11/25/2046)(b)(g)	200,000	138,669
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 07/15/2041(b)	220,000	179,475
Tharaldson Hotel Portfolio Trust, Series 2023-THL, Class A, 7.23%, 12/10/2034(b)(g)	175,000	176,919
UBS-Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, 11/15/2052 (Callable 11/15/2029)	250,000	224,030

The accompanying notes are an integral part of these financial statements.

73

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2020-RR1, Class A1, 3.00% (1 Month U.S. LIBOR + 0.00%), 05/25/2050 (Callable 08/25/2039)(b)(g)(h)	$ 88,780	$ 74,761
WF-RBS Commercial Mortgage Trust, Series 2014-C21, Class B, 4.21%, 08/15/2047 (Callable 08/15/2024)(g)	207,000	195,821
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,631,352)		4,203,072
COLLATERALIZED LOAN OBLIGATIONS - 1.5%
Apidos CLO, Series 2015-23A, Class AR, 6.81% (3 mo. Term SOFR + 1.48%), 04/15/2033 (Callable 07/15/2024)(b)	400,000	400,280
Benefit Street Partners CLO Ltd., Series 2019-19A, Class AR, 6.50% (3 mo. Term SOFR + 1.18%), 01/15/2033 (Callable 01/15/2025)(b)	250,000	249,691
Betony CLO 2, Series 2018-1A, Class A1, 6.67% (3 mo. Term SOFR + 1.34%), 04/30/2031 (Callable 07/30/2024)(b)	192,280	192,417
Carlyle Global Market Strategies, Series 2021-1A, Class A1, 6.73% (3 mo. Term SOFR + 1.40%), 04/15/2034 (Callable 07/15/2024)(b)	250,000	250,512
Madison Park Funding Ltd., Series 2016-21A, Class ABRR, 6.99% (3 mo. Term SOFR + 1.66%), 10/15/2032 (Callable 07/15/2024)(b)	250,000	250,064
Neuberger Berman CLO Ltd., Series 2019-34A, Class A1R, 6.56% (3 mo. Term SOFR + 1.24%), 01/20/2035 (Callable 07/20/2024)(b)	250,000	250,122
Oaktree CLO Ltd., Series 2019-1A, Class A1R, 6.70% (3 mo. Term SOFR + 1.37%), 04/22/2030 (Callable 07/22/2024)(b)	250,000	250,288
Octagon Investment Partners Ltd., Series 2020-3A, Class AR, 6.74% (3 mo. Term SOFR + 1.41%), 10/20/2034 (Callable 07/20/2024)(b)	400,000	400,307
Palmer Square CLO Ltd., Series 2019-1A, Class A1R, 6.73% (3 mo. Term SOFR + 1.41%), 11/14/2034 (Callable 08/14/2024)(b)	250,000	250,389

	Par	Value
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, 6.61% (3 mo. Term SOFR + 1.28%), 10/13/2032 (Callable 07/13/2024)(b)	$ 442,306	$ 442,608
AB BSL CLO Ltd., Series 2023-4A, Class A, 7.32% (3 mo. Term SOFR + 2.00%), 04/20/2036 (Callable 04/20/2025)(b)	250,000	251,995
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,173,519)		3,188,673
ASSET-BACKED SECURITIES - 1.4%
Oscar Finance Holdings 2 General, Inc. Association, Series 2021-1A, Class A4, 1.00%, 04/10/2028 (Callable 02/10/2025)(b)	160,318	155,417
American Airlines Group, Inc.
Series 2015-2, 3.60%, 09/22/2027	65,827	62,201
Series 2016-1, 3.58%, 01/15/2028	5,788	5,441
Series 2016-2, 3.20%, 06/15/2028	25,428	23,516
CarMax Auto Owner Trust, Series 2023-3, Class B, 5.47%, 02/15/2029 (Callable 03/15/2027)	150,000	150,199
CNH Equipment Trust, Series 2023-A, Class A4, 4.77%, 10/15/2030 (Callable 09/15/2027)	300,000	294,038
COLT Funding LLC, Series 2021-2, Class A1, 0.92%, 08/25/2066 (Callable 07/25/2024)(b)(g)	208,475	167,631
Container Leasing International LLC, Series 2022-1A, Class A, 2.72%, 01/18/2047 (Callable 07/18/2024)(b)	59,860	53,355
FedEx Corp., Series 2020-1AA, 1.88%, 02/20/2034	177,200	147,122
GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 09/18/2028 (Callable 09/16/2026)	200,000	198,812
Harley-Davidson Customer Funding Corp., Series 2023-B, Class A4, 5.78%, 04/15/2031 (Callable 12/15/2026)	150,000	151,438
Kubota Credit Owner Trust, Series 2023-1A, Class A3, 5.02%, 06/15/2027 (Callable 11/15/2026)(b)	100,000	99,496
Laurel Road Prime Student Loan Trust, Series 2020-A, Class A2FX, 1.40%, 11/25/2050 (Callable 10/25/2028)(b)	112,162	100,163

The accompanying notes are an integral part of these financial statements.

74

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Loanpal Solar Loan Ltd., Series 2020-2GF, Class A, 2.75%, 07/20/2047 (Callable 06/20/2036)(b)	$ 178,502	$ 145,380
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.82%, 06/22/2043 (Callable 06/20/2029)(b)	235,512	218,878
Series 2020-2A, Class A, 1.44%, 08/20/2046 (Callable 10/20/2032)(b)	69,697	58,546
Navient Student Loan Trust
Series 2020-GA, Class A, 1.17%, 09/16/2069 (Callable 11/15/2027)(b)	79,699	72,076
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 07/15/2028)(b)	50,345	44,504
Series 2023-A, Class A, 5.51%, 10/15/2071 (Callable 10/15/2032)(b)	170,983	171,294
Santander Consumer Auto Receivables Trust, Series 2021-AA, Class C, 1.03%, 11/16/2026 (Callable 12/15/2025)(b)	150,000	143,974
Santander Consumer USA Holdings, Inc., Series 2023-6, Class A3, 5.93%, 07/17/2028 (Callable 01/15/2027)	200,000	201,746
SMB Private Education Loan Trust, Series 2020-PTB, Class A2A, 1.60%, 09/15/2054(b)	153,134	140,181
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 06/15/2025)(b)	10,973	10,970
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX, 3.34%, 08/25/2047 (Callable 11/25/2025)(b)	27,735	27,243
Sunnova Energy International, Inc., Series 2020-AA, Class A, 2.98%, 06/20/2047 (Callable 06/20/2027)(b)	203,024	184,735
Sunrun, Inc., Series 2020-1A, Class A, 2.21%, 07/31/2051(b)	168,431	144,822
TOTAL ASSET-BACKED SECURITIES (Cost $3,369,375)		3,173,178

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Australia - 0.0%(d)
Centuria Industrial REIT	9,373	$ 18,817
Stockland	5,207	14,490
The GPT Group	14,724	39,306
		72,613
Britain - 0.1%
Custodian Property Income REIT PLC	22,851	21,683
Land Securities Group PLC	4,801	37,640
LondonMetric Property PLC	8,779	21,479
The British Land Co. PLC	4,344	22,529
Tritax Big Box REIT PLC	48,474	95,007
		198,338
Canada - 0.2%
Boardwalk Real Estate Investment Trust	4,988	256,975
First Capital Real Estate Investment Trust	4,331	46,537
Primaris Real Estate Investment Trust	19,462	188,780
		492,292
France - 0.1%
Covivio SA	1,713	81,720
Hammerson PLC(a)	121,066	42,378
Klepierre SA	2,712	72,670
		196,768
Hong Kong - 0.0%(d)
Link REIT	3,000	11,655
India - 0.0%(d)
Mindspace Business Parks REIT(b)	10,674	42,622
Japan - 0.2%
Activia Properties, Inc.	82	186,175
Global One Real Estate Investment Corp.	385	243,962
Ichigo Office REIT Investment Corp.	38	19,525
Japan Excellent, Inc.	32	23,600
NTT UD REIT Investment Corp.	47	33,994
	507,256
Malaysia - 0.1%
Pavilion Real Estate Investment Trust	355,800	104,824
Mexico - 0.1%
Fibra Uno Administracion SAB de CV	73,500	90,715

The accompanying notes are an integral part of these financial statements.

75

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - (Continued)
Netherlands - 0.0%(d)
Eurocommercial Properties NV	729	$ 17,521
Wereldhave NV	3,489	49,532
		67,053
Philippines - 0.0%(d)
AREIT, Inc.	56,900	33,485
Singapore - 0.0%(d)
AIMS APAC REIT	20,400	18,802
South Africa - 0.0%(d)
Vukile Property Fund Ltd.	22,904	19,196
Spain - 0.1%
Lar Espana Real Estate Socimi SA	15,654	114,667
Turkey - 0.0%(d)
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(a)	129,195	38,393
Torunlar Gayrimenkul Yatirim Ortakligi AS	18,873	31,005
		69,398
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,131,736)		2,039,684
PREFERRED STOCKS - 0.5%
Brazil - 0.4%
Azul SA 0.00% (35621652),	7,400	9,703
Cia de Saneamento do Parana 0.00%,	194,500	193,801
Cia Energetica de Minas Gerais 0.00% (136109 + 0.00%),	136,370	240,778
Itau Unibanco Holding SA 0.00% (136112 + 0.00%),	51,921	300,375
Metalurgica Gerdau SA 0.00%,	17,000	32,448
		777,105
Colombia - 0.0%(d)
Bancolombia SA 0.00% (158348 + 0.00%),	2,997	24,607
Germany - 0.1%
Bayerische Motoren Werke AG 0.00%,	1,812	159,850
Draegerwerk AG & Co. KGaA 0.00%,	350	18,627
FUCHS SE 0.00%,	1,025	46,826
Schaeffler AG 0.00% (47298477 + 0.00%),	10,882	62,600
		287,903
Russia - –%(d)
Surgutneftegas PJSC 0.00%,(c)	270,800	0

	Shares	Value
South Korea - 0.0%(d)
Hyundai Motor Co. 0.00% (117621 + 0.00%),	290	$ 38,150
Kumho Petrochemical Co. Ltd. 0.00%,	400	19,314
Samsung Electronics Co Ltd 0.00%,	588	27,002
		84,466
TOTAL PREFERRED STOCKS (Cost $1,219,385)		1,174,081
	Par
U.S. TREASURY SECURITIES - 0.4%
United States Treasury Note/Bond
0.75%, 11/15/2024	$26,400	25,955
0.25%, 10/31/2025	26,000	24,428
4.88%, 05/31/2026	78,000	78,158
4.13%, 06/15/2026	53,700	53,079
4.63%, 06/30/2026	72,000	71,876
0.88%, 09/30/2026	103,800	95,528
1.25%, 11/30/2026	8,800	8,128
1.50%, 01/31/2027	8,300	7,681
2.75%, 04/30/2027	400	381
4.63%, 06/15/2027	44,000	44,131
3.25%, 06/30/2027	1,100	1,062
4.50%, 05/31/2029	107,000	107,736
4.25%, 06/30/2029	11,000	10,955
1.63%, 05/15/2031	126,700	106,349
2.75%, 08/15/2032	8,100	7,208
4.13%, 11/15/2032	62,200	61,160
4.38%, 05/15/2034	94,000	94,029
TOTAL U.S. TREASURY SECURITIES (Cost $829,800)		797,844
MORTGAGE-BACKED SECURITY - 0.1%
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 7.01% (1 mo. Term SOFR + 1.69%), 07/15/2041(b)	250,000	249,453
TOTAL MORTGAGE-BACKED SECURITY (Cost $249,375)		249,453

The accompanying notes are an integral part of these financial statements.

76

Wilshire International Equity Fund
Schedule of Investments
June 30, 2024 (Unaudited) (Continued)

	Contracts	Value
RIGHT - 0.0%(d)
Italy - 0.0%(d)
Fincantieri SpA, Expires 07/12/2024, Exercise Price $2.62(a)	7,701	$13,814
TOTAL RIGHT (Cost $10,227)		13,814
TOTAL INVESTMENTS - 94.0% (Cost $174,070,718)		$207,620,599
Money Market Deposit Account - 4.0%(i)(j)		8,837,967
Other Assets in Excess of Liabilities - 2.0%		4,396,334
TOTAL NET ASSETS - 100.0%		$220,854,900

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
GDR - Global Depositary Receipt
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
NVDR - Non-Voting Depositary Receipt
PJSC - Public Joint Stock Company
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $13,129,556 or 5.9% of the Fund’s net assets.

(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2024.

(d)	Represents less than 0.05% of net assets.
(e)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $298,060 which represented 0.1% of net assets.
(f)	Interest only security.
(g)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(h)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(j)	All or a portion of this deposit account has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $313,224.
The accompanying notes are an integral part of these financial statements.

77

Wilshire International Equity Fund
Schedule of Futures Contracts
June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Note	5	09/30/2024	$532,891	$(1,649)
				$(1,649)

Description	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(4)	09/19/2024	$454,125	$(4,442)
U.S. Treasury 10 Year Notes	(12)	09/19/2024	1,319,813	(11,743)
U.S. Treasury 2 Year Notes	(21)	09/30/2024	4,288,594	(13,493)
U.S. Treasury Long Bonds	(8)	09/19/2024	946,500	(11,080)
U.S. Treasury Ultra Bonds	(3)	09/19/2024	376,031	(4,178)
				$(44,936)
Total Unrealized Appreciation (Depreciation)				$(46,585)

The accompanying notes are an integral part of these financial statements.

78

Wilshire International Equity Fund
Schedule of Total Return Swap Contracts
June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
MS_TRS_MSCI EAFE NET TOTAL RETURN USD INDEX_P	Federal Funds Effective Rate + 0.13%	Morgan Stanley	01/31/2025	Monthly	$28,846,516	$2,737,438
MSCI EMERGING NET TOTAL RETURN USD INDEX	Federal Funds Effective Rate + 0.21%	Goldman Sachs	01/31/2025	At Maturity	11,727,100	887,899
Total Unrealized Appreciation (Depreciation)						$3,625,337

There are no upfront payments or receipts associated with total return swaps in the Fund as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

79

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)

	Par	Value
CORPORATE BONDS - 32.1%
Asset Backed Securities - 0.1%
Retained Vantage Data Centers Issuer LLC, Series 2023-1A, Class B, 5.75%, 09/15/2048 (Callable 09/15/2028)(a)	$ 100,000	$ 94,694
Basic Materials - 1.8%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/2030 (Callable 07/01/2030)	200,000	174,500
ArcelorMittal SA, 6.00%, 06/17/2034 (Callable 03/17/2034)	42,000	41,837
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (Callable 10/01/2026)(a)	25,000	26,250
Braskem Netherlands Finance BV
5.88%, 01/31/2050(a)	200,000	147,500
8.50% to 01/23/2026 then 5 yr. CMT Rate + 8.22%, 01/23/2081 (Callable 10/24/2025)	200,000	199,750
CAP SA, 3.90%, 04/27/2031 (Callable 01/27/2031)	200,000	160,000
Cia de Minas Buenaventura SAA, 5.50%, 07/23/2026 (Callable 07/31/2024)	200,000	193,000
Cleveland-Cliffs, Inc.
5.88%, 06/01/2027 (Callable 08/01/2024)	85,000	84,150
6.75%, 04/15/2030 (Callable 04/15/2026)(a)	324,000	321,165
4.88%, 03/01/2031 (Callable 03/01/2026)(a)	117,000	102,814
Coeur Mining, Inc., 5.13%, 02/15/2029 (Callable 08/01/2024)(a)	25,000	23,469
Corp. Nacional del Cobre de Chile, 6.44%, 01/26/2036 (Callable 10/26/2035)(a)	200,000	206,500
CSN Resources SA, 5.88%, 04/08/2032 (Callable 04/08/2027)	200,000	167,250
Freeport-McMoRan, Inc.
4.13%, 03/01/2028 (Callable 08/01/2024)	25,000	23,969
4.38%, 08/01/2028 (Callable 08/01/2024)	50,000	48,250
4.63%, 08/01/2030 (Callable 08/01/2025)	105,000	100,931
5.40%, 11/14/2034 (Callable 05/14/2034)	95,000	93,337

	Par	Value
5.45%, 03/15/2043 (Callable 09/15/2042)	$ 400,000	$ 376,000
Glencore Funding LLC
1.63%, 04/27/2026 (Callable 03/27/2026)(a)	50,000	46,722
5.37%, 04/04/2029 (Callable 03/04/2029)(a)	85,000	84,575
Hudbay Minerals, Inc., 4.50%, 04/01/2026 (Callable 08/01/2024)(a)	110,000	107,250
Illuminate Buyer LLC / Illuminate Holdings IV, Inc., 9.00%, 07/01/2028 (Callable 08/01/2024)(a)	25,000	25,187
Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT, 4.75%, 05/15/2025 (Callable 04/15/2025)(a)	225,000	222,750
Iris Holdings, Inc., 8.75% (includes 9.50% PIK), 02/15/2026 (Callable 08/01/2024)(a)	25,000	20,566
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029 (Callable 10/15/2024)(a)	25,000	23,531
Mativ Holdings, Inc., 6.88%, 10/01/2026 (Callable 08/01/2024)(a)	25,000	24,781
Minsur SA, 4.50%, 10/28/2031	200,000	176,250
NOVA Chemicals Corp., 8.50%, 11/15/2028 (Callable 11/15/2025)(a)	25,000	26,469
Novelis Corp.
3.25%, 11/15/2026 (Callable 08/01/2024)(a)	85,000	79,687
3.88%, 08/15/2031 (Callable 08/15/2026)(a)	25,000	21,594
Nufarm Australia Ltd. / Nufarm Americas, Inc., 5.00%, 01/27/2030 (Callable 01/27/2025)(a)	25,000	22,625
Southern Copper Corp., 3.88%, 04/23/2025	50,000	49,187
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc., 5.13%, 04/01/2029 (Callable 08/01/2024)(a)	20,000	7,600
Tronox, Inc., 4.63%, 03/15/2029 (Callable 08/01/2024)(a)	25,000	22,500

The accompanying notes are an integral part of these financial statements.

80

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Basic Materials - (Continued)
UPL CORP Ltd., 4.63%, 06/16/2030	$ 200,000	$ 165,000
Vale Overseas Ltd., 6.40%, 06/28/2054 (Callable 12/28/2053)	31,000	30,613
WR Grace Holdings LLC, 5.63%, 08/15/2029 (Callable 08/15/2024)(a)	20,000	18,400
		3,665,959
Communications - 2.3%
AT&T, Inc., 3.50%, 09/15/2053 (Callable 03/15/2053)	115,000	78,087
Beasley Mezzanine Holdings LLC, 8.63%, 02/01/2026 (Callable 08/01/2024)(a)	20,000	11,800
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 05/01/2026 (Callable 08/01/2024)(a)	85,000	83,831
5.13%, 05/01/2027 (Callable 08/01/2024)(a)	15,000	14,400
4.75%, 03/01/2030 (Callable 09/01/2024)(a)	40,000	34,650
4.75%, 02/01/2032 (Callable 02/01/2027)(a)	25,000	20,438
4.25%, 01/15/2034 (Callable 01/15/2028)(a)	25,000	19,000
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 04/01/2031 (Callable 01/01/2031)	70,000	57,221
5.75%, 04/01/2048 (Callable 10/01/2047)	90,000	75,087
5.13%, 07/01/2049 (Callable 01/01/2049)	305,000	233,480
Clear Channel Outdoor Holdings, Inc., 7.50%, 06/01/2029 (Callable 08/01/2024)(a)	15,000	12,525
CT Trust, 5.13%, 02/03/2032 (Callable 02/03/2027)	200,000	175,750
Directv Financing LLC / Directv Financing Co.-Obligor, Inc., 5.88%, 08/15/2027 (Callable 08/01/2024)(a)	65,000	61,100

	Par	Value
DISH DBS Corp., 5.75%, 12/01/2028 (Callable 12/01/2027)(a)(b)	$ 20,000	$ 13,650
Expedia Group, Inc.
5.00%, 02/15/2026 (Callable 11/15/2025)	80,000	79,326
3.25%, 02/15/2030 (Callable 11/15/2029)	90,000	81,000
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (Callable 08/01/2024)(a)	10,000	9,737
5.00%, 05/01/2028 (Callable 08/01/2024)(a)	20,000	18,775
6.75%, 05/01/2029 (Callable 08/01/2024)(a)	15,000	13,762
GCI LLC, 4.75%, 10/15/2028 (Callable 07/17/2024)(a)	25,000	22,750
Gray Television, Inc.
10.50%, 07/15/2029 (Callable 07/15/2026)(a)	15,000	15,094
5.38%, 11/15/2031 (Callable 11/15/2026)(a)	25,000	14,188
LCPR Senior Secured Financing DAC, 5.13%, 07/15/2029 (Callable 08/01/2024)(a)	200,000	166,000
Level 3 Financing, Inc., 10.50%, 04/15/2029 (Callable 03/22/2027)(a)	25,000	24,938
Match Group Holdings II LLC
4.63%, 06/01/2028 (Callable 08/01/2024)(a)	25,000	23,344
4.13%, 08/01/2030 (Callable 05/01/2025)(a)	60,000	53,175
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (Callable 08/01/2024)(a)	20,000	19,275
8.00%, 08/01/2029 (Callable 08/01/2024)(a)	25,000	24,250
Millicom International Cellular SA, 6.25%, 03/25/2029 (Callable 07/11/2024)	180,000	173,025
Netflix, Inc.
5.88%, 11/15/2028	15,000	15,452
5.38%, 11/15/2029(a)	40,000	40,260

The accompanying notes are an integral part of these financial statements.

81

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Communications - (Continued)
Network i2i Ltd., 5.65% to 04/15/2025 then 5 yr. CMT Rate + 4.27%, Perpetual (Callable 01/15/2025)	$ 200,000	$ 198,250
News Corp.
3.88%, 05/15/2029 (Callable 07/12/2024)(a)	305,000	280,219
5.13%, 02/15/2032 (Callable 02/15/2027)(a)	20,000	18,925
Outfront Media Capital LLC / Outfront Media Capital Corp., 4.63%, 03/15/2030 (Callable 03/15/2025)(a)	25,000	22,406
Paramount Global
6.25% to 02/28/2027 then 3 mo. LIBOR US + 3.90%, 02/28/2057 (Callable 02/28/2027)(c)	25,000	20,298
6.38% to 03/30/2027 then 5 yr. CMT Rate + 4.00%, 03/30/2062 (Callable 03/30/2027)	76,000	65,613
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (Callable 08/01/2024)(a)	25,000	17,375
Sirius XM Radio, Inc.
3.13%, 09/01/2026 (Callable 08/01/2024)(a)	85,000	79,687
5.00%, 08/01/2027 (Callable 08/01/2024)(a)	25,000	23,875
4.13%, 07/01/2030 (Callable 07/01/2025)(a)	235,000	199,750
Stagwell Global LLC, 5.63%, 08/15/2029 (Callable 08/15/2024)(a)	25,000	23,000
Telecom Italia Capital SA, 6.38%, 11/15/2033(a)	200,000	195,500
T-Mobile USA, Inc.
2.63%, 02/15/2029 (Callable 07/12/2024)	90,000	80,467
3.38%, 04/15/2029 (Callable 07/12/2024)	95,000	87,693
2.88%, 02/15/2031 (Callable 02/15/2026)	85,000	73,466
3.50%, 04/15/2031 (Callable 04/15/2026)	190,000	170,623

		Par	Value
5.15%, 04/15/2034 (Callable 01/15/2034)		$ 33,000	$ 32,475
5.50%, 01/15/2055 (Callable 07/15/2054)(b)		40,000	38,572
Townsquare Media, Inc., 6.88%, 02/01/2026 (Callable 08/01/2024)(a)		30,000	29,550
Uber Technologies, Inc., 8.00%, 11/01/2026 (Callable 08/01/2024)(a)		115,000	115,862
Univision Communications, Inc.
6.63%, 06/01/2027 (Callable 07/12/2024)(a)		110,000	105,325
7.38%, 06/30/2030 (Callable 06/30/2025)(a)		15,000	13,987
Verizon Communications, Inc., 5.50%, 02/23/2054 (Callable 08/23/2053)		80,000	78,148
Viavi Solutions, Inc., 3.75%, 10/01/2029 (Callable 10/01/2024)(a)		25,000	21,125
Virgin Media Finance PLC, 5.00%, 07/15/2030 (Callable 07/15/2025)(a)		200,000	165,000
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (Callable 07/12/2024)(a)		276,000	251,160
4.50%, 08/15/2030 (Callable 08/15/2025)(a)		200,000	168,918
Vmed O2 UK Financing I PLC
3.25%, 01/31/2031 (Callable 01/31/2026)(a)	EUR	150,000	141,144
4.25%, 01/31/2031 (Callable 01/31/2026)(a)		215,000	178,988
			4,582,771
Consumer, Cyclical - 3.7%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (Callable 08/01/2024)(a)		167,000	156,354
3.50%, 02/15/2029 (Callable 07/12/2024)(a)		336,000	304,500
Adient Global Holdings Ltd., 8.25%, 04/15/2031 (Callable 04/15/2026)(a)		25,000	26,062

The accompanying notes are an integral part of these financial statements.

82

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
Allison Transmission, Inc., 5.88%, 06/01/2029 (Callable 08/01/2024)(a)		$ 25,000	$ 24,656
Amer Sports Co., 6.75%, 02/16/2031 (Callable 02/16/2027)(a)		25,000	24,875
American Airlines, Inc., 8.50%, 05/15/2029 (Callable 11/15/2025)(a)		30,000	31,087
American Airlines, Inc./ AAdvantage Loyalty IP Ltd.
5.50%, 04/20/2026(a)		16,667	16,521
5.75%, 04/20/2029(a)		335,000	326,206
Arko Corp., 5.13%, 11/15/2029 (Callable 11/15/2024)(a)		25,000	21,750
Asbury Automotive Group, Inc., 4.75%, 03/01/2030 (Callable 03/01/2025)		25,000	23,000
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.63%, 08/01/2029 (Callable 08/01/2024)(a)		25,000	22,437
AutoZone, Inc., 5.10%, 07/15/2029 (Callable 06/15/2029)		30,000	29,887
Bath & Body Works, Inc., 6.75%, 07/01/2036		25,000	24,844
BCPE Empire Holdings, Inc., 7.63%, 05/01/2027 (Callable 08/01/2024)(a)		35,000	33,775
BCPE Ulysses Intermediate, Inc., 7.75% (includes 8.50% PIK), 04/01/2027 (Callable 08/01/2024)(a)		25,000	24,375
Brinker International, Inc., 5.00%, 10/01/2024 (Callable 07/12/2024)(a)		15,000	14,944
Caesars Entertainment, Inc., 6.50%, 02/15/2032 (Callable 02/15/2027)(a)		55,000	55,069
Carnival Corp.
5.75%, 03/01/2027 (Callable 12/01/2026)(a)		35,000	34,475
5.75%, 01/15/2030 (Callable 10/15/2029)(a)	EUR	100,000	110,398
CCM Merger, Inc., 6.38%, 05/01/2026 (Callable 08/01/2024)(a)		25,000	24,906
Cougar JV Subsidiary LLC, 8.00%, 05/15/2032 (Callable 05/15/2027)(a)		15,000	15,488

		Par	Value
Dealer Tire LLC / DT Issuer LLC, 8.00%, 02/01/2028 (Callable 08/01/2024)(a)		$ 15,000	$ 14,475
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.50%, 06/10/2028		63,856	57,952
Delta Air Lines, Inc., 7.38%, 01/15/2026 (Callable 12/15/2025)		35,000	35,700
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/2028(a)		655,000	637,250
Dollar Tree, Inc., 4.00%, 05/15/2025 (Callable 03/15/2025)		152,000	149,805
Dream Finders Homes, Inc., 8.25%, 08/15/2028 (Callable 08/15/2025)(a)		25,000	25,562
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%, 04/01/2026 (Callable 08/01/2024)(a)		20,000	19,550
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030 (Callable 01/15/2025)(a)		20,000	17,550
Ford Motor Co., 3.25%, 02/12/2032 (Callable 11/12/2031)		703,000	581,635
Ford Motor Credit Co. LLC
5.63%, 10/09/2028	GBP	100,000	126,340
3.63%, 06/17/2031 (Callable 03/17/2031)		245,000	210,840
Foundation Building Materials, Inc., 6.00%, 03/01/2029 (Callable 08/01/2024)(a)		25,000	21,937
Full House Resorts, Inc., 8.25%, 02/15/2028 (Callable 07/17/2024)(a)		15,000	14,325
Gap, Inc., 3.88%, 10/01/2031 (Callable 10/01/2026)(a)		25,000	20,813
Gates Corp./DE, 6.88%, 07/01/2029 (Callable 07/01/2026)(a)		25,000	25,406
General Motors Financial Co., Inc., 2.40%, 10/15/2028 (Callable 08/15/2028)		85,000	75,074
Hilton Domestic Operating Co., Inc.
4.88%, 01/15/2030 (Callable 01/15/2025)		160,000	153,600
4.00%, 05/01/2031 (Callable 05/01/2026)(a)		25,000	22,375

The accompanying notes are an integral part of these financial statements.

83

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
3.63%, 02/15/2032 (Callable 08/15/2026)(a)	$ 100,000	$ 86,500
Home Depot, Inc., 4.95%, 06/25/2034 (Callable 03/25/2034)	29,000	28,619
Hyatt Hotels Corp.
5.25%, 06/30/2029 (Callable 05/30/2029)	80,000	79,155
5.75%, 04/23/2030 (Callable 01/23/2030)	223,000	225,783
Hyundai Capital America, 5.30%, 01/08/2029 (Callable 12/08/2028)(a)	80,000	79,674
Installed Building Products, Inc., 5.75%, 02/01/2028 (Callable 07/17/2024)(a)	25,000	24,406
Interface, Inc., 5.50%, 12/01/2028 (Callable 07/17/2024)(a)	25,000	23,625
LCM Investments Holdings II LLC, 4.88%, 05/01/2029 (Callable 08/01/2024)(a)	25,000	23,250
Light & Wonder International, Inc.
7.00%, 05/15/2028 (Callable 07/17/2024)(a)	25,000	25,094
7.25%, 11/15/2029 (Callable 11/15/2024)(a)	25,000	25,531
Lithia Motors, Inc., 4.38%, 01/15/2031 (Callable 10/15/2025)(a)	25,000	22,219
Lowe’s Cos., Inc., 5.63%, 04/15/2053 (Callable 10/15/2052)	25,000	24,185
M/I Homes, Inc., 3.95%, 02/15/2030 (Callable 08/15/2029)	25,000	22,250
Macy’s Retail Holdings LLC
5.88%, 04/01/2029 (Callable 08/01/2024)(a)	20,000	19,400
6.13%, 03/15/2032 (Callable 03/15/2027)(a)	25,000	23,813
Marriott International, Inc./MD, 5.30%, 05/15/2034 (Callable 02/15/2034)	73,000	71,457
Mattamy Group Corp., 4.63%, 03/01/2030 (Callable 03/01/2025)(a)	20,000	18,400
McDonald’s Corp., 5.45%, 08/14/2053 (Callable 02/14/2053)	40,000	38,520

	Par	Value
MGM Resorts International
5.50%, 04/15/2027 (Callable 01/15/2027)(b)	$ 85,000	$ 83,619
4.75%, 10/15/2028 (Callable 07/15/2028)	45,000	42,863
Michaels Cos., Inc.
5.25%, 05/01/2028 (Callable 07/12/2024)(a)	50,000	39,750
7.88%, 05/01/2029 (Callable 07/12/2024)(a)	10,000	6,450
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp., 4.88%, 05/01/2029 (Callable 08/01/2024)(a)	30,000	27,862
Murphy Oil USA, Inc., 5.63%, 05/01/2027 (Callable 08/01/2024)	25,000	24,687
NCL Corp. Ltd.
5.88%, 02/15/2027 (Callable 07/12/2024)(a)	115,000	113,706
7.75%, 02/15/2029 (Callable 11/15/2028)(a)(b)	25,000	25,969
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.63%, 09/01/2029 (Callable 09/01/2024)(a)	50,000	35,500
5.88%, 09/01/2031 (Callable 09/01/2026)(a)	97,000	65,960
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029 (Callable 11/01/2025)(a)	25,000	26,937
Ritchie Bros Holdings, Inc., 7.75%, 03/15/2031 (Callable 03/15/2026)(a)	25,000	26,031
Royal Caribbean Cruises Ltd.
4.25%, 07/01/2026 (Callable 01/01/2026)(a)	85,000	82,131
5.38%, 07/15/2027 (Callable 10/15/2026)(a)	92,000	90,390
5.50%, 04/01/2028 (Callable 10/01/2027)(a)	240,000	236,400
6.25%, 03/15/2032 (Callable 03/15/2027)(a)	15,000	15,113

The accompanying notes are an integral part of these financial statements.

84

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Cyclical - (Continued)
Sally Holdings LLC / Sally Capital, Inc., 6.75%, 03/01/2032 (Callable 03/01/2027)	$ 25,000	$ 24,656
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.63%, 03/01/2030 (Callable 03/01/2025)(a)	55,000	53,625
Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc., 6.63%, 05/01/2032 (Callable 05/01/2027)(a)	35,000	35,569
Sonic Automotive, Inc., 4.63%, 11/15/2029 (Callable 11/15/2024)(a)	30,000	27,037
Station Casinos LLC
4.50%, 02/15/2028 (Callable 08/01/2024)(a)	25,000	23,500
6.63%, 03/15/2032 (Callable 03/15/2027)(a)	30,000	29,738
STL Holding Co. LLC, 8.75%, 02/15/2029 (Callable 02/15/2026)(a)	25,000	26,000
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031 (Callable 06/01/2026)(a)	20,000	18,000
Tempur Sealy International, Inc., 3.88%, 10/15/2031 (Callable 10/15/2026)(a)	25,000	21,000
Travel + Leisure Co., 4.50%, 12/01/2029 (Callable 09/01/2029)(a)	170,000	155,975
United Airlines Holdings, Inc., 4.88%, 01/15/2025	25,000	24,750
United Airlines, Inc.
4.38%, 04/15/2026 (Callable 10/15/2025)(a)	85,000	82,025
4.63%, 04/15/2029 (Callable 10/15/2028)(a)	85,000	79,369
Vail Resorts, Inc., 6.50%, 05/15/2032 (Callable 05/15/2027)(a)	15,000	15,113
Victra Holdings LLC / Victra Finance Corp., 7.75%, 02/15/2026 (Callable 08/01/2024)(a)	50,000	49,562

	Par	Value
Viking Cruises Ltd.
5.88%, 09/15/2027 (Callable 08/05/2024)(a)	$ 55,000	$ 54,450
9.13%, 07/15/2031 (Callable 07/15/2026)(a)	65,000	70,362
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 6.38%, 02/01/2030 (Callable 02/01/2025)(a)	25,000	19,594
Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044 (Callable 05/18/2044)(b)	25,000	19,497
White Cap Buyer LLC, 6.88%, 10/15/2028 (Callable 08/01/2024)(a)	25,000	23,969
William Carter Co., 5.63%, 03/15/2027 (Callable 08/01/2024)(a)	110,000	108,075
WMG Acquisition Corp., 3.00%, 02/15/2031 (Callable 02/15/2026)(a)(b)	345,000	297,562
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 5.25%, 05/15/2027 (Callable 02/15/2027)(a)	25,000	24,281
Yum! Brands, Inc.
4.75%, 01/15/2030 (Callable 10/15/2029)(a)	307,000	292,034
3.63%, 03/15/2031 (Callable 2/15/2030)	395,000	347,600
4.63%, 01/31/2032 (Callable 10/01/2026)	175,000	160,563
		7,444,953
Consumer, Non-Cyclical - 4.2%
1375209 BC Ltd., 9.00%, 01/30/2028 (Callable 07/12/2024)(a)	3,000	2,872
AbbVie, Inc., 4.70%, 05/14/2045 (Callable 11/14/2044)	87,000	77,830
Acadia Healthcare Co., Inc., 5.50%, 07/01/2028 (Callable 08/01/2024)(a)	25,000	24,437
Adani International Container Terminal Pvt Ltd., 3.00%, 02/16/2031 (Callable 08/18/2030)	172,000	143,620
Adani Ports & Special Economic Zone Ltd., 4.20%, 08/04/2027 (Callable 02/04/2027)	300,000	277,875

The accompanying notes are an integral part of these financial statements.

85

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-Cyclical - (Continued)
AdaptHealth LLC
4.63%, 08/01/2029 (Callable 08/01/2024)(a)		$ 25,000	$ 21,562
5.13%, 03/01/2030 (Callable 03/01/2025)(a)		20,000	17,400
ADT Security Corp., 4.13%, 08/01/2029 (Callable 08/01/2028)(a)		25,000	22,969
AHP Health Partners, Inc., 5.75%, 07/15/2029 (Callable 08/01/2024)(a)		25,000	23,687
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027 (Callable 08/01/2024)(a)		85,000	81,919
3.50%, 03/15/2029 (Callable 08/01/2024)(a)		25,000	22,406
Allergan Funding SCS, 2.63%, 11/15/2028 (Callable 08/15/2028)	EUR	100,000	99,144
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (Callable 02/15/2027)(a)		30,000	29,963
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.63%, 07/15/2026 (Callable 08/01/2024)(a)		15,000	14,944
9.75%, 07/15/2027 (Callable 08/01/2024)(a)		20,000	19,800
Alta Equipment Group, Inc., 9.00%, 06/01/2029 (Callable 06/01/2026)(a)		25,000	23,125
APi Group DE, Inc., 4.75%, 10/15/2029 (Callable 10/15/2024)(a)		25,000	23,219
Avis Budget Car Rental LLC / Avis Budget Finance, Inc., 8.00%, 02/15/2031 (Callable 11/15/2026)(a)		25,000	24,625
BAT Capital Corp., 4.54%, 08/15/2047 (Callable 02/15/2047)		37,000	28,261
Bausch + Lomb Corp., 8.38%, 10/01/2028 (Callable 10/01/2025)(a)		65,000	66,381

	Par	Value
Bausch Health Cos., Inc.
6.13%, 02/01/2027 (Callable 08/01/2024)(a)	$ 15,000	$ 12,487
14.00%, 10/15/2030 (Callable 10/15/2025)(a)	1,000	763
Becle SAB de CV, 2.50%, 10/14/2031 (Callable 07/14/2031)(a)	205,000	162,195
BellRing Brands, Inc., 7.00%, 03/15/2030 (Callable 03/15/2027)(a)	25,000	25,625
Bimbo Bakeries USA, Inc., 5.38%, 01/09/2036 (Callable 10/09/2035)(a)	200,000	194,893
Brink’s Co.
6.50%, 06/15/2029 (Callable 06/15/2026)(a)	20,000	20,175
6.75%, 06/15/2032 (Callable 06/15/2027)(a)	20,000	20,150
Bristol-Myers Squibb Co.
5.50%, 02/22/2044 (Callable 08/22/2043)	15,000	14,799
5.55%, 02/22/2054 (Callable 08/22/2053)	65,000	64,051
Campbell Soup Co., 5.40%, 03/21/2034 (Callable 12/21/2033)	36,000	35,749
Centene Corp.
4.63%, 12/15/2029 (Callable 12/15/2024)	90,000	85,275
3.38%, 02/15/2030 (Callable 02/15/2025)	305,000	270,306
3.00%, 10/15/2030 (Callable 07/15/2030)	285,000	243,675
2.50%, 03/01/2031 (Callable 12/01/2030)	275,000	224,682
Chobani LLC / Chobani Finance Corp., Inc., 7.63%, 07/01/2029 (Callable 01/01/2026)(a)	25,000	25,750
CHS/Community Health Systems, Inc.
6.00%, 01/15/2029 (Callable 07/17/2024)(a)	25,000	22,000
5.25%, 05/15/2030 (Callable 05/15/2025)(a)	25,000	20,688

The accompanying notes are an integral part of these financial statements.

86

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-Cyclical - (Continued)
Concentra Escrow Issuer Corp., 6.88%, 07/15/2032 (Callable 07/15/2027)(a)	$ 10,000	$ 10,138
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.63%, 07/15/2030 (Callable 07/16/2026)(a)	30,000	30,375
CPI CG, Inc.
8.63%, 03/15/2026 (Callable 08/01/2024)(a)	25,000	25,562
10.00%, 07/15/2029 (Callable 07/15/2026)(a)	25,000	25,938
CVS Health Corp.
5.30%, 06/01/2033 (Callable 03/01/2033)	40,000	38,860
5.88%, 06/01/2053 (Callable 12/01/2052)(b)	60,000	57,322
Darling Ingredients, Inc., 6.00%, 06/15/2030 (Callable 06/15/2025)(a)	290,000	285,650
DaVita, Inc., 4.63%, 06/01/2030 (Callable 06/01/2025)(a)	25,000	22,594
Duke University, 3.30%, 10/01/2046	163,000	122,048
Elevance Health, Inc.
2.38%, 01/15/2025 (Callable 12/15/2024)	70,000	68,777
4.55%, 05/15/2052 (Callable 11/15/2051)	30,000	24,671
Encompass Health Corp., 4.75%, 02/01/2030 (Callable 02/01/2025)	25,000	23,312
Fiesta Purchaser, Inc., 7.88%, 03/01/2031 (Callable 03/01/2027)(a)	25,000	25,813
Fortrea Holdings, Inc., 7.50%, 07/01/2030 (Callable 07/01/2026)(a)	15,000	14,869
Garda World Security Corp.
4.63%, 02/15/2027 (Callable 08/01/2024)(a)	85,000	80,962
6.00%, 06/01/2029 (Callable 08/01/2024)(a)	60,000	54,450
Gilead Sciences, Inc., 5.55%, 10/15/2053 (Callable 04/15/2053)	25,000	24,944

	Par	Value
Graham Holdings Co., 5.75%, 06/01/2026 (Callable 07/12/2024)(a)	$ 25,000	$ 24,781
HCA, Inc.
3.50%, 09/01/2030 (Callable 03/01/2030)	666,000	601,065
5.60%, 04/01/2034 (Callable 01/01/2034)	285,000	282,619
5.25%, 06/15/2049 (Callable 12/15/2048)	90,000	80,663
IQVIA, Inc., 6.25%, 02/01/2029 (Callable 01/01/2029)	55,000	56,581
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl
3.63%, 01/15/2032 (Callable 01/15/2027)	200,000	172,500
5.75%, 04/01/2033 (Callable 01/01/2033)	66,000	65,588
Keurig Dr Pepper, Inc., 5.20%, 03/15/2031 (Callable 01/15/2031)	80,000	79,779
Kraft Heinz Foods Co.
6.88%, 01/26/2039	90,000	99,408
7.13%, 08/01/2039(a)	95,000	106,670
4.38%, 06/01/2046 (Callable 12/01/2045)	290,000	235,352
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031 (Callable 06/30/2027)(a)	15,000	15,038
Legacy LifePoint Health LLC, 4.38%, 02/15/2027 (Callable 08/01/2024)(a)	35,000	33,337
LifePoint Health, Inc., 10.00%, 06/01/2032 (Callable 06/01/2027)(a)	65,000	66,300
MARB BondCo PLC
3.95%, 01/29/2031 (Callable 01/29/2026)	200,000	165,191
3.95%, 01/29/2031 (Callable 01/29/2026)(a)	200,000	164,988
Massachusetts Institute of Technology, 2.99%, 07/01/2050 (Callable 01/01/2050)	110,000	78,036
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/2029 (Callable 08/01/2024)(a)	30,000	27,862

The accompanying notes are an integral part of these financial statements.

87

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-Cyclical - (Continued)
Medline Borrower LP
3.88%, 04/01/2029 (Callable 10/01/2024)(a)(b)	$ 25,000	$ 23,000
5.25%, 10/01/2029 (Callable 10/01/2024)(a)	30,000	28,537
Medline Borrower LP/Medline Co.-Issuer, Inc., 6.25%, 04/01/2029 (Callable 04/01/2026)(a)	5,000	5,044
ModivCare Escrow Issuer, Inc., 5.00%, 10/01/2029 (Callable 10/01/2024)(a)	25,000	17,656
ModivCare, Inc., 5.88%, 11/15/2025(a)	25,000	25,367
MPH Acquisition Holdings LLC, 5.50%, 09/01/2028 (Callable 09/01/2024)(a)	25,000	18,750
NESCO Holdings II, Inc., 5.50%, 04/15/2029 (Callable 08/01/2024)(a)	25,000	23,187
Owens & Minor, Inc., 6.63%, 04/01/2030 (Callable 04/01/2025)(a)(b)	55,000	49,981
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/2033 (Callable 02/19/2033)	56,000	54,453
Philip Morris International, Inc., 5.25%, 02/13/2034 (Callable 11/13/2033)	40,000	39,112
Post Holdings, Inc.
5.63%, 01/15/2028 (Callable 07/17/2024)(a)	265,000	260,031
5.50%, 12/15/2029 (Callable 12/15/2024)(a)	85,000	81,812
4.63%, 04/15/2030 (Callable 04/15/2025)(a)	25,000	22,969
4.50%, 09/15/2031 (Callable 09/15/2026)(a)	5,000	4,475
President and Fellows of Harvard College, 2.52%, 10/15/2050 (Callable 04/15/2050)	110,000	70,342
Prime Security Services Borrower LLC / Prime Finance, Inc., 5.75%, 04/15/2026(a)	5,000	4,950
Primo Water Holdings, Inc., 4.38%, 04/30/2029 (Callable 08/01/2024)(a)	25,000	23,000

		Par	Value
Prumo Participacoes e Investimentos S/A, 7.50%, 12/31/2031 (Callable 10/29/2024)		$ 148,915	$ 148,171
Quanta Services, Inc., 2.35%, 01/15/2032 (Callable 10/15/2031)		88,000	71,274
Rede D’or Finance Sarl, 4.95%, 01/17/2028 (Callable 10/17/2027)(a)		200,000	190,000
Royalty Pharma PLC, 5.15%, 09/02/2029 (Callable 08/02/2029)		43,000	42,654
Rutas 2 & 7 Finance Ltd., 0.00%, 09/30/2036(d)		333,333	227,500
Select Medical Corp., 6.25%, 08/15/2026 (Callable 08/01/2024)(a)		25,000	25,062
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, 03/01/2029 (Callable 08/01/2024)(a)		25,000	21,969
Sotera Health Holdings LLC, 7.38%, 06/01/2031 (Callable 06/01/2027)(a)		85,000	85,000
Star Parent, Inc., 9.00%, 10/01/2030 (Callable 10/01/2026)(a)		25,000	26,188
Teleflex, Inc., 4.25%, 06/01/2028 (Callable 08/01/2024)(a)		25,000	23,469
Tenet Healthcare Corp.
6.25%, 02/01/2027 (Callable 07/17/2024)		20,000	19,950
6.13%, 10/01/2028 (Callable 08/01/2024)		25,000	24,844
6.13%, 06/15/2030 (Callable 06/15/2025)		35,000	34,781
Thermo Fisher Scientific, Inc., 0.50%, 03/01/2028 (Callable 12/01/2027)	EUR	100,000	96,656
Triton Container International Ltd. / TAL International Container Corp., 3.25%, 03/15/2032 (Callable 12/15/2031)		90,000	74,027
Triton Water Holdings, Inc., 6.25%, 04/01/2029 (Callable 08/01/2024)(a)		25,000	24,031
United Natural Foods, Inc., 6.75%, 10/15/2028 (Callable 08/01/2024)(a)		50,000	45,125

The accompanying notes are an integral part of these financial statements.

88

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Consumer, Non-Cyclical - (Continued)
United Rentals North America, Inc.
6.00%, 12/15/2029 (Callable 12/15/2025)(a)	$ 150,000	$ 150,563
4.00%, 07/15/2030 (Callable 07/15/2025)	110,000	99,138
3.88%, 02/15/2031 (Callable 08/15/2025)	230,000	204,700
3.75%, 01/15/2032 (Callable 07/15/2026)	25,000	21,656
UnitedHealth Group, Inc.
5.05%, 04/15/2053 (Callable 10/15/2052)	60,000	55,464
4.95%, 05/15/2062 (Callable 11/15/2061)	33,000	29,099
US Foods, Inc., 7.25%, 01/15/2032 (Callable 09/15/2026)(a)	25,000	25,938
Varex Imaging Corp., 7.88%, 10/15/2027 (Callable 08/01/2024)(a)(b)	25,000	25,281
Verisk Analytics, Inc., 5.25%, 06/05/2034 (Callable 03/05/2034)	37,000	36,304
VT Topco, Inc., 8.50%, 08/15/2030 (Callable 08/15/2026)(a)	20,000	21,000
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (Callable 01/30/2027)(a)	45,000	46,294
WASH Multifamily Acquisition, Inc., 5.75%, 04/15/2026 (Callable 08/01/2024)(a)	15,000	14,644
Williams Scotsman, Inc., 4.63%, 08/15/2028 (Callable 08/01/2024)(a)	25,000	23,531
		8,468,324
Energy - 4.5%
AI Candelaria Spain SA, 7.50%, 12/15/2028 (Callable 09/15/2028)	191,666	188,312
Aker BP ASA, 3.75%, 01/15/2030 (Callable 10/15/2029)(a)	185,000	169,038
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.75%, 03/01/2027 (Callable 07/17/2024)(a)	110,000	108,762

		Par	Value
Archrock Partners LP / Archrock Partners Finance Corp., 6.25%, 04/01/2028 (Callable 08/01/2024)(a)		$ 25,000	$ 24,719
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 5.88%, 06/30/2029 (Callable 09/01/2024)(a)		25,000	24,344
Baytex Energy Corp., 8.50%, 04/30/2030 (Callable 04/30/2026)(a)		25,000	26,000
Blue Racer Midstream LLC / Blue Racer Finance Corp., 7.25%, 07/15/2032 (Callable 07/15/2027)(a)		15,000	15,375
BP Capital Markets America, Inc.
4.89%, 09/11/2033 (Callable 06/11/2033)		33,000	32,025
5.23%, 11/17/2034 (Callable 08/17/2034)		32,000	31,677
Buckeye Partners LP, 6.88%, 07/01/2029 (Callable 07/01/2026)(a)		40,000	40,144
Canacol Energy Ltd., 5.75%, 11/24/2028 (Callable 11/24/2024)		200,000	106,000
Cenovus Energy, Inc.
3.50%, 02/07/2028 (Callable 12/07/2027)	CAD	100,000	70,306
5.25%, 06/15/2037 (Callable 12/15/2036)		17,000	15,989
6.75%, 11/15/2039		434,000	463,267
5.40%, 06/15/2047 (Callable 12/15/2046)		92,000	83,484
Cheniere Energy Partners LP, 4.00%, 03/01/2031 (Callable 03/01/2026)		370,000	336,237
Cheniere Energy, Inc., 4.63%, 10/15/2028 (Callable 07/12/2024)		80,000	77,600
Chord Energy Corp., 6.38%, 06/01/2026 (Callable 08/01/2024)(a)		25,000	24,875
Civitas Resources, Inc.
8.38%, 07/01/2028 (Callable 07/01/2025)(a)		20,000	20,950
8.75%, 07/01/2031 (Callable 07/01/2026)(a)		190,000	202,825

The accompanying notes are an integral part of these financial statements.

89

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
CNX Resources Corp., 6.00%, 01/15/2029 (Callable 08/01/2024)(a)	$ 20,000	$ 19,500
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/2033 (Callable 08/15/2033)(a)	45,000	46,162
Continental Resources, Inc./OK
5.75%, 01/15/2031 (Callable 07/15/2030)(a)	227,000	223,311
2.88%, 04/01/2032 (Callable 01/01/2032)(a)	376,000	304,090
Cosan Overseas Ltd., 8.25%, Perpetual (Callable 08/05/2024)	200,000	202,000
Crescent Energy Finance LLC, 7.63%, 04/01/2032 (Callable 04/01/2027)(a)	20,000	20,300
Delek Logistics Partners LP / Delek Logistics Finance Corp., 8.63%, 03/15/2029 (Callable 03/15/2026)(a)	25,000	25,656
Devon Energy Corp., 5.25%, 10/15/2027 (Callable 07/12/2024)	17,000	16,904
DT Midstream, Inc., 4.13%, 06/15/2029 (Callable 08/01/2024)(a)	25,000	23,062
Ecopetrol SA
4.63%, 11/02/2031 (Callable 08/02/2031)	50,000	41,000
5.88%, 11/02/2051 (Callable 05/02/2051)	300,000	208,500
Enbridge, Inc.
3.13%, 11/15/2029 (Callable 08/15/2029)	175,000	157,082
7.20% to 06/27/2034 then 5 yr. CMT Rate + 2.97%, 06/27/2054 (Callable 03/27/2034)	140,000	140,794
8.50% to 01/15/2034 then 5 yr. CMT Rate + 4.43%, 01/15/2084 (Callable 10/15/2033)	210,000	222,664
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/2028 (Callable 08/01/2024)(a)	25,000	25,437
Enerflex Ltd., 9.00%, 10/15/2027 (Callable 10/15/2024)(a)	25,000	25,344

	Par	Value
Energy Transfer LP
5.75%, 04/01/2025 (Callable 07/17/2024)	$ 25,000	$ 24,937
7.13% to 05/15/2030 then 5 yr. CMT Rate + 5.31%, Perpetual (Callable 05/15/2030)	175,000	173,250
5.95%, 05/15/2054 (Callable 11/15/2053)	40,000	38,178
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054 (Callable 02/15/2029)	185,000	190,836
EnLink Midstream LLC, 5.38%, 06/01/2029 (Callable 03/01/2029)	25,000	24,469
EQT Corp.
3.63%, 05/15/2031 (Callable 05/15/2030)(a)	350,000	306,722
5.75%, 02/01/2034 (Callable 11/01/2033)	80,000	78,736
Fermaca Enterprises S de RL de CV, 6.38%, 03/30/2038 (Callable 09/30/2037)	183,744	179,840
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (Callable 01/15/2027)(a)	25,000	25,625
GNL Quintero SA, 4.63%, 07/31/2029	129,440	126,042
Guara Norte Sarl, 5.20%, 06/15/2034	165,630	153,208
Harvest Midstream I LP, 7.50%, 05/15/2032 (Callable 05/15/2027)(a)	30,000	30,375
Hess Midstream Operations LP, 5.63%, 02/15/2026 (Callable 08/01/2024)(a)	60,000	59,550
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (Callable 08/01/2024)(a)	50,000	48,250
8.38%, 11/01/2033 (Callable 11/01/2028)(a)	5,000	5,319
Kinder Morgan Energy Partners LP, 6.95%, 01/15/2038	75,000	81,039
Kinder Morgan, Inc., 5.30%, 12/01/2034 (Callable 06/01/2034)	55,000	53,307
Kinetik Holdings LP, 5.88%, 06/15/2030 (Callable 06/15/2025)(a)	25,000	24,500

The accompanying notes are an integral part of these financial statements.

90

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Kodiak Gas Services LLC, 7.25%, 02/15/2029 (Callable 02/15/2026)(a)	$ 55,000	$ 56,375
Matador Resources Co.
6.88%, 04/15/2028 (Callable 04/15/2025)(a)	25,000	25,344
6.50%, 04/15/2032 (Callable 04/15/2027)(a)	20,000	19,975
MC Brazil Downstream Trading SARL, 7.25%, 06/30/2031(a)	190,150	169,234
Moss Creek Resources Holdings, Inc., 7.50%, 01/15/2026 (Callable 08/01/2024)(a)	25,000	24,969
MPLX LP, 5.50%, 06/01/2034 (Callable 03/01/2034)	40,000	39,389
Murphy Oil Corp., 6.38%, 07/15/2028 (Callable 07/17/2024)	25,000	25,125
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (Callable 02/15/2026)(a)	25,000	25,500
8.38%, 02/15/2032 (Callable 02/15/2027)(a)	25,000	25,438
Occidental Petroleum Corp.
6.63%, 09/01/2030 (Callable 03/01/2030)	245,000	256,638
6.13%, 01/01/2031 (Callable 07/01/2030)	200,000	204,500
7.50%, 05/01/2031	70,000	77,175
6.45%, 09/15/2036	30,000	31,275
ONEOK, Inc., 6.63%, 09/01/2053 (Callable 03/01/2053)(b)	35,000	37,256
Ovintiv, Inc.
6.50%, 08/15/2034	190,000	196,716
6.50%, 02/01/2038	115,000	116,859
Permian Resources Operating LLC
5.38%, 01/15/2026 (Callable 08/01/2024)(a)	85,000	83,725
5.88%, 07/01/2029 (Callable 08/01/2024)(a)	25,000	24,656
7.00%, 01/15/2032 (Callable 01/15/2027)(a)	15,000	15,375

	Par	Value
Petroleos del Peru SA, 4.75%, 06/19/2032	$ 200,000	$ 149,000
Petroleos Mexicanos, 6.75%, 09/21/2047	200,000	132,000
Petrorio Luxembourg Holding Sarl, 6.13%, 06/09/2026 (Callable 08/01/2024)(a)	200,000	196,000
QatarEnergy, 2.25%, 07/12/2031 (Callable 04/12/2031)(a)	235,000	195,416
Reliance Industries Ltd., 4.13%, 01/28/2025	250,000	247,727
Sabine Pass Liquefaction LLC, 5.00%, 03/15/2027 (Callable 09/15/2026)	70,000	69,388
Schlumberger Holdings Corp., 5.00%, 11/15/2029 (Callable 10/15/2029)(a)	64,000	63,388
Sitio Royalties Operating Partnership LP / Sitio Finance Corp., 7.88%, 11/01/2028 (Callable 11/01/2025)(a)	15,000	15,487
Southwestern Energy Co.
5.70%, 01/23/2025 (Callable 10/23/2024)	88,000	87,670
5.38%, 02/01/2029 (Callable 07/17/2024)	25,000	24,281
Sunoco LP / Sunoco Finance Corp.
6.00%, 04/15/2027 (Callable 08/01/2024)	35,000	34,869
4.50%, 05/15/2029 (Callable 07/17/2024)	25,000	23,344
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.38%, 02/15/2029 (Callable 02/15/2026)(a)	15,000	15,073
Talos Production, Inc., 9.00%, 02/01/2029 (Callable 02/01/2026)(a)	25,000	26,250
TransCanada PipeLines Ltd., 4.10%, 04/15/2030 (Callable 01/15/2030)	310,000	292,419
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/2030 (Callable 02/15/2030)	30,000	27,041
Transocean Poseidon Ltd., 6.88%, 02/01/2027 (Callable 08/01/2024)(a)	30,375	30,337
Transocean, Inc., 8.00%, 02/01/2027 (Callable 07/12/2024)(a)	13,000	12,967

The accompanying notes are an integral part of these financial statements.

91

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Energy - (Continued)
Var Energi ASA, 7.50%, 01/15/2028 (Callable 12/15/2027)(a)	$ 200,000	$ 210,565
Venture Global LNG, Inc.
8.13%, 06/01/2028 (Callable 06/01/2025)(a)	45,000	46,350
8.38%, 06/01/2031 (Callable 06/01/2026)(a)	15,000	15,562
9.88%, 02/01/2032 (Callable 02/01/2027)(a)	15,000	16,294
Vital Energy, Inc., 7.88%, 04/15/2032 (Callable 04/15/2027)(a)	10,000	10,163
Weatherford International Ltd., 8.63%, 04/30/2030 (Callable 10/30/2024)(a)	10,000	10,325
Western Midstream Operating LP, 4.05%, 02/01/2030 (Callable 11/01/2029)	210,000	194,775
Williams Cos., Inc.
3.50%, 11/15/2030 (Callable 08/15/2030)	30,000	27,245
5.15%, 03/15/2034 (Callable 12/15/2033)	48,000	46,687
		9,064,065
Financial - 6.7%
Acrisure LLC / Acrisure Finance, Inc., 7.50%, 11/06/2030 (Callable 05/15/2026)(a)	20,000	19,950
Agree LP, 5.63%, 06/15/2034 (Callable 03/15/2034)	55,000	54,464
Air Lease Corp.
1.88%, 08/15/2026 (Callable 07/15/2026)	75,000	69,489
4.13% to 12/15/2026 then 5 yr. CMT Rate + 3.15%, Perpetual (Callable 12/15/2026)	130,000	117,975
5.20%, 07/15/2031 (Callable 05/15/2031)	58,000	56,682
Alexandria Real Estate Equities, Inc., 3.00%, 05/18/2051 (Callable 11/18/2050)	130,000	78,152

		Par	Value
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer, 6.75%, 10/15/2027 (Callable 08/01/2024)(a)		$ 25,000	$ 24,562
Ally Financial, Inc., 6.70%, 02/14/2033 (Callable 11/16/2032)		25,000	24,780
American Express Co., 5.10% to 02/16/2027 then SOFR + 1.00%, 02/16/2028 (Callable 02/16/2027)		151,000	150,158
American Homes 4 Rent LP, 5.50%, 02/01/2034 (Callable 11/01/2033)		60,000	59,086
American Tower Corp.
0.50%, 01/15/2028 (Callable 10/15/2027)	EUR	100,000	95,414
5.55%, 07/15/2033 (Callable 04/15/2033)		75,000	74,699
AmWINS Group, Inc., 4.88%, 06/30/2029 (Callable 08/01/2024)(a)		20,000	18,575
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 5.25%, 04/15/2030 (Callable 04/15/2025)(a)		20,000	11,850
Ares Capital Corp., 3.25%, 07/15/2025 (Callable 06/15/2025)		40,000	38,861
Aretec Group, Inc., 7.50%, 04/01/2029 (Callable 08/01/2024)(a)		25,000	24,062
Athene Global Funding, 5.93% (SOFR + 0.56%), 08/19/2024(a)		80,000	80,027
Athene Holding Ltd., 6.25%, 04/01/2054 (Callable 10/01/2053)		85,000	84,869
Aviation Capital Group LLC, 5.38%, 07/15/2029 (Callable 06/15/2029)(a)		59,000	58,417
Avolon Holdings Funding Ltd., 5.75%, 03/01/2029 (Callable 02/01/2029)(a)		140,000	138,405
Banco de Credito del Peru SA
3.13% to 07/01/2025 then 5 yr. CMT Rate + 3.00%, 07/01/2030 (Callable 07/01/2025)		190,000	183,350
3.25% to 09/30/2026 then 5 yr. CMT Rate + 2.45%, 09/30/2031 (Callable 09/30/2026)		50,000	46,438

The accompanying notes are an integral part of these financial statements.

92

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Banco del Estado de Chile, 7.95% to 05/02/2029 then 5 yr. CMT Rate + 3.23%, Perpetual (Callable 05/02/2029)(a)	$ 200,000	$ 206,500
Banco do Estado do Rio Grande do Sul SA, 5.38% to 01/28/2026 then 5 yr. CMT Rate + 4.93%, 01/28/2031 (Callable 01/28/2026)	200,000	186,950
Banco Industrial SA/Guatemala, 4.88% to 01/29/2026 then 5 yr. CMT Rate + 4.44%, 01/29/2031 (Callable 01/29/2026)	150,000	144,375
Banco Internacional del Peru SAA Interbank, 4.00% to 07/08/2025 then 5 yr. CMT Rate + 3.71%, 07/08/2030 (Callable 07/08/2025)	200,000	194,000
Banco Mercantil del Norte SA/Grand Cayman, 6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual (Callable 01/24/2032)	300,000	261,750
Bancolombia SA, 8.63% to 12/24/2029 then 5 yr. CMT Rate + 4.32%, 12/24/2034 (Callable 06/24/2029)	200,000	203,500
Bank Negara Indonesia Persero Tbk PT, 3.75%, 03/30/2026	200,000	190,750
Bank of America Corp.
3.38% to 04/02/2025 then SOFR + 1.33%, 04/02/2026 (Callable 04/02/2025)	250,000	245,672
2.65% to 03/11/2031 then SOFR + 1.22%, 03/11/2032 (Callable 03/11/2031)	2,000	1,692
2.69% to 04/22/2031 then SOFR + 1.32%, 04/22/2032 (Callable 04/22/2031)	10,000	8,412
2.30% to 07/21/2031 then SOFR + 1.22%, 07/21/2032 (Callable 07/21/2031)	2,000	1,640
4.57% to 04/27/2032 then SOFR + 1.83%, 04/27/2033 (Callable 04/27/2032)	5,000	4,714

		Par	Value
5.47% to 01/23/2034 then SOFR + 1.65%, 01/23/2035 (Callable 01/23/2034)		$ 30,000	$ 30,003
2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036 (Callable 09/21/2031)		158,000	125,756
Bank of Montreal
3.80% to 12/15/2027 then 5 yr. Swap Rate USD + 1.43%, 12/15/2032 (Callable 12/15/2027)		85,000	79,211
7.33% to 11/26/2027 then Government of Canada 5 Year Bond Yield + 4.10%, 11/26/2082 (Callable 11/26/2027)	CAD	270,000	200,322
Bank of Nova Scotia, 8.63% to 10/27/2027 then 5 yr. CMT Rate + 4.39%, 10/27/2082 (Callable 10/27/2027)		200,000	205,804
BBVA Bancomer SA/Texas, 5.13% to 01/17/2028 then 5 yr. CMT Rate + 2.65%, 01/18/2033 (Callable 01/17/2028)		200,000	180,582
Berkshire Hathaway Finance Corp., 2.38%, 06/19/2039 (Callable 03/19/2039)	GBP	120,000	105,767
BlackRock Funding, Inc., 5.25%, 03/14/2054 (Callable 09/14/2053)		50,000	48,384
BNG Bank NV, 3.30%, 07/17/2028	AUD	305,000	192,952
Boston Properties LP, 2.75%, 10/01/2026 (Callable 07/01/2026)		28,000	26,108
BroadStreet Partners, Inc., 5.88%, 04/15/2029 (Callable 08/01/2024)(a)		25,000	23,312
Brown & Brown, Inc., 2.38%, 03/15/2031 (Callable 12/15/2030)		95,000	78,093
Citigroup, Inc., 3.06% to 01/25/2032 then SOFR + 1.35%, 01/25/2033 (Callable 01/25/2032)		121,000	102,502
Citizens Financial Group, Inc., 6.65% to 04/25/2034 then SOFR + 2.33%, 04/25/2035 (Callable 04/25/2034)		25,000	26,095
Crown Castle, Inc., 3.65%, 09/01/2027 (Callable 06/01/2027)		85,000	80,937

The accompanying notes are an integral part of these financial statements.

93

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
Danske Bank AS, 6.47% (1 yr. CMT Rate + 2.10%), 01/09/2026 (Callable 01/09/2025)(a)		$ 200,000	$ 200,510
Equinix, Inc.
3.90%, 04/15/2032 (Callable 01/15/2032)		40,000	36,437
2.95%, 09/15/2051 (Callable 03/15/2051)		75,000	46,478
F&G Annuities & Life, Inc., 6.50%, 06/04/2029 (Callable 05/04/2029)		35,000	35,001
Five Star Bancorp, 6.00% to 09/01/2027 then SOFR + 3.29%, 09/01/2032 (Callable 08/18/2027)(a)		50,000	42,183
Freedom Mortgage Corp.
7.63%, 05/01/2026 (Callable 07/17/2024)(a)		85,000	84,150
6.63%, 01/15/2027 (Callable 08/01/2024)(a)		25,000	24,150
GGAM Finance Ltd., 6.88%, 04/15/2029 (Callable 04/15/2026)(a)		30,000	30,375
Global Aircraft Leasing Co. Ltd., 6.50% (includes 7.25% PIK), 09/15/2024 (Callable 08/01/2024)(a)		51,887	49,552
Goldman Sachs Group, Inc.
6.19% (SOFR + 0.82%), 09/10/2027 (Callable 09/10/2026)(b)		160,000	159,868
0.25%, 01/26/2028 (Callable 10/26/2027)	EUR	75,000	71,801
2.00%, 11/01/2028	EUR	63,000	63,319
GTCR AP Finance, Inc., 8.00%, 05/15/2027 (Callable 08/01/2024)(a)		25,000	25,062
Host Hotels & Resorts LP
3.38%, 12/15/2029 (Callable 09/15/2029)		185,000	165,536
3.50%, 09/15/2030 (Callable 06/15/2030)		155,000	136,699
5.70%, 07/01/2034 (Callable 04/01/2034)		80,000	78,360
HUB International Ltd., 7.25%, 06/15/2030 (Callable 06/15/2026)(a)		15,000	15,300

		Par	Value
InRetail Shopping Malls, 5.75%, 04/03/2028 (Callable 07/11/2024)		$ 250,000	$ 243,750
Intercorp Financial Services, Inc., 4.13%, 10/19/2027 (Callable 07/19/2027)		200,000	186,000
Iron Mountain, Inc., 7.00%, 02/15/2029 (Callable 08/15/2025)(a)		45,000	45,731
Itau Unibanco Holding SA/Cayman Island, 4.63% to 02/27/2025 then 5 yr. CMT Rate + 3.22%, Perpetual (Callable 02/27/2025)		200,000	194,000
JPMorgan Chase & Co.
2.08% to 04/22/2025 then SOFR + 1.85%, 04/22/2026 (Callable 04/22/2025)		500,000	485,790
4.85% to 07/25/2027 then SOFR + 1.99%, 07/25/2028 (Callable 07/25/2027)		36,000	35,637
4.45% to 12/05/2028 then 3 mo. Term SOFR + 1.59%, 12/05/2029 (Callable 12/05/2028)		11,000	10,662
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033 (Callable 01/25/2032)		163,000	138,072
Kreditanstalt fuer Wiederaufbau, 2.88%, 02/17/2027	NOK	430,000	39,019
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 02/01/2027 (Callable 08/01/2024)(a)		85,000	80,537
4.75%, 06/15/2029 (Callable 08/01/2024)(a)		25,000	23,094
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (Callable 01/26/2031)(a)		10,000	10,263
Markel Group, Inc., 6.00%, 05/16/2054 (Callable 11/16/2053)		15,000	14,856
Morgan Stanley
2.19% to 04/28/2025 then SOFR + 1.99%, 04/28/2026 (Callable 04/28/2025)		611,000	593,464

The accompanying notes are an integral part of these financial statements.

94

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
0.99% to 12/10/2025 then SOFR + 0.72%, 12/10/2026 (Callable 12/10/2025)	$ 499,000	$ 466,675
5.42% to 07/21/2033 then SOFR + 1.88%, 07/21/2034 (Callable 07/21/2033)	3,000	2,988
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 03/15/2031 (Callable 03/15/2026)	25,000	16,188
National Bank of Canada, 5.60% to 07/02/2026 then SOFR + 1.04%, 07/02/2027 (Callable 07/02/2026)	250,000	249,925
Nationstar Mortgage Holdings, Inc.
5.00%, 02/01/2026 (Callable 08/01/2024)(a)	85,000	83,087
5.13%, 12/15/2030 (Callable 12/15/2025)(a)	25,000	22,906
5.75%, 11/15/2031 (Callable 11/15/2026)(a)	40,000	37,600
Navient Corp.
5.00%, 03/15/2027 (Callable 09/15/2026)	20,000	19,050
4.88%, 03/15/2028 (Callable 06/15/2027)	25,000	22,969
Northern Trust Corp., 3.38% to 05/08/2027 then 3 mo. LIBOR US + 1.13%, 05/08/2032 (Callable 05/08/2027)(c)	5,000	4,707
OneMain Finance Corp.
3.50%, 01/15/2027 (Callable 08/01/2024)	85,000	79,688
6.63%, 01/15/2028 (Callable 07/15/2027)	60,000	60,225
7.50%, 05/15/2031 (Callable 05/15/2027)	35,000	35,438
Ontario Teachers’ Finance Trust, 2.00%, 04/16/2031 (a)	250,000	210,166
Oversea-Chinese Banking Corp. Ltd., 1.83% to 09/10/2025 then 5 yr. CMT Rate + 1.58%, 09/10/2030 (Callable 09/10/2025)	200,000	191,003

		Par	Value
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (Callable 06/01/2027)(a)		$ 50,000	$ 50,375
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer, 7.00%, 02/01/2030 (Callable 08/01/2026)(a)		75,000	75,656
PennyMac Financial Services, Inc., 7.88%, 12/15/2029 (Callable 12/15/2026)(a)		20,000	20,600
Popular, Inc., 7.25%, 03/13/2028 (Callable 02/13/2028)		160,000	162,807
PRA Group, Inc., 5.00%, 10/01/2029 (Callable 10/01/2024)(a)		25,000	21,406
Provident Financial Services, Inc., 9.00% to 05/15/2029 then 3 mo. Term SOFR + 4.77%, 05/15/2034 (Callable 05/15/2029)		110,000	110,700
RHP Hotel Properties LP / RHP Finance Corp., 7.25%, 07/15/2028 (Callable 07/15/2025)(a)		25,000	25,750
RLJ Lodging Trust LP, 3.75%, 07/01/2026 (Callable 08/01/2024)(a)		85,000	80,644
Royal Bank of Canada
4.20% to 02/24/2027 then Government of Canada 5 Year Bond Yield + 2.71%, Perpetual (Callable 02/24/2027)	CAD	200,000	122,835
5.15%, 02/01/2034		32,000	31,689
7.50% to 05/02/2029 then 5 yr. CMT Rate + 2.89%, 05/02/2084 (Callable 05/02/2029)		315,000	321,593
SBA Communications Corp.
3.88%, 02/15/2027 (Callable 07/12/2024)		440,000	419,100
3.13%, 02/01/2029 (Callable 08/01/2024)		220,000	196,140
Sun Communities Operating LP, 2.70%, 07/15/2031 (Callable 04/15/2031)		43,000	35,567
Toronto-Dominion Bank
2.67%, 09/09/2025	CAD	264,000	188,062
8.13% to 10/31/2027 then 5 yr. CMT Rate + 4.08%, 10/31/2082 (Callable 10/31/2027)		205,000	209,258

The accompanying notes are an integral part of these financial statements.

95

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Financial - (Continued)
United Overseas Bank Ltd., 1.75% to 03/16/2026 then 5 yr. CMT Rate + 1.52%, 03/16/2031 (Callable 03/16/2026)	$ 200,000	$ 187,302
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (Callable 08/01/2024)(a)	85,000	84,363
5.75%, 06/15/2027 (Callable 08/01/2024)(a)	25,000	24,406
US Bancorp, 3.70% to 01/15/2027 then 5 yr. CMT Rate + 2.54%, Perpetual (Callable 01/15/2027)	155,000	140,081
VFH Parent LLC / Valor Co.-Issuer, Inc., 7.50%, 06/15/2031 (Callable 06/15/2027)(a)	25,000	25,031
VICI Properties LP, 5.13%, 05/15/2032 (Callable 02/15/2032)	175,000	166,250
VICI Properties LP / VICI Note Co., Inc.
4.63%, 12/01/2029 (Callable 12/01/2024)(a)	190,000	179,550
4.13%, 08/15/2030 (Callable 02/15/2025)(a)	165,000	149,944
Webster Financial Corp., 3.88% to 11/01/2025 then 3 mo. Term SOFR + 3.69%, 11/01/2030 (Callable 11/01/2025)	125,000	113,497
Wells Fargo & Co.
4.54% (SOFR + 1.56%), 08/15/2026 (Callable 08/15/2025)	519,000	512,685
4.81% to 07/25/2027 then SOFR + 1.98%, 07/25/2028 (Callable 07/25/2027)	35,000	34,512
5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029 (Callable 07/25/2028)	95,000	95,931
5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034 (Callable 07/25/2033)	5,000	4,979
Westpac Banking Corp., 3.02% to 11/18/2031 then 5 yr. CMT Rate + 1.53%, 11/18/2036 (Callable 11/18/2031)	92,000	75,106

		Par	Value
Willis North America, Inc., 4.50%, 09/15/2028 (Callable 06/15/2028)		$80,000	$77,407
			13,477,545
Government - 2.4%
Asian Development Bank, 3.00%, 10/14/2026	AUD	130,000	83,806
Asian Infrastructure Investment Bank, 0.20%, 12/15/2025	GBP	125,000	147,597
European Bank for Reconstruction & Development
20.00%, 03/19/2025		200,000	210,710
5.00%, 01/15/2026	INR	10,900,000	127,144
6.30%, 10/26/2027	INR	11,300,000	132,627
European Investment Bank
1.25%, 02/17/2027	NOK	1,000,000	87,055
0.25%, 01/20/2032	EUR	230,000	201,799
Indonesia Government International Bond, 1.10%, 03/12/2033	EUR	100,000	84,722
Inter-American Development Bank
2.75%, 10/30/2025	AUD	115,000	74,892
2.70%, 01/29/2026	AUD	135,000	87,416
4.70%, 10/03/2030	AUD	195,000	129,647
International Bank for Reconstruction & Development
1.90%, 01/16/2025	CAD	130,000	93,654
1.25%, 03/16/2026	NOK	620,000	55,133
5.00%, 06/22/2026	NZD	365,000	221,940
1.80%, 01/19/2027	CAD	145,000	100,297
4.25%, 09/18/2030	CAD	95,000	70,975
1.20%, 08/08/2034	EUR	360,000	323,917
International Development Association, 1.75%, 02/17/2027	NOK	540,000	47,579
International Finance Corp.
6.30%, 11/25/2024	INR	11,510,000	137,641
0.38%, 09/10/2025	NZD	250,000	143,593
4.60%, 10/19/2028	AUD	160,000	106,813
Kommunalbanken AS, 4.25%, 07/16/2025	AUD	184,000	122,097
New Zealand Government Bond
2.75%, 04/15/2025	NZD	585,000	349,071
3.50%, 04/14/2033	NZD	665,000	371,635
New Zealand Local Government Funding Agency Bond
2.75%, 04/15/2025	NZD	230,000	137,049
4.70%, 08/01/2028	AUD	155,000	103,131
Nordic Investment Bank, 3.00%, 08/23/2027	NOK	1,060,000	96,268
Perusahaan Penerbit SBSN Indonesia III, 4.15%, 03/29/2027(a)		200,000	194,750

The accompanying notes are an integral part of these financial statements.

96

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Government - (Continued)
Philippine Government International Bond
0.88%, 05/17/2027	EUR	$ 285,000	$ 279,967
6.25%, 01/14/2036	PHP	5,000,000	80,169
Province of Alberta Canada, 0.63%, 04/18/2025	EUR	100,000	104,648
Province of Ontario Canada, 3.10%, 01/31/2034	EUR	100,000	105,808
Province of Quebec Canada, 0.20%, 04/07/2025	EUR	100,000	104,378
Treasury Corp. of Victoria, 4.25%, 12/20/2032	AUD	305,000	193,880
			4,911,808
Industrial - 2.7%
AAR Escrow Issuer LLC, 6.75%, 03/15/2029 (Callable 03/15/2026)(a)		45,000	45,731
Advanced Drainage Systems, Inc., 6.38%, 06/15/2030 (Callable 07/15/2025)(a)		55,000	55,069
AGCO Corp., 5.80%, 03/21/2034 (Callable 12/21/2033)		30,000	29,795
Airbus SE, 1.63%, 06/09/2030 (Callable 03/09/2030)	EUR	100,000	96,155
Allegion US Holding Co., Inc., 5.60%, 05/29/2034 (Callable 02/28/2034)		33,000	33,044
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/2028 (Callable 10/15/2025)(a)		25,000	26,313
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028 (Callable 08/01/2024)(a)		200,000	175,750
Arrow Electronics, Inc., 5.88%, 04/10/2034 (Callable 01/10/2034)		40,000	39,341
Artera Services LLC, 8.50%, 02/15/2031 (Callable 02/15/2027)(a)		15,000	15,431
Ball Corp.
6.88%, 03/15/2028 (Callable 11/15/2024)		275,000	281,531
2.88%, 08/15/2030 (Callable 05/15/2030)		380,000	322,525
Berry Global, Inc., 5.63%, 07/15/2027 (Callable 08/01/2024)(a)		95,000	93,456

		Par	Value
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/2034(d)		$ 253,472	$ 189,787
Boeing Co.
5.15%, 05/01/2030 (Callable 02/01/2030)		485,000	463,714
6.39%, 05/01/2031 (Callable 03/01/2031)(a)		11,000	11,165
5.81%, 05/01/2050 (Callable 11/01/2049)		145,000	129,477
6.86%, 05/01/2054 (Callable 11/01/2053)(a)		25,000	25,440
Bombardier, Inc.
7.88%, 04/15/2027 (Callable 08/01/2024)(a)		42,000	42,105
7.50%, 02/01/2029 (Callable 02/01/2026)(a)		15,000	15,506
8.75%, 11/15/2030 (Callable 11/15/2026)(a)		25,000	27,000
7.25%, 07/01/2031 (Callable 07/01/2027)(a)		5,000	5,125
7.00%, 06/01/2032 (Callable 06/01/2027)(a)		5,000	5,056
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (Callable 08/01/2026)(a)		20,000	21,575
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 02/01/2026 (Callable 08/01/2024)(a)		110,000	108,763
Builders FirstSource, Inc., 6.38%, 03/01/2034 (Callable 03/01/2029)(a)		35,000	34,650
Burlington Northern Santa Fe LLC, 5.50%, 03/15/2055 (Callable 09/15/2054)		42,000	42,096
Cascades, Inc./Cascades USA, Inc., 5.38%, 01/15/2028 (Callable 08/01/2024)(a)		25,000	24,000
Cellnex Telecom SA, 1.88%, 06/26/2029 (Callable 03/26/2029)	EUR	100,000	97,309
Cemex SAB de CV
5.13% to 09/08/2026 then 5 yr. CMT Rate + 4.53%, Perpetual (Callable 06/08/2026)		200,000	192,500

The accompanying notes are an integral part of these financial statements.

97

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrial - (Continued)
3.88%, 07/11/2031 (Callable 07/11/2026)(a)	$ 200,000	$ 176,000
Chart Industries, Inc., 7.50%, 01/01/2030 (Callable 01/01/2026)(a)	25,000	25,875
Clean Harbors, Inc., 6.38%, 02/01/2031 (Callable 02/01/2026)(a)	25,000	25,000
Clydesdale Acquisition Holdings, Inc., 8.75%, 04/15/2030 (Callable 04/15/2025)(a)	25,000	24,406
CNH Industrial Capital LLC, 5.10%, 04/20/2029 (Callable 03/20/2029)	40,000	39,765
CSX Corp., 3.80%, 11/01/2046 (Callable 05/01/2046)	100,000	77,314
EMRLD Borrower LP / Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030 (Callable 06/15/2026)(a)	55,000	55,344
6.75%, 07/15/2031 (Callable 07/15/2027)(a)	15,000	15,188
Energizer Holdings, Inc., 4.75%, 06/15/2028 (Callable 08/01/2024)(a)	25,000	23,375
Fortress Transportation and Infrastructure Investors LLC
5.50%, 05/01/2028 (Callable 08/01/2024)(a)	25,000	24,219
7.88%, 12/01/2030 (Callable 12/01/2026)(a)	40,000	41,850
Genesee & Wyoming, Inc., 6.25%, 04/15/2032 (Callable 04/15/2027)(a)	60,000	59,700
GFL Environmental, Inc.
5.13%, 12/15/2026 (Callable 08/01/2024)(a)	25,000	24,656
4.00%, 08/01/2028 (Callable 07/12/2024)(a)	25,000	23,250
Global Infrastructure Solutions, Inc., 5.63%, 06/01/2029 (Callable 08/01/2024)(a)	25,000	23,406
Graham Packaging Co., Inc., 7.13%, 08/15/2028 (Callable 08/01/2024)(a)	25,000	23,562

		Par	Value
Griffon Corp., 5.75%, 03/01/2028 (Callable 08/01/2024)		$ 30,000	$ 28,800
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (Callable 02/15/2026)(a)		40,000	41,400
Imola Merger Corp., 4.75%, 05/15/2029 (Callable 08/01/2024)(a)		25,000	23,344
Intelligent Packaging Ltd. Finco, Inc. / Intelligent Packaging Ltd. Co.-Issuer LLC, 6.00%, 09/15/2028 (Callable 08/01/2024)(a)		25,000	24,188
Johnson Controls International PLC / Tyco Fire & Security Finance SCA, 0.38%, 09/15/2027 (Callable 07/15/2027)	EUR	100,000	96,969
Lima Metro Line 2 Finance Ltd., 5.88%, 07/05/2034		257,498	253,314
Madison IAQ LLC
4.13%, 06/30/2028 (Callable 08/01/2024)(a)		20,000	18,650
5.88%, 06/30/2029 (Callable 08/01/2024)(a)		40,000	37,200
MasTec, Inc., 5.90%, 06/15/2029 (Callable 05/15/2029)		27,000	27,043
Masterbrand, Inc., 7.00%, 07/15/2032 (Callable 07/15/2027)(a)		25,000	25,281
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (Callable 04/01/2027)(a)		30,000	30,150
MV24 Capital BV, 6.75%, 06/01/2034		157,660	150,171
New Enterprise Stone & Lime Co., Inc., 9.75%, 07/15/2028 (Callable 08/01/2024)(a)		25,000	25,406
Northrop Grumman Corp., 5.20%, 06/01/2054 (Callable 12/01/2053)		76,000	70,825
Owens Corning, 5.70%, 06/15/2034 (Callable 03/15/2034)		32,000	32,186
Owens-Brockway Glass Container, Inc., 7.25%, 05/15/2031 (Callable 05/15/2026)(a)		25,000	25,000

The accompanying notes are an integral part of these financial statements.

98

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Industrial - (Continued)
Packaging Corp. of America, 3.00%, 12/15/2029 (Callable 09/15/2029)	$ 86,000	$ 76,763
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc., 4.38%, 10/15/2028 (Callable 10/15/2024)(a)	20,000	18,600
Penske Truck Leasing Co. Lp / PTL Finance Corp., 4.20%, 04/01/2027 (Callable 01/01/2027)(a)	80,000	77,558
Sealed Air Corp.
4.00%, 12/01/2027 (Callable 09/01/2027)(a)	25,000	23,406
5.00%, 04/15/2029 (Callable 04/15/2025)(a)	100,000	95,125
Sealed Air Corp./Sealed Air Corp. US, 7.25%, 02/15/2031 (Callable 11/15/2026)(a)	20,000	20,600
Sensata Technologies, Inc., 3.75%, 02/15/2031 (Callable 02/15/2026)(a)	25,000	21,750
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/2031 (Callable 11/15/2026)(a)	25,000	26,438
Standard Industries, Inc./NJ
5.00%, 02/15/2027 (Callable 08/01/2024)(a)	85,000	82,663
3.38%, 01/15/2031 (Callable 07/15/2025)(a)(b)	25,000	21,031
Summit Materials LLC / Summit Materials Finance Corp., 5.25%, 01/15/2029 (Callable 07/12/2024)(a)	25,000	24,125
TransDigm, Inc.
5.50%, 11/15/2027 (Callable 08/01/2024)	60,000	58,875
7.13%, 12/01/2031 (Callable 12/01/2026)(a)	320,000	329,200
Trident TPI Holdings, Inc., 12.75%, 12/31/2028 (Callable 12/31/2025)(a)	45,000	49,106
Veralto Corp., 5.35%, 09/18/2028 (Callable 08/18/2028)(a)	76,000	76,302

		Par	Value
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 09/15/2028 (Callable 08/01/2024)(a)		$ 25,000	$ 23,188
WRKCo, Inc., 3.75%, 03/15/2025 (Callable 01/15/2025)		80,000	78,857
XPO, Inc., 7.13%, 06/01/2031 (Callable 06/01/2026)(a)		30,000	30,563
			5,376,396
Technology - 1.0%
AthenaHealth Group, Inc., 6.50%, 02/15/2030 (Callable 02/15/2025)(a)		20,000	18,375
Atlassian Corp., 5.25%, 05/15/2029 (Callable 04/15/2029)		35,000	34,847
Broadcom, Inc., 3.50%, 02/15/2041 (Callable 08/15/2040)(a)		197,000	149,390
CDW LLC / CDW Finance Corp., 3.57%, 12/01/2031 (Callable 09/01/2031)		40,000	34,729
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (Callable 06/15/2025)(a)		20,000	20,250
Cloud Software Group, Inc., 6.50%, 03/31/2029 (Callable 09/30/2025)(a)		25,000	23,969
Dell International LLC / EMC Corp., 8.35%, 07/15/2046 (Callable 01/15/2046)		110,000	138,528
DIGICEL GROUP
0.00%, 12/31/2030(a)(e)		38,775	7,880
0.00%, 12/31/2030(a)(e)		2,694	2,677
0.00%, 12/31/2030(a)(e)		97,752	2,315
0.00%, 12/31/2030(a)(e)		860	855
Entegris, Inc., 3.63%, 05/01/2029 (Callable 08/01/2024)(a)		25,000	22,406
Fidelity National Information Services, Inc., 1.00%, 12/03/2028 (Callable 09/03/2028)	EUR	100,000	95,467
Fiserv, Inc., 5.45%, 03/15/2034 (Callable 12/15/2033)		72,000	71,144
Fortress Intermediate 3, Inc., 7.50%, 06/01/2031 (Callable 06/01/2027)(a)		25,000	25,563
Gartner, Inc., 3.75%, 10/01/2030 (Callable 10/01/2025)(a)		125,000	111,719
Marvell Technology, Inc., 5.95%, 09/15/2033 (Callable 06/15/2033)		69,000	71,501

The accompanying notes are an integral part of these financial statements.

99

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Technology - (Continued)
MSCI, Inc.
3.63%, 09/01/2030 (Callable 03/01/2025)(a)	$ 340,000	$ 305,150
3.88%, 02/15/2031 (Callable 06/01/2025)(a)	155,000	139,887
3.63%, 11/01/2031 (Callable 11/01/2026)(a)	161,000	141,278
3.25%, 08/15/2033 (Callable 08/15/2027)(a)	80,000	65,800
NCR Atleos Corp., 9.50%, 04/01/2029 (Callable 10/01/2026)(a)	25,000	26,969
NetApp, Inc., 1.88%, 06/22/2025 (Callable 05/22/2025)	80,000	77,107
NXP BV / NXP Funding LLC / NXP USA, Inc., 3.88%, 06/18/2026 (Callable 04/18/2026)	154,000	149,485
Open Text Corp., 3.88%, 02/15/2028 (Callable 08/01/2024)(a)	25,000	23,062
Oracle Corp.
6.25%, 11/09/2032 (Callable 08/09/2032)	30,000	31,743
3.80%, 11/15/2037 (Callable 05/15/2037)	25,000	20,586
Qorvo, Inc., 3.38%, 04/01/2031 (Callable 04/01/2026)(a)	32,000	27,320
Take-Two Interactive Software, Inc., 4.95%, 03/28/2028 (Callable 02/28/2028)	75,000	74,091
UKG, Inc., 6.88%, 02/01/2031 (Callable 02/01/2027)(a)	40,000	40,350
Virtusa Corp., 7.13%, 12/15/2028 (Callable 08/01/2024)(a)	25,000	23,250
Workday, Inc., 3.70%, 04/01/2029 (Callable 02/01/2029)	85,000	79,544
		2,057,237
Utilities - 2.7%
Adani Transmission Step-One Ltd., 4.25%, 05/21/2036	151,000	124,575
AEP Texas, Inc., 5.45%, 05/15/2029 (Callable 04/15/2029)	25,000	25,143

	Par	Value
AEP Transmission Co. LLC, 5.40%, 03/15/2053 (Callable 09/15/2052)	$ 30,000	$ 28,648
AES Corp.
3.95%, 07/15/2030 (Callable 04/15/2030)(a)	30,000	27,300
7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055 (Callable 10/15/2029)(b)	100,000	101,083
American Electric Power Co., Inc., 6.95% to 12/15/2034 then 5 yr. CMT Rate + 2.68%, 12/15/2054 (Callable 09/15/2034)	290,000	286,991
Arizona Public Service Co., 5.70%, 08/15/2034 (Callable 05/15/2034)	35,000	34,796
Black Hills Corp., 6.00%, 01/15/2035 (Callable 10/15/2034)	25,000	25,190
Brazos Securitization LLC
5.01%, 09/01/2031(a)	173,908	171,620
5.41%, 09/01/2050(a)	200,000	200,210
Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy, 7.88%, 02/15/2039 (Callable 11/15/2038)(a)	200,000	208,234
Calpine Corp., 5.00%, 02/01/2031 (Callable 02/01/2026)(a)	25,000	23,250
Chile Electricity PEC SpA, 0.00%, 01/25/2028(a)(d)	198,056	158,321
Cometa Energia SAB de CV, 6.38%, 04/24/2035 (Callable 01/24/2035)	156,200	151,905
Dominion Energy, Inc.
7.00% to 06/01/2034 then 5 yr. CMT Rate + 2.51%, 06/01/2054 (Callable 03/03/2034)	155,000	161,588
6.88% to 02/01/2030 then 5 yr. CMT Rate + 2.39%, 02/01/2055 (Callable 11/03/2029)	35,000	35,744
DPL, Inc., 4.13%, 07/01/2025 (Callable 04/01/2025)	225,000	219,937
DTE Energy Co., 5.85%, 06/01/2034 (Callable 03/01/2034)	62,000	62,670
Duke Energy Corp.
4.88% to 09/16/2024 then 5 yr. CMT Rate + 3.39%, Perpetual (Callable 09/16/2024)	51,000	50,681

The accompanying notes are an integral part of these financial statements.

100

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Utilities - (Continued)
5.00%, 08/15/2052 (Callable 02/15/2052)		$ 25,000	$ 21,938
E.ON SE, 0.63%, 11/07/2031 (Callable 08/07/2031)	EUR	75,000	65,598
Emera, Inc., 6.75% to 06/15/2026 then 3 mo. LIBOR US + 5.44%, 06/15/2076 (Callable 06/15/2026)(c)		260,000	257,400
Empresa Electrica Angamos SA, 4.88%, 05/25/2029		86,900	77,775
Empresa Electrica Cochrane SpA, 5.50%, 05/14/2027		91,240	88,275
Empresas Publicas de Medellin ESP, 4.38%, 02/15/2031 (Callable 11/15/2030)		400,000	329,000
Entergy Arkansas LLC, 5.75%, 06/01/2054 (Callable 12/01/2053)		20,000	20,085
Essential Utilities, Inc., 2.70%, 04/15/2030 (Callable 01/15/2030)		90,000	78,183
EUSHI Finance, Inc., 7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054 (Callable 09/15/2029)(a)		80,000	80,300
Eversource Energy, 5.50%, 01/01/2034 (Callable 10/01/2033)		41,000	40,443
JSW Hydro Energy Ltd., 4.13%, 05/18/2031 (Callable 05/18/2026)		304,000	268,280
LLPL Capital Pte Ltd., 6.88%, 02/04/2039(a)		232,260	232,841
Mexico Generadora de Energia S de RL, 5.50%, 12/06/2032		241,936	234,991
Minejesa Capital BV, 5.63%, 08/10/2037		200,000	181,250
Mong Duong Finance Holdings BV, 5.13%, 05/07/2029 (Callable 07/31/2024)		210,820	197,907
National Rural Utilities Cooperative Finance Corp., 8.50% (3 mo. Term SOFR + 3.17%), 04/30/2043 (Callable 08/01/2024)		125,000	122,705
NextEra Energy Capital Holdings, Inc. 5.55%, 03/15/2054 (Callable 09/15/2053)		85,000	82,567

	Par	Value
6.75% to 06/15/2034 then 5 yr. CMT Rate + 2.46%, 06/15/2054 (Callable 03/15/2034)	$ 18,000	$ 17,993
5.65% to 05/01/2029 then 3 mo. LIBOR US + 3.16%, 05/01/2079 (Callable 05/01/2029)(c)	110,000	105,050
NiSource, Inc., 5.35%, 04/01/2034 (Callable 01/01/2034)	80,000	78,213
Oglethorpe Power Corp., 5.80%, 06/01/2054 (Callable 12/01/2053)(a)	11,000	10,727
Pacific Gas and Electric Co., 6.95%, 03/15/2034 (Callable 12/15/2033)	72,000	77,336
Pike Corp.
5.50%, 09/01/2028 (Callable 08/01/2024)(a)	30,000	28,575
8.63%, 01/31/2031 (Callable 01/31/2027)(a)	15,000	15,825
San Diego Gas & Electric Co., 5.55%, 04/15/2054 (Callable 10/15/2053)	80,000	78,954
South Jersey Industries, Inc., 5.02%, 04/15/2031	109,000	86,964
Southern California Edison Co., 5.45%, 06/01/2031 (Callable 04/01/2031)	79,000	79,833
Southern Co., 3.75% to 09/15/2026 then 5 yr. CMT Rate + 2.92%, 09/15/2051 (Callable 06/15/2026)	90,000	84,171
TransAlta Corp., 7.75%, 11/15/2029 (Callable 11/15/2025)	25,000	26,063
Vistra Operations Co. LLC
5.63%, 02/15/2027 (Callable 07/12/2024)(a)	110,000	108,212
7.75%, 10/15/2031 (Callable 10/15/2026)(a)	20,000	20,825
6.88%, 04/15/2032 (Callable 04/15/2027)(a)	20,000	20,300
		5,316,465
TOTAL CORPORATE BONDS (Cost $67,615,717)		64,460,217

The accompanying notes are an integral part of these financial statements.

101

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 16.8%
American Tower Depositor Sub LLC, 5.49%, 03/15/2028 (Callable 03/15/2027)(a)	$ 155,000	$ 155,455
Angel Oak Mortgage Trust LLC, Series 2019-2, Class B2, 6.29%, 03/25/2049 (Callable 07/25/2024)(a)(f)	1,300,000	1,298,572
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.81%, 01/25/2049 (Callable 07/25/2024)(a)(f)	39,453	36,879
Series 2019-2, Class A3, 3.80%, 04/25/2049 (Callable 07/25/2024)(a)(f)	77,963	72,386
ARZ Trust, Series 2024-BILT, Class C, 6.36%, 06/11/2029(a)	250,000	250,665
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2017-BNK3, Class B, 3.88%, 02/15/2050 (Callable 02/15/2027)(f)	350,000	324,408
BANK-2017, Series 2017-BNK8, Class XE, 1.43%, 11/15/2050 (Callable 08/15/2027)(a)(f)(g)	7,050,000	260,015
BANK-2018, Series 2018-BN11, Class XA, 0.59%, 03/15/2061 (Callable 01/15/2028)(f)(g)	11,056,762	166,129
BANK-2019, Series 2019-BN21, Class XA, 0.96%, 10/17/2052 (Callable 07/15/2029)(f)(g)	4,006,772	136,523
Bayview Asset Management LLC/Private Equity, Series 2022-2, Class AF, 5.00% (30 day avg SOFR US + 0.85%), 12/25/2051 (Callable 12/25/2047)(a)	422,033	391,356
BBCMS Trust
Series 2019-BWAY, Class E, 8.29% (1 mo. Term SOFR + 2.96%), 11/15/2034(a)	100,000	5,040
Series 2021-C11, Class XD, 1.64%, 09/15/2054(a)(f)(g)	1,255,000	106,468
BCRR Trust, Series 2016-FRR3, Class E, 7.23% (30 day avg SOFR US + 18.46%), 05/26/2026(a)	797,720	765,087

	Par	Value
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 1M1, 5.38%, 01/25/2035 (Callable 07/25/2024)(f)	$ 140,262	$ 130,100
Benchmark Mortgage Trust
Series 2018-B2, Class C, 4.43%, 02/15/2051 (Callable 02/15/2028)(f)	150,000	125,012
Series 2018-B4, Class XD, 1.75%, 07/15/2051 (Callable 04/15/2028) (a)(f)(g)	7,000,000	391,546
Series 2019-B10, Class XB, 1.08%, 03/15/2062 (Callable 01/15/2029) (a)(f)(g)	2,820,000	105,014
Series 2020-B17, Class XA, 1.54%, 03/15/2053 (Callable 01/15/2030)(f)(g)	2,524,757	118,752
Series 2020-B18, Class XA, 1.91%, 07/15/2053 (Callable 05/15/2030)(f)(g)	1,499,061	88,287
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 7.02% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	350,000	346,937
BOCA Commercial Mortgage Trust, Series 2022-BOCA, Class B, 7.65% (1 mo. Term SOFR + 2.32%), 05/15/2039(a)	100,000	99,997
BPR Trust, Series 2021-TY, Class D, 7.79% (1 mo. Term SOFR + 2.46%), 09/15/2038(a)	100,000	96,950
BSPRT 2017-FL1 Co.-Issuer LLC
Series 2023-FL10, Class A, 7.59% (1 mo. Term SOFR + 2.26%), 09/15/2035 (Callable 03/15/2025)(a)	100,000	100,350
Series 2023-FL10, Class B, 8.59% (1 mo. Term SOFR + 3.27%), 09/15/2035 (Callable 03/15/2025)(a)	100,000	100,830
BX Trust
Series 2019-CALM, Class E, 7.44% (1 mo. Term SOFR + 2.11%), 11/15/2032(a)	136,500	135,635

The accompanying notes are an integral part of these financial statements.

102

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2020-VKNG, Class A, 6.37% (1 mo. Term SOFR + 1.04%), 10/15/2037(a)	$ 122,780	$ 122,089
Series 2021-21M, Class A, 6.17% (1 mo. Term SOFR + 0.84%), 10/15/2036(a)	67,491	66,648
Series 2021-21M, Class E, 7.61% (1 mo. Term SOFR + 2.29%), 10/15/2036(a)	175,000	171,062
Series 2021-ARIA, Class C, 7.09% (1 mo. Term SOFR + 1.76%), 10/15/2036(a)	350,000	343,893
Series 2021-CIP, Class A, 6.36% (1 mo. Term SOFR + 1.04%), 12/15/2038(a)	110,000	108,762
Series 2021-LBA, Class EV, 7.44% (1 mo. Term SOFR + 2.11%), 02/15/2036(a)	197,702	192,415
Series 2021-RISE, Class A, 6.19% (1 mo. Term SOFR + 0.86%), 11/15/2036(a)	412,665	407,764
Series 2021-SDMF, Class D, 6.83% (1 mo. Term SOFR + 1.50%), 09/15/2034(a)	335,738	326,190
Series 2021-VOLT, Class A, 6.14% (1 mo. Term SOFR + 0.81%), 09/15/2036(a)	115,000	113,504
Series 2021-XL2, Class A, 6.13% (1 mo. Term SOFR + 0.80%), 10/15/2038(a)	98,547	97,500
Series 2022-CLS, Class A, 5.76%, 10/13/2027(a)	135,000	133,554
Series 2022-GPA, Class A, 7.49% (1 mo. Term SOFR + 2.17%), 08/15/2039(a)	177,378	177,433
Series 2022-GPA, Class B, 7.99% (1 mo. Term SOFR + 2.66%), 08/15/2041(a)	108,398	108,465
Series 2022-LBA6, Class C, 6.93% (1 mo. Term SOFR + 1.60%), 01/15/2039(a)	350,000	343,874
Series 2023-XL3, Class A, 7.09% (1 mo. Term SOFR + 1.76%), 12/09/2040(a)	450,000	449,438

	Par	Value
Series 2024-BIO, Class D, 8.97% (1 mo. Term SOFR + 3.64%), 02/15/2041(a)	$ 100,000	$ 98,750
Series 2024-XL5, Class A, 6.72% (1 mo. Term SOFR + 1.39%), 03/15/2041(a)	148,642	147,713
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class A, 6.70% (1 mo. Term SOFR + 1.37%), 12/15/2037(a)	100,000	100,000
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XA, 1.76%, 05/10/2058 (Callable 05/10/2026)(f)(g)	611,588	13,257
Chase Home Lending Mortgage Trust Series 2024-5, Series 2024-6, Class A9A, 6.00%, 05/25/2055 (Callable 04/25/2037)(a)(f)	500,000	490,898
CIM Trust
Series 2018-INV1, Class A10, 4.00%, 08/25/2048 (Callable 06/25/2037)(a)(f)	188,718	171,338
Series 2019-INV2, Class A3, 4.00%, 05/25/2049 (Callable 12/25/2028)(a)(f)	13,793	12,572
Series 2019-J1, Class B2, 3.93%, 08/25/2049 (Callable 01/25/2028)(a)(f)	165,661	149,414
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class D, 5.26%, 11/10/2046 (Callable 07/10/2024)(a)(f)	46,825	44,950
Series 2015-GC27, Class C, 4.57%, 02/10/2048 (Callable 01/10/2025)(f)	164,000	156,864
Series 2016-C1, Class XA, 1.98%, 05/10/2049 (Callable 06/10/2026)(f)(g)	710,346	17,670
Series 2016-P4, Class D, 4.09%, 07/10/2049 (Callable 07/10/2026)(a)(f)	500,000	386,387
Series 2017-P8, Class XA, 1.01%, 09/15/2050 (Callable 07/15/2027)(f)(g)	952,133	20,721

The accompanying notes are an integral part of these financial statements.

103

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2019-C7, Class XA, 0.98%, 12/15/2072 (Callable 10/15/2029)(f)(g)	$ 3,900,427	$ 134,589
Series 2023-SMRT, Class A, 6.01%, 10/12/2040(a)(f)	100,000	100,782
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class XA, 1.38%, 05/10/2050 (Callable 05/10/2027)(f)(g)	1,350,598	37,566
Cold Storage Trust, Series 2020-ICE5, Class A, 6.34% (1 mo. Term SOFR + 1.01%), 11/15/2037(a)	98,299	97,932
Commercial Mortgage Pass Through Certificates
Series 2013-CR12, Class XA, 0.74%, 10/10/2046 (Callable 07/10/2024)(f)(g)	226,038	11
Series 2015-LC21, Class XA, 0.75%, 07/10/2048 (Callable 07/10/2025)(f)(g)	1,202,466	4,498
Computershare Corporate Trust
Series 2015-SG1, Class A4, 3.79%, 09/15/2048 (Callable 08/15/2025)	291,173	288,402
Series 2018-C45, Class XA, 0.92%, 06/15/2051 (Callable 04/15/2028)(f)(g)	4,704,410	114,658
Series 2021-C59, Class E, 2.50%, 04/15/2054 (Callable 04/15/2031)(a)	400,000	240,910
Countrywide Alternative Loan Trust
Series 2007-16CB, Class 5A4, 6.25%, 08/25/2037 (Callable 07/25/2024)	459,110	221,567
Series 2007-OA4, Class A1, 5.80% (1 mo. Term SOFR + 0.45%), 05/25/2047 (Callable 07/25/2024)	229,945	207,909
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HY5, Class 3A1, 5.06%, 09/25/2037 (Callable 07/25/2024)(f)	560,813	498,636

	Par	Value
Credit Suisse Mortgage Capital Certificates, Series 2019-NQM1, Class A1, 3.66%, 10/25/2059 (Callable 07/25/2024)(a)(h)	$ 9,420	$ 9,134
CSAIL Commercial Mortgage Trust
Series 2016-C6, Class XA, 2.02%, 01/15/2049 (Callable 02/15/2026)(f)(g)	586,995	13,531
Series 2017-CX10, Class XA, 0.89%, 11/15/2050 (Callable 09/15/2027)(f)(g)	4,685,919	104,706
Series 2018-CX12, Class XA, 0.70%, 08/15/2051 (Callable 06/15/2028)(f)(g)	4,083,268	77,951
DK Trust, Series 2024-SPBX, Class C, 7.28% (1 mo. Term SOFR + 1.95%), 03/15/2034(a)	400,000	397,500
ELM Trust, Series 2024-ELM, Class C15, 6.19%, 06/10/2039(a)(f)	300,000	300,151
Fannie Mae Connecticut Avenue Securities
Series 2022-R01, Class 1M1, 6.34% (30 day avg SOFR US + 1.00%), 12/25/2041 (Callable 12/25/2026)(a)	37,140	37,181
Series 2022-R03, Class 1M1, 7.44% (30 day avg SOFR US + 2.10%), 03/25/2042 (Callable 03/25/2027)(a)	17,431	17,727
Series 2022-R04, Class 1M1, 7.34% (30 day avg SOFR US + 2.00%), 03/25/2042 (Callable 03/25/2027)(a)	36,472	37,075
Series 2022-R05, Class 2M2, 8.34% (30 day avg SOFR US + 3.00%), 04/25/2042 (Callable 04/25/2027)(a)	240,000	248,446
Series 2022-R06, Class 1M1, 8.09% (30 day avg SOFR US + 2.75%), 05/25/2042 (Callable 05/25/2027)(a)	121,537	125,101

The accompanying notes are an integral part of these financial statements.

104

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2022-R08, Class 1M2, 8.94% (30 day avg SOFR US + 3.60%), 07/25/2042 (Callable 07/25/2027)(a)	$ 300,000	$ 317,263
Series 2022-R09, Class 2M1, 7.84% (30 day avg SOFR US + 2.50%), 09/25/2042 (Callable 09/25/2027)(a)	81,494	82,988
Series 2023-R01, Class 1M1, 7.74% (30 day avg SOFR US + 2.40%), 12/25/2042 (Callable 12/25/2027)(a)	48,280	49,665
Series 2023-R03, Class 2M2, 9.24% (30 day avg SOFR US + 3.90%), 04/25/2043 (Callable 04/25/2028)(a)	65,000	69,627
Series 2023-R06, Class 1M2, 8.04% (30 day avg SOFR US + 2.70%), 07/25/2043 (Callable 07/25/2028)(a)	85,000	88,393
Series 2024-R02, Class 1M1, 6.44% (30 day avg SOFR US + 1.10%), 02/25/2044 (Callable 02/25/2029)(a)	221,980	222,187
Federal Home Loan Mortgage Corp.
Series 2980, Class SC, 1.25% (-1 x 30 day avg SOFR US + 6.59%), 05/15/2035(g)(i)	193,999	11,413
Series 2989, Class SG, 0.00% (-7 x 30 day avg SOFR US + 33.15%), 08/15/2034(i)	105,699	99,628
Series 3311, Class IA, 0.96% (-1 x 30 day avg SOFR US + 6.30%), 05/15/2037(g)(i)	950,911	76,799
Series 3359, Class SC, 0.27% (-1 x 30 day avg SOFR US + 5.61%), 08/15/2037(g)(i)	400,401	21,398
Series 3966, Class SA, 0.45% (-1 x 30 day avg SOFR US + 5.79%), 12/15/2041(g)(i)	455,707	33,784

	Par	Value
Series 4077, Class TS, 0.55% (-1 x 30 day avg SOFR US + 5.89%), 05/15/2041(g)(i)	$ 273,495	$ 20,932
Series 4089, Class SH, 0.55% (-1 x 30 day avg SOFR US + 5.89%), 08/15/2042(g)(i)	412,361	31,606
Series 4249, Class CS, 0.57% (-1 x 30 day avg SOFR US + 4.56%), 09/15/2043(i)	531,152	362,283
Series 4993, Class KS, 0.60% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2050(g)(i)	1,383,639	178,351
Series K109, Class X1, 1.69%, 04/25/2030 (Callable 04/25/2030)(f)(g)	660,950	47,489
Series K117, Class X1, 1.33%, 08/25/2030 (Callable 07/25/2030)(f)(g)	1,273,764	72,944
Series K-1515, Class X1, 1.63%, 02/25/2035 (Callable 11/25/2034)(f)(g)	792,888	86,172
Series K-1518, Class X1, 0.95%, 10/25/2035 (Callable 07/25/2035)(f)(g)	1,469,172	93,376
Series K-1521, Class X1, 1.09%, 08/25/2036 (Callable 06/25/2036)(f)(g)	813,145	64,136
Series KL06, Class XFX, 1.47%, 12/25/2029 (Callable 12/25/2024)(f)(g)	956,000	48,711
Federal National Mortgage Association
Series 2007-50, Class SX, 1.00% (-1 x 30 day avg SOFR US + 6.34%), 06/25/2037(g)(i)	1,587,933	130,945
Series 2008-22, Class SB, 0.71% (-1 x 30 day avg SOFR US + 6.05%), 04/25/2048(g)(i)	1,229,018	105,665
Series 2009-52, Class PI, 5.00%, 07/25/2039(g)	62,689	9,279
Series 2009-78, Class XS, 1.29% (-1 x 30 day avg SOFR US + 6.63%), 10/25/2039(g)(i)	2,179,203	225,907
Series 2009-86, Class IP, 5.50%, 10/25/2039(g)	57,444	10,494

The accompanying notes are an integral part of these financial statements.

105

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2010-19, Class SM, 0.80% (-1 x 30 day avg SOFR US + 6.14%), 03/25/2040(g)(i)	$ 3,466,335	$ 279,536
Series 2011-124, Class NS, 1.05% (-1 x 30 day avg SOFR US + 6.39%), 12/25/2041(g)(i)	318,491	35,586
Series 2012-20, Class SA, 1.00% (-1 x 30 day avg SOFR US + 6.34%), 03/25/2042(g)(i)	309,963	29,568
Series 2012-76, Class SC, 0.55% (-1 x 30 day avg SOFR US + 5.89%), 07/25/2042(g)(i)	152,328	14,098
Series 2013-60, Class CI, 3.00%, 06/25/2031(g)	189,847	386
Series 2014-28, Class SD, 0.60% (-1 x 30 day avg SOFR US + 5.94%), 05/25/2044(g)(i)	698,555	55,584
Series 2014-63, Class BI, 3.50%, 06/25/2033(g)	127,529	481
Series 2017-53, Class IE, 4.00%, 07/25/2047(g)	139,414	28,884
Series 2019-33, Class PS, 0.60% (-1 x 30 day avg SOFR US + 5.94%), 07/25/2049(g)(i)	3,946,793	396,813
Series 2019-83, Class QS, 0.50% (-1 x 30 day avg SOFR US + 5.84%), 01/25/2050(g)(i)	4,326,129	498,198
Series 2020-53, Class DI, 3.00%, 08/25/2060(g)	1,392,409	235,987
Series 2020-79, Class IT, 4.00%, 11/25/2050(g)	5,261,784	1,091,944
Series 2020-99, Class IC, 3.50%, 04/25/2050(g)	3,960,445	739,952
Series 2021-R02, Class 2B2, 11.54% (30 day avg SOFR US + 6.20%), 11/25/2041 (Callable 11/25/2026)(a)	55,000	58,219
First Republic Mortgage Loan Trust, Series 2020-1, Class B1, 2.88%, 04/25/2050(a)(f)	692,238	636,687
Flagstar Mortgage Trust, Series 2018-6RR, Class B1, 4.93%, 10/25/2048 (Callable 03/25/2027)(a)(f)	430,454	405,647

	Par	Value
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, 6.99% (30 day avg SOFR US + 1.65%), 01/25/2034 (Callable 01/25/2034)(a)	$ 213,224	$ 214,640
Series 2021-HQA4, Class B1, 9.09% (30 day avg SOFR US + 3.75%), 12/25/2041 (Callable 12/25/2026)(a)	700,000	724,732
Series 2021-HQA4, Class M2, 7.69% (30 day avg SOFR US + 2.35%), 12/25/2041 (Callable 12/25/2026)(a)	400,000	404,886
Series 2022-DNA2, Class M1B, 7.74% (30 day avg SOFR US + 2.40%), 02/25/2042 (Callable 02/25/2027)(a)	500,000	512,578
Series 2022-DNA3, Class M1A, 7.34% (30 day avg SOFR US + 2.00%), 04/25/2042 (Callable 04/25/2027)(a)	109,976	111,431
Series 2022-DNA4, Class M1A, 7.54% (30 day avg SOFR US + 2.20%), 05/25/2042 (Callable 05/25/2027)(a)	123,756	125,784
Series 2022-DNA4, Class M1B, 8.69% (30 day avg SOFR US + 3.35%), 05/25/2042 (Callable 05/25/2027)(a)	160,000	168,104
Series 2022-DNA6, Class M1A, 7.49% (30 day avg SOFR US + 2.15%), 09/25/2042 (Callable 09/25/2027)(a)	108,646	110,038
Series 2022-DNA7, Class M1A, 7.84% (30 day avg SOFR US + 2.50%), 03/25/2052 (Callable 09/25/2027)(a)	89,289	90,847

The accompanying notes are an integral part of these financial statements.

106

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Series 2022-HQA1, Class M1B, 8.84% (30 day avg SOFR US + 3.50%), 03/25/2042 (Callable 03/25/2027)(a)	$ 85,000	$ 89,266
Series 2022-HQA3, Class M1B, 8.89% (30 day avg SOFR US + 3.55%), 08/25/2042 (Callable 08/25/2027)(a)	125,000	131,999
Series 2024-HQA1, Class M2, 7.34% (30 day avg SOFR US + 2.00%), 03/25/2044 (Callable 03/25/2029)(a)	250,000	251,068
FREMF Mortgage Trust
Series 2019-KF71, Class C, 11.44% (30 day avg SOFR US + 6.11%), 10/25/2029 (Callable 10/25/2029)(a)	149,954	145,771
Series 2019-KG01, Class X2A, 0.10%, 04/25/2029 (Callable 02/25/2029)(a)(g)	5,060,383	11,920
Series 2019-KG01, Class X2B, 0.10%, 05/25/2029 (Callable 02/25/2029)(a)(g)	570,000	2,012
Government National Mortgage Association
Series 2010-133, Class SD, 0.63% (-1 x 1 mo. Term SOFR + 5.96%), 10/16/2040(g)(i)	1,562,370	60,037
Series 2014-102, Class SY, 0.20% (-1 x 1 mo. Term SOFR + 5.54%), 02/20/2044(g)(i)	1,405,810	66,143
Series 2018-83, Class HI, 5.00%, 01/20/2048(g)	644,525	110,422
Great Wolf Trust, Series 2024-WOLF, Class A, 6.87% (1 mo. Term SOFR + 1.54%), 03/15/2039(a)	350,000	349,238
Greystone Commercial Real Estate Notes, Series 2019-FL2, Class C, 7.44% (1 mo. Term SOFR + 2.11%), 09/15/2037 (Callable 07/15/2024)(a)	200,000	198,874

	Par	Value
GS Mortgage Securities Corp. II
Series 2018-RIVR, Class C, 6.88% (1 mo. Term SOFR + 1.55%), 07/15/2035(a)	$ 122,000	$ 9,366
Series 2019-GC42, Class XA, 0.93%, 09/10/2052 (Callable 06/10/2029)(f)(g)	2,160,114	74,965
Series 2020-GC47, Class XA, 1.24%, 05/12/2053 (Callable 02/12/2030)(f)(g)	1,459,512	71,880
Series 2020-GSA2, Class XA, 1.82%, 12/12/2053 (Callable 10/10/2030) (a)(f)(g)	1,190,024	89,272
Series 2024-FAIR, Class A, 6.07%, 07/15/2029(a)(e)(f)	400,000	397,636
GS Mortgage-Backed Securities Trust
Series 2020-PJ6, Class A4, 2.50%, 05/25/2051 (Callable 02/25/2039)(a)(f)	309,556	244,865
Series 2022-PJ1, Class A4, 2.50%, 05/28/2052 (Callable 10/25/2043)(a)(f)	260,979	205,378
GSAA Trust
Series 2006-4, Class 4A3, 4.24%, 03/25/2036 (Callable 07/25/2024)(f)	381,891	222,167
Series 2007-7, Class A4, 6.00% (1 mo. Term SOFR + 0.65%), 07/25/2037 (Callable 07/25/2024)	93,166	89,302
GSCG Trust, Series 2019-600C, Class E, 4.12%, 09/06/2034(a)(f)	183,000	14,150
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.07%, 05/10/2039(a)(f)	500,000	499,282
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, 2.50%, 07/25/2051 (Callable 07/25/2042)(a)(f)	309,000	242,782
INTOWN Mortgage Trust, Series 2022-STAY, Class B, 8.62% (1 mo. Term SOFR + 3.29%), 08/15/2039 (Callable 08/15/2024)(a)	140,000	140,255

The accompanying notes are an integral part of these financial statements.

107

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
JP Morgan Chase Commercial Mortgage Securities, Series 2018-AON, Class D, 4.77%, 07/05/2031(a)(f)	$ 132,000	$ 82,984
JP Morgan Mortgage Trust
Series 2018-8, Class B1, 4.04%, 01/25/2049 (Callable 07/25/2024)(a)(f)	433,616	385,900
Series 2019-8, Class A15, 3.50%, 03/25/2050 (Callable 11/25/2031)(a)(f)	7,708	6,666
Series 2019-8, Class B2A, 3.17%, 03/25/2050 (Callable 11/25/2031)(a)(f)	180,758	151,714
Series 2020-4, Class A5, 3.00%, 11/25/2050 (Callable 07/25/2029)(a)(f)	180,438	150,893
Series 2022-5, Class A9, 2.80%, 09/25/2052 (Callable 03/25/2046)(a)(f)	445,986	356,669
JPMDB Commercial Mortgage Securities Trust, Series 2016-C2, Class XA, 1.63%, 06/15/2049 (Callable 03/15/2026)(f)(g)	866,864	15,620
KSL Commercial Mortgage Trust, Series 2023-HT, Class A, 7.62% (1 mo. Term SOFR + 2.29%), 12/15/2036(a)	300,000	300,750
Life Mortgage Trust US
Series 2022-BMR2, Class A1, 6.62% (1 mo. Term SOFR + 1.30%), 05/15/2039 (Callable 05/15/2025)(a)	170,000	166,978
Series 2022-BMR2, Class B, 7.12% (1 mo. Term SOFR + 1.79%), 05/15/2039 (Callable 05/15/2025)(a)	250,000	243,437
LSTAR Commercial Mortgage Trust
Series 2016-4, Class C, 4.76%, 03/10/2049 (Callable 03/10/2026)(a)(f)	274,000	248,199
Series 2016-4, Class XA, 1.83%, 03/10/2049 (Callable 03/10/2026)(a)(f)(g)	820,534	12,250

	Par	Value
Series 2017-5, Class X, 0.99%, 03/10/2050 (Callable 03/10/2027)(a)(f)(g)	$ 1,787,148	$ 28,831
Med Trust, Series 2021-MDLN, Class D, 7.44% (1 mo. Term SOFR + 2.11%), 11/15/2038(a)	348,328	348,111
MF1 Multifamily Housing Mortgage Loan Trust
Series 2023-FL12, Class C, 9.12% (1 mo. Term SOFR + 3.78%), 10/19/2038 (Callable 04/19/2025)(a)	100,000	100,375
Series 2024-FL15, Class B, 0.00% (1 mo. Term SOFR + 2.49%), 08/18/2041 (Callable 07/18/2026)(a)	100,000	99,750
MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, 8.04% (1 mo. Term SOFR + 2.72%), 04/15/2038(a)	251,663	249,272
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.02%, 12/15/2047 (Callable 10/15/2026)(f)(g)	1,747,657	2,898
Morgan Stanley Capital I, Inc.
Series 2016-UB12, Class XA, 0.78%, 12/15/2049 (Callable 09/15/2026)(f)(g)	2,592,289	29,866
Series 2019-NUGS, Class E, 7.69% (1 mo. Term SOFR + 2.36%), 12/15/2036(a)	147,000	29,895
Series 2019-NUGS, Class F, 8.29% (1 mo. Term SOFR + 2.96%), 12/15/2036(a)	125,000	10,102
Series 2019-PLND, Class E, 7.59% (1 mo. Term SOFR + 2.26%), 05/15/2036 (Callable 07/15/2024)(a)	189,000	52,920
One New York Plaza Trust, Series 2020-1NYP, Class C, 7.64% (1 mo. Term SOFR + 2.31%), 01/15/2036(a)	160,000	147,168
PR Mortgage Loan Trust, Series 2014-1, Class APT, 5.86%, 10/25/2049 (Callable 05/25/2032)(a)(f)	952,535	871,071

The accompanying notes are an integral part of these financial statements.

108

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - (Continued)
Provident Funding Mortgage Trust, Series 2021-J1, Class A10, 2.00%, 10/25/2051 (Callable 07/25/2047)(a)(f)	$ 200,000	$ 118,187
Rate Mortgage Trust, Series 2021-HB1, Class A31, 2.50%, 12/25/2051 (Callable 06/25/2049)(a)(f)	438,582	344,047
RCKT Mortgage Trust, Series 2021-1, Class B3, 2.72%, 03/25/2051 (Callable 06/25/2044)(a)(f)	454,269	361,147
RLGH Trust, Series 2021-TROT, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 04/15/2036(a)	100,000	98,286
SCOTT Trust 2023-SFS, Series 2023-SFS, Class AS, 6.20%, 03/10/2040(a)	100,000	97,922
Sequoia Mortgage Trust, Series 2021-3, Class B3, 2.65%, 05/25/2051 (Callable 08/25/2042)(a)(f)	460,342	359,878
SG Commercial Mortgage Securities LLC, Series 2016-C5, Class XA, 2.01%, 10/10/2048 (Callable 07/10/2026)(f)(g)	904,940	22,340
SMRT 2022-MINI, Series 2022-MINI, Class B, 6.68% (1 mo. Term SOFR + 1.35%), 01/15/2039(a)	250,000	246,249
UBS Commercial Mortgage Trust
Series 2017-C4, Class C, 4.68%, 10/15/2050 (Callable 10/15/2027)(f)	250,000	217,940
Series 2018-C9, Class XA, 1.08%, 03/15/2051 (Callable 03/15/2028)(f)(g)	2,165,340	60,001
UBS-Barclays Commercial Mortgage Trust, Series 2019-C3, Class XA, 1.47%, 05/15/2052 (Callable 03/15/2029)(f)(g)	1,398,797	69,167

	Par	Value
Verus Securitization Trust
Series 2022-INV1, Class A1, 5.04%, 08/25/2067 (Callable 08/25/2025)(a)(h)	$ 81,317	$ 80,882
Series 2024-1, Class A1, 5.71%, 01/25/2069 (Callable 01/25/2027)(a)(h)	93,080	92,650
WaMu Mortgage Pass Through Certificates, Series 2007-HY3, Class 1A1, 3.83%, 03/25/2037 (Callable 07/25/2024)(f)	332,556	252,300
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $39,230,671)		33,860,891
U.S. TREASURY SECURITIES - 10.9%
United States Treasury Note/Bond
4.88%, 05/31/2026	61,000	61,124
1.50%, 01/31/2027	240,000	222,113
2.63%, 05/31/2027	40,000	37,938
4.63%, 06/15/2027	972,000	974,886
0.75%, 01/31/2028	100,000	87,781
4.50%, 05/31/2029	7,000	7,048
0.63%, 05/15/2030	1,550,000	1,252,594
0.63%, 08/15/2030	2,850,000	2,283,563
0.88%, 11/15/2030	3,000,000	2,426,250
1.88%, 02/15/2032	515,000	432,278
2.88%, 05/15/2032	1,725,000	1,554,117
2.75%, 08/15/2032	1,110,000	987,727
3.50%, 02/15/2033	1,030,000	965,303
4.38%, 05/15/2034	158,000	158,049
1.13%, 05/15/2040	1,650,000	1,014,234
1.38%, 11/15/2040	9,800,000	6,180,125
2.38%, 02/15/2042	570,000	414,853
2.75%, 11/15/2042	90,000	68,948
4.63%, 05/15/2044	692,000	690,702
3.00%, 02/15/2049	1,280,000	969,600
2.00%, 02/15/2050	688,000	417,745
3.63%, 02/15/2053	545,000	463,591
4.25%, 02/15/2054	298,000	283,798
TOTAL U.S. TREASURY SECURITIES (Cost $22,827,025)		21,954,367

The accompanying notes are an integral part of these financial statements.

109

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - 8.0%
ACE Securities Corp., Series 2007-D1, Class A4, 6.93%, 02/25/2038 (Callable 11/25/2036)(a)(h)	$ 256,842	$ 204,666
ACREC Trust, Series 2021-FL1, Class C, 7.60% (1 mo. Term SOFR + 2.26%), 10/16/2036 (Callable 07/16/2024)(a)	375,000	363,601
Air Canada, 3.70%, 01/15/2026(a)	461,640	442,258
AMSR Trust
Series 2021-SFR1, Class E2, 2.90%, 06/17/2038(a)	1,200,000	1,049,270
Series 2021-SFR3, Class H, 4.90%, 10/17/2038(a)	550,000	501,658
Applebee’s Funding LLC, Series 2019-1A, Class A2II, 4.72%, 06/05/2049 (Callable 09/05/2024)(a)	99,000	95,493
Aqua Finance Trust, Series 2021-A, Class A, 1.54%, 07/17/2046 (Callable 10/17/2028)(a)	61,219	54,692
Blackstone Mortgage Trust, Inc., Series 2021-FL4, Class A, 6.49% (1 mo. Term SOFR + 1.16%), 05/15/2038 (Callable 07/15/2026)(a)	96,285	91,471
Bojangles Issuer LLC, Series 2020-1A, Class A2, 3.83%, 10/20/2050 (Callable 07/20/2024)(a)	98,250	92,884
Citigroup Mortgage Loan Trust, Inc., Series 2015-RP2, Class B4, 4.25%, 01/25/2053 (Callable 06/25/2026)(a)	427,684	406,514
CLNC Ltd., Series 2019-FL1, Class B, 7.35% (1 mo. Term SOFR + 2.01%), 08/20/2035 (Callable 07/19/2024)(a)	100,000	98,061
COLT Funding LLC, Series 2022-5, Class A1, 4.55%, 04/25/2067 (Callable 04/25/2025)(a)(f)	79,420	78,181
Compass Datacenters LLC, Series 2024-1A, Class B, 7.00%, 02/25/2049 (Callable 02/25/2027)(a)	250,000	249,767

	Par	Value
Countrywide Alternative Loan Trust, Series 2006-HY11, Class A1, 5.70% (1 mo. Term SOFR + 0.35%), 06/25/2036 (Callable 07/25/2024)	$ 208,790	$ 186,094
DataBank Issuer, Series 2023-1A, Class A2, 5.12%, 02/25/2053 (Callable 02/25/2026)(a)	605,000	582,763
DB Master Finance Parent LLC, Series 2019-1A, Class A2II, 4.02%, 05/20/2049 (Callable 08/20/2024)(a)	85,725	82,568
Exeter Automobile Receivables Trust, Series 2024-1A, Class B, 5.29%, 08/15/2028 (Callable 07/15/2028)	100,000	99,562
First Franklin Mortgage Loan Asset Backed Certificates, Series 2004-FF10, Class M1, 6.73% (1 mo. Term SOFR + 1.39%), 07/25/2034 (Callable 07/25/2024)	73,010	71,396
FirstKey Homes Trust, Series 2020-SFR2, Class A, 1.27%, 10/19/2037(a)	93,952	88,874
GCAT, Series 2022-NQM4, Class A1, 5.27%, 08/25/2067 (Callable 08/25/2025)(a)(h)	83,447	82,157
GM Financial Leasing Trust, Series 2022-3, Class C, 5.13%, 08/20/2026 (Callable 12/20/2024)	250,000	247,284
GSAA Trust, Series 2005-6, Class M1, 6.10% (1 mo. Term SOFR + 0.76%), 06/25/2035 (Callable 07/25/2024)	130,654	128,820
Helios Issuer LLC, Series 2020-2A, Class A, 2.73%, 11/01/2055 (Callable 10/30/2030)(a)	449,358	359,479
Home Partners of America Trust, Series 2019-1, Class B, 3.16%, 09/17/2039 (Callable 09/17/2024)(a)	76,284	70,625
KREF, Series 2022-FL3, Class A, 6.79% (1 mo. Term SOFR + 1.45%), 02/17/2039 (Callable 07/17/2024)(a)	100,000	99,688

The accompanying notes are an integral part of these financial statements.

110

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Legacy Mortgage Asset Trust, Series 2020-GS3, Class A2, 8.00%, 05/25/2060 (Callable 07/25/2024)(a)(h)	$ 977,971	$ 899,163
Marlette Funding Trust, Series 2022-3A, Class A, 5.18%, 11/15/2032 (Callable 11/15/2026)(a)	462	462
Mill City Solar Loan, Series 2019-2GS, Class A, 3.69%, 07/20/2043 (Callable 08/20/2034)(a)	66,241	58,109
Morgan Stanley ABS Capital I, Inc., Series 2006-NC1, Class M1, 6.03% (1 mo. Term SOFR + 0.68%), 12/25/2035 (Callable 07/25/2024)	107,587	106,167
Mosaic Solar Loans LLC
Series 2018-1A, Class A, 4.01%, 06/22/2043 (Callable 04/20/2030)(a)	142,706	133,844
Series 2018-2GS, Class A, 4.20%, 02/22/2044 (Callable 07/20/2030)(a)	157,155	143,865
Series 2018-2GS, Class B, 4.74%, 02/22/2044 (Callable 07/20/2030)(a)	98,591	85,579
MVW Owner Trust, Series 2018-1A, Class A, 3.45%, 01/21/2036 (Callable 07/20/2024)(a)	12,297	12,295
Navient Student Loan Trust
Series 2019-GA, Class A, 2.40%, 10/15/2068 (Callable 03/15/2027)(a)	45,487	42,478
Series 2020-BA, Class A2, 2.12%, 01/15/2069 (Callable 05/15/2027)(a)	95,667	88,738
Series 2020-HA, Class A, 1.31%, 01/15/2069 (Callable 11/15/2027)(a)	58,560	53,889
Series 2021-A, Class A, 0.84%, 05/15/2069 (Callable 07/15/2028)(a)	50,345	44,504
Series 2021-BA, Class A, 0.94%, 07/15/2069 (Callable 05/15/2029)(a)	43,830	38,503

	Par	Value
Series 2021-FA, Class A, 1.11%, 02/18/2070 (Callable 07/15/2030)(a)	$ 393,373	$ 336,333
Neighborly Issuer, Series 2021-1A, Class A2, 3.58%, 04/30/2051 (Callable 10/30/2026)(a)	485,000	435,307
OCCU Auto Receivables Trust, Series 2022-1A, Class A3, 5.50%, 10/15/2027 (Callable 05/15/2027)(a)	135,000	134,680
Pagaya AI Debt Selection Trust, Series 2023-3, Class A, 7.60%, 12/16/2030 (Callable 04/15/2025)(a)	211,433	212,490
PennyMac Mortgage Investment Trust, Series 2017-PM1, Class XIO, 0.00%, 10/25/2048(a)(g)	140,120,352	547,380
Progress Residential Trust
Series 2020-SFR3, Class G, 4.11%, 10/17/2027(a)	2,000,000	1,941,306
Series 2021-SFR3, Class G, 4.25%, 05/17/2026(a)	1,100,000	1,007,836
Series 2021-SFR6, Class G, 4.00%, 07/17/2038 (Callable 07/17/2026)(a)	700,000	635,375
Renaissance Home Equity Loan Trust, Series 2004-4, Class MF2, 5.82%, 02/25/2035 (Callable 07/25/2024)(h)	262,180	222,195
Santander Consumer USA Holdings, Inc., Series 2022-3, Class C, 4.49%, 08/15/2029 (Callable 05/15/2026)	200,000	196,389
SBA Depositor LLC, Series 2022-1, 6.60%, 01/15/2028 (Callable 01/15/2027)(a)	210,000	214,808
SERVPRO Master Issuer LLC, Series 2024-1A, Class A2, 6.17%, 01/25/2054 (Callable 01/25/2029)(a)	99,750	100,627
SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, 05/15/2031 (Callable 06/15/2025)(a)	10,973	10,970
SoFi Professional Loan Program LLC
Series 2018-C, Class R1, 0.00%, 01/25/2048 (Callable 05/25/2026)(a)	10,000	81,210

The accompanying notes are an integral part of these financial statements.

111

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Series 2020-C, Class AFX, 1.95%, 02/15/2046 (Callable 07/15/2028)(a)	$ 73,465	$ 67,079
Series 2021-B, Class R1, 0.00%, 02/15/2047 (Callable 09/15/2029)(a)	10,000	327,479
Structured Asset Securities Corp., Series 2006-BC3, Class A3, 5.78% (1 mo. Term SOFR + 0.43%), 10/25/2036 (Callable 07/25/2024)	424,803	326,068
Sunnova Energy International, Inc., Series 2023-A, Class A, 5.30%, 05/20/2050 (Callable 05/20/2028)(a)	93,369	89,338
Sunrun, Inc., Series 2019-1A, Class A, 3.98%, 06/30/2054 (Callable 03/30/2028)(a)	93,379	85,760
Taco Bell Corp., Series 2016-1A, Class A23, 4.97%, 05/25/2046 (Callable 08/25/2024)(a)	251,250	246,159
T-Mobile US, Inc., Series 2022-1A, Class A, 4.91%, 05/22/2028 (Callable 01/20/2026)(a)	160,000	159,012
Vericrest Opportunity Loan Transferee, Series 2021-NPL1, Class A2, 4.95%, 02/27/2051 (Callable 07/25/2024)(a)(h)	717,500	691,961
Verus Securitization Trust, Series 2022-8, Class A3, 6.13%, 09/25/2067 (Callable 10/25/2025)(a)(h)	85,334	87,633
Wendy’s SPV Guarantor LLC, Series 2019-1A, Class A2I, 3.78%, 06/15/2049 (Callable 09/15/2024)(a)	89,495	85,738
Wingstop, Inc., Series 2020-1A, Class A2, 2.84%, 12/05/2050 (Callable 09/05/2024)(a)	246,250	224,126
Zaxby’s Operating Co. LP, Series 2021-1A, Class A2, 3.24%, 07/30/2051 (Callable 07/30/2025)(a)	145,875	129,366
TOTAL ASSET-BACKED SECURITIES (Cost $17,408,609)		16,132,047

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - 5.9%
Abu Dhabi Government International Bond, 3.88%, 04/16/2050(a)		$200,000	$ 158,032
Airservices Australia, 5.40%, 11/15/2028 (Callable 08/15/2028)	AUD	150,000	101,628
Brazil Notas do Tesouro Nacional Serie B, 6.00%, 08/15/2050	BRL	190,000	141,488
Bundesrepublik Deutschland Bundesanleihe
0.00%, 02/15/2031	EUR	175,000	160,273
0.00%, 05/15/2035	EUR	105,000	85,510
Canadian Government Bond
1.50%, 09/01/2024	CAD	25,000	18,172
1.25%, 03/01/2025	CAD	465,000	332,806
China Government Bond, 2.69%, 08/12/2026	CNY	910,000	127,799
Colombia Government International Bond, 4.13%, 05/15/2051 (Callable 11/15/2050)		200,000	120,750
CPPIB Capital, Inc., 2.25%, 12/01/2031(a)	CAD	145,000	93,825
Finland Government Bond, 3.00%, 09/15/2033(a)	EUR	225,000	239,798
Guatemala Government Bond, 4.38%, 06/05/2027		200,000	191,250
Indonesia Government International Bond
3.85%, 10/15/2030		200,000	185,529
3.05%, 03/12/2051		200,000	133,918
Indonesia Treasury Bond
8.38%, 09/15/2026	IDR	1,606,000,000	101,587
5.13%, 04/15/2027	IDR	1,385,000,000	81,315
6.38%, 08/15/2028	IDR	5,707,000,000	343,535
9.00%, 03/15/2029	IDR	1,457,000,000	95,908
6.50%, 02/15/2031	IDR	5,458,000,000	323,414
8.75%, 05/15/2031	IDR	3,000,000,000	199,658
6.38%, 04/15/2032	IDR	3,726,000,000	218,577
6.63%, 05/15/2033	IDR	1,779,000,000	105,447
6.63%, 02/15/2034	IDR	1,680,000,000	99,333
7.50%, 06/15/2035	IDR	1,015,000,000	63,776
7.50%, 05/15/2038	IDR	1,447,000,000	90,823
Inter-American Development Bank, 4.60%, 03/01/2029	CAD	120,000	90,626
Ireland Government Bond, 1.10%, 05/15/2029	EUR	45,000	44,545
Korea Treasury Bond
2.38%, 03/10/2027	KRW	804,700,000	571,083
2.13%, 06/10/2027	KRW	293,300,000	206,414
3.13%, 09/10/2027	KRW	103,300,000	74,839

The accompanying notes are an integral part of these financial statements.

112

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

		Par	Value
FOREIGN GOVERNMENT DEBT OBLIGATIONS - (Continued)
1.38%, 12/10/2029	KRW	377,860,000	$ 249,267
4.25%, 12/10/2032	KRW	178,720,000	139,070
3.25%, 06/10/2033	KRW	207,000,000	150,092
Malaysia Government Bond
3.88%, 03/14/2025	MYR	361,000	76,837
3.90%, 11/30/2026	MYR	360,000	77,144
3.90%, 11/16/2027	MYR	805,000	172,537
3.73%, 06/15/2028	MYR	400,000	85,133
4.50%, 04/15/2030	MYR	640,000	140,852
3.84%, 04/15/2033	MYR	980,000	207,407
3.83%, 07/05/2034	MYR	360,000	76,034
Mexican Bonos
5.00%, 03/06/2025	MXN	7,324,000	392,684
7.75%, 05/29/2031	MXN	21,110,000	1,036,435
New South Wales Treasury Corp.
1.50%, 02/20/2032	AUD	455,000	239,840
2.00%, 03/08/2033	AUD	175,000	92,843
New Zealand Government Bond
0.50%, 05/15/2026	NZD	390,000	219,078
4.25%, 05/15/2034	NZD	210,000	123,564
4.50%, 05/15/2035	NZD	270,000	161,183
New Zealand Local Government Funding Agency Bond
2.25%, 05/15/2031	NZD	25,000	12,793
3.50%, 04/14/2033	NZD	262,000	141,305
3.00%, 05/15/2035	NZD	215,000	106,660
Norway Government Bond
1.75%, 03/13/2025(a)	NOK	1,475,000	135,564
1.25%, 09/17/2031(a)	NOK	2,425,000	192,908
2.13%, 05/18/2032(a)	NOK	5,115,000	429,872
Philippine Government Bond
2.63%, 08/12/2025	PHP	18,365,000	301,360
3.63%, 09/09/2025	PHP	6,865,000	113,620
6.13%, 08/22/2028	PHP	10,645,000	180,347
6.25%, 02/28/2029	PHP	9,700,000	164,519
6.75%, 09/15/2032	PHP	9,250,000	159,515
8.00%, 09/30/2035	PHP	3,300,000	61,921
Province of Quebec Canada, 4.50%, 09/08/2033		153,000	149,123
Queensland Treasury Corp.
4.50%, 08/22/2035(a)	AUD	165,000	103,700
5.25%, 07/21/2036(a)	AUD	385,000	255,448
Republic of Italy Government International Bond, 1.25%, 02/17/2026		200,000	187,004
Singapore Government Bond
2.38%, 06/01/2025	SGD	5,000	3,645
3.38%, 09/01/2033	SGD	265,000	198,121

		Par	Value
South Australian Government Financing Authority, 4.75%, 05/24/2038	AUD	160,000	$ 99,359
Treasury Corp. of Victoria, 2.25%, 11/20/2034	AUD	150,000	76,716
United Kingdom Gilt
0.25%, 01/31/2025	GBP	180,000	222,190
3.25%, 01/31/2033	GBP	145,000	171,746
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $12,590,766)			11,909,094
MORTGAGE-BACKED SECURITIES - 4.9%
BANK-2020, Series 2020-BN30, Class XA, 1.39%, 12/15/2053(f)(g)		1,245,658	74,671
Benchmark Mortgage Trust
Series 2021-B25, Class XA, 1.21%, 04/15/2054 (Callable 02/15/2031)(f)(g)		2,208,419	110,178
Series 2023-V2, Class XA, 1.22%, 05/15/2055 (Callable 03/15/2028)(f)(g)		1,799,574	60,148
BX Trust
Series 2024-CNYN, Class C, 7.27% (1 mo. Term SOFR + 1.94%), 04/15/2029(a)		298,073	296,583
Series 2024-KING, Class B, 7.07% (1 mo. Term SOFR + 1.74%), 05/15/2034(a)		383,000	378,702
Federal Home Loan Mortgage Corp.
Pool RA7672, 4.50%, 07/01/2052		225,020	212,484
Pool RA7784, 4.50%, 08/01/2052		188,090	177,729
Pool SD1571, 5.00%, 08/01/2052		109,162	106,636
Pool SD1741, 5.00%, 10/01/2052		161,390	157,656
Pool SD1805, 5.00%, 11/01/2052		90,474	87,928
Pool SD1822, 5.00%, 11/01/2052		117,992	115,262
Pool SD7557, 4.50%, 12/01/2052		206,259	196,508
Pool SD7563, 4.50%, 05/01/2053		568,934	542,217
Pool U69911, 4.00%, 04/01/2045		3,889,247	3,678,958

The accompanying notes are an integral part of these financial statements.

113

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2021-P011, Class X1, 1.78%, 09/25/2045(f)(g)	$ 518,697	$ 58,736
Series K122, Class X1, 0.97%, 11/25/2030 (Callable 08/25/2030)(f)(g)	1,838,587	79,489
Series KG04, Class X1, 0.94%, 11/25/2030 (Callable 08/25/2030)(f)(g)	1,891,424	78,223
Federal National Mortgage Association
Pool CB4099, 4.50%, 07/01/2052	271,091	257,514
Pool CB4339, 4.50%, 08/01/2052	328,310	312,893
Pool CB4562, 5.00%, 09/01/2052	326,750	317,148
Pool CB8316, 5.00%, 04/01/2054	173,767	169,353
Pool CB8526, 5.00%, 05/01/2054	192,341	186,493
Pool FS2914, 4.50%, 09/01/2052	208,315	197,882
Pool FS3331, 5.00%, 11/01/2052	162,362	158,605
Pool MA5039, 5.50%, 06/01/2053	4,121	4,066
Series 419, Class C4, 3.50%, 04/25/2044(g)	1,986,356	316,575
Government National Mortgage Association
Series 2022-192, Class IO, 0.67%, 09/16/2064 (Callable 10/16/2047)(f)(g)	3,490,783	207,509
Series 2024-15, Class BI, 0.74%, 10/16/2065 (Callable 03/16/2048)(f)(g)	3,494,467	209,066
Series 2024-35, Class IB, 0.80%, 07/16/2065 (Callable 02/16/2048)(f)(g)	3,165,286	206,691
Great Wolf Trust, Series 2024-WLF2, Class A, 7.02% (1 mo. Term SOFR + 1.69%), 05/15/2041(a)	250,000	249,844
Med Trust, Series 2021-MDLN, Class C, 7.24% (1 mo. Term SOFR + 1.91%), 11/15/2038(a)	99,522	99,429
MFRA Trust, Series 2020-NQM3, Class A3, 1.63%, 01/26/2065 (Callable 07/25/2024)(a)(f)	92,583	85,564

	Par	Value
Velocity Commercial Capital Loan Trust, Series 2020-2, Class A2, 5.00%, 05/25/2050(a)(f)	$ 500,000	$ 466,939
TOTAL MORTGAGE-BACKED SECURITIES (Cost $9,971,191)		9,857,679
COLLATERALIZED LOAN OBLIGATIONS - 4.8%
Arbor Realty Trust, Inc., Series 2021-FL4, Class D, 8.34% (1 mo. Term SOFR + 3.01%), 11/15/2036 (Callable 07/15/2024)(a)	275,000	253,000
ARES CLO, Series 2018-49A, Class C, 7.54% (3 mo. Term SOFR + 2.21%), 07/22/2030 (Callable 07/22/2024)(a)	1,000,000	999,935
BDS Ltd., Series 2020-FL5, Class C, 7.50% (1 mo. Term SOFR + 2.16%), 02/16/2037 (Callable 07/16/2024)(a)	267,328	265,052
BlueMountain CLO Ltd., Series 2021-28A, Class C, 7.59% (3 mo. Term SOFR + 2.26%), 04/15/2034 (Callable 07/15/2024)(a)	250,000	248,011
Canyon Capital CLO Ltd.
Series 2014-1A, Class CR, 8.34% (3 mo. Term SOFR + 3.01%), 01/30/2031 (Callable 07/30/2024)(a)	250,000	245,080
Series 2021-2A, Class D, 8.94% (3 mo. Term SOFR + 3.61%), 04/15/2034 (Callable 07/15/2024)(a)	500,000	501,466
Cent CLO, Series 2018-27A, Class DR, 9.42% (3 mo. Term SOFR + 4.09%), 01/25/2035 (Callable 07/25/2024)(a)	500,000	500,527
CIFC Funding Ltd.
Series 2015-4A, Class BR2, 7.49% (3 mo. Term SOFR + 2.16%), 04/20/2034 (Callable 07/20/2024)(a)	250,000	250,251
Series 2021-4A, Class D, 8.49% (3 mo. Term SOFR + 3.16%), 07/15/2033 (Callable 07/15/2024)(a)	500,000	500,770

The accompanying notes are an integral part of these financial statements.

114

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
COLLATERALIZED LOAN OBLIGATIONS - (Continued)
Empower CLO Ltd., Series 2024-2A, Class C, 7.43% (3 mo. Term SOFR + 2.10%), 07/15/2037 (Callable 07/15/2026)(a)	$ 500,000	$ 500,426
LCM LP, Series 24A, Class CR, 7.49% (3 mo. Term SOFR + 2.16%), 03/20/2030 (Callable 07/20/2024)(a)	250,000	249,475
Madison Park Funding Ltd., Series 2016-21A, Class BRR, 7.79% (3 mo. Term SOFR + 2.46%), 10/15/2032 (Callable 07/15/2024)(a)	250,000	250,426
Neuberger Berman CLO Ltd., Series 2021-40A, Class C, 7.34% (3 mo. Term SOFR + 2.01%), 04/16/2033 (Callable 07/16/2024)(a)	250,000	250,221
Oak Hill Credit Partners, Series 2016-13A, Class DR, 8.79% (3 mo. Term SOFR + 3.46%), 10/25/2034 (Callable 07/21/2024)(a)	500,000	502,361
Octagon Investment Partners Ltd., Series 2012-1A, Class CRR, 9.49% (3 mo. Term SOFR + 4.16%), 07/15/2029 (Callable 07/15/2024)(a)	500,000	500,844
OHA Credit Funding
Series 2020-5A, Class E, 11.84% (3 mo. Term SOFR + 6.51%), 04/18/2033 (Callable 07/18/2024)(a)	500,000	503,374
Series 2021-8A, Class C, 7.49% (3 mo. Term SOFR + 2.16%), 01/18/2034 (Callable 07/18/2024)(a)	250,000	250,024
Palmer Square CLO Ltd., Series 2023-1A, Class C, 8.57% (3 mo. Term SOFR + 3.25%), 01/20/2036 (Callable 01/20/2025)(a)	500,000	507,015
Palmer Square Loan Funding Ltd., Series 2022-2A, Class B, 7.53% (3 mo. Term SOFR + 2.20%), 10/15/2030 (Callable 07/15/2024)(a)	800,000	800,027

	Par	Value
TCI-Flatiron CLO Ltd., Series 2018-1A, Class CR, 7.34% (3 mo. Term SOFR + 2.01%), 01/29/2032 (Callable 07/29/2024)(a)	$ 250,000	$ 250,041
TCW CLO Ltd.
Series 2021-1A, Class C, 7.49% (3 mo. Term SOFR + 2.16%), 03/18/2034 (Callable 07/20/2024)(a)	250,000	250,188
Series 2023-1A, Class C, 8.82% (3 mo. Term SOFR + 3.50%), 04/28/2036 (Callable 04/28/2025)(a)	400,000	402,583
TPG Real Estate Finance Issuer Ltd., Series 2022-FL5, Class AS, 7.48% (1 mo. Term SOFR + 2.15%), 02/15/2039 (Callable 07/15/2024)(a)	100,000	98,813
Wind River CLO Ltd., Series 2014-3A, Class DR2, 8.99% (3 mo. Term SOFR + 3.66%), 10/22/2031 (Callable 07/22/2024)(a)	500,000	490,044
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $9,572,072)		9,569,954
BANK LOANS - 4.5%
Basic Materials - 0.2%
Hexion Holdings Corp., Senior Secured First Lien, 9.98% (3 mo. SOFR US + 4.50%), 03/15/2029 (Callable 07/31/2024)	29,848	29,786
INEOS US Finance LLC, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/31/2031 (Callable 07/31/2024)	125,806	126,278
INEOS US Petrochem LLC, Senior Secured First Lien, 9.69% (1 mo. SOFR US + 4.25%), 03/29/2029 (Callable 07/31/2024)	64,838	64,797
Lummus Technology Holdings V LLC, Senior Secured First Lien, 8.96% (1 mo. SOFR US + 3.50%), 12/31/2029 (Callable 07/31/2024)	38,620	38,813

The accompanying notes are an integral part of these financial statements.

115

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Basic Materials - (Continued)
Olympus Water US Holding Corp., Senior Secured First Lien, 8.85% (3 mo. SOFR US + 3.50%), 06/23/2031 (Callable 07/31/2024)	$ 55,000	$ 55,172
		314,846
Communications - 0.2%
Acuris Finance US, Inc., Senior Secured First Lien, 9.48% (3 mo. SOFR US + 4.00%), 02/16/2028 (Callable 07/31/2024)	65,000	65,094
Altice France SA, Senior Secured First Lien, 10.83% (3 mo. SOFR US + 5.50%), 08/31/2028 (Callable 07/31/2024)	24,787	18,281
Cengage Learning, Inc., Senior Secured First Lien, 9.54% (6 mo. SOFR US + 4.25%), 03/24/2031 (Callable 07/31/2024)	24,938	25,039
CSC Holdings LLC, Senior Secured First Lien, 7.94% (1 Month Synthetic LIBOR + 2.50%), 04/15/2027 (Callable 07/31/2024)(c)	24,806	20,678
Directv Financing LLC, Senior Secured First Lien, 10.46% (1 mo. SOFR US + 5.00%), 08/02/2027 (Callable 07/31/2024)	13,972	14,017
Frontier Communications Holdings LLC, 8.58% (1 mo. Term SOFR + 3.50%), 06/23/2031 (Callable 07/31/2024)	55,000	55,000
Gogo Intermediate Holdings LLC, Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 04/28/2028 (Callable 07/31/2024)	54,084	54,002
NEP Group, Inc. First Lien, 8.69% (includes 0.00% PIK) (1 mo. Term SOFR + 3.25%), 08/19/2026	34,996	33,275
StubHub Holdco Sub LLC, Senior Secured First Lien, 10.08% (1 mo. SOFR US + 4.75%), 03/15/2030 (Callable 07/31/2024)	39,408	39,469

	Par	Value
Zayo Group Holdings, Inc., Senior Secured First Lien, 8.46% (1 mo. SOFR US + 3.00%), 03/09/2027 (Callable 07/31/2024)	$ 20,000	$ 17,467
		342,322
Consumer, Cyclical - 1.5%
1011778 BC ULC, Senior Secured First Lien
7.09% (1 mo. SOFR US + 1.75%), 09/23/2030 (Callable 07/31/2024)	890,188	889,062
AAdvantage Loyalty IP Ltd., Senior Secured First Lien
10.34% (3 mo. SOFR US + 4.75%), 04/20/2028 (Callable 07/31/2024)	212,000	219,288
ABG Intermediate Holdings 2 LLC, 8.10% (1 mo. Term SOFR + 2.75%), 12/21/2028 (Callable 07/31/2024)	15,000	15,033
Air Canada, Senior Secured First Lien, 7.85% (3 mo. SOFR US + 2.50%), 03/21/2031 (Callable 07/31/2024)	39,900	40,006
American Airlines, Inc., Senior Secured First Lien, 7.77% (6 mo. SOFR US + 2.50%), 06/04/2029 (Callable 06/04/2024)	121,718	121,672
BCPE Empire Holdings, Inc. First Lien, 9.33% (1 mo. Term SOFR + 4.00%), 12/26/2028 (Callable 07/31/2024)	64,838	64,931
Caesars Entertainment, Inc., Senior Secured First Lien, 8.10% (1 mo. SOFR US + 2.75%), 02/06/2030 (Callable 07/31/2024)	52,113	52,214
Carnival Corp., Senior Secured First Lien
8.09% (1 mo. SOFR US + 2.75%), 08/09/2027 (Callable 07/31/2024)	89,000	89,557
8.09% (1 mo. SOFR US + 2.75%), 10/18/2028 (Callable 07/31/2024)	210,625	211,447

The accompanying notes are an integral part of these financial statements.

116

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - (Continued)
Cedar Fair LP, Senior Secured First Lien, 7.33% (1 mo. SOFR US + 2.00%), 05/01/2031 (Callable 07/31/2024)	$ 30,000	$ 29,986
ClubCorp Holdings, Inc., Senior Secured First Lien
10.56% (3 mo. SOFR US + 5.00%), 09/18/2026	1,029	1,036
10.60% (3 mo. SOFR US + 5.00%), 09/18/2026	25,236	25,400
EG America LLC, Senior Secured First Lien, 11.24% (Daily US Secured Overnight Financing Rate + 5.50%), 02/07/2028 (Callable 07/31/2024)	29,925	29,613
Fertitta Entertainment LLC/NV, Senior Secured First Lien, 9.08% (1 mo. SOFR US + 3.75%), 01/29/2029 (Callable 03/18/2024)	132,396	132,701
Great Outdoors Group LLC, Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 03/06/2028 (Callable 07/31/2024)	99,706	99,748
Harbor Freight Tools USA, Inc., Senior Secured First Lien, 7.84% (1 mo. SOFR US + 2.50%), 06/11/2031 (Callable 07/31/2024)	35,000	34,942
Hunter Douglas, Inc., Senior Secured First Lien
8.84% (3 mo. SOFR US + 3.50%), 02/26/2029 (Callable 07/31/2024)	45,364	45,129
8.84% (3 mo. SOFR US + 3.50%), 02/26/2029 (Callable 07/31/2024)	16,657	16,571
LBM Acquisition LLC First Lien, 9.07% (1 mo. Term SOFR + 3.75%), 06/06/2031 (Callable 07/31/2024)	34,919	34,383
LC Ahab US Bidco LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 05/01/2031 (Callable 07/31/2024)	45,000	45,141

	Par	Value
Mileage Plus Holdings LLC, Senior Secured First Lien, 10.74% (3 mo. SOFR US + 5.25%), 06/21/2027 (Callable 07/31/2024)	$ 115,333	$ 117,823
Motion Finco Sarl, Senior Secured First Lien, 8.83% (3 mo. SOFR US + 3.50%), 11/30/2029 (Callable 07/31/2024)	84,788	84,915
Ontario Gaming GTA LP, Senior Secured First Lien, 9.58% (3 mo. SOFR US + 4.25%), 08/01/2030 (Callable 07/31/2024)	34,825	35,037
Ovg Business Services LLC First Lien, 8.33% (1 mo. Term SOFR + 3.00%), 06/25/2031 (Callable 07/31/2024)	40,000	39,975
PetSmart LLC, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 02/14/2028 (Callable 07/31/2024)	72,938	72,816
Resideo Funding, Inc. First Lien, 6.82% (1 mo. Term SOFR + 2.00%), 05/14/2031 (Callable 07/31/2024)	40,000	40,000
Station Casinos LLC, Senior Secured First Lien, 7.59% (1 mo. SOFR US + 2.25%), 03/14/2031 (Callable 07/31/2024)	34,913	34,939
SWF Holdings I Corp., Senior Secured First Lien, 9.46% (1 mo. SOFR US + 4.00%), 10/06/2028 (Callable 07/31/2024)	14,310	12,289
Travel + Leisure Co. First Lien, 8.69% (1 mo. Term SOFR + 3.25%), 12/14/2029 (Callable 07/31/2024)	65,000	65,276
United Airlines, Inc., Senior Secured First Lien
8.09% (1 mo. SOFR US + 2.75%), 02/24/2031 (Callable 07/31/2024)	309,225	310,385
WestJet Airlines Ltd., Senior Secured First Lien, 8.43% (1 mo. SOFR US + 3.00%), 12/11/2026 (Callable 07/31/2024)	4,167	4,184

The accompanying notes are an integral part of these financial statements.

117

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Cyclical - (Continued)
WestJet Loyalty LP, Senior Secured First Lien, 9.05% (3 mo. SOFR US + 3.75%), 02/14/2031 (Callable 07/31/2024)	$ 70,000	$ 70,403
White Cap Buyer LLC, 8.58% (1 mo. Term SOFR + 3.25%), 10/19/2029 (Callable 07/31/2024)	15,000	15,043
		3,100,945
Consumer, Non-Cyclical - 0.9%
ADMI Corp., Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 12/23/2027	49,605	48,706
Allied Universal Holdco LLC, Senior Secured First Lien, 9.19% (1 mo. SOFR US + 3.75%), 05/15/2028 (Callable 07/31/2024)	123,765	123,429
APi Group DE, Inc., Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 01/03/2029 (Callable 07/31/2024)	5,000	5,004
Aveanna Healthcare LLC, Senior Secured First Lien, 9.20% (3 mo. SOFR US + 3.75%), 07/17/2028 (Callable 07/31/2024)	118,227	113,499
Bausch + Lomb Corp., Senior Secured First Lien, 8.69% (1 mo. SOFR US + 3.25%), 05/10/2027 (Callable 07/31/2024)	131,913	130,677
Camelot US Acquisition LLC, Senior Secured First Lien
8.08% (1 mo. SOFR US + 2.75%), 01/31/2031 (Callable 07/31/2024)	7,423	7,446
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031 (Callable 07/31/2024)	31,846	31,941
8.09% (1 mo. SOFR US + 2.75%), 01/31/2031 (Callable 07/31/2024)	631	633
CHG Healthcare Services, Inc., Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 09/29/2028 (Callable 07/31/2024)	64,175	64,349

	Par	Value
Concentra Health Services, Inc., 7.83% (1 mo. Term SOFR + 2.25%), 06/26/2031 (Callable 07/31/2024)	$ 25,000	$ 25,125
EAB Global, Inc. First Lien, 8.93% (1 mo. Term SOFR + 3.50%), 08/16/2028 (Callable 07/31/2024)	30,000	30,007
Gainwell Acquisition Corp., Senior Secured First Lien, 9.43% (3 mo. SOFR US + 4.00%), 10/01/2027 (Callable 07/31/2024)	130,234	126,435
Garda World Security Corp., Senior Secured First Lien, 9.59% (3 mo. SOFR US + 4.25%), 02/01/2029 (Callable 07/31/2024)	74,810	75,371
Grant Thornton LLP/Chicago, Senior Secured First Lien, 8.60% (3 mo. SOFR US + 3.25%), 05/30/2031 (Callable 07/31/2024)	35,000	35,144
Grifols Worldwide Operations USA, Inc., Senior Secured First Lien, 7.44% (1 mo. SOFR US + 2.00%), 11/15/2027 (Callable 07/31/2024)	22,128	21,796
Kronos Acquisition Holdings, Inc., 9.34% (1 mo. Term SOFR + 4.00%), 06/27/2031 (Callable 07/31/2024)	20,000	19,900
Kronos Acquisition Holdings, Inc., Senior Secured First Lien
9.31% (3 mo. SOFR US + 3.75%), 12/22/2026 (Callable 07/31/2024)	23,038	23,047
9.31% (3 mo. SOFR US + 3.75%), 12/22/2026 (Callable 07/31/2024)	9,821	9,825
LifePoint Health, Inc., Senior Secured First Lien, 10.06% (3 mo. SOFR US + 4.75%), 11/16/2028 (Callable 07/31/2024)	124,236	125,067
Mavis Tire Express Services Topco Corp., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 05/04/2028 (Callable 07/31/2024)	61,546	61,759

The accompanying notes are an integral part of these financial statements.

118

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Consumer, Non-Cyclical - (Continued)
Medline Borrower LP, 7.83% (1 mo. Term SOFR + 2.25%), 10/23/2028 (Callable 07/31/2024)	$ 120,000	$ 120,150
Organon & Co., Senior Secured First Lien, 7.83% (1 mo. SOFR US + 2.50%), 05/17/2031 (Callable 07/31/2024)	14,927	14,955
Pacific Dental Services, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 03/17/2031 (Callable 07/31/2024)	79,800	80,058
Packaging Coordinators Midco, Inc., Senior Secured First Lien, 8.58% (3 mo. SOFR US + 3.25%), 11/30/2027 (Callable 07/31/2024)	70,000	70,321
Radiology Partners T/L, Senior Secured First Lien
9.09% (3 mo. SOFR US + 3.50%), 01/31/2029	31,630	30,080
9.09% (includes 0.00% PIK) (3 mo. SOFR US + 3.50%), 01/31/2029	446	424
Radnet Management, Inc., Senior Secured First Lien, 7.83% (3 mo. SOFR US + 2.50%), 04/10/2031 (Callable 07/31/2024)	15,000	15,028
Sotera Health Holdings LLC, Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 05/30/2031 (Callable 07/31/2024)	125,000	124,948
Triton Water Holdings, Inc., Senior Secured First Lien, 8.81% (3 mo. SOFR US + 3.25%), 03/31/2028 (Callable 07/31/2024)	125,000	125,187
United Rentals North America, Inc. First Lien, 7.08% (1 mo. Term SOFR + 1.75%), 02/14/2031 (Callable 07/31/2024)	75,000	75,738
Vestis Corp., Senior Secured First Lien, 7.58% (3 mo. SOFR US + 2.25%), 02/24/2031 (Callable 07/31/2024)	34,913	34,789

	Par	Value
Wand NewCo 3, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/30/2031 (Callable 07/31/2024)	$ 60,000	$ 60,466
		1,831,304
Energy - 0.0%(j)
Apro LLC, 9.08% (1 mo. Term SOFR + 3.75%), 06/26/2031 (Callable 07/31/2024)	45,000	45,056
WaterBridge Midstream Operating LLC, 10.33% (1 mo. Term SOFR + 4.75%), 06/27/2029 (Callable 07/31/2024)	15,000	14,925
		59,981
Financial - 0.5%
Acrisure LLC, Senior Secured First Lien, 8.59% (3 mo. SOFR US + 3.25%), 11/06/2030 (Callable 07/31/2024)	127,605	127,605
Alliant Holdings Intermediate LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 11/06/2030 (Callable 07/31/2024)	99,500	99,857
Allspring Buyer LLC, Senior Secured First Lien, 8.89% (3 mo. SOFR US + 3.25%), 11/01/2028 (Callable 07/31/2024)	99,721	99,632
AmWINS Group, Inc., Senior Secured First Lien, 7.71% (1 mo. SOFR US + 2.25%), 02/22/2028 (Callable 07/31/2024)	19,948	19,956
Ardonagh Group Finco Pty Ltd., 0.00% (1 mo. Term SOFR + 3.75%), 02/17/2031 (Callable 08/01/2024)	65,000	64,675
AssuredPartners, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 02/14/2031 (Callable 07/31/2024)	84,788	85,105
Asurion LLC, Senior Secured First Lien, 9.69% (1 mo. SOFR US + 4.25%), 08/21/2028 (Callable 07/31/2024)	44,773	44,498
BroadStreet Partners, Inc. First Lien, 8.58% (1 mo. Term SOFR + 3.25%), 06/16/2031 (Callable 07/31/2024)	35,000	34,947

The accompanying notes are an integral part of these financial statements.

119

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Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Financial - (Continued)
CPI Holdco B LLC, Senior Secured First Lien, 7.34% (1 mo. SOFR US + 2.00%), 05/19/2031 (Callable 07/31/2024)	$ 20,000	$ 20,003
Edelman Financial Engines Center LLC, Senior Secured Second Lien, 10.59% (1 mo. SOFR US + 5.25%), 10/31/2028 (Callable 07/31/2024)	25,000	25,094
GTCR Everest Borrower LLC, 8.31% (1 mo. Term SOFR + 3.00%), 06/03/2031 (Callable 07/31/2024)	20,000	20,038
OneDigital Borrower LLC, Senior Secured First Lien, 9.68% (1 mo. SOFR US + 4.25%), 11/16/2027 (Callable 07/31/2024)	153,330	153,139
OneDigital Borrower LLC
9.08% (1 mo. Term SOFR + 3.25%), 06/13/2031 (Callable 07/31/2024)	90,000	89,888
11.08% (1 mo. Term SOFR + 5.25%), 06/14/2032 (Callable 07/31/2024)	30,000	29,925
Sedgwick Claims Management Services, Inc., 0.00% (1 mo. Term SOFR + 3.00%), 06/27/2031 (Callable 08/01/2024)	75,000	74,813
		989,175
Industrial - 0.7%
AECOM, Senior Secured First Lien, 7.22% (1 mo. SOFR US + 1.88%), 04/17/2031 (Callable 07/31/2024)	245,000	246,710
Artera Services LLC, Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 02/10/2031 (Callable 07/31/2024)	34,913	35,140
Berry Global, Inc., Senior Secured First Lien, 7.19% (1 mo. SOFR US + 1.75%), 07/02/2029 (Callable 07/31/2024)	392,362	393,039
Brand Industrial Services, Inc., Senior Secured First Lien, 9.83% (3 mo. SOFR US + 4.50%), 08/01/2030 (Callable 07/31/2024)	29,850	29,983

	Par	Value
Charter Next Generation, Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 12/01/2027 (Callable 07/31/2024)	$ 19,923	$ 19,980
Clydesdale Acquisition Holdings, Inc., Senior Secured First Lien, 9.12% (1 mo. SOFR US + 3.68%), 04/13/2029 (Callable 07/31/2024)	34,822	34,942
Dynasty Acquisition Co., Inc., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 08/24/2028 (Callable 07/31/2024)	75,231	75,590
Emrld Borrower LP, 7.84% (1 mo. Term SOFR + 2.50%), 06/18/2031 (Callable 07/31/2024)	30,000	30,037
Kenan Advantage Group, Inc., Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 01/25/2029 (Callable 07/31/2024)	74,813	75,280
MIWD Holdco II LLC, Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 03/28/2031 (Callable 07/31/2024)	20,000	20,146
Pretium PKG Holdings, Inc., Senior Secured First Lien
7.83% (includes 0.00% PIK) (3 mo. SOFR US + 2.50%), 10/02/2028	22,216	22,905
7.83% (includes 0.00% PIK) (3 mo. SOFR US + 2.50%), 10/02/2028	329	339
8.52% (includes 0.00% PIK) (3 mo. SOFR US + 3.20%), 10/02/2028	35,940	31,303
8.52% (includes 0.00% PIK) (3 mo. SOFR US + 3.20%), 10/02/2028	521	454
Restaurant Technologies, Inc., Senior Secured First Lien
9.58% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 07/31/2024)	33,468	32,622
9.58% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 07/31/2024)	3,177	3,097
9.58% (3 mo. SOFR US + 4.25%), 04/02/2029 (Callable 07/31/2024)	3,177	3,097

The accompanying notes are an integral part of these financial statements.

120

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
BANK LOANS - (Continued)
Industrial - (Continued)
Standard Aero Ltd., Senior Secured First Lien, 8.84% (1 mo. SOFR US + 3.50%), 08/24/2028 (Callable 07/31/2024)	$ 29,007	$ 29,146
Titan Acquisition Ltd./Canada, Senior Secured First Lien, 10.33% (6 mo. SOFR US + 5.00%), 04/24/2029 (Callable 07/31/2024)	90,000	90,319
TransDigm, Inc., Senior Secured First Lien, 8.08% (3 mo. SOFR US + 2.75%), 03/22/2030 (Callable 07/31/2024)	29,925	30,016
TransDigm, Inc. First Lien, 7.84% (3 mo. Term SOFR + 3.25%), 02/28/2031 (Callable 07/31/2024)	75,000	75,244
TricorBraun Holdings, Inc., Senior Secured First Lien, 8.71% (1 mo. SOFR US + 3.25%), 03/03/2028 (Callable 07/31/2024)	43,229	43,215
		1,322,604
Technology - 0.5%
Access CIG LLC, Senior Secured First Lien, 10.33% (3 mo. SOFR US + 5.00%), 08/18/2028 (Callable 07/31/2024)	123,791	124,739
Applied Systems, Inc., Senior Secured Second Lien, 10.58% (3 mo. SOFR US + 5.25%), 02/23/2032 (Callable 07/31/2024)	10,000	10,368
Ascend Learning LLC, Senior Secured First Lien
8.94% (1 mo. SOFR US + 3.50%), 12/11/2028 (Callable 07/31/2024)	63,368	63,385
8.94% (1 mo. SOFR US + 3.50%), 12/11/2028 (Callable 07/31/2024)	61,377	61,393
AthenaHealth Group, Inc., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 02/15/2029 (Callable 07/31/2024)	65,953	65,819
Boxer Parent Co., Inc., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 12/29/2028 (Callable 07/31/2024)	124,375	124,785

	Par	Value
Central Parent, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 07/06/2029 (Callable 07/31/2024)	$ 75,000	$ 74,133
Cornerstone OnDemand, Inc., Senior Secured First Lien, 9.21% (1 mo. SOFR US + 3.75%), 10/16/2028 (Callable 07/31/2024)	38,583	36,525
Cotiviti, Inc., Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 04/30/2031 (Callable 07/31/2024)	99,750	99,501
Dcert Buyer, Inc., Senior Secured First Lien, 9.34% (1 mo. SOFR US + 4.00%), 10/16/2026 (Callable 07/31/2024)	62,672	61,223
Epicor Software Corp. First Lien, 8.57% (1 mo. Term SOFR + 3.25%), 05/30/2031 (Callable 07/31/2024)	2,100	2,112
Epicor Software Corp., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 05/30/2031 (Callable 07/31/2024)	17,900	17,997
McAfee T/L B, Senior Secured First Lien, 8.58% (1 mo. SOFR US + 3.25%), 03/01/2029	39,078	39,087
Mitchell International, Inc., Senior Secured First Lien, 8.59% (1 mo. SOFR US + 3.25%), 06/17/2031 (Callable 07/31/2024)	130,000	129,056
Mitchell International, Inc., 10.58% (1 mo. Term SOFR + 5.25%), 06/17/2032 (Callable 07/31/2024)	30,000	29,981
Modena Buyer LLC, 9.82% (1 mo. Term SOFR + 4.50%), 04/21/2031 (Callable 07/31/2024)	45,000	43,981
		984,085
Utilities - 0.0%(j)
Hamilton Projects Acquiror LLC, Senior Secured First Lien, 9.09% (1 mo. SOFR US + 3.75%), 05/30/2031 (Callable 07/31/2024)	15,000	15,115

The accompanying notes are an integral part of these financial statements.

121

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

		Par	Value
BANK LOANS - (Continued)
Utilities - (Continued)
Vistra Zero Operating Co. LLC, Senior Secured First Lien, 8.09% (1 mo. SOFR US + 2.75%), 04/30/2031 (Callable 07/31/2024)		$ 14,963	$ 15,051
			30,166
TOTAL BANK LOANS (Cost $8,948,340)			8,975,428
		Shares
OPEN END FUNDS - 2.8%
Voya VACS Series EMCD Fund		105,884	907,421
Voya VACS Series EMHCD Fund		161,758	1,683,903
Voya VACS Series HYB Fund		306,782	3,123,044
TOTAL OPEN END FUNDS (Cost $6,370,776)			5,714,368
		Par
FOREIGN GOVERNMENT AGENCY ISSUES - 1.3%
CDP Financial, Inc., 4.20%, 12/02/2030	CAD	250,000	183,908
Export-Import Bank of India, 3.88%, 02/01/2028(a)		200,000	191,352
Indian Railway Finance Corp. Ltd., 3.25%, 02/13/2030(a)		200,000	179,023
Kuntarahoitus Oyj, 5.97% (Norway Interbank Offered Rate Fixing 3 Month + 1.25%), 01/10/2025	NOK	1,000,000	94,263
NOTA DO TESOURO NACIONAL (PRICES NEAR 1000)
10.00%, 01/01/2025	BRL	2,790,000	496,695
10.00%, 01/01/2027	BRL	2,395,000	411,312
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.13%, 05/15/2027(a)		250,000	240,937
Province of British Columbia Canada, 4.20%, 07/06/2033		145,000	138,258
Province of Ontario Canada
1.35%, 12/02/2030	CAD	395,000	247,031
3.45%, 06/02/2045	CAD	210,000	133,497
Republic of Austria Government Bond, 2.90%, 02/20/2033(a)	EUR	110,000	116,603

		Par	Value
Treasury Corp. of Victoria, 4.75%, 09/15/2036	AUD	145,000	$ 91,581
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $2,723,459)			2,524,460
CONVERTIBLE BONDS - 1.2%
Communications - 0.3%
Liberty Broadband Corp., 3.13%, 03/31/2053 (Callable 04/06/2026)(a)		380,000	363,418
Liberty Media Corp., 2.38%, 09/30/2053 (Callable 09/30/2028)(a)		100,000	106,502
Uber Technologies, Inc., 0.88%, 12/01/2028(a)		162,000	193,020
			662,940
Consumer, Cyclical - 0.4%
Air Canada, 4.00%, 07/01/2025(b)		100,000	105,023
American Airlines Group, Inc., 6.50%, 07/01/2025		225,000	232,618
Burlington Stores, Inc., 1.25%, 12/15/2027(a)		160,000	205,624
Marriott Vacations Worldwide Corp., 3.25%, 12/15/2027		165,000	150,574
Southwest Airlines Co., 1.25%, 05/01/2025		180,000	179,975
			873,814
Financial - 0.1%
DBS Group Holdings Ltd., 1.82% to 03/10/2026 then 5 yr. CMT Rate + 1.10%, 03/10/2031 (Callable 03/10/2026)		200,000	187,622
Utilities - 0.4%
American Water Capital Corp., 3.63%, 06/15/2026		190,000	186,061
CenterPoint Energy, Inc., 4.25%, 08/15/2026(a)		210,000	211,254
PNM Resources, Inc., 5.75%, 06/01/2054(a)		130,000	127,605
Southern Co., 4.50%, 06/15/2027(a)		190,000	191,434
			716,354
TOTAL CONVERTIBLE BONDS (Cost $2,498,247)			2,440,730

The accompanying notes are an integral part of these financial statements.

122

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - 1.2%
Arlington Higher Education Finance Corp., 4.00%, 02/15/2049 (Callable 02/15/2032) (Obligor: Harmony Public Schools)	$ 5,000	$ 4,742
Board of Regents of the University of Texas System, 2.44%, 08/15/2049 (Callable 02/15/2049)	255,000	162,450
Bowling Green City School District, 4.13%, 10/01/2053 (Callable 10/01/2032)	30,000	29,183
City of Charlotte NC Airport Revenue, 4.00%, 07/01/2051 (Callable 07/01/2031)	5,000	4,900
City of Florence SC Combined Waterworks & Sewerage System Revenue, 3.00%, 09/01/2038 (Callable 09/01/2029)	5,000	4,528
City of Jersey Village TX, 4.00%, 03/15/2049 (Callable 03/15/2034)	10,000	9,640
City of Norfolk VA, 1.80%, 10/01/2031 (Callable 10/01/2030)	90,000	73,636
City of Wilson NC, 4.00%, 10/01/2040 (Callable 10/01/2033)	5,000	5,043
Commonwealth of Massachusetts, 2.90%, 09/01/2049	45,000	31,446
Corp. ForGreer, 4.25%, 09/01/2054 (Callable 09/01/2034)	45,000	44,246
County of Durham NC, 5.00%, 06/01/2042 (Callable 06/01/2034)	40,000	45,086
County of Nassau NY, 4.00%, 04/01/2051 (Callable 04/01/2034)	20,000	19,947
Fayetteville School District No 1, 4.00%, 02/01/2041 (Callable 08/01/2029)	15,000	15,026
Fort Mill Public Facilities Corp., 4.00%, 08/01/2044 (Callable 08/01/2034)	5,000	4,943
Greenwood Independent School District, 4.00%, 02/15/2054 (Callable 02/15/2033)	20,000	18,840
Hardin County School District Finance Corp., 4.00%, 02/01/2044 (Callable 02/01/2033)	10,000	9,749

	Par	Value
Louisiana Local Government Environmental Facilities & Community Development Auth, 5.20%, 12/01/2039	$ 155,000	$ 154,033
Massachusetts Development Finance Agency, 5.00%, 09/01/2059 (Callable 09/01/2029) (Obligor: Worcester Polytechnic Inst)	60,000	62,400
Massachusetts Educational Financing Authority
6.07%, 07/01/2033	125,000	126,199
5.95%, 07/01/2044 (Callable 07/01/2033)	110,000	109,681
Massachusetts School Building Authority, 2.95%, 05/15/2043 (Callable 05/15/2030)	75,000	56,257
Massachusetts Water Resources Authority, 3.12%, 08/01/2039 (Callable 08/01/2029)	155,000	127,222
Metropolitan Washington Airports Authority Aviation Revenue, 5.25%, 10/01/2053 (Callable 10/01/2032)(k)	20,000	21,278
Midland County Hospital District, 4.13%, 05/15/2049 (Callable 05/15/2034)	10,000	9,661
Needville Independent School District, 4.00%, 08/15/2054 (Callable 08/15/2034)	25,000	23,578
New Hampshire Business Finance Authority, 6.89%, 04/01/2034 (Callable 01/01/2034) (Obligor: Wheeling Power Co)(a)	100,000	102,249
New Jersey Infrastructure Bank, 3.00%, 09/01/2037 (Callable 09/01/2031)	10,000	9,134
Northeast Metropolitan Regional Vocational School District, 4.00%, 05/15/2053 (Callable 05/15/2033)	40,000	38,883
Ohio Higher Educational Facility Commission, 4.00%, 07/01/2044 (Callable 07/01/2030) (Obligor: Kenyon College)	40,000	38,683

The accompanying notes are an integral part of these financial statements.

123

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Par	Value
MUNICIPAL BONDS - (Continued)
Oregon Health & Science University, 4.00%, 07/01/2051 (Callable 01/01/2032) (Obligor: Or Hlth & Science Univ Ob)	$ 5,000	$ 4,832
Oregon State University, 4.00%, 04/01/2044 (Callable 04/01/2034)	15,000	15,044
Rhode Island Health and Educational Building Corp., 5.00%, 05/15/2046 (Callable 05/15/2034)	25,000	27,000
Sacramento City Unified School District/CA, 4.00%, 08/01/2054 (Callable 08/01/2034)	20,000	19,293
South Carolina Jobs-Economic Development Authority, 4.00%, 04/01/2052 (Callable 04/01/2032) (Obligor: Furman University)	15,000	14,382
South Carolina Public Service Authority, 5.74%, 01/01/2030	50,000	50,759
State Board of Administration Finance Corp.
2.15%, 07/01/2030	48,000	40,866
5.53%, 07/01/2034 (Callable 01/01/2034)	155,000	156,161
State of Texas, 5.24%, 10/01/2043 (Callable 10/01/2033)	210,000	212,671
Temple Independent School District/TX, 4.00%, 02/01/2049 (Callable 02/01/2034)	5,000	4,901
Texas Natural Gas Securitization Finance Corp., 5.17%, 04/01/2041	135,000	134,575
Town of Maynard MA, 4.00%, 04/15/2054 (Callable 04/15/2033)	50,000	48,847
University of Nebraska Facilities Corp., 3.04%, 10/01/2049 (Obligor: University Of Nebraska)	110,000	79,738
University of Virginia, 2.26%, 09/01/2050 (Callable 03/01/2050)	310,000	185,210

	Par	Value
Virginia Commonwealth University Health System Authority, 4.00%, 07/01/2054 (Callable 07/01/2034) (Obligor: Va Comwlth Univ Hlth Obl)	$ 60,000	$ 57,137
TOTAL MUNICIPAL BONDS (Cost $2,432,477)		2,414,079
	Shares
CONVERTIBLE PREFERRED STOCKS - 0.3%
Utilities - 0.3%
NextEra Energy, Inc.
6.93%, 09/01/2025(b)	8,365	347,064
7.30%, 06/01/2027	3,500	173,215
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $578,419)		520,279
	Par
COLLATERALIZED DEBT OBLIGATIONS - 0.1%
BDS 2021-FL10 Ltd., Series 2021-FL10, Class A, 6.80% (1 mo. Term SOFR + 1.46%), 12/16/2036 (Callable 07/16/2024)(a)	$90,590	90,194
LFT CRE 2021-FL1 Ltd., Series 2021-FL1, Class B, 7.19% (1 mo. Term SOFR + 1.86%), 06/15/2039 (Callable 07/15/2024)(a)	100,000	98,055
TOTAL COLLATERALIZED DEBT OBLIGATIONS (Cost $187,748)		188,249
	Shares
PREFERRED STOCKS - 0.1%
Financial - 0.1%
Bank of Hawaii Corp. 8.00%, Perpetual (Callable 08/01/2029)(b)	5,875	150,106
Citizens Financial Group, Inc. 7.38%, Perpetual (Callable 07/06/2029)	50	1,323
First Horizon Corp. Series F, 4.70%, Perpetual (Callable 07/10/2026)	783	13,366
TOTAL PREFERRED STOCKS (Cost $161,240)		164,795

The accompanying notes are an integral part of these financial statements.

124

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.0%
Call Options - 0.0%(j)
3 Mo. Euribor, Expiration: 12/16/2024; Exercise Price: $97.38(l)(m)	$3,624,632	14	$1,125
USD/CNH, Counterparty: Standard Chartered Securities N.A., Expiration: 06/20/2025; Exercise Price: $7.50	1,171,000	1,171,000	8,451
USD/JPY, Counterparty: BNP Paribas Securities Corp.;
Expiration: 11/26/2025; Exercise Price: $165.00	99,000	99,000	1,341
Expiration: 09/09/2032; Exercise Price: $140.00	1,058,600	1,058,600	33,831
Total Call Options			44,748
Put Options - 0.0%(j)
3 Mo. Euribor, Expiration: 12/16/2024; Exercise Price: $96.38(l)(m)	3,624,632	14	1,124
EUR/MXN, Counterparty: Deutsche Bank, Expiration: 07/19/2024; Exercise Price: $17.50	53,547	50,000	50
USD/JPY, Counterparty: BNP Paribas Securities Corp., Expiration: 02/27/2025; Exercise Price: $107.50	437,000	437,000	58
USD/TRY, Counterparty: Bank of America, Expiration: 04/02/2025; Exercise Price: $36.00	60,000	60,000	649
Total Put Options			1,881
TOTAL PURCHASED OPTIONS (Cost $71,686)			46,629
		Par
SHORT-TERM INVESTMENTS - 0.5%
U.S. Treasury Bills - 0.5%
5.32%, 10/01/2024(n)		$1,000,000	986,660
TOTAL SHORT-TERM INVESTMENTS (Cost $986,631)			986,660
TOTAL INVESTMENTS - 95.4% (Cost $204,175,074)			$191,719,926
Money Market Deposit Account - 4.5%(o)(p)			9,045,928
Other Assets in Excess of Liabilities - 0.1%			252,436
TOTAL NET ASSETS - 100.0%			$201,018,290

Percentages are stated as a percent of net assets.
Par amount is in USD unless otherwise indicated.
ASA - Advanced Subscription Agreement
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
NV - Naamloze Vennootschap
PIK - Payment in Kind
PLC - Public Limited Company
SA - Sociedad Anónima
SAA - Sociedad Anomina Abierta
SAB de CV - Sociedad Anónima Bursátil de Capital Variable
SOFR - Secured Overnight Financing Rate
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CNY - Chinese Yuan Renminbi
EUR - Euro
GBP - British Pound
IDR - Indonesian Rupiah
INR - Indian Rupee
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
SGD - Singapore Dollar
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $77,237,975 or 38.4% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of June 30, 2024. The total market value of these securities was $1,198,135 which represented 0.6% of net assets.
(c)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(d)	Zero coupon bonds make no periodic interest payments.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $411,363 or 0.2% of net assets as of June 30, 2024.

(f)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(g)	Interest only security.
(h)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(i)
Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

The accompanying notes are an integral part of these financial statements.

125

Wilshire Income Opportunities Fund
Schedule of Investments
June 30, 2024 (Unaudited)(Continued)
(j)	Represents less than 0.05% of net assets.
(k)	Security subject to the Alternative Minimum Tax (“AMT”). As of June 30, 2024, the total value of securities subject to the AMT was $21,278 or 0.0% of net assets.
(l)	Exchange-traded.
(m)	100 shares per contract.
(n)	The rate shown is the effective yield as of June 30, 2024.
(o)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.28%.

(p)	All or a portion of this deposit account has been pledged as collateral. The total value of assets committed as collateral as of June 30, 2024 is $1,240,978.
The accompanying notes are an integral part of these financial statements.

126

Wilshire Income Opportunities Fund
Schedule of Written Options
June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - 0.0%(a)
Call Options - 0.0%(a)
3 Mo. Euribor, Expiration: 12/16/2024; Exercise Price: $97.63(b)(c)	$(3,624,632)	(14)	$(750)
Japanese Yen, Counterparty: BNP Paribas Securities Corp.; Expiration: 09/09/2027; Exercise Price: $140.00	(1,058,600)		(31,531)
Japanese Yen, Counterparty: Bank of America; Expiration: 09/09/2027; Exercise Price: $140.00	(1,058,600)		(31,531)
Total Call Options			(63,812)
Put Options - 0.0%(a)
3 Mo. Euribor, Expiration: 12/16/2024; Exercise Price: $96.63(b)(c)	(3,624,632)	(14)	(4,217)
Chinese Yuan Renminbi, Counterparty: Standard Chartered Securities N.A.; Expiration: 06/20/2025; Exercise Price: $6.83	(1,171,000)		(8,898)
Total Put Options			(13,115)
TOTAL WRITTEN OPTIONS (Premiums received $44,202)			$(76,927)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
(b)	Exchange-traded.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

127

WILSHIRE INCOME OPPORTUNITIES FUND
SCHEDULE OF INTEREST RATE SWAPTIONS
June 30, 2024 (Unaudited)

Counterparty	Description	Exercise Rate	Expiration Date	Notional Amount	Value	Upfront Premium Received (Paid)	Unrealized Appreciation (Depreciation)
Calls Purchased
Mizuho Capital Markets LLC	10-Year Interest Rate Swap, SOFR, Pay Floating Rate	3.630%	08/26/2024	$1,342,000	$6,886	$(7,838)	$(952)
Barclays Capital, Inc.	Interest Rate, SOFR	0.000%	05/25/2027	2,436,500	52,899	—	52,899
Barclays Capital, Inc.	30-Year Interest Rate Swap, SOFR, Pay Floating Rate	0.000%	06/14/2027	775,000	19,772	—	19,772
Calls Written
UBS AG	Interest Rate, SOFR	4.350%	07/03/2024	16,618,000	(814)	8,974	8,160
Mizuho Capital Markets LLC	Interest Rate, SOFR	3.880%	08/26/2024	1,342,000	(16,652)	18,117	1,465
Puts Purchased
Goldman Sachs	Interest Rate, EURIBOR	3.100%	12/20/2024	3,355,000	7,179	(10,632.00)	(3,453)
Mizuho Capital Markets LLC	10-Year Interest Rate Swap, SOFR	4.130%	08/26/2024	1,342,000	7,806	(8,052.00)	(246)
Puts Written
UBS AG	Interest Rate, EURIBOR	3.000%	04/09/2029	1,997,000	(78,349)	—	(78,349)
Mizuho Capital Markets LLC	10-Year Interest Rate, SOFR, Pay Floating Rate	3.880%	08/26/2024	1,342,000	(18,352)	18,117	(235)
Goldman Sachs	Interest Rate, EURIBOR	3.280%	12/20/2024	3,355,000	(4,337)	6,609	2,272
Goldman Sachs	Interest Rate, EURIBOR	3.453%	12/20/2024	3,355,000	(2,634)	4,023	1,389
Total Interest Rate Swaptions					$(26,596)	$29,318	$2,722

EURIBOR - Euro Interbank Offer Rate
SOFR - Secured Overnight Financing Rate.
The accompanying notes are an integral part of these financial statements.

128

Wilshire Income Opportunities Fund
Schedule of Futures Contracts
June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
Euro-Bund	3	09/06/2024	$422,876	$3,821
U.S. Treasury 2 Year Notes	401	09/30/2024	82,151,376	259,658
U.S. Treasury 5 Year Notes	263	09/30/2024	28,259,750	229,703
				$493,182

Description	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
10 Year U.S. Ultra Treasury Notes	(24)	09/19/2024	$2,724,750	$13,109
Euro-BTP Italian Government Bonds	(4)	09/06/2024	493,879	5,951
U.S. Treasury 10 Year Notes	(46)	09/19/2024	5,075,105	(15,824)
U.S. Treasury Long Bonds	(28)	09/19/2024	3,351,525	(38,774)
U.S. Treasury Ultra Bonds	(14)	09/19/2024	1,740,038	14,775
				$(20,763)
Total Unrealized Appreciation (Depreciation)				$472,419

The accompanying notes are an integral part of these financial statements.

129

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
June 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Australia and New Zealand Banking Group Ltd.	09/18/2024	NZD	333,109	AUD	306,250	$ (1,844)
Australia and New Zealand Banking Group Ltd.	09/18/2024	USD	1,999,932	NZD	3,235,219	29,393
Bank of America	04/03/2025	USD	45,940	TRY	2,127,000	(3,039)
Barclays Capital, Inc.	09/18/2024	EUR	918,750	NOK	10,495,843	2,843
Barclays Capital, Inc.	09/18/2024	MXN	5,771,532	USD	306,250	5,149
Barclays Capital, Inc.	09/18/2024	NOK	3,476,581	EUR	306,250	(3,016)
Barclays Capital, Inc.	08/02/2024	USD	1,679	GBP	1,306	28
Barclays Capital, Inc.	08/02/2024	USD	361	JPY	56,650	7
Barclays Capital, Inc.	09/18/2024	USD	307,566	MXN	5,743,791	(2,337)
Barclays Capital, Inc.	08/02/2024	USD	1,177	NOK	12,362	18
Barclays Capital, Inc.	09/18/2024	USD	715,465	NOK	7,616,315	655
BNP Paribas Securities Corp.	08/02/2024	SEK	4,660	USD	453	(13)
BNY Mellon Capital Markets LLC	09/18/2024	AUD	612,500	NZD	664,663	4,636
BNY Mellon Capital Markets LLC	09/18/2024	NZD	328,531	AUD	301,681	(1,578)
Brown Brothers Harriman Investments LLC	08/02/2024	JPY	56,659	USD	357	(3)
Canadian Imperial Bank Of Commerce	09/18/2024	AUD	2,413,446	NZD	2,605,642	26,395
Canadian Imperial Bank Of Commerce	09/18/2024	CAD	60,000	JPY	6,822,360	998
Canadian Imperial Bank Of Commerce	09/18/2024	EUR	138,233	NOK	1,589,433	(535)
Canadian Imperial Bank Of Commerce	09/18/2024	JPY	48,289,307	USD	306,250	(2,268)
Canadian Imperial Bank Of Commerce	09/18/2024	NOK	6,993,336	EUR	611,875	(1,589)
Canadian Imperial Bank Of Commerce	09/18/2024	NZD	985,837	AUD	909,612	(7,641)
Canadian Imperial Bank Of Commerce	09/18/2024	USD	257,239	CAD	350,634	427
Citibank Global Markets, Inc.	09/18/2024	EUR	612,500	NOK	7,013,498	368
Citibank Global Markets, Inc.	09/18/2024	EUR	37,263	USD	40,057	11
Citibank Global Markets, Inc.	09/18/2024	NZD	657,896	AUD	603,362	(2,648)
Citibank Global Markets, Inc.	08/30/2024	USD	140,847	BRL	770,728	3,968
Citibank Global Markets, Inc.	09/18/2024	USD	304,020	CAD	415,267	(130)
Citibank Global Markets, Inc.	09/18/2024	USD	2,305,005	EUR	2,126,051	18,927
Citibank Global Markets, Inc.	09/18/2024	USD	124,398	MXN	2,283,041	1,218
Goldman Sachs	09/18/2024	CAD	598,117	USD	435,311	2,763
Goldman Sachs	09/18/2024	MXN	11,883,958	USD	626,000	15,191
Goldman Sachs	09/18/2024	NOK	5,564,831	EUR	488,679	(3,188)
Goldman Sachs	09/18/2024	SGD	518,240	USD	383,317	372
Goldman Sachs	04/03/2025	TRY	2,127,000	USD	45,890	3,089
Goldman Sachs	09/18/2024	USD	107,769	MXN	1,976,348	1,136
HSBC Bank	09/18/2024	CAD	164,272	USD	120,000	316
HSBC Bank	09/18/2024	NOK	3,487,345	EUR	306,250	(2,005)
HSBC Bank	09/18/2024	SGD	1,036,388	USD	766,633	675
HSBC Bank	09/18/2024	USD	3,210,835	SGD	4,317,562	14,251
J.P. Morgan Securities, Inc.	09/18/2024	EUR	582,715	NOK	6,691,326	(1,422)
J.P. Morgan Securities, Inc.	09/18/2024	JPY	47,984,536	USD	306,250	(4,186)
J.P. Morgan Securities, Inc.	09/18/2024	NOK	2,083,043	EUR	182,429	(661)
J.P. Morgan Securities, Inc.	09/18/2024	USD	124,348	MXN	2,296,902	421
Mizuho Securities USA LLC	08/02/2024	USD	1,641	CAD	2,245	(1)
Mizuho Securities USA LLC	08/23/2024	ZAR	10,551,835	USD	577,717	(295)
Morgan Stanley	09/18/2024	EUR	306,250	NOK	3,470,731	3,565

The accompanying notes are an integral part of these financial statements.

130

Wilshire Income Opportunities Fund
Schedule of Forward Currency Contracts
June 30, 2024 (Unaudited)(Continued)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Morgan Stanley	08/02/2024	EUR	15,441	USD	16,749	(184)
Morgan Stanley	09/18/2024	MXN	2,307,186	USD	123,428	$1,054
Morgan Stanley	09/18/2024	NOK	7,002,985	EUR	612,500	(1,355)
Morgan Stanley	09/18/2024	USD	130,294	CAD	177,959	(47)
Morgan Stanley	09/18/2024	USD	759,937	GBP	595,521	6,674
Morgan Stanley	09/18/2024	USD	378,436	SGD	506,545	3,407
Morgan Stanley	08/23/2024	USD	577,099	ZAR	10,551,835	(323)
Royal Bank of Canada Investment Management (USA) Ltd.	09/18/2024	CAD	473,107	USD	345,683	831
Royal Bank of Canada Investment Management (USA) Ltd.	09/18/2024	EUR	612,500	NOK	6,997,506	1,869
Royal Bank of Canada Investment Management (USA) Ltd.	09/18/2024	NOK	9,067,342	EUR	795,554	(4,442)
Royal Bank of Canada Investment Management (USA) Ltd.	09/18/2024	NZD	981,215	AUD	905,042	(7,401)
Royal Bank of Canada Investment Management (USA) Ltd.	09/18/2024	USD	607,157	CAD	828,801	125
Standard Chartered Securities N.A.	08/02/2024	USD	7,104	EUR	6,647	(27)
Standard Chartered Securities N.A.	08/30/2024	USD	590,140	MXN	10,777,125	7,001
State Street Bank & Trust Co.	09/18/2024	JPY	6,784,030	CAD	60,000	(1,240)
State Street Bank & Trust Co.	09/18/2024	JPY	46,519,005	USD	300,000	(7,162)
State Street Bank & Trust Co.	08/02/2024	NZD	2,574	USD	1,597	(29)
State Street Bank & Trust Co.	08/02/2024	USD	3,395	AUD	5,071	9
State Street Bank & Trust Co.	08/02/2024	USD	5,800	CHF	5,139	54
State Street Bank & Trust Co.	08/02/2024	USD	27,666	EUR	25,805	(17)
State Street Bank & Trust Co.	08/02/2024	USD	366	JPY	56,659	12
State Street Bank & Trust Co.	09/18/2024	USD	876,231	MXN	16,195,884	2,393
State Street Bank & Trust Co.	09/18/2024	USD	2,002,813	NZD	3,239,880	29,435
UBS AG	08/02/2024	EUR	2,051	USD	2,205	(4)
UBS AG	09/18/2024	JPY	48,758,124	USD	306,250	684
UBS AG	09/18/2024	NOK	13,961,238	EUR	1,225,000	(6,908)
UBS AG	09/18/2024	NOK	615,000	SEK	600,529	817
UBS AG	09/18/2024	SEK	604,748	NOK	615,000	(417)
UBS AG	09/18/2024	SGD	1,037,580	USD	766,633	1,558
UBS AG	09/18/2024	USD	28,645	AUD	43,072	(150)
Total Unrealized Appreciation (Depreciation)						$124,638

AUD - Australian Dollar
CAD - Canadian Dollar
EUR - Euro
JPY - Japanese Yen
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
SEK - Swedish Krona
SGD - Singapore Dollar
TRY - Turkish Lira
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these financial statements.

131

Wilshire Income Opportunities Fund
Schedule of Centrally Cleared Interest Rate Swap Contracts
June 30, 2024 (Unaudited)

Paid by the Fund		Received by the Fund		Maturity Date	Notional Amount (000)		Value	Premium Piad (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
4.53%	Annually	SOFR	Annually	06/18/2026	USD	$6,533	$10,159	$—	$10,159
SOFR	Annually	3.39%	Annually	08/25/2024	USD	7,700	(154,243)	—	(154,243)
BR IDOR	At Maturity	10.06%	At Maturity	01/02/2025	BRL	15,244	(13,242)	—	(13,242)
BR IDOR	At Maturity	9.69%	At Maturity	01/02/2026	BRL	5,969	1,282	(315)	1,597
BR IDOR	At Maturity	0.00%	At Maturity	01/04/2027	BRL	2,016	(9,444)	—	(9,444)
TIIE	28 Days	9.31%	At Maturity	02/03/2027	MXN	13,600	(12,385)	—	(12,385)
TIIE	28 Days	9.99%	28 Days	06/25/2027	MXN	5,090	632	—	632
TIIE	28 Days	8.44%	28 Days	07/20/2028	MXN	13,229	(30,070)	—	(30,070)
							$(207,311)	$(315)	$(206,996)

BR IDOR - Brazil Cetip DI Interbank Deposit Overnight Rate
SOFR - Secured Overnight Financing Rate
TIIE - Mexican Interbank Equilibrium Interest Rate
BRL - Brazillian Real
MXN - Mexican Peso
USD - U.S. Dollar
The accompanying notes are an integral part of these financial statements.

132

Wilshire Income Opportunities Fund
Schedule of OVER THE COUNTER EXCHANGE RATE VOLATILITY SWAP CONTRACTS
June 30, 2024 (Unaudited)

Terms of Payments to be Received	Terms of Payments to be Paid	Counterparty	Maturity Date	Payment Frequency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
6-Month GBP/USD	6.53%	Goldman Sachs	09/17/2024	Quarterly	$3,000	$21
6-Month GBP/USD	6.60%	Deutsche Bank	09/17/2024	Quarterly	3,000	23
6-Month GBP/USD	6.63%	BNP Paribas Securities Corp.	09/17/2024	Quarterly	3,000	24
6-Month USD/CAD	5.19%	BNP Paribas Securities Corp.	09/13/2024	Quarterly	5,000	34
6-Month USD/CAD	5.20%	Deutsche Bank	09/13/2024	Quarterly	5,000	35
6-Month USD/CAD	5.20%	UBS AG	10/03/2024	Quarterly	3,000	46
6-Month USD/CAD	5.56%	BNP Paribas Securities Corp.	10/10/2024	Quarterly	4,000	156
Total Unrealized Appreciation (Depreciation)						$339

The accompanying notes are an integral part of these financial statements.

133

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)

	Large Company Growth Portfolio	Large Company Value Portfolio
ASSETS:
Unaffiliated investments, at value* (Note 2)	$228,169,751	$150,060,825
Investments in affiliated registered investment companies, at value (Note 6)	7,548,137	5,383,167
Cash and cash equivalents	10,920,671	7,582,281
Cash proceeds from securities lending (Note 8)	17,415	—
Margin deposits for futures contracts	100,600	65,310
Receivable for capital shares sold	50,129	47,541
Receivable for investment securities sold	394,626	24,223
Net unrealized appreciation on swap contracts	8,495,738	2,431,929
Net variation margin receivable on futures contracts	17,820	12,633
Securities lending income receivable	332	8
Dividends and interest receivable	204,510	272,866
Foreign withholding tax reclaims receivable	14,194	11,987
Other assets	22,920	21,406
Total assets	255,956,843	165,914,176
LIABILITIES:
Payable upon return of securities loaned (Note 8)	17,415	—
Payable for capital shares redeemed	184,755	35,836
Payable for investment securities purchased	537,447	268,165
Investment advisory fees payable (Note 3)	155,087	96,837
Distribution fees payable (Note 4)	40,797	1,069
Shareholder service fees payable (Note 4)	29,678	10,662
Administration fees payable	34,190	26,303
Foreign withholding tax payable	1,089	1,695
Line of credit payable (Note 5)	140,000	—
Accrued interest expense (Note 5)	457	98
Accrued expenses and other payables	57,153	58,023
Total liabilities	1,198,068	498,688
NET ASSETS	$ 254,758,775	$165,415,488
* Includes value of securities on loan	$17,078	$—
Net Assets Consist of:
Paid-in capital	$120,374,635	$130,601,698
Distributable earnings	134,384,140	34,813,790
NET ASSETS	$ 254,758,775	$165,415,488
Net Asset Value Per Share:
Investment Class
Net assets applicable to Investment Class	$73,202,846	$3,939,446
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	1,675,612	182,881
Net asset value, offering and redemption price per share	$43.69	$21.54

The accompanying notes are an integral part of these financial statements.

134

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)(Continued)

	Large Company Growth Portfolio	Large Company Value Portfolio
Institutional Class
Net assets applicable to Institutional Class	$181,555,929	$161,476,042
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	3,449,509	7,562,258
Net asset value, offering and redemption price per share	$52.63	$21.35
Unaffiliated investments, at cost (Note 2)	$118,265,852	$124,820,280
Investments in affiliated registered investment companies, at cost (Note 6)	$7,713,457	$5,517,188

The accompanying notes are an integral part of these financial statements.

135

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)(Continued)

	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund
ASSETS:
Unaffiliated investments, at value* (Note 2)	$23,935,320	$24,498,018	$263,228,232
Cash and cash equivalents	497,941	254,279	4,749,440
Cash proceeds from securities lending (Note 8)	87,695	78,762	848,882
Receivable for capital shares sold	3,280	6,723	116,063
Receivable for investment securities sold	28,166	(2,144)	27,501
Securities lending income receivable	44	69	796
Dividends and interest receivable	6,286	31,780	162,435
Foreign withholding tax reclaims receivable	—	15	1,676
Other assets	18,539	18,601	19,514
Total assets	24,577,271	24,886,103	269,154,539
LIABILITIES:
Payable upon return of securities loaned (Note 8)	87,695	78,762	848,882
Payable for capital shares redeemed	4,527	6,966	95,600
Payable for investment securities purchased	12,558	—	—
Investment advisory fees payable (Note 3)	5,557	4,197	21,740
Distribution fees payable (Note 4)	7,528	1,262	58,948
Shareholder service fees payable (Note 4)	4,387	4,873	5,919
Administration fees payable	8,227	9,146	40,327
Foreign withholding tax payable	—	103	38
Accrued interest expense (Note 5)	5	3	—
Accrued expenses and other payables	31,684	36,175	54,649
Total liabilities	162,168	141,487	1,126,103
NET ASSETS	$ 24,415,103	$24,744,616	$268,028,436
* Includes value of securities on loan	$84,358	$79,178	$805,556
Net Assets Consist of:
Paid-in capital	$23,185,665	$19,813,213	$60,595,490
Distributable earnings	1,229,438	4,931,403	207,432,946
Net assets	$ 24,415,103	$24,744,616	$268,028,436
Net Asset Value Per Share:
Investment Class
Net assets applicable to Investment Class	$5,621,040	$5,269,593	$212,570,184
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	348,483	206,750	6,855,575
Net asset value, offering and redemption price per share	$16.13	$25.49	$31.01

The accompanying notes are an integral part of these financial statements.

136

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)(Continued)

	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund
Institutional Class
Net assets applicable to Institutional Class	$18,794,063	$19,475,023	$55,458,252
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)	965,403	741,370	1,784,861
Net asset value, offering and redemption price per share	$19.47	$26.27	$31.07
Unaffiliated investments, at cost (Note 2)	$19,527,207	$20,406,516	$61,234,615

The accompanying notes are an integral part of these financial statements.

137

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
ASSETS:
Unaffiliated investments, at value* (Note 2)	$200,273,836	$186,005,558
Investments in affiliated registered investment companies, at value (Note 6)	7,346,763	5,714,368
Cash and cash equivalents	8,524,743	7,846,257
Foreign currency, at value	511,710	61,748
Cash proceeds from securities lending (Note 8)	313,224	1,240,978
Margin deposits for futures contracts	99,375	786,663
Margin deposits for swap contracts	360,000	539,243
Net variation margin receivable on swaps	—	3,322
Receivable for capital shares sold	26,779	44,213
Receivable for investment securities sold	121,001	1,095,314
Unrealized appreciation on swap contracts	3,625,337	—
Unrealized appreciation on swaption contracts	—	85,957
Unrealized appreciation on foreign forward currency contracts (Note 7)	—	192,743
Net variation margin receivable on futures contracts	18,039	36,931
Securities lending income receivable	699	842
Dividends and interest receivable	657,963	1,781,113
Foreign withholding tax reclaims receivable	559,317	—
Other assets	56,155	24,552
Total assets	222,494,941	205,459,802
LIABILITIES:
Options written, at value	—	76,927
Swaption premium received	—	29,318
Payable upon return of securities loaned (Note 8)	313,224	1,240,978
Due to broker	—	899
Payable for capital shares redeemed	46,116	472,473
Payable for investment securities purchased	861,369	2,154,508
Payable for distributions	—	26,928
Unrealized depreciation on swaption contracts	—	83,235
Unrealized depreciation on foreign forward currency contracts (Note 7)	—	68,105
Investment advisory fees payable (Note 3)	158,557	77,007
Accrued Directors’ fees (Note 3)	—	6,200
Distribution fees payable (Note 4)	194	46
Shareholder service fees payable (Note 4)	16,646	18,418
Administration fees payable	41,005	33,799
Foreign withholding tax payable	33,936	6,752
Accrued interest expense (Note 5)	4	—
Accrued expenses and other payables	168,990	145,919
Total liabilities	1,640,041	4,441,512
NET ASSETS	$ 220,854,900	$201,018,290
* Includes value of securities on loan	$298,060	$1,198,135

The accompanying notes are an integral part of these financial statements.

138

Statements of Assets and Liabilities
June 30, 2024 (Unaudited)(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Net Assets Consist of:
Paid-in capital	$172,435,655	$240,522,939
Distributable earnings (Accumulated losses)	48,419,245	(39,504,649)
Net assets	$220,854,900	$201,018,290
Net Asset Value Per Share:
Investment Class
Net assets applicable to Investment Class	$760,100	$199,073
Investment Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	66,660	22,563
Net asset value, offering and redemption price per share(a)	$11.40	$8.82
Institutional Class
Net assets applicable to Institutional Class	$220,094,800	$200,819,217
Institutional Class shares of beneficial interest outstanding (50,000,000 shares authorized, per class, per Portfolio, par value $.001 per share)†	19,549,469	23,041,797
Net asset value, offering and redemption price per share(a)	$11.26	$8.72
Unaffiliated investments, at cost (Note 2)	$166,567,265	$197,804,298
Investments in affiliated registered investment companies, at cost (Note 6)	$7,503,453	$6,370,776
Foreign currency, at cost	$508,566	$62,005
Premiums received for options written	$—	$44,202

†	For Wilshire International Equity Fund, (40,000,000 shares authorized, per class, par value $.001 per share).
(a)	For Wilshire International Equity Fund, a redemption fee may apply to redemptions of shares held for sixty days or less, subject to certain exceptions (Note 2).
The accompanying notes are an integral part of these financial statements.

139

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)

	Large Company Growth Portfolio	Large Company Value Portfolio
INVESTMENT INCOME:
Dividends	$490,054	$ 1,362,547
Dividends from affiliated investment companies (Note 6)	195,031	140,258
Interest	771,075	536,103
Income from securities lending (Note 8)	738	131
Foreign taxes withheld	(3,047)	(17,787)
Total income	1,453,851	2,021,252
EXPENSES:
Investment advisory fee (Note 3)	911,206	625,131
Shareholder Service fees (Note 4)
Institutional Class	43,824	37,448
Investment Class	42,307	1,476
Distribution (12b-1) fees (Note 4)
Investment Class	84,126	4,855
Administration and accounting fees (Note 3)	70,471	53,838
Directors’ fees and expenses (Note 3)	38,710	27,921
Pricing costs	21,614	24,292
Professional fees	22,338	18,964
Registration and filing fees	19,662	18,548
Transfer agent fees (Note 3)	19,288	15,090
Printing expense	14,215	11,640
Custodian fees (Note 3)	12,641	15,870
Insurance expense	8,864	6,281
Other	6,929	6,757
Interest expense (Note 2)	4,467	117
Total expenses	1,320,662	868,228
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(6,329)	(28,778)
Fees paid indirectly (Note 4)	(137)	—
Net expenses	1,314,196	839,450
Net investment income	139,655	1,181,802
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	13,645,209	6,670,463
Futures contracts	2,179	(8,042)
Foreign currency transactions	—	(172)

The accompanying notes are an integral part of these financial statements.

140

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

	Large Company Growth Portfolio	Large Company Value Portfolio
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$30,644,687	$ 2,656,043
Investments in affiliated investment company shares	106,089	71,760
Futures contracts	208,885	138,575
Swap contracts	7,004,726	1,082,565
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	—	(96)
Net realized and unrealized gains on investments and foreign currency transactions	51,611,775	10,611,096
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 51,751,430	$11,792,898

The accompanying notes are an integral part of these financial statements.

141

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

	Small Company Growth Portfolio	Small Company Value Portfolio	Wilshire 5000 IndexSM Fund
INVESTMENT INCOME:
Dividends	$71,216	$284,089	$1,748,501
Interest	13,313	9,223	79,755
Income from securities lending (Note 8)	394	1,278	6,182
Foreign taxes withheld	(166)	(381)	(148)
Other income	—	—	58
Total income	84,757	294,209	1,834,348
EXPENSES:
Investment advisory fee (Note 3)	106,356	107,330	126,418
Administration and accounting fees (Note 3)	17,836	19,478	83,621
Registration and filing fees	17,059	17,396	18,837
Shareholder Service fees (Note 4)
Institutional Class	12,053	12,046	8,529
Investment Class	2,411	3,500	62,355
Transfer agent fees (Note 3)	11,854	11,855	19,922
Professional fees	11,608	11,310	20,892
Distribution (12b-1) fees (Note 4)
Investment Class	7,087	6,680	201,147
Custodian fees (Note 3)	6,887	8,240	7,508
Pricing costs	6,305	10,267	34,784
Printing expense	6,976	8,502	11,007
Directors’ fees and expenses (Note 3)	4,352	4,379	39,146
Other	2,452	2,453	2,961
Insurance expense	970	1,033	9,143
Interest expense (Note 5)	—	47	100
Total expenses	214,206	224,516	646,370
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(69,392)	(78,891)	—
Fees paid indirectly (Note 4)	(156)	(197)	—
Net expenses	144,658	145,428	646,370
Net investment income (loss)	(59,901)	148,781	1,187,978
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	853,109	700,778	4,784,230
Net change in unrealized appreciation on:	—
Unaffiliated investments	(971,439)	(915,738)	25,428,696
Net realized and unrealized gains on investments and foreign currency transactions	(118,330)	(214,960)	30,212,926
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ (178,231)	$(66,179)	$31,400,904

The accompanying notes are an integral part of these financial statements.

142

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
INVESTMENT INCOME:
Dividends	$3,729,928	$16,265
Dividends from affiliated investment companies (Note 6)	189,399	200,430
Interest	688,675	5,173,714
Income from securities lending (Note 7)	3,384	5,136
Foreign taxes withheld	(403,895)	(13,465)
Total income	4,207,491	5,382,080
EXPENSES:
Investment advisory fee (Note 3)	1,110,131	595,181
Custodian fees (Note 3)	137,687	51,419
Administration and accounting fees (Note 3)	81,861	67,739
Shareholder service fees (Note 4)
Institutional Class	46,478	48,558
Investment Class	577	198
Pricing costs	47,721	146,709
Directors’ fees and expenses (Note 3)	37,883	35,017
Professional fees	29,380	30,109
Registration and filing fees	20,708	20,048
Transfer agent fees (Note 3)	17,659	15,840
Printing expense	11,883	10,323
Insurance expense	8,507	7,524
Interest expense (Note 2)	731	—
Other	6,399	7,464
Distribution (12b-1) fees (Note 4)
Investment Class	880	247
Total expenses	1,558,485	1,036,376
Fees reduced and/or expenses reimbursed by Investment Adviser (Note 3)	(169,212)	(143,357)
Fees paid indirectly (Note 4)	(2,288)	—
Net expenses	1,386,985	893,019
Net investment income	2,820,506	4,489,061
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 2 and 6):
Net realized gains (losses) from:
Sale of unaffiliated investments	8,745,278	(4,661,670)
Foreign capital gains tax	(36,863)	—
Long-term capital gain distribution from affiliated registered investment companies	18,998	—
Futures contracts	—	(655,187)
Forward foreign currency contracts	(305)	(102,450)
Option contracts written	—	7,010
Swap contracts	(721,917)	(249,757)
Swaption contracts	—	70,878
Foreign currency transactions	(26,050)	(15,505)

The accompanying notes are an integral part of these financial statements.

143

Wilshire Mutual Funds, Inc.
Statements of Operations
For the Six Months Ended June 30, 2024 (Unaudited)(Continued)

	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments	$2,802,934	$1,723,243
Investments in affiliated investment company shares	104,152	(34,294)
Futures contracts	203,348	328,489
Forward foreign currency contracts	—	455,995
Option contracts written	—	(39,264)
Swap contracts	1,988,929	189,277
Swaption contracts	—	44,806
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(23,844)	(13,927)
Net realized and unrealized gains on investments and foreign currency transactions	13,035,662	(2,952,356)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,856,168	$1,536,705

The accompanying notes are an integral part of these financial statements.

144

Statements of Changes in Net Assets

	Large Company Growth Portfolio		Large Company Value Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net invesment income	$139,655	$558,971	$1,181,802	$2,301,168
Net realized gains (losses) on investments and foreign currency transactions	13,647,388	16,788,643	6,662,249	5,724,592
Long-term capital gain distributions from registered investment companies	—	19,427	—	13,461
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	37,964,387	56,221,726	3,948,847	17,035,908
Net increase (decrease) in net assets resulting from operations	51,751,430	73,588,767	11,792,898	25,075,129
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	—	(54,970)	—	(101,588)
Institutional Class shares	—	(496,403)	—	(4,920,987)
Total distributions to shareholders	—	(551,373)	—	(5,022,575)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	232,101	578,048	112,952	14,239
Shares issued as reinvestment of distributions	—	53,564	—	84,509
Shares redeemed	(4,452,024)	(7,751,707)	(123,210)	(898,217)
Net increase (decrease) in net assets from Investment Class share transactions	(4,219,923)	(7,120,095)	(10,258)	(799,469)
Institutional Class shares:
Shares sold	3,568,550	9,008,926	2,842,018	11,432,969
Shares issued as reinvestment of distributions	—	481,686	—	4,865,123
Shares redeemed	(26,073,492)	(44,707,625)	(14,161,271)	(40,337,685)
Net increase (decrease) in net assets from Institutional Class share transactions	(22,504,942)	(35,217,013)	(11,319,253)	(24,039,593)
Net Increase (Decrease) in Net Assets	25,026,565	30,700,286	463,387	(4,786,508)
NET ASSETS:
Beginning of period	229,732,210	199,031,924	164,952,101	169,738,609
End of period	$254,758,775	$229,732,210	$165,415,488	$164,952,101

The accompanying notes are an integral part of these financial statements.

145

Statements of Changes in Net Assets(Continued)

	Small Company Growth Portfolio		Small Company Value Portfolio
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$(59,901)	$(129,447)	$148,781	$329,881
Net realized gains (losses) on investments	853,109	(788,445)	700,778	584,893
Net change in unrealized appreciation (depreciation) on investments	(971,439)	4,832,235	(915,738)	2,826,133
Net increase (decrease) in net assets resulting from operations	(178,231)	3,914,343	(66,179)	3,740,907
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	—	—	—	(212,336)
Institutional Class shares	—	—	—	(826,843)
Total distributions to shareholders	—	—	—	(1,039,179)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	35,955	71,315	10,166	64,701
Shares issued as reinvestment of distributions	—	—	—	210,092
Shares redeemed	(366,446)	(974,072)	(235,477)	(569,823)
Net decrease in net assets from Investment Class share transactions	(330,491)	(902,757)	(225,311)	(295,030)
Institutional Class shares:
Shares sold	505,329	7,155,108	488,618	5,562,960
Shares issued as reinvestment of distributions	—	—	—	813,868
Shares redeemed	(1,258,129)	(6,973,033)	(1,615,500)	(7,082,366)
Net increase (decrease) in net assets from Institutional Class share transactions	(752,800)	182,075	(1,126,882)	(705,538)
Net Increase (Decrease) in Net Assets	(1,261,522)	3,193,661	(1,418,372)	1,701,160
NET ASSETS:
Beginning of period	25,676,625	22,482,964	26,162,988	24,461,828
End of period	$ 24,415,103	$25,676,625	$24,744,616	$26,162,988

The accompanying notes are an integral part of these financial statements.

146

Statements of Changes in Net Assets(Continued)

	Wilshire 5000 IndexSM Fund		Wilshire International Equity Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$1,187,978	$2,535,828	$2,820,506	$3,882,275
Net realized gains (losses) on investments and foreign currency transactions	4,784,230	4,900,392	7,960,143	11,538,459
Long-term capital gain distributions from regulated investment companies	—	—	—	18,998
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	25,428,696	41,518,268	5,075,519	20,455,542
Net increase (decrease) in net assets resulting from operations	31,400,904	48,954,488	15,856,168	35,895,274
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	(983)	(6,240,531)	—	(22,934)
Institutional Class shares	—	(1,713,998)	—	(7,452,891)
Total distributions to shareholders	983	(7,954,529)	—	(7,475,825)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	4,103,156	12,812,128	99,800	103,561
Shares issued as reinvestment of distributions	215	5,965,429	—	20,986
Redemption fees (Note 2)	—	—	2	13
Shares redeemed	(8,085,757)	(16,624,087)	(159,388)	(502,227)
Net increase (decrease) in net assets from Investment Class share transactions	(3,982,386)	2,153,470	(59,586)	(377,667)
Institutional Class shares:
Shares sold	2,491,084	1,275,887	3,791,137	14,402,821
Shares issued as reinvestment of distributions	—	1,316,816	—	7,350,782
Redemption fees (Note 2)	—	—	643	3,569
Shares redeemed	(2,400,680)	(4,721,777)	(20,069,370)	(50,462,767)
Net increase (decrease) in net assets from Institutional Class share transactions	90,404	(2,129,074)	(16,277,590)	(28,705,595)
Net Increase (Decrease) in Net Assets	27,507,939	41,024,355	(481,008)	(663,813)
NET ASSETS:
Beginning of period	240,520,497	199,496,142	221,335,908	221,999,721
End of period	$ 268,028,436	$240,520,497	$220,854,900	$221,335,908

The accompanying notes are an integral part of these financial statements.

147

Statements of Changes in Net Assets(Continued)

	Wilshire Income Opportunities Fund
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income	$4,489,061	$9,271,364
Net realized losses on investments and foreign currency transactions	(5,606,681)	(11,832,790)
Long-term capital gain distributions from regulated investment companies	—	4,633
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	2,654,325	16,103,877
Net increase (decrease) in net assets resulting from operations	1,536,705	13,547,084
DISTRIBUTIONS TO SHAREHOLDERS (Notes 2 and 11):
Investment Class shares	(4,079)	(8,572)
Institutional Class shares	(4,421,663)	(7,085,603)
Total distributions to shareholders	(4,425,742)	(7,094,175)
CAPITAL STOCK TRANSACTIONS (DOLLARS) (Note 9):
Investment Class shares:
Shares sold	5,500	19,634
Shares issued as reinvestment of distributions	3,803	8,058
Shares redeemed	(12,485)	(349,098)
Net decrease in net assets from Investment Class share transactions	(3,182)	(321,406)
Institutional Class shares:
Shares sold	8,016,172	20,328,631
Shares issued as reinvestment of distributions	4,367,899	7,002,325
Shares redeemed	(10,797,459)	(64,358,117)
Net decrease in net assets from Institutional Class share transactions	1,586,612	(37,027,161)
Net Decrease in Net Assets	(1,305,607)	(30,895,658)
NET ASSETS:
Beginning of period	202,323,897	233,219,555
End of period	$ 201,018,290	$202,323,897

The accompanying notes are an integral part of these financial statements.

148

Large Company Growth Portfolio
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$35.37	$25.32	$44.34	$44.34	$38.88	$33.33
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)	0.01	(0.05)	(0.27)	(0.19)	(0.15)
Net realized and unrealized gains (losses) on investments	8.34	10.07	(13.71)	10.33	15.00	9.61
Total from investment operations	8.32	10.08	(13.76)	10.06	14.81	9.46
Less distributions:
From net investment income	—	(0.03)	—	—	—	—
From realized capital gains	—	—	(5.26)	(10.06)	(9.35)	(3.91)
Total distributions	—	(0.03)	(5.26)	(10.06)	(9.35)	(3.91)
Net asset value, end of period	$ 43.69	$ 35.37	$ 25.32	$ 44.34	$ 44.34	$ 38.88
Total return(b)	23.52%(g)	39.81%	(31.74)%	23.03%	38.82%	28.61%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$73,203	$63,069	$51,110	$86,217	$77,659	$64,470
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(c)	1.30%(h)	1.30%(d)	1.30%(d)	1.30%(d)	1.30%(d)	1.30%(d)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)(e)	1.31%(h)	1.33%	1.31%	1.30%	1.31%	1.32%
Net investment loss(f)	(0.11)%(h)	0.03%	(0.15)%	(0.55)%	(0.43)%	(0.37)%
Portfolio turnover rate	30%(g)	66%	75%	85%	84%	43%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Ratio does not include expenses from underlying funds.
(d)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.30%, 1.30%, 1.30% and 1.30% for the period ended June 30, 2024 and the years ended December 31, 2021, 2020, and 2019, respectively (Note 3).

(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.31%, 1.33%, 1.31% 1.30%, 1.31%, and 1.32% for the period ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively (Note 4).

(f)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(g)	Not annualized.
(h)	Annualized.
See Notes to Financial Statements.

149

Large Company Growth Portfolio
FINANCIAL HIGHLIGHTS - (CONTINUED)
For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$42.55	$30.43	$51.72	$50.18	$42.99	$36.41
Income (loss) from investment operations:
Net investment income (loss)(a)	0.05	0.12	0.07	(0.12)	(0.06)	(0.03)
Net realized and unrealized gains (losses) on investments(b)	10.03	12.13	(16.06)	11.72	16.65	10.52
Total from investment operations	10.08	12.25	(15.99)	11.60	16.59	10.49
Less distributions:
From net investment income	—	(0.13)	(0.04)	—	(0.05)	—
From realized capital gains	—	—	(5.26)	(10.06)	(9.35)	(3.91)
Total distributions	—	(0.13)	(5.30)	(10.06)	(9.40)	(3.91)
Net asset value, end of period	$52.63	$42.55	$30.43	$51.72	$50.18	$42.99
Total return(c)	23.69%(h)	40.24%	(31.53)%	23.42%	39.25%	29.02%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$181,556	$166,663	$147,922	$208,370	$184,704	$146,459
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(d)	1.00%(i)	1.00%(g)	1.00%(g)	0.97%(g)	0.98%	1.00%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)(e)	1.00%(i)	1.01%	1.00%	0.97%	0.98%	1.00%
Net investment income (loss)(f)	0.20%(i)	0.33%	0.17%	(0.22)%	(0.12)%	(0.07)%
Portfolio turnover rate	30%(h)	66%	75%	85%	84%	43%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Ratio does not include expenses from underlying funds.
(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.00%, 1.01%, 1.00%, 0.97%, 0.98%, and 1.00%, for the period ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively (Note 4).

(f)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.00%, 1.01%, 1.00%, 0.97%, 0.98%, 1.00%, and 0.99%, for the period ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively (Note 4).

(g)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(h)	Not annualized.
(i)	Annualized.
See Notes to Financial Statements.

150

Large Company Value Portfolio
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$20.12	$17.84	$22.29	$19.75	$20.11	$17.22
Income (loss) from investment operations:
Net investment income(a)	0.12	0.21	0.12	0.05	0.22	0.31
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.30	2.63	(2.62)	4.99	(0.39)	3.74
Total from investment operations	1.42	2.84	(2.50)	5.04	(0.17)	4.05
Less distributions:
From net investment income	—	(0.12)	(0.21)	(0.28)	—	(0.32)
From realized capital gains	—	(0.44)	(1.74)	(2.22)	(0.19)	(0.84)
Total distributions	—	(0.56)	(1.95)	(2.50)	(0.19)	(1.16)
Net asset value, end of period	$ 21.54	$ 20.12	$ 17.84	$ 22.29	$ 19.75	$ 20.11
Total return(b)	7.06%(f)	15.96%	(11.46)%	25.82%	(0.81)%	23.63%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$3,939	$3,683	$4,029	$6,068	$5,509	$6,070
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(c)	1.30%(g)	1.30%	1.29%	1.32%	1.32%	1.26%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)(d)	1.32%(g)	1.32%	1.29%	1.32%	1.32%	1.26%
Net investment income(e)	1.13%(g)	1.12%	0.62%	0.24%	1.32%	1.61%
Portfolio turnover rate	18%(f)	50%	38%	87%	77%	48%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Ratio does not include expenses from underlying funds.
(d)
The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.32%, 1.32%, 1.29%, 1.32%, 1.32%, and 1.26% for the period ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively (Note 4).

(e)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(f)	Not annualized.
(g)	Annualized.
See Notes to Financial Statements.

151

Large Company Value Portfolio
FINANCIAL HIGHLIGHTS - (CONTINUED)
For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.91	$17.66	$22.29	$19.56	$19.86	$17.01
Income (loss) from investment operations:
Net investment income(a)	0.15	0.27	0.18	0.13	0.28	0.36
Net realized and unrealized gains (losses) on investments and foreign currency transactions	1.29	2.59	(2.80)	5.14	(0.39)	3.71
Total from investment operations	1.44	2.86	(2.62)	5.27	(0.11)	4.07
Less distributions:
From net investment income	—	(0.17)	(0.27)	(0.32)	—	(0.38)
From realized capital gains	—	(0.44)	(1.74)	(2.22)	(0.19)	(0.84)
Total distributions	—	(0.61)	(2.01)	(2.54)	(0.19)	(1.22)
Net asset value, end of period	$21.35	$19.91	$17.66	$22.29	$19.56	$19.86
Total return(b)	7.23%(f)	16.27%	(11.97)%	27.26%	(0.52)%	23.99%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$161,476	$161,269	$165,710	$223,288	$187,545	$186,069
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(c)	1.00%(g)	1.00%	1.00%	0.99%	0.99%	0.98%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(c)(d)	1.04%(g)	1.05%	1.02%	0.99%	0.99%	0.98%
Net investment income(e)	1.43%(g)	1.42%	0.92%	0.57%	1.65%	1.88%
Portfolio turnover rate	18%(f)	50%	38%	87%	77%	48%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Ratio does not include expenses from underlying funds.
(d)
The ratio of operating expenses before fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.04%, 1.05%, 1.02%, 0.99%, 0.98%, and 0.98% for the period ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively (Note 4).

(e)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(f)	Not annualized.
(g)	Annualized.
See Notes to Financial Statements.

152

Small Company Growth Portfolio
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$16.26	$13.79	$25.11	$30.94	$27.09	$21.71
Income (loss) from investment operations:
Net investment loss(a)	(0.05)	(0.10)	(0.14)	(0.29)	(0.24)	(0.17)
Net realized and unrealized gains (losses) on investments	(0.08)	2.57	(7.65)	4.07	7.84	6.07
Total from investment operations	(0.13)	2.47	(7.79)	3.78	7.60	5.90
Less distributions:
From realized capital gains	—	—	(3.53)	(9.61)	(3.75)	(0.52)
Net asset value, end of period	$ 16.13	$ 16.26	$ 13.79	$ 25.11	$ 30.94	$ 27.09
Total return(b)	(0.80)%(f)	17.91%	(31.59)%	13.07%	28.98%	27.23%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,621	$6,004	$5,938	$10,817	$11,128	$9,823
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.35%(g)	1.35%	1.34%(e)	1.35%	1.35%	1.35%(c)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.87%(g)	1.67%	1.87%	1.63%	1.63%	1.54%
Net investment loss	(0.67)%(g)	(0.69)%	(0.74)%	(0.88)%	(0.91)%	(0.67)%
Portfolio turnover rate	27%(f)	81%	57%	65%	50%	67%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Advisor. If this expense offset was excluded, the ratio would have been 1.35% for the year ended December 31, 2019 (Note 3).

(d)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.87%, 1.67%, 1.87%, 1.63%, 1.63%, and 1.54%, for the period ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively (Note 4).

(e)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.35% for the year ended December 31, 2022 (Note 4).

(f)	Not annualized.
(g)	Annualized.
See Notes to Financial Statements.

153

Small Company Growth Portfolio
FINANCIAL HIGHLIGHTS - (CONTINUED)
For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$19.60	$16.58	$29.12	$34.40	$29.70	$23.70
Income (loss) from investment operations:
Net investment loss(a)	(0.04)	(0.08)	(0.11)	(0.24)	(0.19)	(0.12)
Net realized and unrealized gains (losses) on investments	(0.09)	3.10	(8.90)	4.57	8.64	6.64
Total from investment operations	(0.13)	3.02	(9.01)	4.33	8.45	6.52
Less distributions:
From realized capital gains	—	—	(3.53)	(9.61)	(3.75)	(0.52)
Net asset value, end of period	$19.47	$ 19.60	$ 16.58	$ 29.12	$ 34.40	$ 29.70
Total return(b)	(0.66)%(f)	18.21%	(31.42)%	13.36%	29.30%	27.56%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$18,794	$19,673	$16,545	$28,146	$36,932	$53,301
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.10%(g)	1.10%	1.09%(e)	1.10%	1.10%	1.10%(c)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.66%(g)	1.64%	1.67%	1.38%	1.36%	1.27%
Net investment loss	(0.42)%(g)	(0.44)%	(0.48)%	(0.64)%	(0.66)%	(0.43)%
Portfolio turnover rate	27%(f)	81%	57%	65%	50%	67%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Advisor. If this expense offset was excluded, the ratio would have been 1.10% for the year ended December 31, 2019 (Note 3).

(d)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.66%, 1.64%, 1.67%, 1.38%, 1.36% and 1.27% for the period ended June 30, 2024 and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively (Note 4).

(e)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.10% for the year ended December 31, 2022 (Note 4).

(f)	Not annualized.
(g)	Annualized.
See Notes to Financial Statements.

154

Small Company Value Portfolio
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.57	$22.69	$28.06	$21.45	$21.85	$18.13
Income (loss) from investment operations:
Net investment income(a)	0.12	0.25	0.17	0.07	0.06	0.14
Net realized and unrealized gains (losses) on investments(b)	(0.20)	3.63	(3.01)	6.80	0.03	3.72
Total from investment operations	(0.08)	3.88	(2.84)	6.87	0.09	3.86
Less distributions:
From net investment income	—	(0.04)	(0.18)	(0.24)	—	(0.14)
From realized capital gains	—	(0.96)	(2.35)	(0.02)	(0.49)	—
Total distributions	—	(1.00)	(2.53)	(0.26)	(0.49)	(0.14)
Net asset value, end of period	$ 25.49	$ 25.57	$ 22.69	$ 28.06	$ 21.45	$ 21.85
Total return(c)	(0.31)%(f)	17.29%	(10.33)%	32.04%	0.47%	21.32%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$5,270	$5,517	$5,189	$6,751	$5,186	$5,355
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.35%(e)(g)	1.35%	1.35%	1.35%	1.35%	1.35%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.98%(g)	1.97%	1.89%	1.75%	1.84%	1.56%
Net investment income (loss)	0.98%(g)	1.06%	0.66%	0.28%	0.36%	0.69%
Portfolio turnover rate	66%(f)	65%	52%	45%	54%	168%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.98%, 1.97%, 1.89%, 1.75% 1.84%, and 1.56% for the period ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively (Note 4).

(e)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.10% for the year ended December 31, 2023 (Note 4).

(f)	Not annualized.
(g)	Annualized.
See Notes to Financial Statements.

155

Small Company Value Portfolio
FINANCIAL HIGHLIGHTS - (CONTINUED)
For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$26.33	$23.32	$28.78	$21.99	$22.33	$18.53
Income (loss) from investment operations:
Net investment income(a)	0.16	0.32	0.23	0.13	0.11	0.19
Net realized and unrealized gains (losses) on investments(b)	(0.22)	3.75	(3.09)	7.00	0.04	3.81
Total from investment operations	(0.06)	4.07	(2.86)	7.13	0.15	4.00
Less distributions:
From net investment income	—	(0.10)	(0.25)	(0.32)	—	(0.20)
From realized capital gains	—	(0.96)	(2.35)	(0.02)	(0.49)	—
Total distributions	—	(1.06)	(2.60)	(0.34)	(0.49)	(0.20)
Net asset value, end of period	$ 26.27	$ 26.33	$ 23.32	$ 28.78	$ 21.99	$ 22.33
Total return(c)	(0.23)%(g)	17.62%	(10.13)%	32.40%	0.73%	21.60%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$19,475	$20,646	$19,273	$30,347	$34,796	$55,078
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly	1.10%(f)(h)	1.10%	1.10%	1.10%	1.10%	1.10%(d)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(e)	1.72%(h)	1.72%	1.60%	1.46%	1.52%	1.28%
Net investment income	1.23%(h)	1.32%	0.96%	0.49%	0.59%	0.92%
Portfolio turnover rate	66%(g)	65%	52%	45%	54%	168%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.10% for the year ended December 31, 2019 (Note 3).

(e)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.72%, 1.72%, 1.60%, 1.46% 1.52%, and 1.28% for the period ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021, 2020, and 2019, respectively (Note 4).

(f)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of fees paid indirectly. If this expense offset was excluded, the ratio would have been 1.10% for the year ended December 31, 2022 (Note 4).

(g)	Not annualized.
(h)	Annualized.
See Notes to Financial Statements.

156

Wilshire 5000 IndexSM Fund
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.41	$22.68	$29.40	$25.14	$22.93	$18.58
Income (loss) from investment operations:
Net investment income(a)	0.13	0.28	0.25	0.23	0.26	0.31
Net realized and unrealized gains (losses) on investments and foreign currency transactions	3.47	5.36	(5.80)	6.16	4.25	5.20
Total from investment operations	3.60	5.64	(5.55)	6.39	4.51	5.51
Less distributions:
From net investment income	—	(0.28)	(0.25)	(0.22)	(0.26)	(0.30)
From realized capital gains	—	(0.63)	(0.92)	(1.91)	(2.04)	(0.86)
Total distributions	—	(0.91)	(1.17)	(2.13)	(2.30)	(1.16)
Net asset value, end of period	$31.01	$27.41	$22.68	$29.40	$25.14	$22.93
Total return(b)	13.13%(c)	24.41%	(18.98)%	25.59%	19.93%	29.74%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$212,570	$191,607	$157,124	$202,121	$164,172	$162,114
Operating expenses	0.56%(d)	0.59%	0.57%	0.52%	0.61%	0.62%
Net investment income	0.89%(d)	1.10%	0.98%	0.81%	1.13%	1.34%
Portfolio turnover rate	2%(c)	5%	21%	9%	9%	3%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
See Notes to Financial Statements.

157

Wilshire 5000 IndexSM Fund
FINANCIAL HIGHLIGHTS - (CONTINUED)
For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$27.43	$22.69	$29.42	$25.15	$22.93	$18.58
Income (loss) from investment operations:
Net investment income(a)	0.16	0.34	0.30	0.29	0.33	0.37
Net realized and unrealized gains (losses) on investments and foreign currency transactions	3.48	5.37	(5.81)	6.17	4.26	5.20
Total from investment operations	3.64	5.71	(5.51)	6.46	4.59	5.57
Less distributions:
From net investment income	—	(0.34)	(0.30)	(0.28)	(0.33)	(0.36)
From realized capital gains	—	(0.63)	(0.92)	(1.91)	(2.04)	(0.86)
Total distributions	—	(0.97)	(1.22)	(2.19)	(2.37)	(1.22)
Net asset value, end of period	$ 31.07	$ 27.43	$ 22.69	$ 29.42	$ 25.15	$ 22.93
Total return(b)	13.27%(c)	25.21%	(18.83)%	25.85%	20.28%	30.08%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$55,458	$48,913	$42,372	$56,073	$48,571	$40,266
Operating expenses	0.33%(d)	0.35%	0.35%	0.31%	0.31%	0.33%
Net investment income	1.12%(d)	1.34%	1.17%	1.02%	1.44%	1.61%
Portfolio turnover rate	2%(c)	5%	21%	9%	9%	3%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(c)	Not annualized.
(d)	Annualized.
See Notes to Financial Statements.

158

Wilshire International Equity Fund
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.64	$9.36	$11.64	$12.38	$11.37	$9.32
Income (loss) from investment operations:
Net investment income(a)	0.12	0.16	0.13	0.09	0.05	0.12
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.64	1.44	(2.32)	1.41	1.81	2.07
Total from investment operations	0.76	1.60	(2.19)	1.50	1.86	2.19
Less distributions:
From net investment income	—	(0.26)	0.00	(0.39)	(0.02)	(0.14)
From realized capital gains	—	(0.06)	(0.09)	(1.85)	(0.83)	—
Total distributions	—	(0.32)	(0.09)	(2.24)	(0.85)	(0.14)
Redemption fees (Note 2)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of period	$ 11.40	$ 10.64	$ 9.36	$ 11.64	$ 12.38	$ 11.37
Total return(c)	7.14%(i)	17.12%	(18.88)%	12.48%	16.55%	23.52%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$760	$776	$1,037	$3,269	$2,438	$2,612
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(d)	1.50%(h)(j)	1.50%	1.50%	1.50%	1.50%	1.50%
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(d)	1.77%(f)(j)	1.77%(f)	1.75%(f)	1.76%(f)	1.69%(f)	1.63%
Net investment income(g)	2.24%(j)	1.53%	1.36%	0.65%	0.44%	1.21%
Portfolio turnover rate	23%(i)	55%	48%	53%	61%	54%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Ratio does not include expenses from underlying funds.
(e)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.50% (Note 3).

(f)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.77%, 1.77%, 1.75%, 1.76%, 1.69% and 1.63% for the period ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021 and 2020, respectively (Note 4).

(g)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(h)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of extraordinary expenses such as interest expense. If these expenses were excluded, the ratio would have been 1.50% for the period ended June 30, 2024

(i)	Not annualized.
(j)	Annualized.
See Notes to Financial Statements.

159

Wilshire International Equity Fund
FINANCIAL HIGHLIGHTS - (CONTINUED)
For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$10.49	$9.25	$11.47	$12.20	$11.19	$9.19
Income (loss) from investment operations:
Net investment income(a)	0.14	0.18	0.15	0.12	0.08	0.14
Net realized and unrealized gains (losses) on investments and foreign currency transactions	0.63	1.43	(2.28)	1.39	1.78	2.05
Total from investment operations	0.77	1.61	(2.13)	1.51	1.86	2.19
Less distributions:
From net investment income	—	(0.31)	—	(0.39)	(0.02)	(0.19)
From realized capital gains	—	(0.06)	(0.09)	(1.85)	(0.83)	—
Total distributions	—	(0.37)	(0.09)	(2.24)	(0.85)	(0.19)
Redemption fees (Note 2)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)	0.00(b)
Net asset value, end of period	$11.26	$10.49	$9.25	$11.47	$12.20	$11.19
Total return(c)	7.34%(i)	17.34%	(18.63)%	12.78%	16.82%	23.81%
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$220,095	$220,560	$220,963	$295,154	$305,433	$387,493
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(e)	1.25%(h)(j)	1.25%	1.25%	1.25%	1.25%	1.25%(e)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(e)	1.40%(f)(j)	1.43%(f)	1.40%(f)	1.38%(f)	1.32%(f)	1.29%
Net investment income(j)	2.54%(j)	1.76%	1.57%	0.90%	0.71%	1.39%
Portfolio turnover rate	23%(i)	55%	48%	53%	61%	54%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)	Ratio does not include expenses from underlying funds.
(e)
The ratio of operating expenses after fee reductions and expense reimbursements includes previous investment advisory fee reductions and expense reimbursements recouped by the Investment Adviser. If this expense offset was excluded, the ratio would have been 1.25% (Note 3).

(f)
The ratio of operating expenses before fee reductions and expense reimbursements excludes the effect of fees paid indirectly. If this expense offset was included, the ratio would have been 1.40%, 1.43%, 1.40%, 1.38% and 1.32% for the period ended June 30, 2024, and the years ended December 31, 2023, 2022, 2021 and 2020, respectively (Note 4).

(g)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(h)
The ratio of operating expenses after fee reductions and expense reimbursements includes the effect of extraordinary expenses such as interest expense. If these expenses were excluded, the ratio would have been 1.25% for the period ended June 30, 2024

(i)	Not annualized.
(j)	Annualized.
See Notes to Financial Statements.

160

Wilshire Income Opportunities Fund
FINANCIAL HIGHLIGHTS
For a Fund Share Outstanding Throughout Each Period.

	Investment Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.95	$8.66	$10.08	$10.39	$10.42	$9.88
Income (loss) from investment operations:
Net investment income(a)	0.19	0.36	0.27	0.26	0.33	0.35
Net realized and unrealized gains (losses) on investments and foreign currency transactions(b)	(0.14)	0.18	(1.40)	(0.22)	0.03	0.58
Total from investment operations	0.05	0.54	(1.13)	0.04	0.36	0.93
Less distributions:
From net investment income	(0.18)	(0.25)	(0.29)	(0.26)	(0.35)	(0.39)
From realized capital gains	—	—	0.00	(0.09)	(0.04)	—
Total distributions	(0.18)	(0.25)	(0.29)	(0.35)	(0.39)	(0.39)
Net asset value, end of period	$ 8.82	$ 8.95	$ 8.66	$ 10.08	$ 10.39	$ 10.42
Total return(c)	0.61%(h)	6.34%	(11.18)%	0.40%	3.59%(d)	9.58%(d)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$199	$205	$516	$2,136	$1,998	$1,913
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(e)	1.15%(i)	1.15%	1.15%	1.15%	1.15%	1.18%(f)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(e)	1.45%(i)	1.41%	1.32%	1.31%	1.29%	1.26%
Net investment income(g)	4.27%(i)	4.12%	2.95%	2.49%	3.24%	3.37%
Portfolio turnover rate	56%(h)	66%	78%	109%	104%	89%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(e)	Ratio does not include expenses from underlying funds.
(f)
The ratio of operating expenses after fee reductions and expense reimbursements includes the expenses related to foreign currency exchange contracts. Had these expenses been excluded, the expense ratio (after fee reductions and fees paid indirectly) would have been 1.15% for the year ended December 31, 2019.

(g)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(h)	Not annualized.
(i)	Annualized.
See Notes to Financial Statements.

161

Wilshire Income Opportunities Fund
FINANCIAL HIGHLIGHTS - (CONTINUED)
For a Fund Share Outstanding Throughout Each Period.

	Institutional Class Shares
	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Net asset value, beginning of period	$8.84	$8.58	$9.99	$10.33	$10.37	$9.83
Income (loss) from investment operations:
Net investment income(a)	0.20	0.38	0.31	0.28	0.35	0.38
Net realized and unrealized gains (losses) on investments and foreign currency transactions(b)	(0.13)	0.18	(1.40)	(0.22)	0.03	0.58
Total from investment operations	0.07	0.56	(1.09)	0.06	0.38	0.96
Less distributions:
From net investment income	(0.19)	(0.30)	(0.32)	(0.31)	(0.38)	(0.42)
From realized capital gains	—	—	—	(0.09)	(0.04)	—
Total distributions	(0.19)	(0.30)	(0.32)	(0.40)	(0.42)	(0.42)
Net asset value, end of period	$8.72	$8.84	$8.58	$9.99	$10.33	$10.37
Total return(c)	0.74%(h)	6.61%	(10.91)%	0.63%	3.77%(d)	9.94%(d)
Ratios to average net assets/supplemental data:
Net assets, end of period (in 000’s)	$200,819	$202,119	$232,704	$301,210	$306,671	$295,437
Operating expenses after fee reductions and expense reimbursements and fees paid indirectly(e)	0.90%(i)	0.90%	0.90%	0.90%	0.90%	0.92%(f)
Operating expenses before fee reductions and expense reimbursements and fees paid indirectly(e)	1.04%(i)	1.05%	0.96%	0.92%	0.92%	0.92%
Net investment income(g)	4.52%(i)	4.43%	3.37%	2.75%	3.48%	3.66%
Portfolio turnover rate	56%(h)	66%	78%	109%	104%	89%

(a)	The selected per share data was calculated using the average shares outstanding method for the year.
(b)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)
Total return is a measure of the change in value of an investment in the Portfolio over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Portfolio distributions, if any, or the redemption of Portfolio shares.

(d)
The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(e)	Ratio does not include expenses from underlying funds.
(f)
The ratio of operating expenses after fee reductions and expense reimbursements includes the expenses related to foreign currency exchange contracts. Had these expenses been excluded, the expense ratio (after fee reductions and fees paid indirectly) would have been 0.89% for the year ended December 31, 2019.

(g)	Ratio does not include net investment income of the investment companies in which the Portfolio invests.
(h)	Not annualized.
(i)	Annualized.
See Notes to Financial Statements.

162

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)
1. Organization
Wilshire Mutual Funds, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), which was incorporated under Maryland law on July 30, 1992. The Company operates as a series company and presently offers seven series: Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund (each a “Portfolio” and collectively the “Portfolios”). The Large Company Growth Portfolio is an open-end non-diversified investment company. The Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire 5000 IndexSM Fund, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are open-end diversified investment companies. The Company accounts separately for the assets, liabilities and operations of each Portfolio.
The investment objective of Large Company Growth Portfolio is to seek capital appreciation.
The investment objective of Large Company Value Portfolio is to seek capital appreciation.
The investment objective of Small Company Growth Portfolio is to seek capital appreciation.
The investment objective of Small Company Value Portfolio is to seek capital appreciation.
The investment objective of Wilshire 5000 IndexSM Fund is to replicate as closely as possible the performance of the Wilshire 5000 IndexSM before the deduction of the Portfolio’s expenses.
The investment objective of Wilshire International Equity Fund is to seek capital appreciation.
The primary investment objective of Wilshire Income Opportunities Fund is to maximize current income. Long-term capital appreciation is a secondary objective.
Each of the Portfolios currently offers Investment and Institutional Class shares, each of which has equal rights as to voting privileges except that the Investment Class has exclusive voting rights for its service and distribution plan. Investment income, realized and unrealized capital gains and losses and the common expenses of each Portfolio are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of such Portfolio. Each class of shares differs with respect to its service and distribution expenses.
2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Portfolios follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
The end of the reporting period for the Portfolios is June 30, 2024, and the period covered by these Notes to Financial Statements is the six months ended June 30, 2024 (the “current fiscal period”).
Use of Estimates – The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and those differences could be material.
Security Valuation – Securities listed or traded on U.S. exchanges, including options, futures, swaptions and swap contracts, are valued at the last sales price on the exchange where they are principally traded. In the absence of a current quotation, a security is valued at the mean between the last bid and asked prices on that exchange. Securities quoted on the National Association of Securities Dealers Automatic Quotation (NASDAQ) System, for which there have been sales, are valued at the NASDAQ official closing price. If there are no such sales, a security is valued at the mean between the last bid and ask prices. Securities traded over-the-counter (other than on NASDAQ) are valued at the last current sale price; and if there are no such sales, a security is valued at the mean between the last bid and ask prices. Debt securities are typically valued at an evaluated bid price by a third-party pricing agent employing methodologies that utilize actual market transactions, broker-supplied valuations, or other inputs designed to identify the market value for

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such securities. Third-party pricing agents often utilize proprietary models that are subjective and require the use of judgment and the application of various assumptions including, but not limited to, interest rates, prepayment speeds, and default rate assumptions. Debt securities that have a remaining maturity of 60 days or less are valued at prices supplied by the Portfolios’ pricing agent for such securities, if available. Otherwise such securities are valued at amortized cost if the Pricing Committee of Wilshire Advisors LLC (the “Adviser”) it approximates fair value. Equity securities primarily traded on a foreign exchange are typically valued daily at a price as provided by an independent pricing service, which is an estimate of the fair value price. Foreign currency contracts, including forward contracts, are valued at the applicable translation rates as supplied by the third-party pricing vendor. In the event market quotations are not readily available, such securities are valued at fair value according to procedures adopted by the Board of Directors (the “Board”) or as determined in good faith by the Adviser’s Pricing Committee, whose members include at least two representatives of the Adviser, one of whom is an officer of the Company. The Adviser has been named the valuation designee to implement the daily pricing and fair valuation procedures of the Portfolios. Fair value is defined as the amount the owner of a security might reasonably expect to receive upon a current sale. Securities whose value does not reflect fair value because a significant valuation event has occurred may be valued at fair value by the Pricing Committee in accordance with the Company’s valuation procedures. Significant events may include, but are not limited to, the following: significant fluctuations in domestic markets, foreign markets or foreign currencies; occurrences not directly tied to the securities markets such as natural disasters, armed conflicts or significant governmental actions; and major announcements affecting a single issuer or an entire market or market sector. The value of fair valued securities may be different from the last sale price (or the mean between the last bid and asked prices), and there is no guarantee that a fair valued security will be sold at the price at which a Portfolio is carrying the security.
Wilshire International Equity Fund uses a third-party pricing agent who provides a daily fair value for foreign securities. In the event that the Adviser believes that the fair values provided are not reliable, the Adviser may request that a meeting of the Pricing Committee be held.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The guidance establishes three levels of the fair value hierarchy as follows:
Level 1 –
Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Portfolios have the ability to access at the measurement date;
Level 2 –
Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and
Level 3 –
Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. During the current fiscal period, there have been no significant changes to the Portfolios’ fair value methodologies.

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The following is a summary of the inputs used to value the Portfolios’ investments as of the end of the current fiscal period:
Large Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$207,928,023	$—	$ —	$207,928,023
Open End Funds	7,548,137	—	—	7,548,137
Corporate Bonds	—	7,249,960	—	7,249,960
Collateralized Loan Obligations	—	4,046,855	—	4,046,855
Collateralized Mortage Obligations	—	3,900,583	—	3,900,583
Asset-Backed Securities	—	3,131,969	—	3,131,969
U.S. Treasury Securities	—	1,261,496	—	1,261,496
Real Estate Investment Trusts	401,685	—	—	401,685
Mortgage-Backed Security	—	249,453	—	249,453
Right	—	—	—*	—
Total	$215,877,845	$19,840,043	$—	$235,717,888
Other Financial Instruments**
Assets
Total Return Swap	$8,495,738	$—	$—	$8,495,738
Total Assets	$8,495,738	$—	$—	$8,495,738
Liabilities
Futures	$(44,291)	$—	$—	$(44,291)
Total Liabilities	$(44,291)	$—	$—	$(44,291)

Large Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$133,843,027	$—	$ —	$133,843,027
Open End Funds	5,383,167	—	—	5,383,167
Corporate Bonds	—	5,142,160	—	5,142,160
Collateralized Loan Obligations	—	3,175,461	—	3,175,461
Collateralized Mortgage Obligations	—	2,586,837	—	2,586,837
Real Estate Invesment Trusts	2,506,905	—	—	2,506,905
Asset-Backed Securities	—	2,415,411	—	2,415,411
U.S. Treasury Securities	—	391,024	—	391,024
Total	$141,733,099	$13,710,893	$—	$155,443,992
Other Financial Instruments**
Assets
Total Return Swaps	$2,431,929	$—	$—	$2,431,929
Total Assets	$2,431,929	$—	$—	$2,431,929
Liabilities
Futures	$(29,351)	$—	$—	$(29,351)
Total Liabilities	$(29,351)	$—	$—	$(29,351)

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Small Company Growth Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$23,844,240	$ —	$ —*	$23,844,240
Real Estate Investment Trusts	91,080	—	—	91,080
Total	$23,935,320	$—	$—	$23,935,320

Small Company Value Portfolio

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,868,585	$ —	$ —	$22,868,585
Real Estate Investment Trusts	1,621,011	—	—	1,621,011
Closed End Fund	8,422	—	—	8,422
Total	$24,498,018	$—	$—	$24,498,018

Wilshire 5000 IndexSM Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$256,582,125	$ —	$ —*	$256,582,125
Real Estate Investment Trusts	6,646,107	—	—	6,646,107
Rights	—	—	—*	—
Total	$263,228,232	$—	$—	$263,228,232

Wilshire International Equity Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$35,482,956	$142,997,357	$ —*	$178,480,313
Open End Funds	7,346,763	—	—	7,346,763
Corporate Bonds	—	6,953,724	—	6,953,724
Collateralized Mortgage Obligations	—	4,203,072	—	4,203,072
Collateralized Loan Obligations	—	3,188,673	—	3,188,673
Asset-Backed Securities	—	3,173,178	—	3,173,178
Real Estate Investment Trusts	583,007	1,456,677	_	2,039,684
Preferred Stocks	801,712	372,369	—	1,174,081
U.S. Treasury Securities	—	797,844	—	797,844
Mortgage-Backed Security	—	249,453	—	249,453
Right	13,814	—	—	13,814
Total	$44,228,252	$163,392,347	$—	$207,620,599
Other Financial Instruments**
Asset
Total Return Swaps	$—	$3,625,337	$—	$3,625,337
Total Assets	$—	$3,625,337	$—	$3,625,337
Liabilities
Futures	$(46,585)	$—	$—	$(46,585)
Total Liabilities	$(46,585)	$—	$—	$(46,585)

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Wilshire Income Opportunities Fund

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$—	$64,446,491	$13,726	$64,460,217
Collateralized Mortgage Obligations	—	33,463,255	397,636	33,860,891
U.S. Treasury Securities	—	21,954,367	—	21,954,367
Asset-Backed Securities	—	16,132,047	—	16,132,047
Foreign Government Debt Obligations	—	11,909,094	—	11,909,094
Mortgage-Backed Securities	—	9,857,679	—	9,857,679
Collateralized Loan Obligations	—	9,569,954	—	9,569,954
Bank Loans	—	8,975,428	—	8,975,428
Open End Funds	5,714,368	—	—	5,714,368
Foreign Government Agency Issues	—	2,524,460	—	2,524,460
Convertible Bonds	—	2,440,730	—	2,440,730
Municipal Bonds	—	2,414,079	—	2,414,079
Convertible Preferred Stocks	520,279	—	—	520,279
Collateralized Debt Obligations	—	188,249	—	188,249
Preferred Stocks	164,795	—	—	164,795
Purchased Options	2,249	44,380	—	46,629
U.S. Treasury Bills	—	986,660	—	986,660
Total Investments	$6,401,691	$184,906,873	$411,362	$191,719,926
Other Financial Instruments*:
Assets:
Forwards	$—	$192,743	$ —	$192,743
Futures	527,017	—	—	527,017
Swaptions	—	85,957	—	85,957
Swaps	—	12,727	—	12,727
Total Other Financial Instruments	$527,017	$291,427	$—	$818,444
Liabilities:
Investments:
Written Options	$(4,967)	$(71,960)	$—	$(76,927)
Total Investments	$(4,967)	$(71,960)	$—	$(76,927)
Other Financial Instruments*:
Forwards	$—	$(68,105)	$—	$(68,105)
Futures	(54,598)	—	—	(54,598)
Swaptions	—	(83,235)	—	(83,235)
Swaps	—	(219,384)	—	(219,384)
Total Other Financial Instruments	$(54,598)	$(370,724)	$—	$(425,322)

*	Includes securities that have been fair valued at $0.
**
Other financial instruments are derivative financial instruments not reflected in the Schedules of Investments, such as futures contracts, swap contracts and forward foreign currency contracts. These contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Refer to the Portfolios’ Schedules of Investments for a listing of the securities by industry or sector type. Large Company Value Portfolio, Small Company Value Portfolio, and Wilshire Income Opportunities Fund did not hold any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

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as of the end of the current fiscal period. Large Company Growth Portfolio held rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Small Company Growth Portfolio held common stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0. Wilshire 5000 IndexSM Fund held common stocks and rights that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively. Wilshire International Equity Fund held common stocks and preferred stocks that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) totaling $0 and $0, respectively. A reconciliation of Level 3 investments, including certain disclosures related to significant inputs used in valuing Level 3 investments, is only presented when a Portfolio has over 1% of Level 3 investments.
Russian and Ukraine Securities – The continued hostilities between the two countries may still result in more widespread conflict and could have a severe adverse effect on the region and the markets. Sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have additional significant adverse impact on the Russian economy and related markets. The price and liquidity of investments may fluctuate widely as a result of the conflict and related events.
Cash and Cash Equivalents – Idle cash may be swept into various overnight demand deposits and is classified as Cash and cash equivalents on the Statements of Assets and Liabilities. The Portfolios maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Option Transactions – Wilshire Income Opportunities Fund may purchase and write call and put options on securities, securities indices, swaps (“swaptions”) and foreign currencies, provided such options are traded on a national securities exchange or an over-the-counter market. When the Portfolio writes a covered call or put option, an amount equal to the premium received is included as a liability in the Statements of Assets and Liabilities. The amount of the liability is subsequently marked-to-market to reflect the current value of the option. If an option expires on its stipulated expiration date or if the Portfolio enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As a writer of an option, the Portfolio has no control over whether the underlying securities are subsequently sold (call) or purchased (put). As a result, the Portfolio bears the market risk of an unfavorable change in the price of the security or index underlying the written option. When the Portfolio purchases a call or put option, an amount equal to the premium paid is included as an investment in the Portfolio’s Statements of Assets and Liabilities and is subsequently marked-to-market to reflect the current value of the option. If an option expires on the stipulated expiration date or if the Portfolio enters into a closing sale transaction, a gain or loss is realized. If the Portfolio exercises a call, the cost of the security acquired is increased by the premium paid for the call. If the Portfolio exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Written and purchased options are non-income producing securities. The option techniques utilized are generally to hedge against changes in interest rates, foreign currency exchange rates or securities prices in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by the Portfolio, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets.
Total Return Swaps – The Large Company Growth Portfolio, Large Company Value Portfolio, and the Wilshire International Equity Fund enter into total return swaps. In a swap transaction, two parties generally agree to exchange the returns (or differentials in rates of return) earned or realized on a particular predetermined reference instrument or instruments, which can be adjusted for an interest rate factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” (i.e., the return on or increase in value of a particular dollar amount invested in a particular security or other asset or in a “basket” of securities representing a particular index). A party’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). An equity swap is an agreement in which at least one party’s payments are based on the rate of return of an equity security or equity index. The other party’s payments can be based on a fixed rate, a non-equity

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variable rate or even a different equity index. For financial reporting purposes, the unrealized value of such swaps is netted and displayed on the Statements of Assets and Liabilities. Cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. The Portfolios use swaps to gain equity exposure of the underlying index.
Interest Rate Swaps – Wilshire Income Opportunities Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The value of fixed-rate bonds held by the Portfolio may decrease if interest rates rise. In order to reduce such risks, the Portfolio may enter into interest rate swaps. Interest rate swaps involve the exchange of commitments to pay and receive a fixed or floating rate of interest based on a notional principal amount. The risks of interest rate swaps include changes in market conditions that will affect their value or cash flows and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the swap’s remaining life. Upon entering into a swap contract, the Portfolio is required to satisfy an initial margin requirement by delivering cash to the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as margin deposits for swap contracts on the Statements of Assets and Liabilities. Net periodic interest payments to be received or paid are accrued and settled daily and are recorded as realized gain (loss) on the Statements of Operations. Interest rate swaps are marked-to-market daily and the change is recorded as an unrealized gain (loss) on swap contracts on the Statements of Operations.
Credit Default Swaps – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund entered into credit default swaps to preserve a return or spread on a particular investment or portion of their portfolios, as a duration management technique and to protect against any increase in the price of securities the Portfolios anticipate purchasing at a later date. In a credit default swap, the protection buyer makes a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation which may be either a single security or a basket of securities issued by corporate or sovereign issuers. Although contract-specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain (for protection written) or loss (for protection sold) in the Statements of Operations. In the case of credit default swaps where the Portfolios are selling protection, the notional amount approximates the maximum loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin Deposits for Swap Contracts on the Statements of Assets and Liabilities.
Futures Contracts – During the current fiscal period, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund held futures contracts. They may use futures contracts to gain exposure or to hedge asset classes such as currencies and fixed income. These Portfolios may use futures contacts as a substitute for taking a position in an underlying asset, to make tactical asset allocations, to seek to minimize risk, to enhance returns and/or assist in managing cash. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Upon entering into a contract, the Portfolios deposit and maintain as collateral, an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Portfolios agree to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized gains and losses. Variation margin is typically settled daily. When the contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Portfolio, if any, is reported separately as Margin deposits for futures contracts on the Statements of Assets and Liabilities. Non-cash collateral pledged by the Portfolios, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount before a transfer has to be made. To the extent amounts due to the Portfolio from its counterparties are not fully collateralized, contractually or otherwise, the Portfolio bears the risk of loss from counterparty nonperformance.

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Investment Transactions and Investment Income – Investment transactions are recorded on a trade-date basis. Realized gains and losses from investment transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Gains and losses on paydowns of mortgage-backed securities are reflected in interest income on the Statements of Operations. Distributions received on investments that represent a return of capital or capital gain are reclassed as a reduction of cost of investments and/or as a realized gain. Withholding taxes on foreign dividends have been provided for in accordance with the Company’s understanding of the applicable country’s tax rules and rates. Settlement on bank loan transactions may be in excess of seven business days.
Foreign Taxes – The Portfolios may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Portfolios invest.
Mortgage, Asset-backed and Collateralized Loan Securities – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in mortgage, asset-backed and collateralized loan securities, including collateralized loan obligations (“CLOs”), which represent shares in a pool of mortgages or other debt. These securities are generally pass-through securities, which means that principal and interest payments on the underlying securities (less servicing fees) are passed through to owners on a pro rata basis. These securities involve prepayment risk, which is the risk that the underlying mortgages or other debt may be refinanced or paid off before they mature, particularly during periods of declining interest rates. In that case, proceeds from the securities may have to be reinvested at a lower interest rate. This could lower the Portfolios’ return and result in losses to the Portfolios if some securities were acquired at a premium. Potential market gains on a security subject to prepayment risk may be more limited than potential market gains on a comparable security that is not subject to prepayment risk. The Portfolio may also invest in collateralized mortgage obligations (“CMOs”). In a CMO, a series of bonds or certificates is issued in multiple classes, which have varying levels of risks.
Investments in CLOs may be subject to certain tax provisions that could result in the Portfolios incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses a Portfolio experiences with respect to its CLO investments may be an indication of future realized losses.
Stripped Mortgage-Backed Securities (“SMBS”) – Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund may invest in SMBS. SMBS are derivative multi-class mortgage-backed securities which are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. An SMBS will have one class that will receive all of the interest (the interest-only or “IO” class), while the other class will receive the entire principal (the principal-only or “PO” class). IOs are more volatile and sensitive to the rate of prepayments than other types of mortgage-backed securities, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate or economic environment. Payments received for IOs are included in interest income on the Statements of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income on the Statements of Operations. Additionally, any prepayment penalties received for an IO are included in interest income on the Statements of Operations.
Loan Participations and Assignments – Wilshire Income Opportunities Fund may invest in direct debt instruments which are interests in amounts owed to lenders and lending syndicates by corporate, governmental, or other borrowers. The Portfolio’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Portfolio may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. The Portfolio will generally purchase assignments of these loans, in which case it will typically become a lender for purposes of the relevant loan agreement with direct contractual rights against the borrower, including the

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right to receive payments of principal and interest. When purchasing participation interests in a loan, the Portfolio generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Portfolio may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. The Portfolio may enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan accounts may not be utilized by the borrower. When investing in a loan participation, the Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of payments by the lender from the borrower. In certain circumstances, the Portfolio may receive a penalty fee upon the prepayment of a floating rate loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations. The Portfolio currently holds $0 in unfunded loan commitments.
Foreign Currency Transactions – The books and records of the Portfolios are maintained in U.S. dollars. Foreign currency transactions are translated into U.S. dollars on the following basis:
•	fair value of investment securities, other assets and liabilities at the daily rates of exchange and
•	purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions.
The portion of the results of operations caused by changes in foreign exchange rates on investments are not isolated from those caused by changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments. Foreign currency transactions are related to gains and losses between trade and settlement dates on currency transactions, gains and losses arising from the sales of foreign currency and gains and losses between the ex-dividend and payment dates on dividends, interest and foreign withholding taxes. The effect of changes in foreign exchange rates on realized and unrealized gains or losses is reflected as a component of such gains or losses.
Forward Foreign Currency Contracts – Wilshire Income Opportunities Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Portfolio positions or anticipated Portfolio positions. The Portfolio may also engage in currency transactions to enhance the Portfolio’s returns. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded. The Portfolio realizes gains and losses at the time forward foreign currency contracts are closed. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for federal income tax purposes. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities.
Centrally Cleared Swaps – For swaps that are centrally cleared, initial margins are posted, and daily changes in fair value are recorded as variation margin at the broker and may be recorded as a payable or receivable on the Statements of Assets and Liabilities as “Net variation margin receivable on swap contracts” or “Net variation margin payable on swap contracts” and settled daily against the Portfolio’s margin account. Because the Portfolio’s margin does not leave the brokerage account until recalled, centrally cleared swaps are shown at unrealized appreciation (depreciation) on swap contracts, which closely approximates the accumulated variation margin. Initial margin is determined by each relevant clearing agency and is segregated at a broker account registered with the Commodity Futures Trading Commission (“CFTC”), or the applicable regulator. Customer Account Agreements (“CAA”) and related addendums governing the Company’s cleared swap transactions do not provide the Company with legal right of set off and are not associated with a master netting agreement.
Over-the-Counter (“OTC”) Derivative Contracts – To reduce counterparty risk for OTC transactions, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund have entered into master netting arrangements, established within the International Swap Dealers Association, Inc. (“ISDA”) master agreements, which allow the Portfolios to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables for certain OTC positions for each individual counterparty. In addition, the Portfolios may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Portfolios. For financial reporting purposes, the

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Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral terms are contract-specific for OTC derivatives. For derivatives traded under an ISDA master agreement or other similar agreement, the collateral requirements are typically calculated by netting the mark-to-market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio or the counterparty.
The following table presents, by derivative type, Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund’s financial derivative instruments net of the related collateral pledged by counterparty at the end of the current fiscal period:

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Large Company Growth Portfolio
Description/Counterparty
Total Return Swaps
Morgan Stanley	$8,495,738	$ —	$8,495,738	$ —	$ —	$8,495,738
Large Company Value Portfolio
Total Return Swaps
Morgan Stanley	$2,431,929	$ —	$2,431,929	$ —	$ —	$2,431,929
Wilshire International Equity Fund
Total Return Swaps Goldman Sachs	$887,899	$ —	$887,899	$ —	$ —	$887,899
Morgan Stanley	2,737,438	—	2,737,438	—	—	2,737,438
	$3,625,337	$—	$3,625,337	$—	$—	$3,625,337

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Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Assets	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities		Net Amount
				Financial Instruments	Collateral Received
Wilshire Income Opportunities Fund
Description / Counterparty
Forward Foreign Currency Contracts
Australia and New Zealand Banking Group Ltd.	$ 29,393	$ —	$ 29,393	$(1,844)	$ —	$ 27,549
Barclays Capital, Inc.	8,700	—	8,700	(5,353)	—	3,347
BNY Mellon Capital Markets LLC	4,636	—	4,636	(1,578)	—	3,058
Canadian Imperial Bank Of Commerce	27,820	—	27,820	(12,033)	—	15,787
Citibank Global Markets, Inc.	24,492	—	24,492	(2,778)	—	21,714
Goldman Sachs	22,551	—	22,551	(3,188)	—	19,363
HSBC Bank	15,242	—	15,242	(2,005)	—	13,237
J.P. Morgan Securities, Inc.	421	—	421	(421)	—	—
Morgan Stanley	14,700	—	14,700	(1,909)	—	12,791
Royal Bank of Canada Investment Management (USA) Ltd.	2,825	—	2,825	(2,825)	—	—
Standard Chartered Securities North America LLC	7,001	—	7,001	(27)	—	6,974
State Street Bank & Trust Co.	31,903	—	31,903	(8,448)	—	23,455
UBS AG	3,059	—	3,059	(3,059)	—	—
Total Forward Foreign Currency Contracts	192,743	—	192,743	(45,468)	—	147,275
Purchased Options
Bank of America	$ 649	$ —	$ 649	$ —	$ —	$ 649
BNP Paribas Securities Corp.	35,230	—	35,230	—	—	35,230
Deutsche Bank	50	—	50	—	—	50
Euribor	2,249	—	2,249	—	—	2,249
Standard Chartered Securities North America LLC	8,451	—	8,451	—	—	8,451
Total Purchased Options	46,629	—	46,629	—	—	46,629
Swaptions
Barclays Capital, Inc.	72,671	—	72,671	—	—	72,671
Goldman Sachs	3,661	—	3,661	(3,453)	—	208
Mizuho Capital Markets LLC	1,465	—	1,465	(1,433)	—	32
UBS AG	8,160	—	8,160	(8,160)	—	—
Total Swaptions	85,957	—	85,957	(13,046)	—	72,911
	$325,329	$—	$325,329	$(58,514)	$—	$266,815

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Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Liabilities	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Gross Amounts not Offset in the Statement of Assets and Liabilities
				Financial Instruments	Collateral Pledged	Net Amount
Description / Counterparty
Forward Foreign Currency Contracts
Australia and New Zealand Banking Group Ltd.	$1,844	$ —	$1,844	$(1,844)	$ —	$—
Bank of America	3,039	—	3,039	—	—	3,039
Barclays Capital, Inc.	5,353	—	5,353	(5,353)	—	—
BNP Paribas Securities Corp.	13	—	13	—	—	13
BNY Mellon Capital Markets LLC	1,578	—	1,578	(1,578)	—	—
Brown Brothers Harriman Investments LLC	3	—	3	—	—	3
Canadian Imperial Bank Of Commerce	12,033	—	12,033	(12,033)	—	—
Citibank Global Markets, Inc.	2,778	—	2,778	(2,778)	—	—
Goldman Sachs	3,188	—	3,188	(3,188)	—	—
HSBC Bank	2,005	—	2,005	(2,005)	—	—
J.P. Morgan Securities, Inc.	6,269	—	6,269	(421)	—	5,848
Mizuho Securities USA LLC	296	—	296	—	—	296
Morgan Stanley	1,909	—	1,909	(1,909)	—	—
Royal Bank of Canada Investment Management (USA) Ltd.	11,843	—	11,843	(2,825)	—	9,018
Standard Chartered Securities North America LLC	27	—	27	(27)	—	—
State Street Bank & Trust Co.	8,448	—	8,448	(8,448)	—	—
UBS AG	7,479	—	7,479	(3,059)	—	4,420
Total Forward Foreign Currency Contracts	68,105	—	68,105	(45,468)	—	22,637
Written Options
Bank of America	31,531	—	31,531	—	—	31,531
BNP Paribas Securities Corp.	31,531	—	31,531	—	—	31,531
Euribor	4,967	—	4,967	—	—	4,967
Standard Chartered Securities North America LLC	8,898	—	8,898	—	—	8,898
Total Written Options	76,927	—	76,927	—	—	76,927
Swaptions
Barclays Capital, Inc.	—	—	—	—	—	—
Goldman Sachs	3,453	—	3,453	(3,453)	—	—
Mizuho Capital Markets LLC	1,433	—	1,433	(1,433)	—	—
UBS AG	78,349	—	78,349	(8,160)	—	70,189
Total Swaptions	83,235	—	83,235	(13,046)	—	70,189
	$228,267	$—	$228,267	$(58,514)	$—	$169,753

*	Actual collateral pledged, or margin deposits in the case of futures contracts, may be larger than than reported in order to satisfy broker or exchange requirements.

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Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Due to the absence of a master netting agreement relating to the Funds’ participation in securities lending, no additional disclosures have been made on behalf of the Funds. Please reference Note 8 for collateral related to securities on loan.
Expense Policy – Distribution and shareholder service fees directly attributable to a Class of shares are charged to that class’ operating expenses. Expenses of a Portfolio other than distribution and service fees are prorated among the classes to which the expense relates based on the relative net assets of each class of shares. Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionately among all Portfolios daily in relation to the net assets of each Portfolio or another reasonable basis.
Expenses that are attributable to both the Company and the Wilshire Variable Insurance Trust (an affiliated registered investment company) are allocated across the Company and the Wilshire Variable Insurance Trust based upon relative net assets or another reasonable basis. Expenses and fees, including the advisory fees, are accrued daily and taken into account for the purpose of determining the net asset value (“NAV”) of each Class of each Portfolio’s shares.
Investments in REITs – With respect to each Portfolio, dividend income is recorded based on the income included in distributions received from its REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
Master Limited Partnerships (“MLPs”) – Each Portfolio may invest in MLPs, which are limited partnerships or limited liability companies whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange. MLPs are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest in the MLP of as much as 2% plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP’s operations and management.
Distributions to Shareholders – Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income, if any, are declared and paid at least once a year. The Portfolios’ net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least once a year. Additional distributions of net investment income and net realized capital gains may be made at the discretion of the Board in order to avoid the application of a 4% non-deductible Federal excise tax.
Redemption Fees – Wilshire International Equity Fund charges a redemption fee of 1% on redemption of its shares held for sixty days or less, subject to certain exceptions. During the current fiscal period and the six months ended June 30, 2024, Wilshire International Equity Fund collected $645 and $3,582, respectively, in redemption fees.
New Accounting Pronouncements and Other Regulatory Matters – In December 2022, the FASB issued an Accounting Standards Update, ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06”). ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting burden due to the discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the Funds’ financial statements.
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There was an 18-month transition period after the effective date of the amendment. The implementation of this rule will not have any impact on the financial statements.
3. Investment Adviser and Other Service Providers
Pursuant to the Advisory Agreement between the Company and the Adviser, the Adviser charges annual fees, computed daily and paid monthly, of 0.75% of average daily net assets for the first $1 billion and 0.65% thereafter for each of Large Company Growth Portfolio and Large Company Value Portfolio; 0.85% of average daily net assets for the first $1 billion and 0.75% thereafter for each of Small Company Growth Portfolio and Small Company Value Portfolio; 0.10% of the average daily net assets for the first $1 billion and 0.07% thereafter for Wilshire 5000 IndexSM Fund; 1.00% of the average daily net assets for the first $1 billion and 0.90% thereafter for Wilshire International Equity Fund; and 0.60% of average daily net assets for Wilshire Income Opportunities Fund.
The Adviser has entered into expense limitation agreements with Large Company Growth Portfolio and Large Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.30% and 1.00% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has entered into expense limitation agreements with Small Company Growth Portfolio and Small Company Value Portfolio requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolios (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.35% and 1.10% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire International Equity Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, and extraordinary expenses) to 1.50% and 1.25% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. The Adviser has also entered into an expense limitation agreement with Wilshire Income Opportunities Fund requiring the Adviser to reduce its management fees or reimburse expenses to limit expenses of such Portfolio (excluding taxes, brokerage expenses, dividend expenses on short securities, acquired fund fees and expenses and extraordinary expenses) to 1.15% and 0.90% of average daily net assets for Investment Class Shares and Institutional Class Shares, respectively. These agreements to limit expenses continue through at least April 30, 2025. The Adviser may recoup the amount of any fee reductions or expense reimbursements within three years after the day on which it reduced its fees or reimbursed expenses if the recoupment does not cause a Portfolio’s expenses to exceed the expense limitation that was in place at the time of the fee reduction or expense reimbursement.
During the current fiscal period, the Adviser reduced fees, reimbursed expenses or recouped fees as follows:

Portfolio	Fee Reductions/ Reimbursements	Fees Recouped
Large Company Growth Portfolio	$6,329	$ —
Large Company Value Portfolio	28,778	—
Small Company Growth Portfolio	69,392	—

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Portfolio	Fee Reductions/ Reimbursements	Fees Recouped
Small Company Value Portfolio	$ 78,891	$ —
Wilshire International Equity Fund	169,212	—
Wilshire Income Opportunities Fund	143,357	—

As of the end of the current fiscal period, the amounts of fee reductions and expense reimbursements subject to recovery by the Adviser from Large Company Growth Portfolio, Large Company Value Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Wilshire International Equity Fund and Wilshire Income Opportunities Fund are $53,824, $137,327, $415,413, $455,455, $1,165,045, and $656,452, respectively. The portions of these amounts that the Adviser may recover expire no later than the following dates:

Portfolio	December 31, 2024	December 31, 2025	December 31, 2026	December 31, 2027
Large Company Growth Portfolio	$—	$10,018	$37,477	$6,329
Large Company Value Portfolio	—	30,491	78,058	28,778
Small Company Growth Portfolio	57,688	154,221	134,112	69,392
Small Company Value Portfolio	68,923	148,103	159,538	78,891
Wilshire International Equity Fund	254,569	359,553	381,711	169,212
Wilshire Income Opportunities Fund	46,008	159,407	307,680	143,357

The Board has approved Los Angeles Capital Management LLC (“L.A. Capital”), Pzena Investment Management, LLC (“Pzena”), Massachusetts Financial Services Company (d/b/a MFS Investment Management) (“MFS”), Ranger Investment Management, LLC (“Ranger”), AllianceBernstein, L.P. (“AllianceBernstein”), Granahan Investment Management, Inc. (“Granahan”), DoubleLine® Capital LP (“DoubleLine”), WCM Investment Management, LLC (“WCM”), Voya Investment Management Co. LLC (“Voya”), Manulife Asset Management (US) LLC (“Manulife”), Lazard Asset Management LLC (“Lazard”), Hotchkis & Wiley Capital Management, LLC (“H&W”), Diamond Hill Capital Management, Inc. (“Diamond Hill”), and Fred Alger Management, LLC (“Alger Management”), (collectively the “Sub-Advisers”) to provide sub-advisory services for the Portfolios. L.A. Capital, AllianceBernstein, Alger Management and Voya each manage a portion of Large Company Growth Portfolio. L.A. Capital, H&W, MFS and Voya each manage a portion of Large Company Value Portfolio. L.A. Capital, Ranger, and Granahan each manage a portion of Small Company Growth Portfolio. L.A. Capital, H&W and Diamond Hill each manage a portion of Small Company Value Portfolio. L.A. Capital is the sole sub-adviser for Wilshire 5000 IndexSM Fund. L.A. Capital, Pzena, Lazard, WCM and Voya each manage a portion of Wilshire International Equity Fund. DoubleLine, Voya and Manulife each manage a portion of Wilshire Income Opportunities Fund.
The Sub-Advisers are subject to the Adviser’s oversight. The fees of the Sub-Advisers are paid by the Adviser.
The Portfolios are permitted to purchase and sell securities from or to certain affiliates under specific conditions outlined in the Rule 17a-7 procedures adopted by the Board. The procedures are designed to ensure that any purchase or sale of securities by a Portfolio from or to another mutual fund or separate account that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. During the current fiscal period, there was one of such transactions by a Portfolio.
U.S. Bank N.A. serves as the Trust’s custodian. U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services, (the “Administrator”), serves as the Company’s administrator and accounting agent and also serves as the Trust’s transfer agent and dividend disbursing agent. Foreside Fund Services, LLC, serves as the Company’s principal underwriter. Certain officers and an interested Trustee of the Trust may also be officers or employees of the Adviser, Administrator or their affiliates. They receive no fees for serving as officers or as an interested Trustee of the Trust.
Officers’ and Directors’ Expenses – The Company and the Wilshire Variable Insurance Trust together pay each director who is not an interested person of the Company (“Independent Director”) an annual retainer of $56,000, an annual additional retainer for each Committee chair of $12,000 and an annual additional retainer to the Board chair of

177

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Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
$12,000. In addition, each Independent Director is compensated for Board and Committee meeting attendance in accordance with the following schedule: a quarterly Board meeting or a special in-person Board meeting fee of $6,000 for Independent Directors and $7,000 for the Board chair; a virtual special Board meeting fee of $3,000 for Independent Directors and $3,500 for the Board chair; and a virtual special Committee meeting fee of $1,500.
4. Distribution Plan, Shareholder Services Plan and Fees Paid Indirectly
The Board has adopted a shareholder services and distribution plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, on behalf of the Investment Class Shares of each Portfolio. Under the Plan, each Portfolio may pay up to 0.25% of the value of the average daily net assets attributable to the Investment Class Shares for certain services provided by financial intermediaries or for certain distribution expenses for the purpose of financing any activity intended to result in the sale of Investment Class Shares. During the current fiscal period, the distribution and service fee expenses incurred by the Investment Class of the Portfolios was 0.25% of the respective average net assets of the Investment Class of each Portfolio, except Large Company Growth Portfolio, Small Company Growth Portfolio, and Wilshire 5000 IndexSM Fund. Large Company Growth Portfolio, Small Company Growth Portfolio, and Wilshire 5000 IndexSM Fund incurred distribution and service fee expenses totaling 0.24%, 0.07% and 0.20% of the average net assets of their Investment Class Shares, respectively.
In addition, Investment Class Shares and Institutional Class Shares pay the expenses associated with certain shareholder servicing arrangements with third parties, provided that payment of such fees does not exceed in any year 0.20% and 0.15% of the average daily net assets of Investment Class Shares and Institutional Class Shares, respectively. For the current fiscal period, the shareholder service provider fees were as follows (as a percent of average net assets of each class):

Portfolio	Investment Class	Institutional Class
Large Company Growth Portfolio	0.062%	0.025%
Large Company Value Portfolio	0.038%	0.023%
Small Company Growth Portfolio	0.042%	0.062%
Small Company Value Portfolio	0.065%	0.060%
Wilshire 5000 IndexSM Fund	0.031%	0.016%
Wilshire International Equity Fund	0.082%	0.021%
Wilshire Income Opportunities Fund	0.099%	0.024%

Fees Paid Indirectly – The Company has a brokerage commission recapture program with Cowen and Company, LLC (“Cowen”), pursuant to which a portion of the Portfolios’ commissions generated from transactions directed to Cowen are used to reduce the Portfolios’ expenses. Under such program, Cowen, as introducing broker, retains a portion of the Portfolios’ commissions.
Such commissions rebated to the Portfolios during the current fiscal period were as follows:

Large Company Growth Portfolio	$ 137
Large Company Value Portfolio	—
Small Company Growth Portfolio	156
Small Company Value Portfolio	197
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	2,288
Wilshire Income Opportunities Fund	—

178

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
For the current fiscal period, Cowen retained the following commissions:

Large Company Growth Portfolio	$27
Large Company Value Portfolio	55
Small Company Growth Portfolio	166
Small Company Value Portfolio	46
Wilshire 5000 IndexSM Fund	—
Wilshire International Equity Fund	327
Wilshire Income Opportunities Fund	—

5. Line of Credit
The Company and the Wilshire Variable Insurance Trust have a $75,000,000 umbrella line of credit (the “Line”), which is uncommitted and senior secured with U.S. Bank N.A. The Line serves as a temporary liquidity service to meet redemption requests that otherwise might require the untimely disposition of securities. Borrowings made by a Portfolio are secured by the Portfolio’s assets. The Line has a one-year term and is reviewed annually by the Board of Directors. The Line matures, unless renewed, on January 3, 2025. Interest is charged at the prime rate, which was 8.50% as of the end of the current fiscal period. As of June 30, 2024, Large Company Growth Portfolio had $140,000 outstanding borrowings. During the current fiscal period, the Portfolios’ Line activity was as follows:

Fund	Average Interest Rate	Interest Expense	Maximum Borrowings	Maximum Borrowings Date	Average Borrowings
Large Company Growth Portfolio	8.50%	$4,467	$1,405,000	May 29, 2024	$107,401
Large Company Value Portfolio	8.50%	117	186,000	April 4, 2022	4,016
Small Company Value Portfolio	8.50%	47	74,000	January 4, 2024	1,093
Wilshire 5000 IndexSM Fund	8.50%	100	142,000	February 6, 2024	2,324
Wilshire International Equity Fund	8.50%	731	354,000	April 11, 2024	14,709

6. Investment Transactions
During the current fiscal period aggregate cost of purchases and proceeds from sales and maturities of investments, other than affiliated investments, short-term investments, short sales and purchases to cover short sales, and U.S. Government securities, were as follows:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$63,661,700	$87,924,587
Large Company Value Portfolio	27,194,276	39,042,937
Small Company Growth Portfolio	6,681,449	8,064,160
Small Company Value Portfolio	6,083,490	7,461,300
Wilshire 5000 IndexSM Fund	4,475,784	11,177,319
Wilshire International Equity Fund	44,768,900	58,599,623
Wilshire Income Opportunities Fund	46,574,008	45,760,411

Purchases and sales and maturities of long-term U.S. Government securities during the current fiscal period were:

Portfolio	Purchases	Sales and Maturities
Large Company Growth Portfolio	$3,802,611	$4,145,757
Large Company Value Portfolio	946,588	955,098
Wilshire International Equity Fund	2,252,164	2,369,652
Wilshire Income Opportunities Fund	61,616,818	61,781,602

179

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Due to Voya managing a portion of Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, certain securities held by such Portfolios are considered affiliated investments. Purchases and sales of shares of affiliated registered investment companies by Large Company Growth Portfolio, Large Company Value Portfolio, Wilshire International
Equity Fund, and Wilshire Income Opportunities Fund during the current fiscal period, and the value of such investments as of the end of the current fiscal period, were as follows:

Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of June 30, 2024	Income Distribution	Long-Term Capital Gain Distribution
Large Company Growth Portfolio
Voya VACS Series EMHCD Fund	$1,598	$52	$ —	$ —	$(3)	$1,647	$52	$ —
Voya VACS Series HYB Fund	997,468	39,450	—	—	(11,698)	1,025,220	39,493	—
Voya VACS Series SC Fund	6,251,175	152,305	—	—	117,790	6,521,270	155,486	—
	$ 7,250,241	$191,807	$—	$—	$106,089	$7,548,137	$195,031	$—
Large Company Value Portfolio
Voya VACS Series EMHCD Fund	$1,161	$38	$ —	$ —	$(2)	$1,197	$38	$ —
Voya VACS Series HYB Fund	840,168	33,229	—	—	(9,853)	863,544	33,080	—
Voya VACS Series SC Fund	4,331,284	105,527	—	—	81,615	4,518,426	107,140	—
	$5,172,613	$138,794	$—	$—	$71,760	$5,383,167	$140,258	$—
Wilshire International Equity Fund
Voya VACS Series EMHCD Fund	$1,370	$44	$ —	$ —	$(3)	$1,411	$45	$ —
Voya VACS Series HYB Fund	941,533	37,238	—	—	(11,042)	967,729	37,282	—
Voya VACS Series SC Fund	6,113,476	148,950	—	—	115,197	6,377,623	152,072	—
	$7,056,379	$186,232	$—	$—	$104,152	$7,346,763	$189,399	$—

180

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Fund	Value as of December 31, 2023	Purchases	Proceeds from Sales	Realized Loss	Change in Unrealized Appreciation	Value as of June 30, 2024	Income Distribution	Long-Term Capital Gain Distribution
Wilshire Income Opportunities Fund
Voya VACS Series EMCD Fund	$876,138	$27,032	$ —	$ —	$4,251	$907,421	$26,687	$ —
Voya VACS Series EMHCD Fund	1,633,795	53,018	—	—	(2,910)	1,683,903	53,414	—
Voya VACS Series HYB Fund	3,038,503	120,176	—	—	(35,635)	3,123,044	120,329	—
	$5,548,436	$200,226	$—	$—	$(34,294)	$5,714,368	$200,430	$—

7. Derivative Transactions
Small Company Growth Portfolio, Small Company Value Portfolio and Wilshire 5000 IndexSM Fund did not hold any derivative instruments as of or during the current fiscal period.
At the end of the current fiscal period, Large Company Growth Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$17,820	N/A	$ —
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	8,495,739	N/A	—
			$8,513,559		$—

*	Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts.
For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

181

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
At the end of the current fiscal period, Large Company Value Portfolio is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$12,633	N/A	$ —
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	2,431,929	N/A	—
			$2,444,562		$—

*	Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts.
For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.
At the end of the current fiscal period,Wilshire International Equity Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin recievable on futures contracts	$18,039	N/A	$ —
Equity	Total return swap contracts	Net unrealized appreciation on swap contracts	3,625,337	N/A	—
			$3,643,376		$—

*	Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts.
For futures contracts, only current day’s variation margin is reported within the Statement of Assets and Liabilities.

182

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
At the end of the current fiscal period, Wilshire Income Opportunities Fund is invested in derivative contracts, which are reflected in the Statements of Assets and Liabilities, as follows:

		Derivative Assets		Derivative Liabilities
Risk	Derivative Type	Statements of Assets and Liabilities Location	Fair Value Amount	Statements of Assets and Liabilities Location	Fair Value Amount
Interest Rate	Futures contracts*	Net variation margin receivable on futures contracts	$36,931	N/A	$—
	Centrally cleared interest rate swaps*	Net variation margin payable on swap contracts	3,322	N/A	—
	OTC interest rate swaptions	Unrealized appreciation on swaption contracts	85,957	Unrealized depreciation on swaption contracts	83,235
	OTC interest rate options	Unaffiliated investments, at value	2,249	Options written, at value	4,967
Currency	Forward foreign currency exchange contracts	Unrealized appreciation on foreign forward currency contracts	192,743	Unrealized depreciation on foreign forward currency contracts	68,105
	OTC currency options	Unaffiliated investments, at value	44,380	Options written, at value	71,960
			$365,582		$228,267

*
Includes cumulative appreciation (depreciation) as reported on the Schedules of Futures Contracts, Schedule of Centrally Cleared Credit Default Swaps, and Schedule of Centrally Cleared Interest Rate Swaps. For futures contracts, centrally cleared credit default swaps, and centrally cleared interest rate swaps, only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the current fiscal period, the effect of derivative contracts in Large Company Growth Portfolio’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$2,179	$208,885
Equity	Total return swap contracts	Swap contracts	—	7,004,726

For the current fiscal period, the effect of derivative contracts in Large Company Value Portfolio’s Statement of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(8,042)	$138,575
Equity	Swap contracts	Swap contracts	—	1,082,565

183

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
For the current fiscal period, the effect of derivative contracts in Wilshire International Equity Fund’s
Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Currency	Forward foreign currency exchange contracts	Forward foreign currency contracts	$(305)	$203,348
Equity	Swap contracts	Swap contracts	(721,917)	1,988,929

For the current fiscal period, the effect of derivative contracts in Wilshire Income Opportunities Fund’s Statements of Operations was as follows:

		Statements of Operations
Risk	Derivative Type	Location	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Interest Rate	Futures contracts	Futures contracts	$(649,006)	$328,489
Interest Rate	Swaptions	Swaption contracts	70,878	44,806
Interest Rate	Swap contracts	Swap contracts	(249,757)	191,438
Interest Rate	Written options	Option contracts written	1,632	—
Interest Rate	Purchased options	Unaffiliated investments	3,299	(11,892)
Interest Rate Total			(822,954)	552,841
Currency	Forward foreign currency exchange contracts	Forward foreign currency contracts	(102,450)	455,995
Currency	Written options	Option contracts written	5,378	(39,264)
Currency	Purchased options	Unaffiliated investments	16,508	27,404
Currency	Swap contracts	Swap contracts	—	(2,161)
Currency Total			(80,564)	441,974
Equity	Futures contracts	Futures contracts	(6,181)	—
Equity Total			(6,181)	—

The average monthly notional amount outstanding of options, swaptions, swaps, futures and forwards during the six months ended June 30, 2024 were as follows:

	Large Company Growth Portfolio	Large Company Value Portfolio	Wilshire International Equity Fund	Wilshire Income Opportunity Fund
Written Options
Long	$ —	$ —	$ —	$10,390,040
Short	—	—	—	(9,302,954)
Swaptions
Long	—	—	—	8,642,898
Short	—	—	—	(17,074,650)

184

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

	Large Company Growth Portfolio	Large Company Value Portfolio	Wilshire International Equity Fund	Wilshire Income Opportunity Fund
Total Return Swaps	$42,731,662	$29,226,540	$39,411,501	$—
Interest Rate Swaps	—	—	—	15,240,962
Futures
Long	28,339	602,882	198,732	46,544,608
Short	(6,253,140)	(3,507,940)	(5,946,702)	(13,668,958)
Forwards
Purchased	—	—	—	30,228,938
Sold	—	—	—	42,043,896
Volatility Swaps	—	—	—	13,857

8. Securities Lending
Each Portfolio may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in a U.S. Bank Money Market Deposit Account. A Portfolio may return a portion of the interest earned to the borrower or a third party that is unaffiliated with the Company and acting as a “placing broker.” A Portfolio receives compensation for lending securities in the form of fees. A Portfolio also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Company’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Lending securities entails a risk of loss to the Portfolio if and to the extent that the market value of securities loans were to increase, the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. U.S. Bank N.A., the Portfolios’ custodian, acts as the securities lending agent for the Portfolios. The value of the securities on loan and the cash collateral at the end of the current fiscal period are shown on the Statements of Assets and Liabilities. Proceeds from cash collateral received from securities on loan were invested in a U.S. Bank Money Market Deposit Account and classified as Cash and cash equivalents on the Statements of Assets and Liabilities.
The following table is a summary of the Portfolios’ securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of the end of the current fiscal period:

Portfolio	Gross Amount of Recognized Assets (Value of Securities on Loan)	Value of Cash Collateral Received*
Large Company Growth Portfolio	$17,078	$17,078
Small Company Growth Portfolio	84,358	84,358
Small Company Value Portfolio	79,178	79,178
Wilshire 5000 IndexSM Fund	805,556	805,556
Wilshire International Equity Fund	298,060	298,060
Wilshire Income Opportunities Fund	1,198,135	1,198,135

*	The amount of collateral reflected in the table above does not include any over collateralization received by the Portfolios.

185

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
9. Capital Share Transactions.
Transactions in shares of the Portfolios are summarized below:

	Large Company Growth Portfolio		Large Company Value Portfolio		Small Company Growth Portfolio
	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	5,866	18,752	5,641	776	2,196	4,694
Shares issued as reinvestment of distributions	—	1,511	—	4,245	—	—
Shares redeemed	(113,450)	(255,533)	(5,809)	(47,758)	(22,936)	(66,098)
Net increase (decrease) in Investment Class shares outstanding	(107,584)	(235,270)	(168)	(42,737)	(20,740)	(61,404)
Shares outstanding at beginning of period	1,783,196	2,018,466	183,049	225,786	369,223	430,627
Shares outstanding at end of period	1,675,612	1,783,196	182,881	183,049	348,483	369,223

186

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

	Large Company Growth Portfolio		Large Company Value Portfolio		Small Company Growth Portfolio
	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Institutional Class shares:
Shares sold	75,630	249,847	136,592	618,815	25,821	393,666
Shares issued as reinvestment of distributions	—	11,294	—	246,073	—	—
Shares redeemed	(543,392)	(1,204,634)	(672,343)	(2,150,378)	(64,005)	(387,791)
Net increase (decrease) in Institutional Class shares outstanding	(467,762)	(943,493)	(535,751)	(1,285,490)	(38,184)	5,875
Shares outstanding at beginning of period	3,917,271	4,860,764	8,098,009	9,383,499	1,003,587	997,712
Shares outstanding at end of period	3,449,509	3,917,271	7,562,258	8,098,009	965,403	1,003,587

	Small Company Value Portfolio		Wilshire 5000 IndexSM Fund		Wilshire International Equity Fund
	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	403	2,744	141,655	503,184	8,808	9,973
Shares issued as reinvestment of distributions	—	8,522	8	218,328	-	1,975
Shares redeemed	(9,361)	(24,246)	(277,633)	(659,183)	(15,073)	(49,750)
Net increase (decrease) in Investment Class shares outstanding	(8,958)	(12,980)	(135,970)	62,329	(6,265)	(37,802)
Shares outstanding at beginning of period	215,708	228,688	6,991,545	6,929,216	72,925	110,727
Shares outstanding at end of period	206,750	215,708	6,855,575	6,991,545	66,660	72,925

187

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

	Small Company Value Portfolio		Wilshire 5000 IndexSM Fund		Wilshire International Equity Fund
	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023	Six Months Ended June 30, 2024	Year Ended December 31, 2023
Institutional Class shares:
Shares sold	18,771	221,560	84,739	52,303	347,953	1,437,388
Shares issued as reinvestment of distributions	—	31,929	—	48,123	—	701,059
Shares redeemed	(61,658)	(295,717)	(82,985)	(184,792)	(1,824,015)	(5,013,247)
Net increase (decrease) in Institutional Class shares outstanding .	(42,887)	(42,228)	1,754	(84,366)	(1,476,062)	(2,874,800)
Shares outstanding at beginning of period	784,257	826,485	1,783,107	1,867,473	21,025,531	23,900,331
Shares outstanding at end of period	741,370	784,257	1,784,861	1,783,107	19,549,469	21,025,531

	Wilshire Income Opportunities Fund
	Six Months Ended June 30, 2024	Year Ended December 31, 2023
CAPITAL SHARE TRANSACTIONS:
Investment Class shares:
Shares sold	629	2,206
Shares issued as reinvestment of distributions	430	923
Shares redeemed	(1,418)	(39,784)
Net decrease in Investment Class shares outstanding.	(359)	(36,655)
Shares outstanding at beginning of period	22,922	59,577
Shares outstanding at end of period	22,563	22,922
Institutional Class shares:
Shares sold	916,669	2,359,540
Shares issued as reinvestment of distributions	499,732	809,773
Shares redeemed	(1,232,106)	(7,440,824)
Net decrease in Institutional Class shares outstanding .	184,295	(4,271,511)
Shares outstanding at beginning of period	22,857,502	27,129,013
Shares outstanding at end of period	23,041,797	22,857,502

188

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
10. Significant Shareholders
At the end of the current fiscal period, the Portfolios had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Portfolios. These represent omnibus shareholder accounts comprised of many individual shareholders.

Portfolio
Large Company Growth Portfolio (4 omnibus shareholders)	87%
Large Company Value Portfolio (4 omnibus shareholders)	95%
Small Company Growth Portfolio (4 omnibus shareholders)	81%
Small Company Value Portfolio (4 omnibus shareholders)	90%
Wilshire 5000 IndexSM Fund (2 omnibus shareholders)	67%
Wilshire International Equity Fund (4 omnibus shareholders)	97%
Wilshire Income Opportunities Fund (4 omnibus shareholders)	97%

As of the end of the current fiscal period, an affiliated investment company, also advised by the Adviser, owned the following amounts of the outstanding shares of the Portfolios:

Portfolio
Large Company Growth Portfolio	30%
Large Company Value Portfolio	48%
Small Company Growth Portfolio	28%
Small Company Value Portfolio	28%
Wilshire 5000 IndexSM Fund	0%
Wilshire International Equity Fund	51%
Wilshire Income Opportunities Fund	50%

11. Tax Information.
No provision for federal income taxes is required because each Portfolio has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Code and distributes to shareholders all of its taxable income and net realized gains. Federal income tax regulations differ from U.S. GAAP; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences.
The Portfolios evaluate tax positions taken or expected to be taken in the course of preparing the Portfolios’ tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities of returns filed within the past three years and on-going analysis of and changes to tax laws, regulations and interpretations thereof.
The federal tax cost of portfolio securities and unrealized appreciation and depreciation, including derivatives, and the components of distributable earnings (accumulated losses) for income tax purposes as of December 31, 2023, for each Portfolio are as follows:

189

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Tax cost of Investments	$140,511,090	$137,831,499	$21,084,041	$21,847,341
Unrealized Appreciation	83,448,253	27,957,536	6,893,694	6,370,954
Unrealized Depreciation	(6,609,252)	(6,681,715)	(2,536,824)	(2,070,115)
Net unrealized appreciation (depreciation)	76,839,001	21,275,821	4,356,870	4,300,839
Undistributed Ordinary Income	1,701,183	833,962	—	330,508
Undistributed Long-Term Capital Gain	4,092,526	911,057	—	366,235
Distributable earnings	5,793,709	1,745,019	—	696,743
Other accumulated gain/(loss)	—	52	(2,949,201)	—
Total distributable earnings	82,632,710	23,020,892	1,407,669	4,997,582

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Tax cost of Investments	$64,348,210	$180,795,444	$208,042,900
Unrealized Appreciation	180,666,374	41,739,360	4,699,366
Unrealized Depreciation	(5,263,033)	(12,400,327)	(19,914,413)
Net unrealized appreciation (depreciation)	175,403,341	29,339,033	(15,215,047)
Undistributed Ordinary Income	—	1,802,622	—
Undistributed Long-Term Capital Gain	658,961	1,411,159	—
Distributable earnings	658,961	3,213,781	—
Other accumulated gain/(loss)	(29,277)	10,263	(21,400,565)
Total distributable earnings (accumulated losses)	176,033,025	32,563,077	(36,615,612)

The differences between book and tax-basis unrealized appreciation (depreciation) are attributable primarily to the tax deferral of losses on wash sales, significant debt modifications, and investment in passive foreign investment companies.
At December 31, 2023, the Wilshire 5000 Index Fund had post-October capital loss deferral of $29,275.
As of December 31, 2023, Income Opportunity Fund and Small Company Growth Portfolio had the following capital loss carryforwards (“CLCFs”) for federal income tax purposes which do not expire:

Portfolio	Short-Term Loss	Long-Term Loss	Total
Small Company Growth Portfolio	$2,949,201	$—	$2,949,201
Wilshire Income Opportunities Fund	6,844,849	14,562,119	21,406,968

These CLCFs may be utilized in the current and futures years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the year ended December 31, 2023, Wilshire International Equity Fund utilized $2,497,901 of CLCF.
The tax character of distributions declared during the years ended December 31, 2023 and December 31, 2022 was as follows:

Portfolio	2023 Ordinary Income	2023 Long-Term Capital Gains	2022 Ordinary Income	2022 Long-Term Capital Gains
Large Company Growth Fund	$551,373	$—	$171,788	$31,530,544
Large Company Value Portfolio	1,410,988	3,611,587	5,889,980	12,018,006
Small Company Growth Portfolio	—	—	—	4,298,514

190

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)

Portfolio	2023 Ordinary Income	2023 Long-Term Capital Gains	2022 Ordinary Income	2022 Long-Term Capital Gains
Small Company Value Portfolio	$86,218	$952,961	$249,102	$2,318,391
Wilshire 5000 IndexSM Fund	2,585,421	5,369,108	2,294,416	7,789,311
Wilshire International Equity Fund	6,294,982	1,180,843	—	2,053,351
Wilshire Income Opportunities Fund	7,094,175	—	8,922,423	—

The Portfolios designated as long-term capital gain dividends, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gains to zero for the tax year ended June 30, 2024.
For the year ended December 31, 2023, the following reclassifications were made on the Statements of Assets and Liabilities as a result of permanent differences between income tax regulations and GAAP:

	Large Company Growth Portfolio	Large Company Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio
Distributable earnings (accumulated losses)	$(86,715)	$(576,189)	$72,495	$ (304,336)
Paid-in capital	86,715	576,189	(72,495)	304,336

	Wilshire 5000 IndexSM Fund	Wilshire International Equity Fund	Wilshire Income Opportunities Fund
Distributable earnings (accumulated losses)	$(462,648)	$(170,636)	$12,982
Paid-in capital	462,648	170,636	(12,982)

Such reclassifications, primarily related to the use of utilization of earnings and profits distributed to shareholders on redemption of shares, are the result of permanent differences between financial statement and income tax reporting requirements and had no effect on each Portfolio’s net assets or NAV per share.
12. Indemnifications
In the normal course of business, the Company, on behalf of the Portfolios, enters into contracts that provide general indemnifications. The Portfolios’ maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.
13. Certain Investment Risks
Asset-Backed Securities (“ABS”) Risk – Investors in ABS, including mortgage-backed securities (“MBS”) and structured finance investments, generally receive payments that are part interest and part return of principal. These payments may vary based on the rate at which the underlying borrowers pay off their loans or other future expected receivables of assets or cash flows. Some ABS, including MBS, may have structures that make their reaction to interest rates and other factors difficult to predict, making them subject to liquidity risk.
Collateralized Debt Obligation (“CDO”) Risk – A CDO is an ABS whose underlying collateral is typically a portfolio of bonds, bank loans, other structured finance securities and/or synthetic instruments. Investors in CDOs bear the credit risk of the underlying collateral. Multiple tranches of securities are issued by the CDO, offering investors various maturity and credit risk characteristics. Tranches are categorized as senior, mezzanine, and subordinated/equity, according to their degree of risk. If there are defaults or the CDO’s collateral otherwise underperforms, scheduled payments to senior tranches take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches take precedence over those to subordinated/equity tranches. CDOs are subject to the same risk of prepayment described for certain mortgage-related and ABS, and are subject to credit risk, interest rate risk and default risk. The market value of CDOs may be affected by changes in the market’s perception of the creditworthiness of the servicing agent for the pool or the originator.

191

Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
Forward Contracts Risk – There may be an imperfect correlation between the price of a forward contract and the underlying security, index or currency which will increase the volatility of Wilshire Income Opportunities Fund’s NAV. The Portfolio bears the risk of loss of the amount expected to be received under a forward contract in the event of the default or bankruptcy of a counterparty. If such a default occurs, the Portfolio will have contractual remedies pursuant to the forward contract, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Portfolio’s rights as a creditor. Forward currency transactions include risks associated with fluctuations in foreign currency.
Interest Rate Risk – For debt securities, interest rate risk is the possibility that the market price will fall because of changing interest rates. In general, debt securities’ market prices rise or fall inversely to changes in interest rates. If interest rates rise, bond market prices generally fall; if interest rates fall, bond market prices generally rise. In addition, for a given change in interest rates, the market price of longer-maturity bonds fluctuates more (gaining or losing more in value) than shorter-maturity bonds. There may be less governmental intervention in influencing interest rates in the near future. If so, it could cause an increase in interest rates, which would have a negative impact on the market prices of fixed income securities and could negatively affect a Portfolio’s NAV.
Credit Risk – A Portfolio’s debt instruments are subject to credit risk, which is the risk that an issuer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Funds that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. Certain securities are backed by credit enhancements from various financial institutions and financial guarantee assurance agencies. These credit enhancements reinforce the credit quality of the individual securities; however, if any of the financial institutions or financial guarantee assurance agencies’ credit quality should deteriorate, it could cause the individual security’s credit quality to change. Additionally, if a Portfolio concentrates its credit enhancements in any one financial institution, the risk of credit quality deterioration increases. The value of ABS may be affected by the credit risk of the servicing agent for the pool, the originator of the loans or receivables, or the financial institution(s) providing the credit support. In addition to credit risk, ABS and other securities with early redemption features are subject to pre-payment risk. During periods of declining interest rates, prepayment of loans underlying ABS can be expected to accelerate or an issuer may retire an outstanding bond early to reduce interest costs. A Portfolio’s ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.
Counterparty Credit Risk – Counterparty credit risk is the risk that a counterparty to a financial instrument will fail on a commitment that it has entered into with a Portfolio. A Portfolio’s Sub-Adviser seeks to minimize counterparty credit risk by monitoring the creditworthiness of each counterparty on an ongoing basis.
Foreign Security Risk – Wilshire International Equity Fund and Wilshire Income Opportunities Fund invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in foreign countries. The market values of the Portfolios’ investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline.
Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Also, the ability of the issuers of debt securities held by the Portfolios to meet their obligations may be affected by economic and political developments in a specific country, industry or region.
Investments in Loans Risk – Investments in loans involve special types of risks, including credit risk, interest rate risk, counterparty risk and prepayment risk. Loans may offer a fixed or floating interest rate. Loans are often generally below investment grade and may be unrated. Loans may be difficult to value and some can be subject to liquidity risk.
Sector Risk – If a Portfolio has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Portfolio than would be the case if the Portfolio did not have significant investments in that sector. In addition, this may increase

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Wilshire Mutual Funds, Inc.
Notes to Financial Statements
June 30, 2024 (Unaudited)(Continued)
the risk of loss of an investment in the Portfolio and increase the volatility of the Portfolio’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of a Portfolio’s holdings would be adversely affected. As of the end of the current fiscal period, Large Company Growth Portfolio had 36.3% of the value of its net assets invested in stocks within the Information Technology sector; Small Company Growth Portfolio had 26.4% of the value of its net assets invested in stocks within the Health Care sector; Small Company Value Portfolio had 28.2% of the value of its net assets invested in stocks within the Financials sector; and Wilshire 5000 Index FundSM had 30.0% of the value of its net assets invested in stocks within the Information Technology sector.
A more complete description of risks is included in each Portfolio’s prospectus and Statement of Additional Information.
14. Subsequent Event Evaluation
The Portfolios have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to these financial statements.

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WILSHIRE MUTUAL FUNDS, INC.
ADDITIONAL INFORMATION
Information on Proxy Voting
A description of policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities, along with each Portfolio’s proxy voting record relating to portfolio securities held during most recent 12-month period ended June 30, is available at no charge, upon request by calling (866) 591-1568, by e-mailing us at http://advisor.wilshire.com or on the SEC’s website at www.sec.gov.
Information on Form N-PORT
The Company files its complete schedule of portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-PORT. The Company’s Forms N-PORT are available on the SEC’s website at www.sec.gov.

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(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filing.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Wilshire Mutual Funds

By (Signature and Title)*	/s/ Jason Schwarz
Jason A. Schwarz President and Principal Executive Officer

Date	9/5/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jason Schwarz
Jason A. Schwarz President Principal Executive Officer

Date	9/5/2024

By (Signature and Title)*	/s/ Michael Wauters
Michael Wauters
Treasurer, Principal Financial Officer and Principal Principal Financial Officer

Date	9/4/2024

* Print the name and title of each signing officer under his or her signature.